                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0578

                                                       Expires:  Feb. 28, 2006

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                                                       hours per response: 20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                                811-7452
       -------------------------------------------------------------------------


                          AIM Variable Insurance Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


      Robert H. Graham  11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    (713)626-1919
                                                    -------------------

Date of fiscal year end:    12/31
                         ------------------

Date of reporting period:   03/31/05
                          ------------------

Item 1.  Schedule of Investments.

                        AIM V.I. AGGRESSIVE GROWTH FUND
           Quarterly Schedule of Portfolio Holdings o March 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             VIAGRO-QTR-1 3/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                           MARKET
                                                                                  SHARES                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--91.03%

ADVERTISING--1.50%
Lamar Advertising Co.-Class A                          (a)                        56,800                                $  2,288,472
====================================================================================================================================

AEROSPACE & DEFENSE--0.65%
L-3 Communications Holdings, Inc.                                                 14,000                                     994,280
====================================================================================================================================

AIRLINES--1.37%
JetBlue Airways Corp.                                  (a)                        50,400                                     959,616
------------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                            79,100                                   1,126,384
====================================================================================================================================
                                                                                                                           2,086,000
====================================================================================================================================

APPAREL RETAIL--1.00%
Aeropostale, Inc.                                      (a)                        18,650                                     610,787
------------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.                                        (a)(b)                     41,700                                     911,145
====================================================================================================================================
                                                                                                                           1,521,932
====================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.73%
Fossil, Inc.                                           (a)                        43,100                                   1,117,367
====================================================================================================================================

APPLICATION SOFTWARE--2.10%
Amdocs Ltd. (United Kingdom)                           (a)(b)                     32,400                                     920,160
------------------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc.                                      (a)                        97,000                                     773,090
------------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc.                                         (a)                        46,700                                     845,270
------------------------------------------------------------------------------------------------------------------------------------
TIBCO Software Inc.                                    (a)                        88,200                                     657,090
====================================================================================================================================
                                                                                                                           3,195,610
====================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.97%
Affiliated Managers Group, Inc.                        (a)                        19,750                                   1,225,093
------------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                67,500                                   3,301,425
====================================================================================================================================
                                                                                                                           4,526,518
====================================================================================================================================

BIOTECHNOLOGY--4.41%
Amylin Pharmaceuticals, Inc.                           (a)                        53,400                                     933,966
------------------------------------------------------------------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.                           (a)                        37,900                                   1,042,250
------------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.                                       (a)                        12,800                                     885,760
------------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.                                        (a)                        40,200                                     957,162
------------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.                           (a)                        28,200                                   1,073,292
------------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.                              (a)                        15,800                                     653,172
------------------------------------------------------------------------------------------------------------------------------------
QLT Inc. (Canada)                                      (a)                        91,300                                   1,174,118
====================================================================================================================================
                                                                                                                           6,719,720
====================================================================================================================================

VIAGRO-QTR-1

                                                                                                                           MARKET
                                                                                  SHARES                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
BREWERS--0.52%
Molson Coors Brewing Co.-Class B                                                  10,200                                 $   787,134
====================================================================================================================================

BROADCASTING & CABLE TV--2.89%
Radio One, Inc.-Class D                                (a)                        94,900                                   1,399,775
------------------------------------------------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A                  (a)                       108,795                                   3,012,534
====================================================================================================================================
                                                                                                                           4,412,309
====================================================================================================================================

BUILDING PRODUCTS--0.99%
American Standard Cos. Inc.                                                       32,400                                   1,505,952
====================================================================================================================================

CASINOS & GAMING--1.06%
Aztar Corp.                                            (a)                        32,100                                     916,776
------------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                     26,000                                     693,160
====================================================================================================================================
                                                                                                                           1,609,936
====================================================================================================================================

COMMUNICATIONS EQUIPMENT--2.21%
ADTRAN, Inc.                                                                      35,400                                     624,456
------------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                                 (a)                        33,700                                     743,422
------------------------------------------------------------------------------------------------------------------------------------
Plantronics, Inc.                                                                 16,300                                     620,704
------------------------------------------------------------------------------------------------------------------------------------
Polycom, Inc.                                          (a)                        38,800                                     657,660
------------------------------------------------------------------------------------------------------------------------------------
Tekelec                                                (a)                        45,700                                     728,458
====================================================================================================================================
                                                                                                                           3,374,700
====================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.84%
Best Buy Co., Inc.                                                                23,600                                   1,274,636
====================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.60%
Brocade Communications Systems, Inc.                   (a)                         7,500                                      44,400
------------------------------------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc.                          (a)                        49,100                                     875,944
====================================================================================================================================
                                                                                                                             920,344
====================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.33%
Terex Corp.                                            (a)                        11,600                                     502,280
====================================================================================================================================

CONSUMER ELECTRONICS--0.31%
Harman International Industries, Inc.                                              5,400                                     477,684
====================================================================================================================================

CONSUMER FINANCE--0.40%
SLM Corp.                                                                         12,200                                     608,048
====================================================================================================================================

VIAGRO-QTR-1

                                                                                                                           MARKET
                                                                                  SHARES                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--6.94%
Affiliated Computer Services, Inc.-Class A             (a)                        28,400                                $  1,512,016
------------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.                            (a)                        81,000                                   3,272,400
------------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.                                           (a)                        31,585                                   1,257,083
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.                                     (a)                        65,800                                   1,897,672
------------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                     80,300                                   2,635,446
====================================================================================================================================
                                                                                                                          10,574,617
====================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--3.89%
ARAMARK Corp.-Class B                                                             47,500                                   1,248,300
------------------------------------------------------------------------------------------------------------------------------------
ChoicePoint Inc.                                       (a)                        38,100                                   1,528,191
------------------------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                      37,000                                   1,528,470
------------------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                                                   50,300                                   1,052,276
------------------------------------------------------------------------------------------------------------------------------------
Sirva Inc.                                             (a)                        79,500                                     565,245
====================================================================================================================================
                                                                                                                           5,922,482
====================================================================================================================================

ELECTRIC UTILITIES--0.52%
DPL Inc.                                                                          31,500                                     787,500
====================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.32%
Cooper Industries, Ltd.-Class A (Bermuda)                                         12,200                                     872,544
------------------------------------------------------------------------------------------------------------------------------------
EnerSys                                                (a)                        87,000                                   1,139,700
====================================================================================================================================
                                                                                                                           2,012,244
====================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.50%
Tektronix, Inc.                                                                   31,000                                     760,430
====================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.49%
Molex Inc.                                                                        28,400                                     748,624
====================================================================================================================================

EMPLOYMENT SERVICES--0.91%
Manpower Inc.                                                                     31,800                                   1,383,936
====================================================================================================================================

GENERAL MERCHANDISE STORES--0.54%
Tuesday Morning Corp.                                  (a)                        28,400                                     819,908
====================================================================================================================================

HEALTH CARE EQUIPMENT--5.35%
Biomet, Inc.                                                                      40,100                                   1,455,630
------------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.                                            (a)                        72,500                                   1,668,225
------------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.                   (a)                        30,400                                   1,730,368
------------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                                 (a)                        28,600                                   1,705,990
------------------------------------------------------------------------------------------------------------------------------------
Kyphon Inc.                                            (a)                        31,600                                     795,372
------------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                 38,500                                     794,255
====================================================================================================================================
                                                                                                                           8,149,840
====================================================================================================================================

VIAGRO-QTR-1

                                                                                                                           MARKET
                                                                                  SHARES                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES--1.34%
Manor Care, Inc.                                                                  21,900                                $    796,284
------------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.                                  (a)                        24,900                                   1,247,490
====================================================================================================================================
                                                                                                                           2,043,774
====================================================================================================================================

HEALTH CARE SERVICES--3.56%
Caremark Rx, Inc.                                      (a)                        38,800                                   1,543,464
------------------------------------------------------------------------------------------------------------------------------------
Cerner Corp.                                           (a)                        16,800                                     882,168
------------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.                                           (a)(b)                     35,600                                   1,489,860
------------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.                           (a)                        16,100                                     798,077
------------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                    20,000                                     709,000
====================================================================================================================================
                                                                                                                           5,422,569
====================================================================================================================================

HEALTH CARE SUPPLIES--0.84%
Advanced Medical Optics, Inc.                          (a)                        35,300                                   1,278,213
====================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.53%
La Quinta Corp.                                        (a)                        82,900                                     704,650
------------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia)                                            36,600                                   1,635,654
====================================================================================================================================
                                                                                                                           2,340,304
====================================================================================================================================

HOUSEHOLD APPLIANCES--1.11%
Blount International, Inc.                             (a)                        99,500                                   1,689,510
====================================================================================================================================

INDUSTRIAL CONGLOMERATES--1.31%
Textron Inc.                                                                      26,700                                   1,992,354
====================================================================================================================================

INDUSTRIAL GASES--0.30%
Airgas, Inc.                                                                      18,900                                     451,521
====================================================================================================================================

INDUSTRIAL MACHINERY--0.62%
Dover Corp.                                                                       24,900                                     940,971
====================================================================================================================================

INTERNET SOFTWARE & SERVICES--0.74%
VeriSign, Inc.                                         (a)                        39,600                                   1,136,520
====================================================================================================================================

IT CONSULTING & OTHER SERVICES--0.97%
Acxiom Corp.                                                                      39,500                                     826,735
------------------------------------------------------------------------------------------------------------------------------------
Perot Systems Corp.-Class A                            (a)                        48,500                                     651,840
====================================================================================================================================
                                                                                                                           1,478,575
====================================================================================================================================

LEISURE PRODUCTS--0.72%
Brunswick Corp.                                                                   23,300                                   1,091,605
====================================================================================================================================

VIAGRO-QTR-1

                                                                                                                           MARKET
                                                                                  SHARES                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
METAL & GLASS CONTAINERS--0.49%
Owens-Illinois, Inc.                                   (a)                        30,000                                $    754,200
====================================================================================================================================

MOVIES & ENTERTAINMENT--1.00%
Regal Entertainment Group-Class A                                                 72,200                                   1,518,366
====================================================================================================================================

OFFICE SERVICES & SUPPLIES--0.65%
Mine Safety Appliances Co.                                                        25,500                                     987,870
====================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.02%
BJ Services Co.                                                                   30,100                                   1,561,588
====================================================================================================================================

PAPER PRODUCTS--1.34%
Bowater Inc.                                                                      28,900                                   1,088,663
------------------------------------------------------------------------------------------------------------------------------------
Sappi Ltd.- ADR (South Africa)                                                    77,500                                     953,250
====================================================================================================================================
                                                                                                                           2,041,913
====================================================================================================================================

PHARMACEUTICALS--5.17%
Barr Pharmaceuticals Inc.                              (a)                        20,600                                   1,005,898
------------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.                     (a)                        50,500                                   1,138,775
------------------------------------------------------------------------------------------------------------------------------------
Impax Laboratories, Inc.                               (a)                        32,500                                     520,000
------------------------------------------------------------------------------------------------------------------------------------
IVAX Corp.                                             (a)(b)                     72,750                                   1,438,268
------------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                                              40,100                                   1,202,198
------------------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.                                       (a)                        56,500                                   1,427,755
------------------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                                             50,700                                   1,141,764
====================================================================================================================================
                                                                                                                           7,874,658
====================================================================================================================================

PUBLISHING--1.26%
Dow Jones & Co., Inc.                                                             26,400                                     986,568
------------------------------------------------------------------------------------------------------------------------------------
Reader's Digest Association, Inc. (The)                                           53,700                                     929,547
====================================================================================================================================
                                                                                                                           1,916,115
====================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.69%
CB Richard Ellis Group, Inc.-Class A                   (a)                        30,200                                   1,056,698
====================================================================================================================================

REGIONAL BANKS--1.68%
Amegy Bancorp., Inc.                                                              56,100                                   1,029,435
------------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                                         55,400                                   1,536,796
====================================================================================================================================
                                                                                                                           2,566,231
====================================================================================================================================

RESTAURANTS--1.88%
RARE Hospitality International, Inc.                   (a)                        46,000                                   1,420,480
------------------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                                59,300                                   1,440,397
====================================================================================================================================
                                                                                                                           2,860,877
====================================================================================================================================

VIAGRO-QTR-1

                                                                                                                           MARKET
                                                                                  SHARES                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--1.51%
KLA-Tencor Corp.                                       (a)                        26,400                                $  1,214,664
------------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                                 (a)                        40,600                                   1,085,238
====================================================================================================================================
                                                                                                                           2,299,902
====================================================================================================================================

SEMICONDUCTORS--5.13%
AMIS Holdings, Inc.                                    (a)                        89,100                                   1,005,939
------------------------------------------------------------------------------------------------------------------------------------
ATI Technologies Inc. (Canada)                         (a)                        69,300                                   1,196,118
------------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp.-Class A                                 (a)                        32,200                                     963,424
------------------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.                       (a)                        55,000                                   1,051,600
------------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                   26,300                                   1,074,881
------------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                         69,100                                   1,797,291
------------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.                                (a)                        70,800                                     732,072
====================================================================================================================================
                                                                                                                           7,821,325
====================================================================================================================================

SOFT DRINKS--0.43%
Coca-Cola Enterprises Inc.                                                        32,300                                     662,796
====================================================================================================================================

SPECIALTY CHEMICALS--0.95%
Nalco Holding Co.                                      (a)                        31,200                                     587,496
------------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                   18,000                                     864,000
====================================================================================================================================
                                                                                                                           1,451,496
====================================================================================================================================

SPECIALTY STORES--3.52%
Bed Bath & Beyond Inc.                                 (a)                        32,400                                   1,183,896
------------------------------------------------------------------------------------------------------------------------------------
Linens 'n Things, Inc.                                 (a)                        59,300                                   1,472,419
------------------------------------------------------------------------------------------------------------------------------------
PETCO Animal Supplies, Inc.                            (a)                        30,400                                   1,119,024
------------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                     50,500                                   1,587,215
====================================================================================================================================
                                                                                                                           5,362,554
====================================================================================================================================

SYSTEMS SOFTWARE--2.36%
Check Point Software Technologies Ltd. (Israel)        (a)                        33,900                                     736,986
------------------------------------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc.                        (a)                        39,100                                     715,530
------------------------------------------------------------------------------------------------------------------------------------
McAfee Inc.                                            (a)                        48,500                                   1,094,160
------------------------------------------------------------------------------------------------------------------------------------
RSA Security Inc.                                      (a)                        66,000                                   1,046,100
====================================================================================================================================
                                                                                                                           3,592,776
====================================================================================================================================

TECHNOLOGY DISTRIBUTORS--1.20%
CDW Corp.                                                                         32,200                                   1,825,096
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.21%
Independence Community Bank Corp.                                                 28,500                                   1,111,500
------------------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                                  40,713                                     739,348
====================================================================================================================================
                                                                                                                           1,850,848
====================================================================================================================================

VIAGRO-QTR-1

                                                                                                                           MARKET
                                                                                  SHARES                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.16%
MSC Industrial Direct Co., Inc.-Class A                                           37,800                                $  1,155,168
------------------------------------------------------------------------------------------------------------------------------------
WESCO International, Inc.                              (a)                        22,100                                     618,800
====================================================================================================================================
                                                                                                                           1,773,968
====================================================================================================================================

Total Common Stocks & Other Equity Interests
(Cost $132,260,332)                                                                                                      138,727,696
====================================================================================================================================

MONEY MARKET FUNDS--8.97%
Liquid Assets Portfolio-Institutional Class            (c)                     6,838,270                                   6,838,270
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class               (c)                     6,838,270                                   6,838,270
====================================================================================================================================

Total Money Market Funds (Cost $13,676,540)                                                                               13,676,540
====================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $145,936,872)                                                                         $152,404,236
____________________________________________________________________________________________________________________________________
====================================================================================================================================

Investment Abbreviations:

ADR                                     American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) A portion of this security is subject to call options written. See Note 1C and Note 3.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

VIAGRO-QTR-1

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

VIAGRO-QTR-1

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                    MARKET                                  UNREALIZED       MARKET              REALIZED
                                    VALUE     PURCHASES   PROCEEDS FROM    APPRECIATION      VALUE     DIVIDEND    GAIN
FUND                               12/31/04    AT COST       SALES        (DEPRECIATION)    03/31/05    INCOME    (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets                   $ 6,960,012  $16,560,580  $ (16,682,322)  $          --   $ 6,838,270  $ 27,509  $     --
Portfolio-Institutional Class
-------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional Class     6,960,012   16,560,580    (16,682,322)             --     6,838,270    28,209        --
=========================================================================================================================
  TOTAL                         $13,920,024  $33,121,160  $ (33,364,644)  $          --   $13,676,540  $ 55,718  $     --
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 3 - OPTION CONTRACTS WRITTEN

                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------
                                      CALL OPTION CONTRACTS
                            -----------------------------------------
                            NUMBER OF                      PREMIUMS
                            CONTRACTS                      RECEIVED
---------------------------------------------------------------------
Beginning of period             1,260                     $  131,528
---------------------------------------------------------------------
Written                           895                         89,296
---------------------------------------------------------------------
Closed                           (212)                       (21,626)
---------------------------------------------------------------------
Expired                        (1,048)                      (109,902)
=====================================================================
End of period                     895                     $   89,296
_____________________________________________________________________
=====================================================================


                                           OPEN CALL OPTIONS WRITTEN AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                       CONTRACT      STRIKE    NUMBER OF     PREMIUMS    MARCH 31, 2005      APPRECIATION
                                        MONTH        PRICE     CONTRACTS     RECEIVED     MARKET VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.                              Apr-05      $ 30.0       157        $ 16,535    $        4,710     $      11,825
--------------------------------------------------------------------------------------------------------------------------
Davita, Inc.                             Apr-05        45.0       178          18,631             1,780            16,851
--------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.                          Apr-05        22.5       210          24,420             8,400            16,020
--------------------------------------------------------------------------------------------------------------------------
Ivax Corp.                               Jun-05        20.0       350          29,710            44,625           (14,915)
==========================================================================================================================
Total outstanding options written                                 895        $ 89,296    $       59,515     $      29,781
__________________________________________________________________________________________________________________________
==========================================================================================================================

VIAGRO-QTR-1

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $80,728,104 and $83,578,374, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 11,431,462
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (5,727,674)
================================================================================
Net unrealized appreciation of investment securities               $  5,703,788
________________________________________________________________________________
================================================================================

Cost of investments for tax purposes is $146,700,448.

VIAGRO-QTR-1
                                      F-11

                             AIM V.I. BALANCED FUND
         Quarterly Schedule of Portfolio Holdings o March 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com            VIBAL-QTR-1 3/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                         MARKET
                                                                                                 SHARES                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS--63.59%

ADVERTISING--3.11%

Interpublic Group of Cos., Inc. (The)                                (a)                           95,000            $   1,166,600
----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                                 23,700                2,097,924
==================================================================================================================================
                                                                                                                         3,264,524
==================================================================================================================================

AEROSPACE & DEFENSE--0.94%

Honeywell International Inc.                                                                       26,600                  989,786
==================================================================================================================================

ALUMINUM--0.87%

Alcoa Inc.                                                                                         30,200                  917,778
==================================================================================================================================

APPAREL RETAIL--1.06%

Gap, Inc. (The)                                                                                    51,200                1,118,208
==================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.26%

Bank of New York Co., Inc. (The)                                                                   45,600                1,324,680
==================================================================================================================================

BUILDING PRODUCTS--2.25%

American Standard Cos. Inc.                                                                        20,100                  934,248
----------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                        41,100                1,424,937
==================================================================================================================================
                                                                                                                         2,359,185
==================================================================================================================================

COMMUNICATIONS EQUIPMENT--0.54%

Motorola, Inc.                                                                                     37,800                  565,866
==================================================================================================================================

CONSUMER ELECTRONICS--2.15%

Koninklijke (Royal) Philips Electronics N.V.-New York
Shares (Netherlands)                                                 (a)                           34,900                  960,448
----------------------------------------------------------------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                                                                             32,400                1,296,648
==================================================================================================================================
                                                                                                                         2,257,096
==================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.57%

Ceridian Corp.                                                       (a)                           49,600                  845,680
----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                   47,200                1,855,432
==================================================================================================================================
                                                                                                                         2,701,112
==================================================================================================================================

DIVERSIFIED CHEMICALS--0.43%

Dow Chemical Co. (The)                                                                              9,000                  448,650
==================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.49%

Cendant Corp.                                                                                      76,200                1,565,148
==================================================================================================================================

VIBAL-QTR-1                           F-1

                                                                                                                         MARKET
                                                                                                 SHARES                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES--1.78%

Waste Management, Inc.                                                                             64,800            $   1,869,480
==================================================================================================================================

FOOD RETAIL--1.83%

Kroger Co. (The)                                                     (a)                           71,700                1,149,351
----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                                         (a)                           41,700                  772,701
==================================================================================================================================
                                                                                                                         1,922,052
==================================================================================================================================

GENERAL MERCHANDISE STORES--1.38%

Target Corp.                                                                                       28,900                1,445,578
==================================================================================================================================

HEALTH CARE DISTRIBUTORS--3.89%

Cardinal Health, Inc.                                                                              46,500                2,594,700
----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                     39,500                1,491,125
==================================================================================================================================
                                                                                                                         4,085,825
==================================================================================================================================

HEALTH CARE EQUIPMENT--0.94%

Baxter International Inc.                                                                          29,100                  988,818
==================================================================================================================================

HEALTH CARE FACILITIES--1.49%

HCA Inc.                                                                                           29,300                1,569,601
==================================================================================================================================

HEALTH CARE SERVICES--0.35%

IMS Health Inc.                                                                                    15,200                  370,728
==================================================================================================================================

INDUSTRIAL CONGLOMERATES--3.81%

General Electric Co.                                                                               40,100                1,446,006
----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                                                  75,600                2,555,280
==================================================================================================================================
                                                                                                                         4,001,286
==================================================================================================================================

INDUSTRIAL MACHINERY--1.35%

Illinois Tool Works Inc.                                                                           15,800                1,414,574
==================================================================================================================================

INTEGRATED OIL & GAS--0.10%

Shell Frontier Oil & Gas Inc.-Series B, 3.48% Floating
Rate Pfd.                                                            (b)                                1                  100,000
==================================================================================================================================

INVESTMENT BANKING & BROKERAGE--2.64%

Merrill Lynch & Co., Inc.                                                                          21,200                1,199,920
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                     27,500                1,574,375
==================================================================================================================================
                                                                                                                         2,774,295
==================================================================================================================================

MANAGED HEALTH CARE--1.98%

WellPoint Inc.                                                       (a)                           16,600                2,080,810
==================================================================================================================================

MOVIES & ENTERTAINMENT--1.68%

Walt Disney Co. (The)                                                                              61,600                1,769,768
==================================================================================================================================

MULTI-LINE INSURANCE--1.27%

Hartford Financial Services Group, Inc. (The)                                                      19,500                1,336,920
==================================================================================================================================

VIBAL-QTR-1                            F-2

                                                                                                                         MARKET
                                                                                                 SHARES                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS DRILLING--1.72%

Transocean Inc. (Cayman Islands)                                     (a)                           35,200            $   1,811,392
==================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--3.14%

Halliburton Co.                                                                                    46,200                1,998,150
----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                                                    18,500                1,303,880
==================================================================================================================================
                                                                                                                         3,302,030
==================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--5.16%

ABN AMRO XV Custodial Receipts-Series MM15,
3.10% Floating Rate Pfd. (Acquired 03/16/05; Cost
$299,962)                                                            (b)(c)(d)                          3                  300,000
----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO XVIII Custodial Receipts-Series MM18,
2.79% Floating Rate Pfd. (Acquired 09/10/04; Cost
$100,000)                                                            (c)(d)(e)                          1                  100,000
----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.                                                                                     47,600                2,139,144
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                               54,868                1,898,433
----------------------------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 3.25% Floating Rate
Pfd. (Acquired 06/03/04-09/28/04; Cost $488,940)                     (b)(c)(d)                        500                  495,525
----------------------------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV, 3.33% Floating Rate
Pfd. (Acquired 01/19/05; Cost $244,120)                              (b)(c)(d)                        250                  244,177
----------------------------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 3.51% Floating Rate
Pfd. (Acquired 01/19/05; Cost $242,867)                              (b)(c)(d)                        250                  242,865
==================================================================================================================================
                                                                                                                         5,420,144
==================================================================================================================================

PACKAGED FOODS & MEATS--1.96%

Kraft Foods Inc.-Class A                                                                           29,700                  981,585
----------------------------------------------------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)                                          (f)                           15,750                1,072,148
==================================================================================================================================
                                                                                                                         2,053,733
==================================================================================================================================

PHARMACEUTICALS--4.84%

Pfizer Inc.                                                                                        56,300                1,479,001
----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)                                              (f)                           27,761                2,344,179
----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                              30,000                1,265,400
==================================================================================================================================
                                                                                                                         5,088,580
==================================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.39%

ACE Ltd. (Cayman Islands)                                                                          35,400                1,460,958
==================================================================================================================================

SYSTEMS SOFTWARE--1.85%

Computer Associates International, Inc.                                                            71,900                1,948,490
==================================================================================================================================

THRIFTS & MORTGAGE FINANCE--2.37%

Fannie Mae                                                                                         29,800                1,622,610
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae-Series J, 4.72% Pfd.                                      (g)(h)                         2,950                  148,238
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae-Series K, 5.40% Pfd.                                      (g)                            2,950                  147,500
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                         9,000                  568,800
==================================================================================================================================
                                                                                                                         2,487,148
==================================================================================================================================
Total Stocks & Other Equity Interests (Cost
$60,122,555)                                                                                                            66,814,243
__________________________________________________________________________________________________________________________________
==================================================================================================================================

VIBAL-QTR-1                           F-3

                                                                                              PRINCIPAL                   MARKET
                                                                                                AMOUNT                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES--16.57%

ADVERTISING--0.06%

Interpublic Group of Cos., Inc. (The), Sr. Unsec. Notes,
7.88%, 10/15/05                                                      (h)                   $       64,000            $      65,030
==================================================================================================================================

AEROSPACE & DEFENSE--0.03%

Lockheed Martin Corp.-Series A, Medium Term Notes,
8.66%, 11/30/06                                                      (h)                           25,000                   26,780
==================================================================================================================================

AUTO PARTS & EQUIPMENT--0.08%

Lear Corp.-Series B, Sr. Unsec. Gtd. Notes,  7.96%,
05/15/05                                                             (h)                           86,000                   86,656
==================================================================================================================================

AUTOMOBILE MANUFACTURERS--0.24%

DaimlerChrysler N.A. Holding Corp., Unsec. Gtd.
Unsub. Global Notes, 7.25%, 01/18/06                                 (h)                          100,000                  102,578
----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holding Corp., Gtd.
Global Notes, 7.75%, 06/15/05                                        (h)                          125,000                  126,101
----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Unsec. Global Notes, 6.25%,
05/01/05                                                             (h)                           25,000                   25,036
==================================================================================================================================
                                                                                                                           253,715
==================================================================================================================================

BROADCASTING & CABLE TV--1.12%

Continental Cablevision, Inc., Sr. Unsec. Deb.,
8.88%, 09/15/05                                                      (h)                          400,000                  409,208
----------------------------------------------------------------------------------------------------------------------------------
9.50%, 08/01/13                                                      (h)                          100,000                  106,665
----------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes, 6.88%,
06/15/05                                                             (h)                           35,000                   35,253
----------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes,  6.63%, 02/15/06                  (h)                           50,000                   51,032
----------------------------------------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Notes, 8.38%,
11/01/05                                                             (h)                           76,000                   78,326
----------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., Sr. Notes, 7.25%, 08/01/05                 (h)                          100,000                  101,187
----------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Notes, 8.00%,
08/01/05                                                             (h)                           50,000                   50,712
----------------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., Sr. Unsec. Gtd. Deb., 7.57%,
02/01/24                                                             (h)                           50,000                   57,585
----------------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Notes, 7.75%, 06/15/05                (h)                          100,000                  100,827
----------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr. Unsec. Deb.,
8.38%, 03/15/23                                                      (h)                          150,000                  183,463
==================================================================================================================================
                                                                                                                         1,174,258
==================================================================================================================================

CONSUMER FINANCE--3.39%

Associates Corp. of North America, Sr. Global
Deb., 6.95%, 11/01/18                                                (h)                           35,000                   40,078
----------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, Sr. Global Notes, 8.25%, 06/15/05                  (h)                          200,000                  201,816
----------------------------------------------------------------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate Bonds, 4.29%,
02/01/27 (Acquired 09/16/04; Cost $229,365)                          (b)(c)(d)(h)                 225,000                  225,805
----------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec. Notes, 7.25%,
05/01/06                                                             (h)                          275,000                  284,199
----------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., Unsec. Notes, 7.13%,
08/01/08                                                             (h)                           75,000                   80,164
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Floating Rate Medium Term
Notes,  3.54%, 06/30/05                                              (b)(h)                       315,000                  315,141
----------------------------------------------------------------------------------------------------------------------------------

VIBAL-QTR-1                           F-4

                                                                                              PRINCIPAL                   MARKET
                                                                                                AMOUNT                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--(CONTINUED)

Ford Motor Credit Co., Global Notes,
7.00%, 10/01/13                                                      (h)                   $       25,000            $      24,274
----------------------------------------------------------------------------------------------------------------------------------
7.60%, 08/01/05                                                      (h)                          225,000                  227,009
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Notes, 6.75%, 05/15/05                        (h)                          125,000                  125,299
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Floating Rate Global
Notes, 2.90%, 04/28/05                                               (b)(h)                       125,000                  125,021
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Global Notes,
6.50%, 01/25/07                                                      (h)                          150,000                  151,791
----------------------------------------------------------------------------------------------------------------------------------
6.88%, 02/01/06                                                      (h)                          455,000                  461,861
----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Floating Rate
Medium Term Notes, 3.70%, 05/18/06                                   (b)(h)                       120,000                  117,924
----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Global Notes,
6.75%, 12/01/14                                                      (h)                           25,000                   21,615
----------------------------------------------------------------------------------------------------------------------------------
7.50%, 07/15/05                                                      (h)                          370,000                  372,764
----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Medium Term Notes,
5.25%, 05/16/05                                                      (h)                          275,000 (i)              275,327
----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Unsec. Unsub.
Global Notes, 6.75%, 01/15/06                                        (h)                          510,000                  513,050
==================================================================================================================================
                                                                                                                         3,563,138
==================================================================================================================================

DIVERSIFIED BANKS--1.47%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
02/12/04; Cost $167,403)                                             (c)(h)(j)                    150,000                  156,618
----------------------------------------------------------------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
(Acquired 03/05/03; Cost $27,726)                                    (c)(d)(h)                     25,000                   25,408
----------------------------------------------------------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C. (Mexico),
Notes, 3.88%, 01/21/09 (Acquired 02/25/04; Cost
$68,863)                                                             (c)(d)(h)                     70,000                   66,308
----------------------------------------------------------------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating Rate Pfd.
Trust Notes, 3.56%, 06/08/28                                         (b)(h)                       150,000                  145,174
----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds, 8.55%
(Acquired 11/05/03; Cost $61,532)                                    (c)(h)(j)                     50,000                   59,034
----------------------------------------------------------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%, 06/01/27
(Acquired 05/22/03; Cost $63,272)                                    (c)(d)(h)                     50,000                   56,972
----------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela), Unsec.
Global Notes, 6.88%, 03/15/12                                        (h)                           75,000                   82,774
----------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela), Unsec.
Yankee Notes, 8.88%, 06/01/05                                        (h)                          125,000                  125,947
----------------------------------------------------------------------------------------------------------------------------------
Danske Bank A/S (Denmark), First Tier Bonds, 5.91%
(Acquired 06/07/04; Cost $60,000)                                    (c)(h)(j)                     60,000                   61,996
----------------------------------------------------------------------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom), Gtd.
Bonds, 4.61% (Acquired 11/05/03; Cost $23,313)                       (c)(h)(j)                     25,000                   23,687
----------------------------------------------------------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1, Unsec.
Sub. Floating Rate Euro Notes, 2.96%                                 (h)(j)(k)                    130,000                  114,292
----------------------------------------------------------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating Rate Euro
Deb., 3.31%, 08/29/87                                                (h)(k)                        60,000                   48,574
----------------------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC (United Kingdom)-
Series B, Unsec. Sub. Floating Rate Euro Notes, 3.31%                (h)(j)(k)                    100,000                   89,566
----------------------------------------------------------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb., 8.25%,
11/01/24                                                             (h)                           50,000                   64,883
----------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71%                                    (h)(j)                        25,000                   23,769
----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.75%,
10/15/07                                                             (h)                          150,000                  148,410
----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Unsec. Sub. Global Notes,
7.80%, 06/15/10                                                      (h)                          250,000                  253,975
==================================================================================================================================
                                                                                                                         1,547,387
==================================================================================================================================

VIBAL-QTR-1                           F-5

                                                                                              PRINCIPAL                   MARKET
                                                                                                AMOUNT                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CAPITAL MARKETS--0.11%

UBS Preferred Funding Trust I, Gtd. Global Bonds,
8.62%                                                                (h)(j)                $      100,000            $     117,691
==================================================================================================================================

DIVERSIFIED METALS & MINING--0.14%

Noranda Inc. (Canada),Unsec. Yankee Deb., 7.00%,
07/15/05                                                             (h)                          150,000                  151,447
==================================================================================================================================

ELECTRIC UTILITIES--0.34%

AmerenEnergy Generating Co.-Series C, Sr. Unsec.
Global Notes, 7.75%, 11/01/05                                        (h)                           15,000                   15,338
---------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series 96A,
Unsec. Deb.,  7.75%, 06/01/26                                        (h)                           45,000                   46,822
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec. Notes,
7.23%, 09/15/05                                                      (h)                          170,000                  172,803
---------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage Floating Rate
Notes, 3.26%, 04/03/06                                               (b)(h)                        16,000                   16,045
----------------------------------------------------------------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-Series B, Sr.
Unsec. Gtd. Unsub. Global Notes, 6.50%, 02/25/08                     (h)                          100,000                  103,417
==================================================================================================================================
                                                                                                                          354,425
==================================================================================================================================

FOOD RETAIL--0.19%

Safeway Inc., Sr. Unsec. Notes,
2.50%, 11/01/05                                                      (h)                           75,000                   74,468
----------------------------------------------------------------------------------------------------------------------------------
6.15%, 03/01/06                                                      (h)                          120,000                  122,135
==================================================================================================================================
                                                                                                                           196,603
==================================================================================================================================

GAS UTILITIES--0.36%

CenterPoint Energy Resources Corp., Unsec. Deb.,
6.50%, 02/01/08                                                      (h)                          100,000                  105,204
----------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%,
11/28/05                                                             (h)                          175,000                  178,111
----------------------------------------------------------------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term Notes,
7.68%, 04/15/05                                                      (h)                           95,000                   95,116
==================================================================================================================================
                                                                                                                           378,431
==================================================================================================================================

GOLD--0.05%

Newmont Mining Corp., Notes, 5.88%, 04/01/35                         (h)                           50,000                   49,555
==================================================================================================================================

HOMEBUILDING--0.48%

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%, 08/15/11                 (h)                          100,000                  109,250
----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global Notes,
9.95%, 05/01/10                                                      (h)                          200,000                  210,910
----------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%, 10/24/05                (h)                          125,000                  127,229
----------------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub. Notes,
9.75%, 09/01/10                                                      (h)                           50,000                   53,579
==================================================================================================================================
                                                                                                                           500,968
==================================================================================================================================

INDUSTRIAL CONGLOMERATES--0.30%

Tyco International Group S.A. (Luxembourg), Unsec.
Unsub. Gtd. Yankee Notes, 6.38%, 06/15/05                            (h)                          270,000                  271,615
----------------------------------------------------------------------------------------------------------------------------------

VIBAL-QTR-1                           F-6

                                                                                              PRINCIPAL                   MARKET
                                                                                                AMOUNT                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--(CONTINUED)

URC Holdings Corp., Sr. Notes, 7.88%, 06/30/06
(Acquired 10/08/03; Cost $45,291)                                    (c)(d)(h)             $       40,000            $      41,746
==================================================================================================================================
                                                                                                                           313,361
==================================================================================================================================

INTEGRATED OIL & GAS--0.28%

Amerada Hess Corp., Unsec. Notes, 7.13%, 03/15/33                    (h)                           80,000                   89,071
----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28                         (h)                           65,000                   69,666
----------------------------------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
08/15/28                                                             (h)                          125,000                  139,688
==================================================================================================================================
                                                                                                                           298,425
==================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.26%

Deutsche Telekom International Finance B.V.
(Netherlands), Unsec. Gtd. Unsub. Global Bonds,
8.25%, 06/15/05                                                      (h)                          100,000                  100,958
----------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec. Global Notes,
8.50%, 03/01/31                                                      (h)                           40,000                   53,101
----------------------------------------------------------------------------------------------------------------------------------
SBC Communications Capital Corp.-Series D, Medium
Term Notes, 7.11%, 05/31/05                                          (h)                           46,000                   46,287
----------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc., Notes, 4.21%, 06/05/05
(Acquired 12/10/04; Cost $75,452)                                    (c)(d)(h)                     75,000                   75,131
----------------------------------------------------------------------------------------------------------------------------------
Southwestern Bell Telephone Co.-Series B,  Medium
Term Notes, 6.25%, 07/07/05                                          (h)                           50,000                   50,356
----------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes,
7.13%, 01/30/06                                                      (h)                          250,000                  256,168
----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp., Deb., 9.25%, 04/15/22                                  (h)                           35,000                   45,714
----------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%, 06/01/07                  (h)                          100,000                  106,330
----------------------------------------------------------------------------------------------------------------------------------
Verizon California Inc.-Series F, Unsec. Deb.,  6.75%,
05/15/27                                                             (h)                           60,000                   63,488
----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
6.36%, 04/15/06                                                      (h)                          175,000                  179,123
----------------------------------------------------------------------------------------------------------------------------------
8.75%, 11/01/21                                                      (h)                           65,000                   84,049
----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Gtd. Deb., 6.94%,
04/15/28                                                             (h)                          100,000                  109,779
----------------------------------------------------------------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec. Deb., 6.13%,
01/15/13                                                             (h)                           85,000                   89,016
----------------------------------------------------------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global Deb.,
4.63%, 03/15/13                                                      (h)                           70,000                   66,874
==================================================================================================================================
                                                                                                                         1,326,374
==================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.20%

Lehman Brothers Inc., Sr. Sub. Deb., 11.63%, 05/15/05                (h)                          100,000                  100,846
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Unsec. Sub. Notes, 7.63%,
06/01/06                                                             (h)                          100,000                  104,159
==================================================================================================================================
                                                                                                                           205,005
==================================================================================================================================

LIFE & HEALTH INSURANCE--0.22%

Prudential Holdings, LLC-Series B, Bonds, 7.25%,
12/18/23 (Acquired 01/22/04; Cost $207,149)                          (c)(h)(l)                    175,000                  204,482
----------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes, 8.00%,
10/30/06                                                             (h)                           20,000                   21,210
==================================================================================================================================
                                                                                                                           225,692
==================================================================================================================================

VIBAL-QTR-1                           F-7

                                                                                              PRINCIPAL                   MARKET
                                                                                                AMOUNT                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--0.29%

Time Warner Inc., Sr. Unsec. Gtd. Global Notes, 5.63%,
05/01/05                                                             (h)                   $      195,000            $     195,392
----------------------------------------------------------------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Global Notes, 6.40%,
01/30/06                                                             (h)                          110,000                  112,230
==================================================================================================================================
                                                                                                                           307,622
==================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.18%

Dominion Resources, Inc.-Series B, Sr. Unsec. Unsub.
Global Notes, 7.63%, 07/15/05                                        (h)                           65,000                   65,785
----------------------------------------------------------------------------------------------------------------------------------
Sempra Energy, Sr. Unsec. Unsub. Notes, 6.95%,
12/01/05                                                             (h)                          125,000                  127,483
==================================================================================================================================
                                                                                                                           193,268
==================================================================================================================================

MUNICIPALITIES--1.03%

Chicago (City of), Illinois O'Hare International Airport;
Refunding Taxable General Airport Third Lien Series
2004 E RB, 3.88%, 01/01/08                                           (h)(l)                       250,000                  248,003
----------------------------------------------------------------------------------------------------------------------------------
Dallas (City of), Texas; Limited Taxable Pension Series
2005 A GO,
4.61%, 02/15/14                                                      (h)                           50,000                   49,071
----------------------------------------------------------------------------------------------------------------------------------
5.20%, 02/15/35                                                      (h)                          100,000                   98,125
----------------------------------------------------------------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
Improvement Bond Bank; Taxable Series 2005 A RB,
4.87%, 07/15/16                                                      (h)                           50,000                   48,936
----------------------------------------------------------------------------------------------------------------------------------
5.22%, 07/15/20                                                      (h)                           50,000                   49,375
----------------------------------------------------------------------------------------------------------------------------------
5.28%, 01/15/22                                                      (h)                           25,000                   24,670
----------------------------------------------------------------------------------------------------------------------------------
Industry (City of), California Urban Development
Agency (Project 3); Taxable Allocation Series 2003 RB,
6.10% 05/01/24                                                       (h)(l)                       125,000                  128,631
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire (State of); Unlimited Taxable Series
2005 B GO, 4.65%, 05/15/15                                           (h)                          100,000                   98,333
----------------------------------------------------------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement Corp.;
Taxable Rental Car Facility Series 2004 RB,
3.69%, 07/01/07                                                      (h)(l)                        50,000                   49,406
----------------------------------------------------------------------------------------------------------------------------------
4.21%, 07/01/08                                                      (h)(l)                        75,000                   74,625
----------------------------------------------------------------------------------------------------------------------------------
Sacramento (County of), California; Taxable Pension
Funding Series 2004 C-1 RB, 5.45%, 07/10/30                          (h)(l)(m)                    225,000                  213,617
==================================================================================================================================
                                                                                                                         1,082,792
==================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.14%

Kerr-McGee Corp., Unsec. Gtd. Global Notes, 5.38%,
04/15/05                                                             (h)                           70,000                   70,032
----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec. Gtd.
Unsub. Global Notes, 7.38%, 12/15/14                                 (h)                           75,000                   80,400
==================================================================================================================================
                                                                                                                           150,432
==================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.33%

General Electric Capital Corp.-Series A, Medium Term
Global Notes, 2.85%, 01/30/06                                        (h)                           20,000                   19,867
----------------------------------------------------------------------------------------------------------------------------------
Heller Financial, Inc.-Class A, Sr. Unsec. Global Notes,
8.00%, 06/15/05                                                      (h)                           75,000                   75,701
----------------------------------------------------------------------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Global Bonds,
8.44%                                                                (h)(j)                       100,000                  117,542
----------------------------------------------------------------------------------------------------------------------------------

VIBAL-QTR-1                           F-8

                                                                                              PRINCIPAL                   MARKET
                                                                                                AMOUNT                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)                    (c)(h)(j)             $      100,000            $     112,784

Mizuho JGB Investment LLC-Series A, Bonds, 9.87%
(Acquired 06/16/04; Cost $113,125)
----------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands), Sr. Unsec. Global
Notes, 8.02%, 05/15/07                                               (h)                           56,250                   58,676
----------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands)-Series 1999-2,
Class A1, Global Bonds, 9.69%, 08/15/09                              (h)                           72,000                   79,452
----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec. Gtd.
Unsub. Global Notes, 8.63%, 02/01/22                                 (h)                          275,000                  313,528
----------------------------------------------------------------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
(Acquired 03/23/04; Cost $90,544)                                    (c)(d)(h)                     89,324                   89,021
----------------------------------------------------------------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr. Notes, 4.13%,
03/12/09 (Acquired 03/04/04; Cost $199,866)                          (c)(d)(h)                    200,000                  191,224
----------------------------------------------------------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands), Sr.
Notes, 9.25%, 03/15/30 (Acquired 09/22/04; Cost
$169,578                                                             (c)(d)(h)                    143,333                  169,062
----------------------------------------------------------------------------------------------------------------------------------
Toll Road Investors Partnership II, L.P.-Series A, Bonds,
5.46%, 02/15/45 (Acquired 03/11/05; Cost $128,623)                   (c)(d)(l)(n)               1,100,000                  129,078
----------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub. Second Tier
Euro Bonds, 8.75%                                                    (h)(j)                        40,000                   43,587
==================================================================================================================================
                                                                                                                         1,399,522
==================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.52%

Executive Risk Capital Trust-Series B, Gtd. Bonds,
8.68%, 02/01/27                                                      (h)                          125,000                  137,921
----------------------------------------------------------------------------------------------------------------------------------
First American Capital Trust I, Gtd. Pfd. Trust Notes,
8.50%, 04/15/12                                                      (h)                          205,000                  228,694
----------------------------------------------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub. Deb., 5.15%,
08/15/33 (Acquired 03/23/04-03/22/05; Cost $147,942)                 (c)(d)(h)                    145,000                  145,655
----------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The), Sr. Unsec. Notes,
7.88%, 04/15/05                                                      (h)                           30,000                   30,040
==================================================================================================================================
                                                                                                                           542,310
==================================================================================================================================

REAL ESTATE--0.09%

Health Care Property Investors, Inc., Sr. Unsec.
Notes, 6.88%, 06/08/05                                               (h)                           90,000                   90,702
==================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.05%

Southern Investments UK PLC (United Kingdom), Sr.
Unsec. Unsub. Yankee Notes, 6.80%, 12/01/06                          (h)                           50,000                   51,702
==================================================================================================================================

REGIONAL BANKS--0.96%

Cullen/Frost Capital Trust I, Unsec. Sub. Floating Rate
Notes, 4.46%, 03/01/34                                               (b)(h)                       200,000                  207,510
----------------------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes, 5.25%,
03/31/08                                                             (h)                          300,000                  297,078
----------------------------------------------------------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Pfd. Trust
Notes, 3.48%, 06/01/28                                               (b)(h)                       100,000                   96,025
----------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., Gtd. Notes, 4.70%,
06/30/09                                                             (h)                          100,000                   99,645
----------------------------------------------------------------------------------------------------------------------------------
Santander Financial Issuances (Cayman Islands), Sec.
Sub. Floating Rate Euro Notes, 3.25%                                 (h)(j)(k)                    250,000                  247,501
----------------------------------------------------------------------------------------------------------------------------------

VIBAL-QTR-1                           F-9

                                                                                              PRINCIPAL                   MARKET
                                                                                                AMOUNT                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS--(CONTINUED)                                          (h)                   $       60,000            $      59,640

TCF Financial Corp., Sub. Notes, 5.00%, 06/15/14
==================================================================================================================================
                                                                                                                         1,007,399
==================================================================================================================================

RESTAURANTS--0.04%

McDonald's Corp., Unsec. Deb., 7.05%, 11/15/25                       (h)                           40,000                   42,005
==================================================================================================================================

SOVEREIGN DEBT--0.61%

Japan Bank for International Cooperation (Japan),
Unsec. Gtd. Euro Bonds, 6.50%, 10/06/05                              (h)                          125,000                  126,854
----------------------------------------------------------------------------------------------------------------------------------
Russian Federation (Russia), Unsec. Unsub. Bonds,
7.50%, 03/31/30 (Acquired 05/18/04; Cost $63,044)                    (c)(h)(o)                     70,000                   72,072
----------------------------------------------------------------------------------------------------------------------------------
8.75%, 07/24/05 (Acquired 09/10/04-01/21/05; Cost
$155,330)                                                            (c)(h)                       150,000                  152,250
----------------------------------------------------------------------------------------------------------------------------------
Russian Federation (Russia), Unsec. Unsub. Euro Bonds-
REGS,
8.75%, 07/24/05 (Acquired 05/14/04; Cost $105,650)                   (c)(h)                       100,000                  101,660
----------------------------------------------------------------------------------------------------------------------------------
10.00%, 06/26/07 (Acquired 05/14/04-05/18/04; Cost
$90,094)                                                             (c)(h)                        80,000                   88,184
----------------------------------------------------------------------------------------------------------------------------------
United Mexican States (Mexico)-Series A, Medium
Term Global Notes,
6.63%, 03/03/15                                                      (h)                           35,000                   36,470
----------------------------------------------------------------------------------------------------------------------------------
7.50%, 04/08/33                                                      (h)                           60,000                   63,819
==================================================================================================================================
                                                                                                                           641,309
==================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.19%

Greenpoint Capital Trust I, Gtd. Sub. Pfd. Trust Notes,
9.10%, 06/01/27                                                      (h)                           60,000                   67,889
----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Finance Corp., Sr. Unsec. Notes,
8.25%, 06/15/05                                                      (h)                          125,000                  126,220
==================================================================================================================================
                                                                                                                           194,109
==================================================================================================================================

TOBACCO--0.23%

Altria Group, Inc., Unsec. Global Notes, 7.00%,
07/15/05                                                             (h)                          225,000                  227,147
----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., Unsec. Notes, 6.38%, 02/01/06                    (h)                           15,000                   15,261
==================================================================================================================================
                                                                                                                           242,408
==================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.16%

Western Power Distribution Holdings Ltd. (United
Kingdom), Unsec. Unsub. Notes, 7.38%, 12/15/28
(Acquired 01/25/05-03/03/05; Cost $171,150,000                       (c)(h)                       150,000                  166,892
==================================================================================================================================

TRUCKING--0.10%

Roadway Corp., Sr. Unsec. Gtd. Global Notes, 8.25%,
12/01/08                                                             (h)                          100,000                  109,515
==================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.33%

AT&T Wireless Services Inc., Sr. Unsec. Unsub. Global
Notes, 6.88%, 04/18/05                                               (h)                          135,000                  135,174
----------------------------------------------------------------------------------------------------------------------------------

VIBAL-QTR-1                           F-10

                                                                                              PRINCIPAL                   MARKET
                                                                                                AMOUNT                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)

TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
10.63%, 07/15/10                                                     (h)                   $      200,000            $     214,624
==================================================================================================================================
                                                                                                                           349,798
==================================================================================================================================
Total Bonds & Notes (Cost $17,514,089)                                                                                  17,406,726
==================================================================================================================================

U.S. MORTGAGE-BACKED SECURITIES--9.09%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--1.77%

Pass Through Ctfs.,
 7.00%, 06/01/15 to 06/01/32                                         (h)                          106,110                  111,806
----------------------------------------------------------------------------------------------------------------------------------
 6.00%, 04/01/16 to 11/01/33                                         (h)                          786,685                  807,271
----------------------------------------------------------------------------------------------------------------------------------
 5.50%, 10/01/18                                                     (h)                          266,382                  272,242
----------------------------------------------------------------------------------------------------------------------------------
 7.50%, 11/01/30 to 05/01/31                                         (h)                           56,835                   60,890
----------------------------------------------------------------------------------------------------------------------------------
 6.50%, 05/01/32 to 08/01/32                                         (h)                           61,062                   63,481
----------------------------------------------------------------------------------------------------------------------------------
Pass Through Cfts., TBA,
 5.00%, 04/01/20                                                     (p)                          548,880                  549,694
==================================================================================================================================
                                                                                                                         1,865,384
==================================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--5.80%

Pass Through Ctfs.,
 6.50%, 04/01/14 to 09/01/34                                         (h)                        1,277,317                1,328,224
----------------------------------------------------------------------------------------------------------------------------------
 7.50%, 11/01/15                                                     (h)                            7,735                    8,163
----------------------------------------------------------------------------------------------------------------------------------
 7.00%, 02/01/16 to 09/01/32                                         (h)                          144,018                  151,892
----------------------------------------------------------------------------------------------------------------------------------
 6.00%, 01/01/17 to 05/01/17                                         (h)                          132,233                  136,679
----------------------------------------------------------------------------------------------------------------------------------
 5.00%, 04/01/18                                                     (h)                          354,124                  354,428
----------------------------------------------------------------------------------------------------------------------------------
 4.50%, 11/01/18                                                     (h)                          132,192                  129,529
----------------------------------------------------------------------------------------------------------------------------------
 8.00%, 08/01/21 to 12/01/23                                         (h)                           44,726                   48,324
----------------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 04/01/20 to 04/01/35                                         (p)                        1,016,270                  996,479
----------------------------------------------------------------------------------------------------------------------------------
 5.50%, 04/01/20 to 04/01/35                                         (p)                        2,197,542                2,216,016
----------------------------------------------------------------------------------------------------------------------------------
 6.00%, 04/01/35                                                     (p)                          709,650                  725,775
==================================================================================================================================
                                                                                                                         6,095,509
==================================================================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--1.52%

Pass Through Ctfs.,
 7.50%, 06/15/23 to 10/15/31                                         (h)                           60,838                   65,461
----------------------------------------------------------------------------------------------------------------------------------
 8.50%, 11/15/24                                                     (h)                          153,498                  169,277
----------------------------------------------------------------------------------------------------------------------------------
 8.00%, 08/15/25                                                     (h)                           22,454                   24,234
----------------------------------------------------------------------------------------------------------------------------------
 6.50%, 03/15/29 to 12/15/33                                         (h)                          321,376                  336,056
----------------------------------------------------------------------------------------------------------------------------------
 6.00%, 09/15/31 to 05/15/33                                         (h)                          530,872                  546,709
----------------------------------------------------------------------------------------------------------------------------------
 7.00%, 09/15/31 to 03/15/33                                         (h)                          130,171                  137,641
----------------------------------------------------------------------------------------------------------------------------------
 5.50%, 12/15/33 to 02/15/34                                         (h)                          310,536                  313,785
==================================================================================================================================
                                                                                                                         1,593,163
==================================================================================================================================
Total U.S. Mortgage-Backed Securities (Cost
$9,585,872)                                                                                                              9,554,056
==================================================================================================================================

VIBAL-QTR-1                           F-11

                                                                                              PRINCIPAL                   MARKET
                                                                                                AMOUNT                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--6.72%

FEDERAL HOME LOAN BANK (FHLB)--6.22%

Unsec. Disc. Notes,
 2.55%, 04/01/05                                                     (q)                   $    6,538,000            $   6,538,000
==================================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--0.50%

Unsec. Floating Rate Global Notes,
 4.40%, 02/17/09                                                     (h)(r)                       350,000                  350,105
----------------------------------------------------------------------------------------------------------------------------------
Unsec. Global Notes,
 3.38%, 12/15/08                                                     (h)                          175,000                  169,255
==================================================================================================================================
                                                                                                                           519,360
==================================================================================================================================
Total U.S. Government Agency Securities (Cost $7,057,566)                                                                7,057,360
==================================================================================================================================

U.S. TREASURY SECURITIES--2.49%

U.S. TREASURY NOTES--1.40%

 2.50%, 09/30/06                                                     (h)                          800,000                  786,496
----------------------------------------------------------------------------------------------------------------------------------
 6.50%, 10/15/06                                                     (h)                          285,000                  297,024
----------------------------------------------------------------------------------------------------------------------------------
 3.50%, 11/15/06                                                     (h)                          200,000                  199,406
----------------------------------------------------------------------------------------------------------------------------------
 3.13%, 10/15/08                                                     (h)                          180,000                  174,656
----------------------------------------------------------------------------------------------------------------------------------
 5.00%, 02/15/11                                                     (h)                           15,000                   15,584
==================================================================================================================================
                                                                                                                         1,473,166
==================================================================================================================================

U.S. TREASURY BONDS--0.98%

 7.25%, 05/15/16 to 08/15/22                                         (h)                          695,000 (i)              865,578
----------------------------------------------------------------------------------------------------------------------------------
 7.50%, 11/15/16                                                     (h)                          130,000                  163,008
==================================================================================================================================
                                                                                                                         1,028,586
==================================================================================================================================

U.S. TREASURY STRIPS--0.11%

 3.03%, 02/15/07                                                     (h)(q)                       125,000                  116,855
==================================================================================================================================
Total U.S. Treasury Securities (Cost $2,600,325)                                                                         2,618,607
==================================================================================================================================

ASSET-BACKED SECURITIES--1.54%

AEROSPACE & DEFENSE--0.15%

Systems 2001 Asset Trust LLC (Cayman Islands)-Class
G, Pass Through Ctfs., 6.66%, 09/15/13 (Acquired
02/09/05 Cost $162,417)                                              (c)(d)(h)(l)                 146,342                  157,744
==================================================================================================================================

MULTI-SECTOR HOLDINGS--0.10%

Longport Funding Ltd.-Series 2005-2A, Class A1J,
Floating Rate Bonds, 3.62%, 02/03/40 (Acquired
03/31/05; Cost $100,000)                                             (b)(c)(d)                    100,000                  100,000
==================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.99%

Citicorp Lease-Series 1999-1, Class A1, Pass Through
Ctfs., 7.22%, 06/15/05 (Acquired 05/08/02-09/23/03;
Cost $269,795)                                                       (c)(h)                       253,133                  255,286
----------------------------------------------------------------------------------------------------------------------------------
Citicorp Lease-Series 1999-1, Class A2, Pass Through
Ctfs., 8.04%, 12/15/19 (Acquired 06/01/00-08/24/04;
Cost $148,849)                                                       (c)(h)                       150,000                  178,588
----------------------------------------------------------------------------------------------------------------------------------
Patrons' Legacy-Series 2003-III, Ctfs., 5.65%, 01/17/17
(Acquired 11/04/04; Cost $512,705)                                   (c)(d)                       500,000                  502,050
-----------------------------------------------------------------------------------------------------------------------------------

VIBAL-QTR-1                           F-12

                                                                                              PRINCIPAL                   MARKET
                                                                                                AMOUNT                    VALUE
----------------------------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)

Twin Reefs Pass-Through Trust, Floating Rate Pass
Through Ctfs., 3.77% (Acquired 12/07/04; Cost
$100,000)                                                            (c)(d)(h)(j)(r)       $      100,000            $     100,581
==================================================================================================================================
                                                                                                                         1,036,505
==================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.09%

North Front Pass-Through Trust, Notes, 5.81%,
12/15/24 (Acquired 12/08/04; Cost $100,000)                          (c)(d)(h)                    100,000                   99,062
==================================================================================================================================

REINSURANCE--0.09%

Stingray Pass-Through Trust, Pass Through Ctfs.,
5.90%, 01/12/15 (Acquired 01/07/05; Cost $100,000)                   (c)(d)(h)                    100,000                   99,782
==================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.12%

Sovereign Bank-Class A-1, Pass Through Ctfs., 10.20%,
06/30/05 (Acquired 09/22/04; Cost $132,139)                          (c)(d)(h)                    125,398                  127,119
==================================================================================================================================
Total Asset-Backed Securities (Cost $1,605,942)                                                                          1,620,212
==================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost
$98,486,349)                                                                                                         $ 105,071,204
__________________________________________________________________________________________________________________________________
==================================================================================================================================

Investment Abbreviations:

ADR             American Depositary Receipt
Ctfs.           Certificates
Deb.            Debentures
Disc.           Discounted
Gtd.            Guaranteed
Pfd.            Preferred
RB              Revenue Bonds
REGS            Regulation S
RegCaPS         Regulatory Capital Preferred Securities
Sec.            Secured
Sr.             Senior
STRIPS          Separately Traded Registered Interest and Principal Security
Sub.            Subordinated
TBA             To Be Announced
Unsec.          Unsecured
Unsub.          Unsubordinated

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on March 31, 2005.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $5,417,848, which represented 5.16% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at March 31, 2005 was $3,784,315, which represented 3.60% of the Fund's Total Investments.


VIBAL-QTR-1                           F-13

(e) Dividend rate is redetermined annually. Rate shown is the rate in effect on March 31, 2005.

(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $3,416,327, which represented 3.25% of the Fund's Total Investments. See
     Note 1A.

(g) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on March 31, 2005.

(h) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at March 31, 2005 was $26,648,107, which represented 25.36% of the Fund's Total Investments. See Note 1A.

(i) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 2.
     Note 2.

(j)  Perpetual bond with no specified maturity date.

(k) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2005.

(l) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(m) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or converted to a fixed coupon rate at a specified future date.

(n) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(o) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(p) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(q) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(r) Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2005.



See accompanying notes which are an integral part of this schedule.

VIBAL-QTR-1                           F-14

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

VIBAL-QTR-1                           F-15

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

VIBAL-QTR-1                           F-16

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2 - FUTURES CONTRACTS

On March 31, 2005, $300,000 principal amount of U.S. Treasury and corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------
                                                                   UNREALIZED
                     NO. OF          MONTH/           MARKET      APPRECIATION
CONTRACT           CONTRACTS       COMMITMENT         VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------
U.S. Treasury
2 Year Notes           24         June-05/Long     $ 4,965,375   $      (10,980)
-------------------------------------------------------------------------------
U.S. Treasury
5 Year Notes           50         June-05/Long       5,354,687          (31,562)
-------------------------------------------------------------------------------
U.S. Treasury
30 Year Bonds          7          June-05/Long         779,625            2,278
===============================================================================
                                                   $11,099,687   $      (40,264)
_______________________________________________________________________________
===============================================================================


NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $24,234,340 and $26,136,390, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

         Receivables for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $548,000 par value, Senior Unsecured Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined to be in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $   8,633,700
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,528,682)
==============================================================================
Net unrealized appreciation of investment securities             $   6,105,018
______________________________________________________________________________
==============================================================================

Cost of investments for tax purposes is $98,966,186.


VIBAL-QTR-1                           F-17

                           AIM V.I. BASIC VALUE FUND
         Quarterly Schedule of Portfolio Holdings o March 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         VIBVA-QTR-1 3/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--97.00%
ADVERTISING--4.79%
Interpublic Group of Cos., Inc. (The)(a)                                                   1,414,300                   $ 17,367,604
-----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                           255,900                     22,652,268
===================================================================================================================================
                                                                                                                         40,019,872
===================================================================================================================================

AEROSPACE & DEFENSE--1.19%
Honeywell International Inc.                                                                 266,700                      9,923,907
===================================================================================================================================

APPAREL RETAIL--2.06%
Gap, Inc. (The)                                                                              786,150                     17,169,516
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.19%
Bank of New York Co., Inc. (The)                                                             630,150                     18,305,857
===================================================================================================================================

BUILDING PRODUCTS--4.63%
American Standard Cos. Inc.                                                                  474,150                     22,038,492
-----------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                  479,500                     16,624,265
===================================================================================================================================
                                                                                                                         38,662,757
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--0.78%
Motorola, Inc.                                                                               434,650                      6,506,710
===================================================================================================================================

CONSUMER ELECTRONICS--1.32%
Koninklijke (Royal) Philips Electronics N.V.-New York
Shares (Netherlands)(a)                                                                      401,850                     11,058,912
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--4.31%
Ceridian Corp.(a)                                                                            705,250                     12,024,512
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                             608,850                     23,933,893
===================================================================================================================================
                                                                                                                         35,958,405
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--3.98%
Cendant Corp.                                                                                912,450                     18,741,723
-----------------------------------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                                              286,650                     14,498,757
===================================================================================================================================
                                                                                                                         33,240,480
===================================================================================================================================

ENVIRONMENTAL SERVICES--2.80%
Waste Management, Inc.                                                                       811,050                     23,398,792
===================================================================================================================================

VIBVA-QTR-1                            F-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL--2.66%
Kroger Co. (The)(a)                                                                          902,200                   $ 14,462,266
-----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.(a)                                                                              418,750                      7,759,437
===================================================================================================================================
                                                                                                                         22,221,703
===================================================================================================================================

GENERAL MERCHANDISE STORES--1.79%
Target Corp.                                                                                 298,100                     14,910,962
===================================================================================================================================

HEALTH CARE DISTRIBUTORS--6.51%
Cardinal Health, Inc.                                                                        593,300                     33,106,140
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                               564,150                     21,296,662
===================================================================================================================================
                                                                                                                         54,402,802
===================================================================================================================================

HEALTH CARE EQUIPMENT--1.57%
Waters Corp.(a)                                                                              366,500                     13,117,035
===================================================================================================================================

HEALTH CARE FACILITIES--2.27%
HCA Inc.                                                                                     353,000                     18,910,210
===================================================================================================================================

HEALTH CARE SERVICES--0.44%
IMS Health Inc.                                                                              151,450                      3,693,866
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.02%
Starwood Hotels & Resorts Worldwide, Inc.                                                    141,550                      8,497,247
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--3.91%
Tyco International Ltd. (Bermuda)                                                            966,950                     32,682,910
===================================================================================================================================

INDUSTRIAL MACHINERY--1.02%
Parker Hannifin Corp.                                                                        139,950                      8,525,754
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--4.53%
Merrill Lynch & Co., Inc.                                                                    308,650                     17,469,590
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                               355,150                     20,332,338
===================================================================================================================================
                                                                                                                         37,801,928
===================================================================================================================================

LEISURE PRODUCTS--0.63%
Mattel, Inc.                                                                                 247,000                      5,273,450
===================================================================================================================================

MANAGED HEALTH CARE--3.24%
UnitedHealth Group Inc.                                                                      284,000                     27,087,920
===================================================================================================================================

MOVIES & ENTERTAINMENT--2.57%
Walt Disney Co. (The)                                                                        747,550                     21,477,112
===================================================================================================================================

MULTI-LINE INSURANCE--1.86%
Genworth Financial Inc.-Class A                                                              565,100                     15,551,552
===================================================================================================================================

VIBVA-QTR-1                            F-2

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS DRILLING--4.41%
ENSCO International Inc.                                                                     305,300                   $ 11,497,598
-----------------------------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                                                          492,750                     25,356,915
===================================================================================================================================
                                                                                                                         36,854,513
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--4.13%
Halliburton Co.                                                                              505,300                     21,854,225
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)                                                  217,550                     12,604,847
===================================================================================================================================
                                                                                                                         34,459,072
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--5.57%
Citigroup Inc.                                                                               478,550                     21,506,037
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                         721,790                     24,973,934
===================================================================================================================================
                                                                                                                         46,479,971
===================================================================================================================================

PACKAGED FOODS & MEATS--1.59%
Unilever N.V. (Netherlands)(b)                                                               195,500                     13,308,251
===================================================================================================================================

PHARMACEUTICALS--7.94%
Pfizer Inc.                                                                                  708,900                     18,622,803
-----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis S.A. (France)(b)                                                              368,628                     31,127,488
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                        392,100                     16,538,778
===================================================================================================================================
                                                                                                                         66,289,069
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.12%
ACE Ltd. (Cayman Islands)                                                                    428,850                     17,698,640
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.05%
Novellus Systems, Inc.(a)                                                                    329,200                      8,799,516
===================================================================================================================================

SYSTEMS SOFTWARE--3.39%
Computer Associates International, Inc.                                                    1,044,976                     28,318,850
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--4.73%
Fannie Mae                                                                                   384,550                     20,938,748
-----------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                        151,450                      9,339,922
-----------------------------------------------------------------------------------------------------------------------------------
Radian Group Inc.                                                                            193,250                      9,225,755
===================================================================================================================================
                                                                                                                         39,504,425
===================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $661,095,568)                                                        810,111,966
===================================================================================================================================

VIBVA-QTR-1                            F-3

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.00%
Liquid Assets Portfolio-Institutional Class(c)                                            12,547,853                   $ 12,547,853
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)                                               12,547,853                     12,547,853
===================================================================================================================================
Total Money Market Funds (Cost $25,095,706)                                                                              25,095,706
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $686,191,274)                                                                       $ 835,207,672
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $44,435,739, which represented 5.32% of the Fund's Total Investments. See
     Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


See accompanying notes which are an integral part of this schedule.


VIBVA-QTR-1                           F-4

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

VIBVA-QTR-1                            F-5

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

VIBVA-QTR-1                            F-6

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                             MARKET                                      UNREALIZED        MARKET                    REALIZED
                             VALUE     PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND        GAIN
FUND                        12/31/04       COST             SALES      (DEPRECIATION)     03/31/05      INCOME        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                     $11,460,610  $ 16,745,406    $ (15,658,163)  $          --     $12,547,853   $ 58,928     $      --
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                      11,460,610    16,745,406      (15,658,163)             --      12,547,853     60,453            --
=============================================================================================================================
    TOTAL                 $22,921,220  $ 33,490,812    $ (31,316,326)  $          --     $25,095,706   $119,381     $      --
=============================================================================================================================


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $46,389,324 and $51,356,415, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 167,839,206
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (20,085,372)
==============================================================================
Net unrealized appreciation of investment securities             $ 147,753,834
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $687,453,838.

VIBVA-QTR-1                            F-7

                             AIM V.I. BLUE CHIP FUND
         Quarterly Schedule of Portfolio Holdings o March 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         VIBCH-QTR-1 3/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--99.08%
AEROSPACE & DEFENSE--1.07%
United Technologies Corp.                                                                 13,200                       $  1,341,912
===================================================================================================================================

AIR FREIGHT & LOGISTICS--0.90%
FedEx Corp.                                                                               12,000                          1,127,400
===================================================================================================================================

ALUMINUM--0.50%
Alcoa Inc.                                                                                20,700                            629,073
===================================================================================================================================

APPLICATION SOFTWARE--0.99%
Amdocs Ltd. (United Kingdom)(a)                                                           43,600                          1,238,240
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.65%
Franklin Resources, Inc.                                                                  11,900                            816,935
===================================================================================================================================

BIOTECHNOLOGY--1.84%
Amgen Inc.(a)                                                                             25,800                          1,501,818
-----------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.(a)                                                                        14,200                            803,862
===================================================================================================================================
                                                                                                                          2,305,680
===================================================================================================================================

BUILDING PRODUCTS--0.51%
Masco Corp.                                                                               18,600                            644,862
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--3.61%
Cisco Systems, Inc. (a)                                                                  134,000                          2,397,260
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.(b)                                                                          58,000                          2,125,700
===================================================================================================================================
                                                                                                                          4,522,960
===================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.82%
Best Buy Co., Inc.                                                                        19,000                          1,026,190
===================================================================================================================================

COMPUTER HARDWARE--3.59%
Dell Inc.(a)                                                                              65,900                          2,531,878
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                     21,500                          1,964,670
===================================================================================================================================
                                                                                                                          4,496,548
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.34%
EMC Corp.(a)                                                                             136,500                          1,681,680
===================================================================================================================================

CONSUMER FINANCE--2.39%
American Express Co.                                                                      33,500                          1,720,895
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                 25,600                          1,275,904
===================================================================================================================================
                                                                                                                          2,996,799
===================================================================================================================================

VIBCH-QTR-1                           F-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--0.92%
Automatic Data Processing, Inc.                                                           25,700                       $  1,155,215
===================================================================================================================================

DEPARTMENT STORES--1.57%
J.C. Penney Co., Inc.                                                                     19,600                          1,017,632
-----------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                           17,100                            946,998
===================================================================================================================================
                                                                                                                          1,964,630
===================================================================================================================================

DIVERSIFIED BANKS--2.95%
Bank of America Corp.                                                                     41,200                          1,816,920
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                              26,400                            760,848
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                         18,800                          1,124,240
===================================================================================================================================
                                                                                                                          3,702,008
===================================================================================================================================

DIVERSIFIED CHEMICALS--0.99%
Dow Chemical Co. (The)                                                                    24,900                          1,241,265
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--0.69%
Cendant Corp.                                                                             42,000                            862,680
===================================================================================================================================

ELECTRIC UTILITIES--0.96%
FPL Group, Inc.                                                                           30,000                          1,204,500
===================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.97%
Cooper Industries, Ltd.-Class A (Bermuda)                                                  7,200                            514,944
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                 12,400                            702,336
===================================================================================================================================
                                                                                                                          1,217,280
===================================================================================================================================

FOOTWEAR--1.18%
NIKE, Inc.-Class B                                                                        17,700                          1,474,587
===================================================================================================================================

HEALTH CARE EQUIPMENT--3.70%
Bard (C.R.), Inc.                                                                          9,300                            633,144
-----------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                   11,700                            683,514
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                           25,900                          1,319,605
-----------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. (a)                                                          18,500                            634,180
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                                           19,900                            712,221
-----------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)(b)                                                                8,400                            653,604
===================================================================================================================================
                                                                                                                          4,636,268
===================================================================================================================================

HOME IMPROVEMENT RETAIL--1.93%
Home Depot, Inc. (The)                                                                    63,200                          2,416,768
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.30%
Carnival Corp. (Panama)                                                                   17,100                            885,951
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(c)                                              12,300                            738,369
===================================================================================================================================
                                                                                                                          1,624,320
===================================================================================================================================

HOUSEHOLD PRODUCTS--2.09%
Procter & Gamble Co. (The)                                                                49,300                          2,612,900
===================================================================================================================================

VIBCH-QTR-1                           F-2

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEWARES & SPECIALTIES--0.85%
Fortune Brands, Inc.                                                                      13,200                       $  1,064,316
===================================================================================================================================

HYPERMARKETS & SUPER CENTERS--3.43%
Costco Wholesale Corp.                                                                    32,000                          1,413,760
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                     57,500                          2,881,325
===================================================================================================================================
                                                                                                                          4,295,085
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--5.05%
General Electric Co.                                                                     105,600                          3,807,936
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                                         74,400                          2,514,720
===================================================================================================================================
                                                                                                                          6,322,656
===================================================================================================================================

INDUSTRIAL GASES--0.56%
Air Products & Chemicals, Inc.                                                            11,100                            702,519
===================================================================================================================================

INDUSTRIAL MACHINERY--1.65%
Danaher Corp.                                                                             26,800                          1,431,388
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                9,700                            634,380
===================================================================================================================================
                                                                                                                          2,065,768
===================================================================================================================================

INTEGRATED OIL & GAS--4.00%
Exxon Mobil Corp.                                                                         84,000                          5,006,400
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.73%
SBC Communications Inc.                                                                   38,500                            912,065
===================================================================================================================================

INTERNET RETAIL--0.48%
eBay Inc.(a)                                                                              16,200                            603,612
===================================================================================================================================

INTERNET SOFTWARE & SERVICES--1.18%
VeriSign, Inc.(a)                                                                         23,800                            683,060
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.(a)                                                                            23,500                            796,650
===================================================================================================================================
                                                                                                                          1,479,710
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--3.19%
Goldman Sachs Group, Inc. (The)                                                           19,900                          2,188,801
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                 32,000                          1,811,200
===================================================================================================================================
                                                                                                                          4,000,001
===================================================================================================================================

IT CONSULTING & OTHER SERVICES--0.72%
Accenture Ltd.-Class A (Bermuda)(a)                                                       37,300                            900,795
===================================================================================================================================

MANAGED HEALTH CARE--3.00%
UnitedHealth Group Inc.                                                                   25,500                          2,432,190
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint Inc.(a)                                                                         10,600                          1,328,710
===================================================================================================================================
                                                                                                                          3,760,900
===================================================================================================================================

MOVIES & ENTERTAINMENT--1.07%
Walt Disney Co. (The)                                                                     46,500                          1,335,945
===================================================================================================================================

VIBCH-QTR-1                           F-3

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-LINE INSURANCE--1.38%
American International Group, Inc.                                                        14,900                       $    825,609
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial Inc.-Class A                                                           32,900                            905,408
===================================================================================================================================
                                                                                                                          1,731,017
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.85%
Dominion Resources, Inc.                                                                  14,300                          1,064,349
===================================================================================================================================

OIL & GAS DRILLING--1.14%
ENSCO International Inc.                                                                  22,500                            847,350
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (Cayman Islands)                                                      15,700                            581,528
===================================================================================================================================
                                                                                                                          1,428,878
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.08%
BJ Services Co.(b)                                                                        23,000                          1,193,240
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                                           20,000                          1,409,600
===================================================================================================================================
                                                                                                                          2,602,840
===================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.79%
Valero Energy Corp.                                                                       13,600                            996,472
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--3.96%
Citigroup Inc.                                                                            69,100                          3,105,354
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                      53,700                          1,858,020
===================================================================================================================================
                                                                                                                          4,963,374
===================================================================================================================================

PERSONAL PRODUCTS--1.24%
Gillette Co. (The)                                                                        30,700                          1,549,736
===================================================================================================================================

PHARMACEUTICALS--6.97%
Allergan, Inc.                                                                            10,500                            729,435
-----------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                                                              15,400                            569,030
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                         62,800                          4,217,648
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                               76,000                          1,996,520
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                     28,800                          1,214,784
===================================================================================================================================
                                                                                                                          8,727,417
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.06%
Allstate Corp. (The)                                                                      24,600                          1,329,876
===================================================================================================================================

RAILROADS--1.26%
Burlington Northern Santa Fe Corp.                                                        10,700                            577,051
-----------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Canada)                                                    15,800                          1,000,298
===================================================================================================================================
                                                                                                                          1,577,349
===================================================================================================================================

RESTAURANTS--2.04%
McDonald's Corp.                                                                          55,900                          1,740,726
-----------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.(a)                                                                        15,700                            811,062
===================================================================================================================================
                                                                                                                          2,551,788
===================================================================================================================================

VIBCH-QTR-1                           F-4

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--0.81%
KLA-Tencor Corp.(a)                                                                       22,100                       $  1,016,821
===================================================================================================================================

SEMICONDUCTORS--4.31%
Analog Devices, Inc.                                                                      25,100                            907,114
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                               80,900                          1,879,307
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                   24,100                            923,271
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                 24,000                            624,240
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                              36,300                          1,061,049
===================================================================================================================================
                                                                                                                          5,394,981
===================================================================================================================================

SOFT DRINKS--0.67%
PepsiCo, Inc.                                                                             15,800                            837,874
===================================================================================================================================

SPECIALTY STORES--0.89%
Bed Bath & Beyond Inc.(a)                                                                 18,000                            657,720
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                             14,500                            455,735
===================================================================================================================================
                                                                                                                          1,113,455
===================================================================================================================================

STEEL--0.37%
United States Steel Corp.                                                                  9,100                            462,735
===================================================================================================================================

SYSTEMS SOFTWARE--5.11%
Microsoft Corp.                                                                          134,100                          3,241,197
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                                          173,800                          2,169,024
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)(b)                                                                      46,500                            991,845
===================================================================================================================================
                                                                                                                          6,402,066
===================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.78%
Vodafone Group PLC-ADR (United Kingdom)                                                   36,800                            977,408
===================================================================================================================================
Total Common Stocks & Other Equity Interests (Cost $110,319,548)                                                        124,118,908
===================================================================================================================================

MONEY MARKET FUNDS--0.92%
Liquid Assets Portfolio-Institutional Class(d)                                           574,183                            574,183
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)                                              574,183                            574,183
===================================================================================================================================
Total Money Market Funds (Cost $1,148,366)                                                                                1,148,366
===================================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $111,467,914)                                                                       $ 125,267,274
___________________________________________________________________________________________________________________________________
===================================================================================================================================

     Investment Abbreviations:

     ADR - American Depositary Receipt

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) A portion of this security is subject to call options written. See Note 1D and Note 3.

(c)  Each unit represents one common share and one Class B share.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.


VIBCH-QTR-1                           F-5

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, and domestic and foreign index futures.

VIBCH-QTR-1                            F-6

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

D. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

VIBCH-QTR-1                            F-7

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

                             MARKET                                      UNREALIZED        MARKET
                             VALUE     PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      REALIZED
FUND                        12/31/04       COST             SALES      (DEPRECIATION)     03/31/05      INCOME      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class       $2,849,475   $  3,442,542    $  (5,717,834)  $          --     $  574,183    $  5,491     $        --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class        2,849,475      3,442,542       (5,717,834)             --        574,183       5,653              --
===============================================================================================================================
Total                     $5,698,950   $  6,885,084    $ (11,435,668)  $          --     $1,148,366    $ 11,144     $        --
_______________________________________________________________________________________________________________________________
===============================================================================================================================


NOTE 3--OPTION CONTRACTS WRITTEN

       TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------
                                   CALL OPTION CONTRACTS
                                  -----------------------
                                  NUMBER OF      PREMIUMS
                                  CONTRACTS      RECEIVED
---------------------------------------------------------
Beginning of year                        --      $     --
---------------------------------------------------------
Written                               1,027        90,835
---------------------------------------------------------
Closed                                 (618)      (50,729)
---------------------------------------------------------
Exercised                               (82)       (7,324)
=========================================================
End of period                           327      $ 32,782
_________________________________________________________
=========================================================

                     OPEN CALL OPTIONS WRITTEN AT PERIOD END
--------------------------------------------------------------------------------------------------
                                                                         MARCH 31,
                                                                           2005        UNREALIZED
                         CONTRACT    STRIKE    NUMBER OF    PREMIUMS      MARKET      APPRECIATION
                          MONTH      PRICE     CONTRACTS    RECEIVED       VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------------------
BJ Services Co.           Apr-05     $ 47.5           66    $  8,382     $  30,030   $     (21,648)
--------------------------------------------------------------------------------------------------
QUALCOMM Inc.             Apr-05     $ 37.5          141      16,436         6,345          10,091
--------------------------------------------------------------------------------------------------
Symantec Corp.            Apr-05     $ 25.0           89       4,775           223           4,552
--------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.     Apr-05     $ 90.0           31       3,189            77           3,112
==================================================================================================
                                                     327    $ 32,782     $  36,675   $      (3,893)
__________________________________________________________________________________________________
==================================================================================================

VIBCH-QTR-1                            F-8

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $22,129,752 and $22,254,266, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $    14,395,756
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (4,932,195)
==============================================================================
Net unrealized appreciation of investment securities           $     9,463,561
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $115,803,713.

VIBCH-QTR-1                            F-9

                       AIM V.I. CAPITAL APPRECIATION FUND
         Quarterly Schedule of Portfolio Holdings o March 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         VICAP-QTR-1 3/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--94.76%
ADVERTISING--0.72%
Lamar Advertising Co.-Class A(a)(b)                                                         182,700                  $    7,360,983
===================================================================================================================================

AEROSPACE & DEFENSE--0.74%
Honeywell International Inc.                                                                205,100                       7,631,771
===================================================================================================================================

AIR FREIGHT & LOGISTICS--0.74%
FedEx Corp.                                                                                  80,900                       7,600,555
===================================================================================================================================

AIRLINES--0.34%
Southwest Airlines Co.                                                                      246,100                       3,504,464
===================================================================================================================================

APPAREL RETAIL--0.84%
Abercrombie & Fitch Co.-Class A                                                              80,900                       4,630,716
-----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                        164,000                       4,039,320
===================================================================================================================================
                                                                                                                          8,670,036
===================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.90%
Coach, Inc.(a)                                                                              164,000                       9,287,320
===================================================================================================================================

APPLICATION SOFTWARE--1.95%
Amdocs Ltd. (United Kingdom)(a)                                                             131,200                       3,726,080
-----------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                              196,900                       5,859,744
-----------------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                                                                     80,900                       3,392,946
-----------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(a)                                                                 97,000                       4,595,860
-----------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.(a)                                                                              56,600                       2,453,610
===================================================================================================================================
                                                                                                                         20,028,240
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.61%
Franklin Resources, Inc.                                                                     48,000                       3,295,200
-----------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.(b)                                                        60,800                       2,973,728
===================================================================================================================================
                                                                                                                          6,268,928
===================================================================================================================================

BIOTECHNOLOGY--1.86%
Amgen Inc.(a)                                                                               122,200                       7,113,262
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                                                                    250,600                       8,971,480
-----------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc.(a)                                                                187,500                       2,998,125
===================================================================================================================================
                                                                                                                         19,082,867
===================================================================================================================================

VICAP-QTR-1                           F-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--1.17%
Univision Communications Inc.-Class A(a)                                                    246,060                  $    6,813,401
-----------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings Inc.-Class A(a)(b)                                              164,000                       5,166,000
===================================================================================================================================
                                                                                                                         11,979,401
===================================================================================================================================

CASINOS & GAMING--0.08%
Las Vegas Sands Corp. (a)                                                                    19,300                         868,500
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--3.39%
Cisco Systems, Inc.(a)                                                                      836,600                      14,966,774
-----------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.(a)                                                                205,100                       5,172,622
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(a)                                                                   235,900                       5,203,954
-----------------------------------------------------------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)(a)                                                                  291,100                       4,491,673
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                               135,600                       4,969,740
===================================================================================================================================
                                                                                                                         34,804,763
===================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.51%
Best Buy Co., Inc.                                                                           97,000                       5,238,970
===================================================================================================================================

COMPUTER HARDWARE--3.70%
Apple Computer, Inc.(a)                                                                     344,500                      14,355,315
-----------------------------------------------------------------------------------------------------------------------------------
Dell Inc.(a)                                                                                615,200                      23,635,984
===================================================================================================================================
                                                                                                                         37,991,299
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.39%
EMC Corp.(a)                                                                                328,100                       4,042,192
===================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.39%
Caterpillar Inc.                                                                             97,000                       8,869,680
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                  80,900                       5,430,817
===================================================================================================================================
                                                                                                                         14,300,497
===================================================================================================================================

CONSUMER ELECTRONICS--1.06%
Garmin Ltd. (Cayman Islands)(b)                                                              65,600                       3,038,592
-----------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                        89,400                       7,908,324
===================================================================================================================================
                                                                                                                         10,946,916
===================================================================================================================================

CONSUMER FINANCE--2.41%
American Express Co.                                                                        205,100                      10,535,987
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                  246,100                       6,041,755
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                   164,000                       8,173,760
===================================================================================================================================
                                                                                                                         24,751,502
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.20%
Automatic Data Processing, Inc.                                                             164,000                       7,371,800
-----------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.(a)                                                                             264,112                      10,511,658
-----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.(a)                                                                       164,000                       4,729,760
===================================================================================================================================
                                                                                                                         22,613,218
===================================================================================================================================

VICAP-QTR-1                           F-2

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DEPARTMENT STORES--0.74%
Kohl's Corp.(a)                                                                              80,900                  $    4,176,867
-----------------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp.(a)(b)                                                                   25,463                       3,390,909
===================================================================================================================================
                                                                                                                          7,567,776
===================================================================================================================================

DIVERSIFIED BANKS--0.70%
Bank of America Corp.                                                                       164,000                       7,232,400
===================================================================================================================================

DIVERSIFIED CHEMICALS--1.88%
Dow Chemical Co. (The)                                                                      105,100                       5,239,235
-----------------------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                                              164,000                       8,403,360
-----------------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                         97,000                       5,723,000
===================================================================================================================================
                                                                                                                         19,365,595
===================================================================================================================================

DIVERSIFIED METALS & MINING--0.63%
Phelps Dodge Corp.                                                                           64,000                       6,510,720
===================================================================================================================================

DRUG RETAIL--0.71%
Walgreen Co.                                                                                164,000                       7,284,880
===================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.42%
Emerson Electric Co.                                                                         82,500                       5,356,725
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                   164,000                       9,288,960
===================================================================================================================================
                                                                                                                         14,645,685
===================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.11%
Dolby Laboratories Inc.-Class A(a)                                                           48,600                       1,142,100
===================================================================================================================================

EMPLOYMENT SERVICES--0.97%
Robert Half International Inc.                                                              369,100                       9,950,936
===================================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.71%
Monsanto Co.                                                                                113,200                       7,301,400
===================================================================================================================================

FOOD DISTRIBUTORS--0.31%
Sysco Corp.                                                                                  90,200                       3,229,160
===================================================================================================================================

FOOD RETAIL--0.34%
Whole Foods Market, Inc.                                                                     34,400                       3,513,272
===================================================================================================================================

FOOTWEAR--0.65%
NIKE, Inc.-Class B                                                                           80,500                       6,706,455
===================================================================================================================================

GOLD--1.12%
Newmont Mining Corp.                                                                        172,100                       7,271,225
-----------------------------------------------------------------------------------------------------------------------------------
Placer Dome Inc. (Canada)                                                                   264,100                       4,283,702
===================================================================================================================================
                                                                                                                         11,554,927
===================================================================================================================================

VICAP-QTR-1                           F-3

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--5.96%
Bard (C.R.), Inc.                                                                            84,200                  $    5,732,336
-----------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                     169,700                       9,913,874
-----------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                                369,625                      13,417,387
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)                                                     107,600                       6,124,592
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                             133,800                       6,817,110
-----------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. (a)                                                                  205,800                       7,408,800
-----------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                                                             170,800                       5,855,024
-----------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                                                                     76,900                       5,983,589
===================================================================================================================================
                                                                                                                         61,252,712
===================================================================================================================================

HEALTH CARE FACILITIES--0.83%
HCA Inc.                                                                                     80,600                       4,317,742
-----------------------------------------------------------------------------------------------------------------------------------
Health Management Associates, Inc.-Class A                                                  162,600                       4,256,868
===================================================================================================================================
                                                                                                                          8,574,610
===================================================================================================================================

HEALTH CARE SERVICES--1.54%
Caremark Rx, Inc.(a)                                                                        398,270                      15,843,181
===================================================================================================================================

HEALTH CARE SUPPLIES--0.96%
Alcon, Inc. (Switzerland)                                                                   111,100                       9,920,119
===================================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.45%
Electronic Arts Inc.(a)                                                                      90,200                       4,670,556
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.66%
Carnival Corp. (Panama)                                                                     147,600                       7,647,156
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia)                                                       46,400                       2,073,616
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(c)                                                123,000                       7,383,690
===================================================================================================================================
                                                                                                                         17,104,462
===================================================================================================================================

HOUSEHOLD PRODUCTS--0.50%
Procter & Gamble Co. (The)                                                                   97,000                       5,141,000
===================================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.87%
Wal-Mart Stores, Inc.                                                                       177,900                       8,914,569
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--1.54%
General Electric Co.                                                                        246,100                       8,874,366
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.  (Bermuda)                                                          205,100                       6,932,380
===================================================================================================================================
                                                                                                                         15,806,746
===================================================================================================================================

INDUSTRIAL GASES--1.24%
Air Products & Chemicals, Inc.                                                               97,000                       6,139,130
-----------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                               138,000                       6,604,680
===================================================================================================================================
                                                                                                                         12,743,810
===================================================================================================================================

VICAP-QTR-1                           F-4

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY--3.85%
Danaher Corp.                                                                               164,000                  $    8,759,240
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                  80,900                       5,290,860
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                                     58,100                       5,201,693
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A (Bermuda)                                                   180,500                      14,376,825
-----------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                        97,000                       5,909,240
===================================================================================================================================
                                                                                                                         39,537,858
===================================================================================================================================

INTEGRATED OIL & GAS--2.93%
ChevronTexaco Corp.                                                                          78,900                       4,600,659
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                               66,100                       7,128,224
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                           228,200                      13,600,720
-----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                   68,000                       4,839,560
===================================================================================================================================
                                                                                                                         30,169,163
===================================================================================================================================

INTERNET SOFTWARE & SERVICES--2.46%
Google Inc.-Class A(a)(b)                                                                    40,100                       7,238,451
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.(a)                                                                              533,200                      18,075,480
===================================================================================================================================
                                                                                                                         25,313,931
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.43%
Goldman Sachs Group, Inc. (The)                                                              40,000                       4,399,600
===================================================================================================================================

LIFE & HEALTH INSURANCE--0.43%
AFLAC Inc.                                                                                  119,000                       4,433,940
===================================================================================================================================

MANAGED HEALTH CARE--1.95%
Aetna Inc.                                                                                  113,700                       8,521,815
-----------------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(a)                                                           76,800                       4,371,456
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                      74,900                       7,143,962
===================================================================================================================================
                                                                                                                         20,037,233
===================================================================================================================================

MOTORCYCLE MANUFACTURERS--0.31%
Harley-Davidson, Inc.                                                                        56,000                       3,234,560
===================================================================================================================================

MOVIES & ENTERTAINMENT--0.59%
DreamWorks Animation SKG, Inc.-Class A(a)                                                    30,100                       1,225,371
-----------------------------------------------------------------------------------------------------------------------------------
Viacom Inc.-Class B                                                                         137,477                       4,788,324
===================================================================================================================================
                                                                                                                          6,013,695
===================================================================================================================================

OIL & GAS DRILLING--1.66%
ENSCO International Inc.                                                                    174,200                       6,560,372
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (Cayman Islands)                                                        139,400                       5,163,376
-----------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                                                                  213,300                       5,336,766
===================================================================================================================================
                                                                                                                         17,060,514
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.17%
Baker Hughes Inc.                                                                           137,800                       6,130,722
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)                                                 101,100                       5,857,734
===================================================================================================================================
                                                                                                                         11,988,456
===================================================================================================================================

VICAP-QTR-1                           F-5

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--2.60%
Apache Corp.                                                                                 64,700                  $    3,961,581
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Resources Inc.                                                                    91,400                       4,576,398
-----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                          185,400                       8,852,850
-----------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.(a)                                                                  48,000                       3,564,480
-----------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                            175,033                       5,748,084
===================================================================================================================================
                                                                                                                         26,703,393
===================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.92%
Valero Energy Corp.                                                                         129,400                       9,481,138
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.80%
Citigroup Inc.                                                                              183,100                       8,228,514
===================================================================================================================================

PACKAGED FOODS & MEATS--0.78%
Hershey Foods Corp.                                                                          80,900                       4,891,214
-----------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                  72,000                       3,115,440
===================================================================================================================================
                                                                                                                          8,006,654
===================================================================================================================================

PERSONAL PRODUCTS--0.84%
Gillette Co. (The)                                                                          170,900                       8,627,032
===================================================================================================================================

PHARMACEUTICALS--3.69%
Johnson & Johnson                                                                           278,200                      18,683,912
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)                                                     217,100                       6,508,658
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                                 212,100                       5,571,867
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)                                            231,400                       7,173,400
===================================================================================================================================
                                                                                                                         37,937,837
===================================================================================================================================

RESTAURANTS--1.38%
Brinker International, Inc.(a)                                                               89,600                       3,245,312
-----------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                            164,000                       5,106,960
-----------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.(a)                                                                          113,200                       5,847,912
===================================================================================================================================
                                                                                                                         14,200,184
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.77%
Applied Materials, Inc.(a)                                                                  259,800                       4,221,750
-----------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                                                          80,900                       3,722,209
===================================================================================================================================
                                                                                                                          7,943,959
===================================================================================================================================

SEMICONDUCTORS--4.55%
Analog Devices, Inc.                                                                        287,100                      10,375,794
-----------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class A (a)                                                    258,100                       4,374,795
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                     237,900                       9,113,949
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)                                                  123,000                       4,715,820
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                             132,400                       5,411,188
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                   492,125                      12,800,171
===================================================================================================================================
                                                                                                                         46,791,717
===================================================================================================================================

VICAP-QTR-1                           F-6

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SOFT DRINKS--0.50%
PepsiCo, Inc.                                                                                97,000                  $    5,143,910
===================================================================================================================================

SPECIALTY CHEMICALS--1.19%
Ecolab Inc.                                                                                 131,200                       4,336,160
-----------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                             164,000                       7,872,000
===================================================================================================================================
                                                                                                                         12,208,160
===================================================================================================================================

SPECIALTY STORES--2.19%
Bed Bath & Beyond Inc.(a)                                                                   249,400                       9,113,076
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                               424,900                      13,354,607
===================================================================================================================================
                                                                                                                         22,467,683
===================================================================================================================================

STEEL--1.19%
Nucor Corp.                                                                                  97,000                       5,583,320
-----------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.(b)                                                                130,700                       6,646,095
===================================================================================================================================
                                                                                                                         12,229,415
===================================================================================================================================

SYSTEMS SOFTWARE--4.33%
Adobe Systems Inc.                                                                          123,800                       8,315,646
-----------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. (Israel)(a)                                          164,000                       3,565,360
-----------------------------------------------------------------------------------------------------------------------------------
McAfee Inc.(a)                                                                              164,000                       3,699,840
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                             820,200                      19,824,234
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                                             728,200                       9,087,936
===================================================================================================================================
                                                                                                                         44,493,016
===================================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.72%
CDW Corp.                                                                                   131,200                       7,436,416
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.28%
Doral Financial Corp. (Puerto Rico)                                                         131,800                       2,885,102
===================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.26%
UAP Holding Corp.(a)                                                                        167,500                       2,696,750
===================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--1.15%
Nextel Communications, Inc.-Class A(a)                                                      313,700                       8,915,354
-----------------------------------------------------------------------------------------------------------------------------------
Syniverse Holdings Inc.(a)                                                                  207,800                       2,867,640
===================================================================================================================================
                                                                                                                         11,782,994
===================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $768,653,782)                                                        974,402,317
===================================================================================================================================

VICAP-QTR-1                           F-7

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--2.53%
Liquid Assets Portfolio-Institutional Class(d)                                           12,975,823                  $   12,975,823
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class (d)                                             12,975,823                      12,975,823
===================================================================================================================================

Total Money Market Funds (Cost $25,951,646)                                                                              25,951,646
===================================================================================================================================

TOTAL INVESTMENTS--97.29% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $794,605,428)                                                                                1,000,353,963
===================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.71%
STIC Prime Portfolio-Institutional Class(d)(e)                                           27,894,245                      27,894,245
===================================================================================================================================
Total Money Market Funds (purchased with
cash collateral from securities loaned) (Cost $27,894,245)                                                               27,894,245
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $822,499,673)                                                                      $1,028,248,208
___________________________________________________________________________________________________________________________________
===================================================================================================================================


     Investment Abbreviations:

     ADR - American Depositary Receipt

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at March 31, 2005.

(c)  Each unit represents one common share and one Class B share.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part of this schedule.


VICAP-QTR-1                           F-8

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

VICAP-QTR-1                          F-9
     include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


VICAP-QTR-1                           F-10

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                             MARKET                                      UNREALIZED        MARKET                    REALIZED
                             VALUE     PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND        GAIN
FUND                        12/31/04       COST             SALES      (DEPRECIATION)     03/31/05      INCOME        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio -
Institutional Class       $11,214,768  $ 67,968,336    $ (66,207,281)  $          --     $12,975,823   $101,254     $      --
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio -
Institutional Class        11,214,768    67,968,336      (66,207,281)             --      12,975,823    103,568            --
=============================================================================================================================
   SUBTOTAL               $22,429,536  $135,936,672    $(132,414,562)  $          --     $25,951,646   $204,822     $      --
=============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                             MARKET                                      UNREALIZED        MARKET                    REALIZED
                             VALUE     PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND        GAIN
FUND                        12/31/04       COST             SALES      (DEPRECIATION)     03/31/05      INCOME *      (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio -
Institutional Class       $30,500,985  $  93,980,459   $ (96,587,199)  $          --     $27,894,245   $  12,723    $      --
=============================================================================================================================
   TOTAL                  $52,930,521  $ 229,917,131   $(229,001,761)  $          --     $53,845,891   $ 217,545    $      --
=============================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

          At March 31, 2005, securities with an aggregate value of $27,119,021 were on loan to brokers. The loans were secured by cash collateral of $27,894,245 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $12,723 for securities lending transactions.

VICAP-QTR-1                           F-11

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $238,166,590 and $232,531,801, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $220,157,206
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (21,595,318)
==============================================================================
Net unrealized appreciation of investment securities              $198,561,888
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $829,686,320.

VICAP-QTR-1                           F-12

                        AIM V.I. CAPITAL DEVELOPMENT FUND
         Quarterly Schedule of Portfolio Holdings o March 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         VICDV-QTR-1 3/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--93.56%
ADVERTISING--1.53%
Omnicom Group Inc.                                                                            10,700                   $    947,164
-----------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.(a)                                                                       34,300                      1,992,487
===================================================================================================================================
                                                                                                                          2,939,651
===================================================================================================================================

AEROSPACE & DEFENSE--0.97%
L-3 Communications Holdings, Inc.                                                             26,200                      1,860,724
===================================================================================================================================

AIR FREIGHT & LOGISTICS--0.91%
Robinson (C.H.) Worldwide, Inc.                                                               33,900                      1,746,867
===================================================================================================================================

APPAREL RETAIL--2.39%
Abercrombie & Fitch Co.-Class A                                                               43,700                      2,501,388
-----------------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                             71,900                      2,095,166
===================================================================================================================================
                                                                                                                          4,596,554
===================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.49%
Polo Ralph Lauren Corp.                                                                       24,300                        942,840
===================================================================================================================================

APPLICATION SOFTWARE--3.31%
Amdocs Ltd. (United Kingdom)(a)(b)                                                            66,700                      1,894,280
-----------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                                62,900                      1,871,904
-----------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                                                                   19,700                        868,967
-----------------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.(a)                                                                           14,500                        485,750
-----------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(a)                                                                  26,600                      1,260,308
===================================================================================================================================
                                                                                                                          6,381,209
===================================================================================================================================

AUTO PARTS & EQUIPMENT--0.70%
Autoliv, Inc.                                                                                 28,200                      1,343,730
===================================================================================================================================

BIOTECHNOLOGY--2.36%
Affymetrix, Inc.(a)                                                                           26,200                      1,122,408
-----------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc.(a)                                             32,500                      1,528,800
-----------------------------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.(a)                                                                   32,500                      1,891,175
===================================================================================================================================
                                                                                                                          4,542,383
===================================================================================================================================

BUILDING PRODUCTS--0.99%
American Standard Cos. Inc.                                                                   41,100                      1,910,328
===================================================================================================================================

CASINOS & GAMING--2.39%
Harrah's Entertainment, Inc.                                                                  37,300                      2,408,834
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                                                             96,000                      2,193,600
===================================================================================================================================
                                                                                                                          4,602,434
===================================================================================================================================

VICDV-QTR-1                           F-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMODITY CHEMICALS--1.01%
Celanese Corp.-Series A(a)                                                                  107,900                     $ 1,941,121
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--3.93%
Avaya Inc.(a)                                                                               137,900                       1,610,672
-----------------------------------------------------------------------------------------------------------------------------------
Corning Inc.(a)                                                                              77,700                         864,801
-----------------------------------------------------------------------------------------------------------------------------------
Harris Corp.                                                                                 56,200                       1,834,930
-----------------------------------------------------------------------------------------------------------------------------------
Plantronics, Inc.                                                                            52,800                       2,010,624
-----------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                     44,400                       1,252,968
===================================================================================================================================
                                                                                                                          7,573,995
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.00%
Emulex Corp.(a)                                                                              53,800                       1,013,592
-----------------------------------------------------------------------------------------------------------------------------------
Storage Technology Corp.(a)                                                                  29,900                         920,920
===================================================================================================================================
                                                                                                                          1,934,512
===================================================================================================================================

CONSUMER FINANCE--0.99%
AmeriCredit Corp.(a)(b)                                                                      81,100                       1,900,984
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.53%
Alliance Data Systems Corp.(a)                                                               42,700                       1,725,080
-----------------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc.(a)                                                          103,600                       1,687,644
-----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.(a)                                                                        50,837                       1,466,139
===================================================================================================================================
                                                                                                                          4,878,863
===================================================================================================================================

DEPARTMENT STORES--0.94%
Kohl's Corp.(a)                                                                              35,200                       1,817,376
===================================================================================================================================

DISTILLERS & VINTNERS--1.06%
Constellation Brands, Inc.-Class A(a)                                                        38,600                       2,040,782
===================================================================================================================================

DIVERSIFIED BANKS--0.72%
Centennial Bank Holdings, Inc. (Acquired 12/27/04;
Cost $1,358,700)(a)(c)(d)                                                                   129,400                       1,391,050
===================================================================================================================================

DIVERSIFIED CHEMICALS--1.07%
Eastman Chemical Co.                                                                         34,900                       2,059,100
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--3.77%
Career Education Corp.(a)                                                                    29,100                         996,966
-----------------------------------------------------------------------------------------------------------------------------------
ChoicePoint Inc.(a)                                                                          50,800                       2,037,588
-----------------------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                                 23,100                         954,261
-----------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America(a)                                                              58,800                       2,269,680
-----------------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                                                              48,100                       1,006,252
===================================================================================================================================
                                                                                                                          7,264,747
===================================================================================================================================

DRUG RETAIL--1.10%
Shoppers Drug Mart Corp. (Canada)                                                            63,400                       2,115,867
===================================================================================================================================

VICDV-QTR-1                           F-2

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.03%
Cooper Industries, Ltd.-Class A (Bermuda)                                                    27,700                     $ 1,981,104
===================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.51%
Aeroflex Inc.(a)                                                                             97,800                         912,474
-----------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp.-Class A                                                                       48,300                       1,789,032
-----------------------------------------------------------------------------------------------------------------------------------
Dolby Laboratories Inc.-Class A(a)                                                            9,200                         216,200
===================================================================================================================================
                                                                                                                          2,917,706
===================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.96%
Benchmark Electronics, Inc.(a)                                                               58,200                       1,852,506
===================================================================================================================================

EMPLOYMENT SERVICES--0.88%
Manpower Inc.                                                                                39,000                       1,697,280
===================================================================================================================================

GENERAL MERCHANDISE STORES--2.01%
Dollar General Corp.                                                                         90,700                       1,987,237
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                                                                  65,900                       1,893,307
===================================================================================================================================
                                                                                                                          3,880,544
===================================================================================================================================

HEALTH CARE DISTRIBUTORS--0.76%
Henry Schein, Inc.(a)                                                                        41,000                       1,469,440
===================================================================================================================================

HEALTH CARE EQUIPMENT--4.15%
Biomet, Inc.                                                                                 28,000                       1,016,400
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)                                                   26,200                       1,491,304
-----------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                                                                    29,000                       1,729,850
-----------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                            88,300                       1,821,629
-----------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                                                              26,800                         918,704
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                                              28,500                       1,020,015
===================================================================================================================================
                                                                                                                          7,997,902
===================================================================================================================================

HEALTH CARE FACILITIES--1.56%
Community Health Systems Inc.(a)                                                             59,000                       2,059,690
-----------------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc.(a)                                                                          47,000                         950,810
===================================================================================================================================
                                                                                                                          3,010,500
===================================================================================================================================

HEALTH CARE SERVICES--5.76%
Caremark Rx, Inc.(a)                                                                         47,000                       1,869,660
-----------------------------------------------------------------------------------------------------------------------------------
Cerner Corp.(a)(b)                                                                           18,500                         971,435
-----------------------------------------------------------------------------------------------------------------------------------
Covance Inc.(a)                                                                              31,900                       1,518,759
-----------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.(a)                                                                              43,500                       1,820,475
-----------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                                                     22,300                       1,944,337
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                               28,700                       1,017,415
-----------------------------------------------------------------------------------------------------------------------------------
Renal Care Group, Inc.(a)                                                                    51,500                       1,953,910
===================================================================================================================================
                                                                                                                         11,095,991
===================================================================================================================================

HEALTH CARE SUPPLIES--0.70%
Cooper Cos., Inc. (The)                                                                      18,500                       1,348,650
===================================================================================================================================

VICDV-QTR-1                           F-3

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOME FURNISHINGS--0.55%
Tempur-Pedic International Inc.(a)                                                           56,400                     $ 1,052,424
===================================================================================================================================

HOMEBUILDING--1.00%
Ryland Group, Inc. (The)                                                                     31,000                       1,922,620
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.04%
Hilton Hotels Corp.                                                                          89,500                       2,000,325
===================================================================================================================================

HOUSEWARES & SPECIALTIES--2.19%
Jarden Corp.(a)                                                                              47,100                       2,160,948
-----------------------------------------------------------------------------------------------------------------------------------
Yankee Candle Co., Inc. (The)(a)                                                             64,600                       2,047,820
===================================================================================================================================
                                                                                                                          4,208,768
===================================================================================================================================

INDUSTRIAL MACHINERY--1.96%
Eaton Corp.                                                                                  27,600                       1,805,040
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A (Bermuda)                                                    24,700                       1,967,355
===================================================================================================================================
                                                                                                                          3,772,395
===================================================================================================================================

INSURANCE BROKERS--0.50%
Willis Group Holdings Ltd. (Bermuda)                                                         25,900                         954,933
===================================================================================================================================

INTEGRATED OIL & GAS--1.05%
Murphy Oil Corp.                                                                             20,500                       2,023,965
===================================================================================================================================

INTERNET SOFTWARE & SERVICES--1.44%
Digital River, Inc.(a)                                                                       40,600                       1,265,096
-----------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.(a)                                                                            52,800                       1,515,360
===================================================================================================================================
                                                                                                                          2,780,456
===================================================================================================================================

LEISURE PRODUCTS--1.08%
Brunswick Corp.                                                                              44,400                       2,080,140
===================================================================================================================================

MANAGED HEALTH CARE--0.50%
Molina Healthcare Inc.(a)                                                                    21,000                         967,890
===================================================================================================================================

MULTI-LINE INSURANCE--0.38%
Quanta Capital Holdings Ltd. (Bermuda)(Acquired
08/27/03; Cost $924,430)(a)(c)(e)                                                            92,443                         739,544
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.89%
Questar Corp.                                                                                28,800                       1,706,400
===================================================================================================================================

OFFICE ELECTRONICS--0.57%
Zebra Technologies Corp.-Class A(a)                                                          22,975                       1,091,083
===================================================================================================================================

VICDV-QTR-1                           F-4

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS DRILLING--1.89%
Nabors Industries, Ltd. (Bermuda)(a)                                                         16,300                       $ 963,982
-----------------------------------------------------------------------------------------------------------------------------------
Noble Corp. (Cayman Islands)                                                                 30,700                       1,725,647
-----------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.(a)                                                                 38,500                         956,340
===================================================================================================================================
                                                                                                                          3,645,969
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.27%
National-Oilwell Varco Inc.(a)                                                               40,000                       1,868,000
-----------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                    15,000                         940,950
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)                                                  27,000                       1,564,380
===================================================================================================================================
                                                                                                                          4,373,330
===================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.43%
Williams Cos., Inc. (The)                                                                   146,000                       2,746,260
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.04%
Alliance Capital Management Holding L.P.                                                     41,700                       1,966,155
-----------------------------------------------------------------------------------------------------------------------------------
CapitalSource Inc.(a)                                                                        85,300                       1,961,900
===================================================================================================================================
                                                                                                                          3,928,055
===================================================================================================================================

PHARMACEUTICALS--1.30%
Medicis Pharmaceutical Corp.-Class A(b)                                                      31,000                         929,380
-----------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)                                         46,000                       1,576,880
===================================================================================================================================
                                                                                                                          2,506,260
===================================================================================================================================

RAILROADS--0.57%
CSX Corp.                                                                                    26,500                       1,103,725
===================================================================================================================================

REAL ESTATE--2.86%
Aames Investment Corp.                                                                      143,400                       1,175,880
-----------------------------------------------------------------------------------------------------------------------------------
Fieldstone Investment Corp. (Acquired 11/10/03-
02/06/04; Cost $1,254,664)(c)(d)(e)                                                          81,654                       1,185,616
-----------------------------------------------------------------------------------------------------------------------------------
KKR Financial Corp. (Acquired 08/05/04; Cost
$1,505,000)(a)(c)(d)                                                                        150,500                       1,580,250
-----------------------------------------------------------------------------------------------------------------------------------
People's Choice Financial Corp. (Acquired 12/21/04;
Cost $1,566,000)(a)(c)(d)                                                                   156,600                       1,566,000
===================================================================================================================================
                                                                                                                          5,507,746
===================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.11%
CB Richard Ellis Group, Inc.-Class A(a)                                                      61,300                       2,144,887
===================================================================================================================================

RESTAURANTS--0.48%
Applebee's International, Inc.                                                               33,200                         914,992
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.85%
KLA-Tencor Corp.(a)                                                                          39,600                       1,821,996
-----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(a)                                                                    65,200                       1,742,796
===================================================================================================================================
                                                                                                                          3,564,792
===================================================================================================================================

VICDV-QTR-1                           F-5

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS--2.38%
ATI Technologies Inc. (Canada)(a)                                                           108,900                     $ 1,879,614
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                    59,600                       1,550,196
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                 55,700                       1,147,977
===================================================================================================================================
                                                                                                                          4,577,787
===================================================================================================================================

SOFT DRINKS--0.46%
Cott Corp. (Canada)(a)                                                                       36,200                         877,126
===================================================================================================================================

SPECIALIZED FINANCE--0.60%
Chicago Mercantile Exchange (The)                                                             6,000                       1,164,180
===================================================================================================================================

SPECIALTY CHEMICALS--0.51%
Minerals Technologies Inc.                                                                   14,900                         980,122
===================================================================================================================================

SPECIALTY STORES--2.23%
Advance Auto Parts, Inc.(a)                                                                  45,200                       2,280,340
-----------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                                                                     54,900                       2,017,575
===================================================================================================================================
                                                                                                                          4,297,915
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.48%
PMI Group, Inc. (The)                                                                        24,100                         916,041
===================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.49%
W.W. Grainger, Inc.                                                                          15,100                         940,277
===================================================================================================================================

TRUCKING--0.70%
Swift Transportation Co., Inc.(a)                                                            60,600                       1,341,684
===================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--3.28%
American Tower Corp.-Class A(a)                                                             109,300                       1,992,539
-----------------------------------------------------------------------------------------------------------------------------------
NII Holdings Inc.(a)                                                                         40,100                       2,305,750
-----------------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.(a)                                                                         34,800                       2,017,356
===================================================================================================================================
                                                                                                                          6,315,645
===================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $152,774,534)                                                        180,184,476
===================================================================================================================================

MONEY MARKET FUNDS--3.93%
Liquid Assets Portfolio-Institutional Class(f)                                            3,784,066                       3,784,066
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)                                               3,784,066                       3,784,066
===================================================================================================================================
Total Money Market Funds (Cost $7,568,132)                                                                                7,568,132
===================================================================================================================================

TOTAL INVESTMENTS--97.49% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $160,342,666)                                                                                  187,752,608
===================================================================================================================================

VICDV-QTR-1                           F-6

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.51%
Liquid Assets Portfolio-Institutional Class(f)(g)                                         2,412,643                   $   2,412,643
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)(g)                                            2,412,643                       2,412,643
===================================================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $4,825,286)                                      4,825,286
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $165,167,952)                                                                       $ 192,577,894
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at March 31, 2005.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $6,462,460, which represented 3.36% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at March 31, 2005 was $5,722,916, which represented 2.97% of the Fund's Total Investments.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at March 31, 2005 was $1,925,160, which represented 1.00% of the Fund's Total Investments. See Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.


VICDV-QTR-1                           F-7

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

VICDV-QTR-1                           F-8

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

VICDV-QTR-1                           F-9

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                             MARKET                                      UNREALIZED        MARKET                    REALIZED
                             VALUE     PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND        GAIN
FUND                        12/31/04       COST             SALES      (DEPRECIATION)     03/31/05      INCOME        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Asset Portfolio -
Institutional Class       $2,558,677   $14,021,728     $(12,796,339)   $          --     $3,784,066    $ 16,159     $      --
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio -
Institutional Class        2,558,677    14,021,728      (12,796,339)              --      3,784,066      16,567            --
=============================================================================================================================
   SUBTOTAL               $5,117,354   $28,043,456     $(25,592,678)   $          --     $7,568,132    $ 32,726     $      --
=============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                             MARKET                                      UNREALIZED        MARKET                    REALIZED
                             VALUE     PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND        GAIN
FUND                        12/31/04       COST             SALES      (DEPRECIATION)     03/31/05      INCOME *      (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Asset Portfolio -
Institutional Class       $ 2,893,043  $  2,628,463    $  (3,108,863)  $          --     $ 2,412,643   $   6,046    $      --
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio -
Institutional Class         2,893,043     2,628,463       (3,108,863)             --        2,412,643      6,200           --
=============================================================================================================================
   SUBTOTAL               $ 5,786,086  $  5,256,926    $  (6,217,726)  $          --     $ 4,825,286$     12,246    $      --
=============================================================================================================================
   TOTAL                  $10,903,440  $ 33,300,382    $ (31,810,404)  $          --     $12,393,418    $ 44,972    $      --
=============================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

          At March 31, 2005, securities with an aggregate value of $4,698,854 were on loan to brokers. The loans were secured by cash collateral of $4,825,286 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $12,246 for securities lending transactions.

VICDV-QTR-1                           F-10

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $64,443,123 and $59,192,839, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 30,773,028
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,438,499)
==============================================================================
Net unrealized appreciation of investment securities              $ 27,334,529
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $165,243,365.

VICDV-QTR-1                           F-11

                            AIM V.I. CORE EQUITY FUND
         Quarterly Schedule of Portfolio Holdings o March 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         VICEQ-QTR-1 3/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--69.37%
AEROSPACE & DEFENSE--1.36%
Northrop Grumman Corp.                                                                      359,200                    $ 19,389,616
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.96%
Bank of New York Co., Inc. (The)                                                            470,000                      13,653,500
===================================================================================================================================

COMPUTER HARDWARE--1.38%
International Business Machines Corp.                                                       214,500                      19,601,010
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.02%
Lexmark International, Inc.-Class A(a)                                                      181,000                      14,474,570
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.97%
First Data Corp.                                                                            351,500                      13,817,465
===================================================================================================================================

DEPARTMENT STORES--2.02%
Kohl's Corp.(a)                                                                             555,100                      28,659,813
===================================================================================================================================

DIVERSIFIED BANKS--1.61%
Bank of America Corp.                                                                       518,800                      22,879,080
===================================================================================================================================

DIVERSIFIED CHEMICALS--1.37%
Dow Chemical Co. (The)                                                                      389,000                      19,391,650
===================================================================================================================================

ELECTRIC UTILITIES--1.16%
FPL Group, Inc.                                                                             409,600                      16,445,440
===================================================================================================================================

ENVIRONMENTAL SERVICES--2.09%
Waste Management, Inc.                                                                    1,029,600                      29,703,960
===================================================================================================================================

FOOD RETAIL--2.00%
Kroger Co. (The) (a)                                                                      1,775,500                      28,461,265
===================================================================================================================================

HOUSEHOLD PRODUCTS--1.22%
Kimberly-Clark Corp.                                                                        263,200                      17,300,136
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--1.87%
General Electric Co.                                                                        736,100                      26,543,766
===================================================================================================================================

INDUSTRIAL MACHINERY--1.31%
Dover Corp.                                                                                 493,000                      18,630,470
===================================================================================================================================


VICEQ-QTR-1                           F-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS--3.97%
Amerada Hess Corp.                                                                          208,000                    $ 20,011,680
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                           365,300                      21,771,880
-----------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                            148,100                      14,621,913
===================================================================================================================================
                                                                                                                         56,405,473
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.98%
SBC Communications Inc.                                                                     590,000                      13,977,100
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.72%
Morgan Stanley                                                                              427,100                      24,451,475
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--1.20%
Dominion Resources, Inc.                                                                    228,300                      16,992,369
===================================================================================================================================

OFFICE ELECTRONICS--1.73%
Xerox Corp.(a)                                                                            1,619,600                      24,536,940
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--3.75%
Baker Hughes Inc.                                                                           330,100                      14,686,149
-----------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                             429,800                      22,298,024
-----------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                   259,000                      16,247,070
===================================================================================================================================
                                                                                                                         53,231,243
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.09%
Citigroup Inc.                                                                              343,800                      15,450,372
===================================================================================================================================

PACKAGED FOODS & MEATS--5.83%
Campbell Soup Co.                                                                           773,300                      22,441,166
-----------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                         824,700                      40,534,005
-----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods Inc.-Class A                                                                    600,400                      19,843,220
===================================================================================================================================
                                                                                                                         82,818,391
===================================================================================================================================

PAPER PRODUCTS--1.39%
Georgia-Pacific Corp.                                                                       557,800                      19,796,322
===================================================================================================================================

PHARMACEUTICALS--7.40%
Bristol-Myers Squibb Co.                                                                    839,000                      21,360,940
-----------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                                                                703,000                      25,975,850
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                          1,241,800                      40,197,066
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                       418,000                      17,631,240
===================================================================================================================================
                                                                                                                        105,165,096
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--4.23%
Berkshire Hathaway Inc.-Class A+B78(a)                                                          325                      28,275,000
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp. (The)                                                                           204,200                      16,186,934
-----------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                         424,988                      15,609,809
===================================================================================================================================
                                                                                                                         60,071,743
===================================================================================================================================


VICEQ-QTR-1                           F-2

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PUBLISHING--2.58%
Gannett Co., Inc.                                                                           230,900                    $ 18,259,572
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                 461,800                      18,411,966
===================================================================================================================================
                                                                                                                         36,671,538
===================================================================================================================================

RAILROADS--1.35%
Union Pacific Corp.                                                                         276,100                      19,244,170
===================================================================================================================================

REGIONAL BANKS--1.00%
Fifth Third Bancorp                                                                         329,400                      14,157,612
===================================================================================================================================

SEMICONDUCTORS--4.47%
Analog Devices, Inc.                                                                        385,400                      13,928,356
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                 738,600                      17,157,678
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                908,800                      18,730,368
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                469,500                      13,723,485
===================================================================================================================================
                                                                                                                         63,539,887
===================================================================================================================================

SOFT DRINKS--1.05%
Coca-Cola Co. (The)                                                                         359,200                      14,967,864
===================================================================================================================================

SYSTEMS SOFTWARE--4.24%
Computer Associates International, Inc.                                                     716,311                      19,412,028
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                           1,686,700                      40,767,539
===================================================================================================================================
                                                                                                                         60,179,567
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.05%
Washington Mutual, Inc.                                                                     376,900                      14,887,550
===================================================================================================================================

Total Domestic Common Stocks (Cost $888,019,910)                                                                        985,496,453
===================================================================================================================================

FOREIGN STOCKS & OTHER EQUITY
INTERESTS--19.48%
BERMUDA--4.20%
Accenture Ltd.-Class A (IT Consulting & Other Services)(a)                                  831,300                      20,075,895
-----------------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Ltd.  (Oil & Gas Drilling)(a)                                            300,300                      17,759,742
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Industrial Conglomerates)                                          645,900                      21,831,420
===================================================================================================================================
                                                                                                                         59,667,057
===================================================================================================================================

CAYMAN ISLANDS--2.90%
ACE Ltd. (Property & Casualty Insurance)                                                    528,500                      21,811,195
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (Oil & Gas Drilling)                                                    525,500                      19,464,520
===================================================================================================================================
                                                                                                                         41,275,715
===================================================================================================================================

FINLAND --1.07%
Nokia Oyj-ADR (Communications Equipment)                                                    987,300                      15,234,039
===================================================================================================================================


VICEQ-QTR-1                           F-3

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FRANCE--1.37%
Total S.A. (Integrated Oil & Gas)(b)                                                         83,000                    $ 19,425,421
===================================================================================================================================

ISRAEL--1.71%
Teva Pharmaceutical Industries Ltd.-ADR (Pharmaceuticals)                                   785,200                      24,341,200
===================================================================================================================================

NETHERLANDS--3.99%
Heineken N.V. (Brewers)(b)                                                                  691,249                      23,958,753
-----------------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V. (Consumer Electronics)(b)                      595,000                      16,381,113
-----------------------------------------------------------------------------------------------------------------------------------
Unilever N.V. (Packaged Foods & Meats)(b)                                                   240,000                      16,337,495
===================================================================================================================================
                                                                                                                         56,677,361
===================================================================================================================================

UNITED KINGDOM--4.24%
BP PLC-ADR (Integrated Oil & Gas)                                                           424,850                      26,510,640
-----------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                                                   733,800                      33,696,096
===================================================================================================================================
                                                                                                                         60,206,736
===================================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $229,964,212)                                                       276,827,529
===================================================================================================================================

MONEY MARKET FUNDS--10.94%
Liquid Assets Portfolio-Institutional Class(c)                                           77,694,134                      77,694,134
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)                                              77,694,134                      77,694,134
===================================================================================================================================

Total Money Market Funds (Cost $155,388,268)                                                                            155,388,268
===================================================================================================================================
TOTAL INVESTMENTS--99.79% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $1,273,372,390)                                                                              1,417,712,250
===================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--0.21%
STIC Prime Portfolio-Institutional Class(c)(d)                                            2,964,000                       2,964,000
===================================================================================================================================
Total Money Market Funds (purchased with
cash collateral from securities loaned) (Cost $2,964,000)                                                                 2,964,000
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $1,276,336,390)                                                                   $ 1,420,676,250
___________________________________________________________________________________________________________________________________
===================================================================================================================================

     Investment Abbreviations:

     ADR - American Depositary Receipt

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $76,102,782, which represented 5.36% of the Fund's Total Investments. See
     Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part of this schedule.


VICEQ-QTR-1                           F-4

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

VICEQ-QTR-1                            F-5

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


VICEQ-QTR-1                            F-6

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                             MARKET                                       UNREALIZED        MARKET                    REALIZED
                             VALUE      PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND        GAIN
FUND                        12/31/04        COST             SALES      (DEPRECIATION)     03/31/05      INCOME        (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class       $ 66,319,755  $ 69,022,751   $ (57,648,372)   $           --    $ 77,694,134  $ 364,004    $      --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class         66,319,755    69,022,751     (57,648,372)               --      77,694,134    373,130           --
==============================================================================================================================
   SUBTOTAL               $132,639,510  $138,045,502   $(115,296,744)   $           --    $155,388,268  $ 737,134    $      --
==============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                             MARKET                                       UNREALIZED        MARKET                    REALIZED
                             VALUE      PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND        GAIN
FUND                        12/31/04        COST             SALES      (DEPRECIATION)     03/31/05      INCOME *      (LOSS)
------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class       $  4,769,488  $  9,386,965   $ (11,192,453)  $           --    $  2,964,000  $    1,481   $       --
==============================================================================================================================
   TOTAL                  $137,408,998  $147,432,467   $(126,489,19)   $           --    $158,352,268  $   738,615          --
==============================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

          At March 31, 2005, securities with an aggregate value of $2,853,240 were on loan to brokers. The loans were secured by cash collateral of $2,964,000 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $1,481 for securities lending transactions.

VICEQ-QTR-1                            F-7

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $171,348,542 and $256,770,781, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

          Receivables for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $18,500,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined to be in accordance with the fair valuation procedures authorized by the Board of Trustees.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 149,390,935
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (27,659,171)
==============================================================================
Net unrealized appreciation of investment securities             $ 121,731,764
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,298,944,486.


VICEQ-QTR-1                            F-8

                            AIM V.I. CORE STOCK FUND
           Quarterly Schedule of Portfolio Holdings o March 31, 2005


     YOUR GOALS. OUR SOLUTIONS.          [AIM INVESTMENTS LOGO APPEARS HERE]
      --Registered Trademark--                  --Registered Trademark--

AIMinvestments.com            I-VICSTO-QTR-1 3/05           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)


                                                                                               MARKET
                                                                             SHARES             VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--99.15%

AEROSPACE & DEFENSE--4.04%

Honeywell International Inc.                                                   42,600     $     1,585,146
---------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                      20,000           2,033,200
=========================================================================================================
                                                                                                3,618,346
=========================================================================================================

ALUMINUM--1.25%

Alcoa Inc.                                                                     36,800           1,118,352
=========================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.30%

Bank of New York Co., Inc. (The)                                               40,100           1,164,905
=========================================================================================================

BIOTECHNOLOGY--3.23%

Amgen Inc.                                                  (a)                24,200           1,408,682
---------------------------------------------------------------------------------------------------------
Genentech, Inc.                                             (a)                26,300           1,488,843
=========================================================================================================
                                                                                                2,897,525
=========================================================================================================

CASINOS & GAMING--0.99%

International Game Technology                                                  33,100             882,446
=========================================================================================================

COMMUNICATIONS EQUIPMENT--3.04%

Cisco Systems, Inc.                                         (a)                92,300           1,651,247
---------------------------------------------------------------------------------------------------------
Lucent Technologies Inc.-Wts., expiring 12/10/07            (b)                 4,502               3,016
---------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                  29,200           1,070,180
=========================================================================================================
                                                                                                2,724,443
=========================================================================================================

COMPUTER HARDWARE--3.55%

Dell Inc.                                                   (a)                51,700           1,986,314
---------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                          13,100           1,197,078
=========================================================================================================
                                                                                                3,183,392
=========================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.64%

EMC Corp.                                                   (a)               119,500           1,472,240
=========================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.74%

Caterpillar Inc.                                                               15,100           1,380,744
---------------------------------------------------------------------------------------------------------
Deere & Co.                                                                    16,000           1,074,080
=========================================================================================================
                                                                                                2,454,824
=========================================================================================================

CONSUMER FINANCE--1.53%

MBNA Corp.                                                                     55,700           1,367,435
=========================================================================================================



I-CSTO-QTR-1                          F-1

                                                                                               MARKET
                                                                             SHARES             VALUE
---------------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--1.25%

First Data Corp.                                                               28,500     $     1,120,335
=========================================================================================================

DIVERSIFIED BANKS--1.91%

Bank of America Corp.                                                          38,800           1,711,080
=========================================================================================================

DIVERSIFIED CHEMICALS--2.12%

E. I. du Pont de Nemours & Co.                                                 16,400             840,336
---------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                           14,800           1,058,496
=========================================================================================================
                                                                                                1,898,832
=========================================================================================================

DRUG RETAIL--1.74%

Walgreen Co.                                                                   35,000           1,554,700
=========================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.52%

Emerson Electric Co.                                                           20,900           1,357,037
=========================================================================================================

FOREST PRODUCTS--1.30%

Weyerhaeuser Co.                                                               17,000           1,164,500
=========================================================================================================

GENERAL MERCHANDISE STORES--1.28%

Target Corp.                                                                   23,000           1,150,460
=========================================================================================================

HEALTH CARE EQUIPMENT--2.76%

Boston Scientific Corp.                                (a)                     22,200             650,238
---------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                35,800           1,824,010
=========================================================================================================
                                                                                                2,474,248
=========================================================================================================

HOME IMPROVEMENT RETAIL--2.66%

Home Depot, Inc. (The)                                                         32,800           1,254,272
---------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                              19,800           1,130,382
=========================================================================================================
                                                                                                2,384,654
=========================================================================================================

HOUSEHOLD PRODUCTS--1.56%

Procter & Gamble Co. (The)                                                     26,300           1,393,900
=========================================================================================================

HYPERMARKETS & SUPER CENTERS--2.74%

Wal-Mart Stores, Inc.                                                          49,000           2,455,390
=========================================================================================================

INDUSTRIAL CONGLOMERATES--2.96%

General Electric Co.                                                           73,600           2,654,016
=========================================================================================================

INDUSTRIAL GASES--3.33%

Air Products & Chemicals, Inc.                                                 25,000           1,582,250
---------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                  29,300           1,402,298
=========================================================================================================
                                                                                                2,984,548
=========================================================================================================



I-CSTO-QTR-1                          F-2

                                                                                               MARKET
                                                                             SHARES             VALUE
---------------------------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY--4.29%

Eaton Corp.                                                                    22,400     $     1,464,960
---------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                       14,400           1,289,232
---------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                                           13,700           1,091,205
=========================================================================================================
                                                                                                3,845,397
=========================================================================================================

INTEGRATED OIL & GAS--1.04%

Exxon Mobil Corp.                                                              15,600             929,760
=========================================================================================================

INVESTMENT BANKING & BROKERAGE--5.83%

Goldman Sachs Group, Inc. (The)                                                15,900           1,748,841
---------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                      28,300           1,601,780
---------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                 32,700           1,872,075
=========================================================================================================
                                                                                                5,222,696
=========================================================================================================

MOVIES & ENTERTAINMENT--1.52%

Viacom Inc.-Class B                                                            39,000           1,358,370
=========================================================================================================

MULTI-LINE INSURANCE--2.26%

American International Group, Inc.                                             36,600           2,028,006
=========================================================================================================

OIL & GAS DRILLING--1.97%

ENSCO International Inc.                                                       13,600             512,176
---------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)                            (a)                24,300           1,250,478
=========================================================================================================
                                                                                                1,762,654
=========================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.06%

Schlumberger Ltd. (Netherlands)                                                13,500             951,480
=========================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--3.71%

Citigroup Inc.                                                                 51,466           2,312,882
---------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                           29,200           1,010,320
=========================================================================================================
                                                                                                3,323,202
=========================================================================================================

PHARMACEUTICALS--8.76%

Johnson & Johnson                                                              43,100           2,894,596
---------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                              22,900           1,193,090
---------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                   102,580           2,694,777
---------------------------------------------------------------------------------------------------------
Wyeth                                                                          25,300           1,067,154
=========================================================================================================
                                                                                                7,849,617
=========================================================================================================

SEMICONDUCTOR EQUIPMENT--1.15%

Applied Materials, Inc.                                     (a)                63,600           1,033,500
=========================================================================================================



I-CSTO-QTR-1                          F-3

                                                                                               MARKET
                                                                             SHARES             VALUE
---------------------------------------------------------------------------------------------------------
SEMICONDUCTORS--7.63%

Altera Corp.                                                (a)                50,600     $     1,000,868
---------------------------------------------------------------------------------------------------------
Intel Corp.                                                                    81,700           1,897,891
---------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                        32,800           1,256,568
---------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                16,200             662,094
---------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                         79,100           2,016,259
=========================================================================================================
                                                                                                6,833,680
=========================================================================================================

SOFT DRINKS--2.63%

Coca-Cola Co. (The)                                                            32,700           1,362,609
---------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                  18,800             996,964
=========================================================================================================
                                                                                                2,359,573
=========================================================================================================

SPECIALTY STORES--1.81%

Tiffany & Co.                                                                  47,000           1,622,440
=========================================================================================================

SYSTEMS SOFTWARE--3.55%

Microsoft Corp.                                                                87,300           2,110,041
---------------------------------------------------------------------------------------------------------
Symantec Corp.                                              (a)                50,000           1,066,500
=========================================================================================================
                                                                                                3,176,541
=========================================================================================================

THRIFTS & MORTGAGE FINANCE--1.50%

Fannie Mae                                                                     24,700           1,344,915
=========================================================================================================

Total Common Stocks & Other Equity Interests
(Cost $86,298,579)                                                                             88,829,439
=========================================================================================================

MONEY MARKET FUNDS--0.85%

Premier Portfolio-Institutional Class (Cost $758,109)       (c)               758,109             758,109
=========================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $87,056,688)                                            $    89,587,548
_________________________________________________________________________________________________________
=========================================================================================================

     Investment Abbreviations:

     Wts. - Warrants

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  Non-income producing security acquired through a corporate action.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

     See accompanying notes which are an integral part of this schedule.



I-CSTO-QTR-1                          F-4

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.



I-CSTO-QTR-1                          F-5

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     MARKET                                         UNREALIZED       MARKET                        REALIZED
                     VALUE        PURCHASES        PROCEEDS        APPRECIATION      VALUE          DIVIDEND         GAIN
FUND                12/31/04       AT COST        FROM SALES      (DEPRECIATION)    03/31/05         INCOME         (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class*           $         --    $  4,635,741    $ (3,877,632)    $         --    $    758,109    $      2,146    $         --
______________________________________________________________________________________________________________________________
==============================================================================================================================

*On February 25, 2005, the Premier Portfolio investments were transferred from the original share class with no name designation to the newly structured share class designated as Institutional Class.

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $10,673,839 and $13,276,791, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $     7,206,899
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (4,725,390)
================================================================================
Net unrealized appreciation of investment securities            $     2,481,509
________________________________________________________________________________
================================================================================

Cost of investments for tax purposes is $87,106,039


I-CSTO-QTR-1                          F-6

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
           Quarterly Schedule of Portfolio Holdings o March 31, 2005


     YOUR GOALS. OUR SOLUTIONS.        [AIM INVESTMENTS LOGO APPEARS HERE]
      --Registered Trademark--               --Registered Trademark--

AIMinvestments.com              VIDDT-QTR-1 3/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                               MARKET
                                                                              SHARES           VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--95.88%

APPAREL RETAIL--1.55%

Chico's FAS, Inc.                                      (a)                     74,100     $     2,094,066
=========================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.04%

V. F. Corp.                                                                    23,600           1,395,704
=========================================================================================================

APPLICATION SOFTWARE--2.83%

Amdocs Ltd. (United Kingdom)                           (a)                     96,700           2,746,280
---------------------------------------------------------------------------------------------------------
NAVTEQ Corp.                                           (a)                     24,600           1,066,410
=========================================================================================================
                                                                                                3,812,690
=========================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.73%

Legg Mason, Inc.                                                               29,750           2,324,665
=========================================================================================================

BIOTECHNOLOGY--1.50%

Gilead Sciences, Inc.                                  (a)                     56,300           2,015,540
=========================================================================================================

CASINOS & GAMING--1.09%

Las Vegas Sands Corp.                                  (a)                     32,500           1,462,500
=========================================================================================================

COMMUNICATIONS EQUIPMENT--7.12%

Cisco Systems, Inc.                                    (a)                    120,300           2,152,167
---------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                              (a)                     96,700           2,438,774
---------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                 65,000             973,050
---------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                  80,500           2,950,325
---------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)                       (a)                     14,000           1,069,880
=========================================================================================================
                                                                                                9,584,196
=========================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.80%

Best Buy Co., Inc.                                                             19,900           1,074,799
=========================================================================================================

COMPUTER HARDWARE--4.74%

Apple Computer, Inc.                                   (a)                     55,000           2,291,850
---------------------------------------------------------------------------------------------------------
Dell Inc.                                              (a)                    106,500           4,091,730
=========================================================================================================
                                                                                                6,383,580
=========================================================================================================



VIDDT-QTR-1                           F-1

                                                                                               MARKET
                                                                              SHARES           VALUE
---------------------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--2.54%

EMC Corp.                                                   (a)               169,800     $     2,091,936
---------------------------------------------------------------------------------------------------------
Lexmark International, Inc.-Class A                         (a)                16,600           1,327,502
=========================================================================================================
                                                                                                3,419,438
=========================================================================================================

CONSUMER ELECTRONICS--1.02%

Harman International Industries, Inc.                                          15,500           1,371,130
=========================================================================================================

CONSUMER FINANCE--3.03%

American Express Co.                                                           37,200           1,910,964
---------------------------------------------------------------------------------------------------------
SLM Corp.                                                                      43,500           2,168,040
=========================================================================================================
                                                                                                4,079,004
=========================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.94%

Alliance Data Systems Corp.                                 (a)                64,700           2,613,880
=========================================================================================================

DEPARTMENT STORES--2.21%

Kohl's Corp.                                                (a)                13,300             686,679
---------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                41,300           2,287,194
=========================================================================================================
                                                                                                2,973,873
=========================================================================================================

DISTILLERS & VINTNERS--1.16%

Constellation Brands, Inc.-Class A                          (a)                29,500           1,559,665
=========================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.37%

Cendant Corp.                                                                  90,000           1,848,600
=========================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.76%

Amphenol Corp.-Class A                                                         27,600           1,022,304
=========================================================================================================

GENERAL MERCHANDISE STORES--1.34%

Target Corp.                                                                   36,000           1,800,720
=========================================================================================================

HEALTH CARE EQUIPMENT--4.94%

Bard (C.R.), Inc.                                                              28,500           1,940,280
---------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.                        (a)                29,000           1,650,680
---------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                                      (a)                24,500           1,461,425
---------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                (a)                46,700           1,600,876
=========================================================================================================
                                                                                                6,653,261
=========================================================================================================



VIDDT-QTR-1                         F-2

                                                                                               MARKET
                                                                              SHARES           VALUE
---------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES--4.17%

Caremark Rx, Inc.                                           (a)                35,400     $     1,408,212
---------------------------------------------------------------------------------------------------------
DaVita, Inc.                                                (a)                59,550           2,492,168
---------------------------------------------------------------------------------------------------------
Quest Diagnostics Inc.                                                         16,300           1,713,619
=========================================================================================================
                                                                                                5,613,999
=========================================================================================================

HEALTH CARE SUPPLIES--1.84%

Alcon, Inc. (Switzerland)                                                      27,800           2,482,262
=========================================================================================================

HOTELS, RESORTS & CRUISE LINES--2.45%

Carnival Corp. (Panama)                                                        25,500           1,321,155
---------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                            88,800           1,984,680
=========================================================================================================
                                                                                                3,305,835
=========================================================================================================

HYPERMARKETS & SUPER CENTERS--1.55%

Costco Wholesale Corp.                                                         47,400           2,094,132
=========================================================================================================

INTERNET RETAIL--1.13%

eBay Inc.                                                   (a)                40,800           1,520,208
=========================================================================================================

INTERNET SOFTWARE & SERVICES--4.98%

Google Inc.-Class  A                                        (a)                13,000           2,346,630
---------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                              (a)                56,300           1,615,810
---------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                                 (a)                81,000           2,745,900
=========================================================================================================
                                                                                                6,708,340
=========================================================================================================

INVESTMENT BANKING & BROKERAGE--3.92%

Goldman Sachs Group, Inc. (The)                                                34,200           3,761,658
---------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                  16,100           1,515,976
=========================================================================================================
                                                                                                5,277,634
=========================================================================================================

IT CONSULTING & OTHER SERVICES--0.75%

Accenture Ltd.-Class A (Bermuda)                            (a)                42,000           1,014,300
=========================================================================================================

MANAGED HEALTH CARE--3.71%

Aetna Inc.                                                                     48,300           3,620,085
---------------------------------------------------------------------------------------------------------
Humana Inc.                                                 (a)                43,000           1,373,420
=========================================================================================================
                                                                                                4,993,505
=========================================================================================================

MOTORCYCLE MANUFACTURERS--1.00%

Harley-Davidson, Inc.                                                          23,300           1,345,808
=========================================================================================================



VIDDT-QTR-1                           F-3

                                                                                               MARKET
                                                                              SHARES           VALUE
---------------------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--2.21%

Pixar                                                       (a)                 8,000     $       780,400
---------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                          76,200           2,189,226
=========================================================================================================
                                                                                                2,969,626
=========================================================================================================

PERSONAL PRODUCTS--1.82%

Estee Lauder Cos. Inc. (The)-Class A                                           24,000           1,079,520
---------------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                             27,200           1,373,056
=========================================================================================================
                                                                                                2,452,576
=========================================================================================================

PHARMACEUTICALS--5.09%

Johnson & Johnson                                                              52,000           3,492,320
---------------------------------------------------------------------------------------------------------
Sepracor Inc.                                               (a)                25,800           1,481,178
---------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)                           54,700           1,875,116
=========================================================================================================
                                                                                                6,848,614
=========================================================================================================

PROPERTY & CASUALTY INSURANCE--1.48%

Allstate Corp. (The)                                                           36,900           1,994,814
=========================================================================================================

RESTAURANTS--2.42%

Starbucks Corp.                                             (a)                22,500           1,162,350
---------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                              40,500           2,098,305
=========================================================================================================
                                                                                                3,260,655
=========================================================================================================

SEMICONDUCTOR EQUIPMENT--0.96%

Novellus Systems, Inc.                                      (a)                48,500           1,296,405
=========================================================================================================

SEMICONDUCTORS--4.73%

Analog Devices, Inc.                                                           62,600           2,262,364
---------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                      76,200           1,981,962
---------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                  103,000           2,122,830
=========================================================================================================
                                                                                                6,367,156
=========================================================================================================

SPECIALIZED FINANCE--1.30%

Chicago Mercantile Exchange Holdings Inc.                                       9,000           1,746,270
=========================================================================================================

SPECIALTY CHEMICALS--0.80%

Ecolab Inc.                                                                    32,600           1,077,430
=========================================================================================================

SPECIALTY STORES--1.20%

Tiffany & Co.                                                                  46,800           1,615,536
=========================================================================================================



VIDDT-QTR-1                           F-4

                                                                                               MARKET
                                                                              SHARES           VALUE
---------------------------------------------------------------------------------------------------------
SYSTEMS SOFTWARE--5.66%

McAfee Inc.                                                 (a)                57,800     $     1,303,968
---------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                26,900             650,173
---------------------------------------------------------------------------------------------------------
Oracle Corp.                                                (a)               211,900           2,644,512
---------------------------------------------------------------------------------------------------------
VERITAS Software Corp.                                      (a)               130,000           3,018,600
=========================================================================================================
                                                                                                7,617,253
=========================================================================================================

Total Common Stocks & Other Equity Interests
(Cost $110,964,036)                                                                           129,091,973
=========================================================================================================

MONEY MARKET FUNDS--4.12%

Liquid Assets Portfolio-Institutional Class                 (b)             2,776,008           2,776,008
---------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                    (b)             2,776,008           2,776,008
=========================================================================================================

Total Money Market Funds (Cost $5,552,016)                                                      5,552,016
=========================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $116,516,052)                                           $   134,643,989
_________________________________________________________________________________________________________
=========================================================================================================


     Investment Abbreviations:

     ADR                    American Depositary Receipt

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

     See accompanying notes which are an integral part of this schedule.



VIDDT-QTR-1                           F-5

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.



VIDDT-QTR-1                          F-6

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                   UNREALIZED
                 MARKET VALUE     PURCHASES      PROCEEDS FROM     APPRECIATION   MARKET VALUE      DIVIDEND       REALIZED
FUND               12/31/04        AT COST           SALES        (DEPRECIATION)   03/31/05          INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class            $  2,563,954    $  9,469,175    $ (9,257,121)    $         --    $  2,776,008    $     12,562    $         --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class               2,563,954       9,469,175      (9,257,121)              --       2,776,008          12,879              --
==============================================================================================================================
   Total         $  5,127,908    $ 18,938,350    $(18,514,242)    $         --    $  5,552,016    $     25,441    $         --
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $36,554,390 and $41,494,289, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $    19,027,903
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (1,736,943)
=================================================================================
Net unrealized appreciation of investment securities             $    17,290,960
_________________________________________________________________________________
=================================================================================

Cost of investments for tax purposes is $117,353,029

VIDDT-QTR-1                           F-7

                        AIM V.I. DIVERSIFIED INCOME FUND
           Quarterly Schedule of Portfolio Holdings o March 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             VIDIN-QTR-1 3/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)


                                                                                                           PRINCIPAL      MARKET
                                                                                                            AMOUNT         VALUE

------------------------------------------------------------------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES--73.23%

ADVERTISING--0.22%
Interpublic Group of Cos., Inc. (The), Sr. Unsec.
Notes, 7.88%, 10/15/05                                                           (a)                       $139,000      $141,237
====================================================================================================================================

AEROSPACE & DEFENSE--0.95%
Lockheed Martin Corp.-Series A, Medium Term Notes, 8.66%, 11/30/06               (a)                        300,000       321,366
------------------------------------------------------------------------------------------------------------------------------------
Systems 2001 Asset Trust LLC-(Cayman Islands), Pass Through Ctfs.,
6.66%, 09/15/13 (Acquired 02/09/05; Cost $288,742)                               (a)(b)(c)(d)               260,163       280,435
====================================================================================================================================
                                                                                                                          601,801
====================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.42%
Bank of New York Institutional Capital Trust-Series A, Bonds, 7.78%,
12/01/26 (Acquired 06/12/03; Cost $298,178)                                      (a)(b)                     250,000       266,065
====================================================================================================================================

AUTO PARTS & EQUIPMENT--0.27%
Lear Corp.-Series B, Sr. Unsec. Gtd Notes,  7.96%, 05/15/05                      (a)                        171,000       172,305
====================================================================================================================================

BROADCASTING & CABLE TV--3.58%
Adelphia Communications Corp., Sr. Unsec. Notes, 10.88%, 10/01/10                (a)(e)                     350,000       315,875
------------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp.-New York Group, Sr. Floating Rate Notes,
6.67%, 04/01/09 (Acquired 03/30/04; Cost $125,000)                               (a)(b)(f)                  125,000       133,125
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter Communications Operating
Capital Corp., Sr. Second Lien Notes, 8.00%, 04/30/12
(Acquired 05/11/04; Cost $154,000)                                               (a)(b)                     160,000       160,000
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%, 07/15/12                                   (a)                        150,000       194,274
------------------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec. Deb., 9.50%, 08/01/13                  (a)                        500,000       533,325
------------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes, 6.88%, 06/15/05                          (a)                        100,000       100,724
------------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Gtd. Notes,  6.38%, 05/15/05                         (a)                        100,000       100,337
------------------------------------------------------------------------------------------------------------------------------------


VIDIN-QTR-1                            F-1

                                                                                                           PRINCIPAL      MARKET
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)
Cox Radio, Inc.,
Sr. Unsec. Notes,  6.63%, 02/15/06                                               (a)                     $  125,000    $  127,581
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec. Notes, 7.88%, 12/15/07                             (a)                        155,000       161,587
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24                    (a)                        390,000       449,167
====================================================================================================================================
                                                                                                                        2,275,995
====================================================================================================================================

BUILDING PRODUCTS--0.32%
Building Materials Corp. of America-Series B, Sr.                                (a)                        200,000       202,000
Unsec. Notes, 7.75%, 07/15/05
====================================================================================================================================

COMMODITY CHEMICALS--0.20%
Equistar Chemicals L.P./Equistar Funding Corp., Sr.
Unsec. Gtd. Global Notes, 10.13%, 09/01/08                                       (a)                        115,000       127,075
====================================================================================================================================

CONSUMER FINANCE--11.65%
Associates Corp. of North America, Sr. Global Deb., 6.95%, 11/01/18              (a)                        150,000       171,765
------------------------------------------------------------------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate Bonds, 4.29%,
02/01/27 (Acquired 09/15/04-09/16/04; Cost $279,609)                             (a)(b)(c)(g)               275,000       275,984
------------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.,
Sr. Unsec. Notes, 7.25%, 05/01/06                                                (a)                        465,000       480,554
------------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Notes, 8.75%, 02/01/07                                                (a)                        225,000       242,032
------------------------------------------------------------------------------------------------------------------------------------
Unsec. Notes, 7.13%, 08/01/08                                                    (a)                        250,000       267,212
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.,
Global Notes, 7.00%, 10/01/13                                                    (a)                        325,000       315,559
------------------------------------------------------------------------------------------------------------------------------------
Global Notes, 7.60%, 08/01/05                                                    (a)                        575,000       580,135
------------------------------------------------------------------------------------------------------------------------------------
Notes, 6.75%, 05/15/05                                                           (a)                        100,000       100,239
------------------------------------------------------------------------------------------------------------------------------------
Unsec. Global Notes, 6.50%, 01/25/07                                             (a)                        750,000       758,955
------------------------------------------------------------------------------------------------------------------------------------
Unsec. Global Notes,6.88%, 02/01/06                                              (a)                        960,000       974,477
------------------------------------------------------------------------------------------------------------------------------------
Medium Term Notes, 7.75%, 02/15/07                                               (a)                        125,000       128,721
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.,
Floating Rate Medium Term Notes, 3.70%, 05/18/06                                 (a)(g)                      10,000         9,827
------------------------------------------------------------------------------------------------------------------------------------
Global Notes, 4.50%, 07/15/06                                                    (a)(h)                     200,000       196,098
------------------------------------------------------------------------------------------------------------------------------------
Global Notes, 6.75%, 12/01/14                                                    (a)                        325,000       280,995
------------------------------------------------------------------------------------------------------------------------------------
Global Notes, 7.50%, 07/15/05                                                    (a)                        250,000       251,867
------------------------------------------------------------------------------------------------------------------------------------
Global Notes, 6.13%, 09/15/06                                                    (a)                        610,000       608,036
------------------------------------------------------------------------------------------------------------------------------------
Medium Term Notes, 5.25%, 05/16/05                                               (a)                         50,000        50,059
------------------------------------------------------------------------------------------------------------------------------------
Unsec. Unsub. Global Notes, 6.75%, 01/15/06                                      (a)(h)                   1,710,000     1,720,226
====================================================================================================================================
                                                                                                                        7,412,741
====================================================================================================================================


VIDIN-QTR-1                            F-2

                                                                                                           PRINCIPAL      MARKET
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
DISTILLERS & VINTNERS--0.29%
Constellation Brands, Inc.-Series B, Sr. Unsec. Gtd.
Sub. Notes, 8.13%, 01/15/12                                                      (a)                     $  170,000    $  181,900
====================================================================================================================================

DIVERSIFIED BANKS--6.52%
AB Spintab (Sweden), Bonds, 7.50%  (Acquired 02/12/04; Cost $334,806)            (a)(b)(i)                  300,000       313,235
------------------------------------------------------------------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub. Yankee Notes, 7.35%,                   (a)(i)                     250,000       262,655
------------------------------------------------------------------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
(Acquired 03/05/03; Cost $66,543)                                                (a)(b)(c)                   60,000        60,979
------------------------------------------------------------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C. (Mexico), Notes,
3.88%, 01/21/09 (Acquired 02/25/04; Cost $245,938)                               (a)(b)(c)                  250,000       236,815
------------------------------------------------------------------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating Rate Trust Pfd.
Notes, 3.56%, 06/08/28                                                           (a)(g)                     300,000       290,349
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds, 8.55%
(Acquired 11/05/03; Cost $430,724)                                               (a)(b)(i)                  350,000       413,241
------------------------------------------------------------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%, 06/01/27
(Acquired 05/22/03; Cost $632,715)                                               (a)(b)(c)                  500,000       569,720
------------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela), Unsec.
Global Notes, 6.88%, 03/15/12                                                    (a)                        175,000       193,139
------------------------------------------------------------------------------------------------------------------------------------
Danske Bank A/S (Denmark), First Tier Bonds, 5.91%
(Acquired 06/07/04; Cost $195,000)                                               (a)(b)(i)                  195,000       201,486
------------------------------------------------------------------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes, 8.23%, 02/01/27                        (a)                        260,000       283,582
------------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb., 10.00%, 10/01/06                          (a)                        200,000       216,540
------------------------------------------------------------------------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom), Gtd.
Bonds, 4.61%  (Acquired 11/05/03; Cost $186,504)                                 (a)(b)(i)                  200,000       189,498
------------------------------------------------------------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1, Unsec. Sub.
Floating Rate Euro Notes, 2.96%                                                  (a)(f)(i)                  180,000       158,251
------------------------------------------------------------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating Rate Euro
Deb., 3.31%, 08/29/87                                                            (a)(f)                     200,000       161,912
------------------------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC (United Kingdom)-Series
B, Unsec. Sub. Floating Rate Euro Notes, 3.31%                                   (a)(f)(i)                  280,000       250,785
------------------------------------------------------------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb., 8.25%, 11/01/24                        (a)                        140,000       181,674
------------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71%                                                (a)(i)                     175,000       166,381
====================================================================================================================================
                                                                                                                        4,150,242
====================================================================================================================================

DIVERSIFIED CAPITAL MARKETS--0.69%
UBS Preferred Funding Trust I, Gtd. Global Bonds, 8.62%,                         (a)(i)                     375,000       441,341
====================================================================================================================================

ELECTRIC UTILITIES--2.52%
AmerenEnergy Generating Co.-Series C, Sr. Unsec.
Global Notes, 7.75%, 11/01/05                                                    (a)                        100,000       102,255
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., Unsec. Deb.,
6.50%, 02/01/08                                                                  (a)                        600,000       631,224
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series A, Unsec.
Deb.,  7.75%, 06/01/26                                                           (a)                        300,000       312,150
------------------------------------------------------------------------------------------------------------------------------------


VIDIN-QTR-1                            F-3

                                                                                                           PRINCIPAL      MARKET
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)
Dynegy Holdings Inc., Sr. Sec. Gtd. Second Priority
Notes, 10.13%, 07/15/13 (Acquired 08/01/03; Cost $143,865)                       (a)(b)                  $  145,000    $  159,500
------------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage Floating
Rate Notes, 3.26%, 04/03/06                                                      (a)(g)                      13,000        13,037
------------------------------------------------------------------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-Series B,
Sr. Unsec. Gtd. Unsub. Global Notes, 6.50%, 02/25/08                             (a)                        375,000       387,814
====================================================================================================================================
                                                                                                                        1,605,980
====================================================================================================================================

FOOD RETAIL--0.26%
Couche-Tard U.S. L.P./Couche-Tard Finance Corp.,
Sr. Sub. Global Notes, 7.50%, 12/15/13                                           (a)                        160,000       168,400
====================================================================================================================================

GAS UTILITIES--0.96%
Columbia Energy Group-Series C, Notes, 6.80%, 11/28/05                           (a)                        500,000       508,890
------------------------------------------------------------------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term
Notes, 7.68%, 04/15/05                                                           (a)                        100,000       100,122
====================================================================================================================================
                                                                                                                          609,012
====================================================================================================================================

GENERAL MERCHANDISE STORES--0.13%
Pantry, Inc. (The), Sr. Sub. Global Notes, 7.75%, 02/15/14                       (a)                         80,000        81,600
====================================================================================================================================

GOLD--0.47%
Newmont Mining Corp., Notes, 5.88%, 04/01/35                                     (a)                        300,000       297,333
====================================================================================================================================

HEALTH CARE EQUIPMENT--0.11%
Fisher Scientific International Inc., Sr. Unsec. Sub.
Global Notes, 8.13%, 05/01/12                                                    (a)                         65,000        70,525
====================================================================================================================================

HEALTH CARE FACILITIES--1.65%
HCA, Inc.,
Notes, 7.00%, 07/01/07                                                           (a)                        450,000       471,658
------------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Sr. Sub. Notes, 6.91%, 06/15/05                                       (a)                        575,000       578,473
====================================================================================================================================
                                                                                                                        1,050,131
====================================================================================================================================

HOMEBUILDING--2.55%
D.R. Horton, Inc.,
Sr. Unsec. Gtd. Notes, 8.00%, 02/01/09                                           (a)                        200,000       216,500
------------------------------------------------------------------------------------------------------------------------------------
Sr. Unsec. Notes, 7.88%, 08/15/11                                                (a)                        400,000       437,000
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global Notes, 9.95%, 05/01/10             (a)                        490,000       516,729
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%, 10/24/05                            (a)                        100,000       101,783
------------------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub. Notes, 9.75%, 09/01/10               (a)                        175,000       187,528
------------------------------------------------------------------------------------------------------------------------------------


VIDIN-QTR-1                            F-4

                                                                                                           PRINCIPAL      MARKET
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
HOMEBUILDING-(CONTINUED)
WCI Communities, Inc., Sr. Unsec. Gtd. Sub. Global
Notes, 9.13%, 05/01/12                                                           (a)                     $  155,000    $  166,237
====================================================================================================================================
                                                                                                                        1,625,777
====================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.29%
Intrawest Corp. (Canada), Sr. Unsec. Global Notes, 7.50%, 10/15/13               (a)                        180,000       183,150
====================================================================================================================================

HOUSEWARES & SPECIALTIES--1.15%
American Greetings Corp., Unsec. Putable Deb., 6.10%, 08/01/08                   (a)                        690,000       733,642
====================================================================================================================================

INDUSTRIAL CONGLOMERATES--0.12%
URC Holdings Corp., Sr. Notes, 7.88%, 06/30/06
(Acquired 10/08/03; Cost $84,920)                                                (a)(b)(c)                   75,000        78,273
====================================================================================================================================

INTEGRATED OIL & GAS--2.89%
Amerada Hess Corp., Unsec. Notes, 7.13%, 03/15/33                                (a)                        540,000       601,231
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28                                     (a)                        300,000       321,534
------------------------------------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
Sr. Unsec. Yankee Notes,  7.13%, 11/15/06                                        (a)                        300,000       312,396
------------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds, 8.90%, 08/15/28                                                    (a)                        540,000       603,450
====================================================================================================================================
                                                                                                                        1,838,611
====================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--3.74%
France Telecom S.A. (France), Sr. Unsec.
Global Notes, 8.75%, 03/01/31                                                    (a)                        260,000       345,155
------------------------------------------------------------------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
Unsec. Deb., 7.00%, 02/01/06                                                     (a)                        100,000       101,866
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International Inc., Sr. Notes, 7.50%,
02/15/11 (Acquired 03/11/04-03/22/04; Cost $191,000)                             (a)(b)                     200,000       196,500
------------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 01/30/06              (a)                        150,000       153,700
------------------------------------------------------------------------------------------------------------------------------------
Sprint Corp., Deb., 9.25%, 04/15/22                                              (a)                        180,000       235,100
------------------------------------------------------------------------------------------------------------------------------------
Verizon California Inc.-Series F, Unsec. Deb.,  6.75%, 05/15/27                  (a)                        300,000       317,439
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb., 8.75%, 11/01/21                        (a)                        400,000       517,224
------------------------------------------------------------------------------------------------------------------------------------
Unsec. Gtd. Deb., 6.94%, 04/15/28                                                (a)                        150,000       164,669
------------------------------------------------------------------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec. Deb., 6.13%, 01/15/13                  (a)                        175,000       183,269
------------------------------------------------------------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global Deb., 4.63%, 03/15/13              (a)                        175,000       167,185
====================================================================================================================================
                                                                                                                        2,382,107
====================================================================================================================================


VIDIN-QTR-1                            F-5

                                                                                                           PRINCIPAL      MARKET
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--0.16%
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%, 05/15/05                            (a)                     $  100,000    $  100,846
====================================================================================================================================

LIFE & HEALTH INSURANCE--1.32%
Americo Life Inc., Notes, 7.88%, 05/01/13
(Acquired 04/25/03; Cost $93,875)                                                (a)(b)                      95,000        98,640
------------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds, 7.25%, 12/18/23
(Acquired 01/22/04-01/29/04; Cost $588,417)                                      (a)(b)(d)                  500,000       584,235
------------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes, 8.00%, 10/30/06                         (a)                        150,000       159,075
====================================================================================================================================
                                                                                                                          841,950
====================================================================================================================================

METAL & GLASS CONTAINERS--0.39%
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd.
Global Notes, 8.25%, 05/15/13                                                    (a)                        235,000       250,863
====================================================================================================================================

MOVIES & ENTERTAINMENT--0.29%
Time Warner Entertainment Co. L.P., Sr. Unsec. Deb., 8.38%, 03/15/23             (a)                        150,000       183,464
====================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.54%
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19                        (a)                        168,551       189,620
------------------------------------------------------------------------------------------------------------------------------------
Calpine Generating Co. LLC, Sec. Floating Rate
Global Notes, 8.44%, 04/01/10                                                    (a)(g)                     155,000       151,900
====================================================================================================================================
                                                                                                                          341,520
====================================================================================================================================

MUNICIPALITIES--4.12%
Dallas (City of), Texas; Limited Taxable Pension Series 2005 A GO,
4.61%, 02/15/14                                                                  (a)                         75,000        73,606
------------------------------------------------------------------------------------------------------------------------------------
5.20%, 02/15/35                                                                  (a)                        125,000       122,656
------------------------------------------------------------------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public Improvement
Bond Bank; Taxable Series 2005 A RB,
4.87%, 07/15/16                                                                  (a)                        100,000        97,871
------------------------------------------------------------------------------------------------------------------------------------
5.22%, 07/15/20                                                                  (a)                        125,000       123,438
------------------------------------------------------------------------------------------------------------------------------------
5.28%, 01/15/22                                                                  (a)                        100,000        98,678
------------------------------------------------------------------------------------------------------------------------------------
Industry (City of), California Urban Development Agency
(Project 3); Taxable Allocation Series 2003
RB, 6.10%, 05/01/24                                                              (a)(d)(j)                  650,000       668,883
------------------------------------------------------------------------------------------------------------------------------------
Louisiana (State of); Refunding Unlimited Tax Series
2005 A GO, 5.00%, 08/01/14                                                       (a)(d)                     300,000       326,301
------------------------------------------------------------------------------------------------------------------------------------
Michigan (State of), Western Michigan State University;
Series 2005 RB, 4.41%, 11/15/14                                                  (a)(d)                     100,000        99,179
------------------------------------------------------------------------------------------------------------------------------------


VINDIN-QTR-1                           F-6

                                                                                                           PRINCIPAL      MARKET
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPALITIES-(CONTINUED)
New Hampshire (State of); Unlimited Taxable Series
2005 B GO, 4.65%, 05/15/15                                                       (a)(d)                  $  125,000    $  122,916
------------------------------------------------------------------------------------------------------------------------------------
New Jersey (State of) Economic Development Authority
(School Facilities Construction); Refunding Series 2005
K RB, 5.25%, 12/15/14                                                            (a)(d)                      50,000        54,937
------------------------------------------------------------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement Corp.;
Taxable Rental Car Facility Series 2004 RB,
3.69%, 07/01/07                                                                  (a)(d)                     225,000       222,325
------------------------------------------------------------------------------------------------------------------------------------
4.21%, 07/01/08                                                                  (a)(d)                     300,000       298,500
------------------------------------------------------------------------------------------------------------------------------------
Sacramento (County of), California; Taxable Pension
Funding Series 2004 C-1 RB, 5.45%, 07/10/30                                      (a)(d)(k)                  225,000       213,617
------------------------------------------------------------------------------------------------------------------------------------
Western Michigan State University; Series 2005 RB, 5.25%, 11/15/24               (a)(d)                     100,000        99,369
====================================================================================================================================
                                                                                                                        2,622,276
====================================================================================================================================

OFFICE ELECTRONICS--0.33%
Xerox Corp., Sr. Unsec. Notes, 7.63%, 06/15/13                                   (a)                        200,000       210,000
====================================================================================================================================

OIL & GAS DRILLING--0.16%
R&B Falcon Corp.-Series B, Sr. Unsec. Notes, 6.75%, 04/15/05                     (a)                        100,000       100,142
====================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.32%
Newfield Exploration Co., Sr. Unsec. Unsub. Notes, 7.63%, 03/01/11               (a)                        320,000       350,400
------------------------------------------------------------------------------------------------------------------------------------
Parker & Parsley Petroleum Co., Sr. Unsec. Notes, 8.88%, 04/15/05                (a)                        200,000       200,400
------------------------------------------------------------------------------------------------------------------------------------
Petrozuata Finance, Ltd., (Venezuela)-Series A, Gtd. Notes
7.63%, 04/01/09 (Acquired 10/13/04; Cost $315,114)                               (a)(b)(c)                  297,278       292,075
====================================================================================================================================
                                                                                                                          842,875
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--7.35%
ING Capital Funding Trust III, Gtd. Global Bonds, 8.44%,                         (a)(i)                     250,000       293,855
------------------------------------------------------------------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds, 9.87%,
(Acquired 06/16/04; Cost $452,500)                                               (a)(b)(i)                  400,000       451,136
------------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
Sr. Unsec. Global Notes, 8.02%, 05/15/07                                         (a)                        285,000       297,292
------------------------------------------------------------------------------------------------------------------------------------
Series 1999-2, Class A1, Global Bonds, 9.69%, 08/15/09                           (a)                        270,000       297,945
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, Unsec. Gtd. Unsub. Global Notes,
7.38%, 12/15/14                                                                  (a)                        325,000       348,400
------------------------------------------------------------------------------------------------------------------------------------
8.63%, 02/01/22                                                                  (a)                        675,000       769,568
------------------------------------------------------------------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr. Notes, 4.13%,
03/12/09 (Acquired 03/04/04; Cost $399,732)                                      (a)(b)(c)                  400,000       382,448
------------------------------------------------------------------------------------------------------------------------------------


VIDIN-QTR-1                           F-7

                                                                                                           PRINCIPAL      MARKET
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
Regional Diversified Funding (Cayman Islands),
Sr. Floating Rate Notes, 5.46%, 01/25/36
(Acquired 03/21/05; Cost $500,000)                                               (b)(c)(g)               $  500,000    $  500,000
------------------------------------------------------------------------------------------------------------------------------------
Sr. Notes, 9.25%, 03/15/30 (Acquired 01/10/03-09/22/04; Cost $525,327)           (a)(b)(c)                  453,889       535,362
------------------------------------------------------------------------------------------------------------------------------------
Toll Road Investors Partnership II, LP-Series A, Bonds, 5.46%,
02/15/45 (Acquired 03/11/05-03/31/05; Cost $526,164)                             (b)(c)(d)(l)             4,500,000       528,047
------------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub. Second Tier
Euro Bonds, 8.75%,                                                               (a)(i)                     250,000       272,419
====================================================================================================================================
                                                                                                                        4,676,472
====================================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.04%
Executive Risk Capital Trust-Series B, Gtd. Bonds, 8.68%, 02/01/27               (a)                        125,000       137,921
------------------------------------------------------------------------------------------------------------------------------------
First American Capital Trust I, Gtd. Notes, 8.50%, 04/15/12                      (a)                        700,000       780,906
------------------------------------------------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub. Deb., 5.15%,
08/15/33 (Acquired 01/21/04-03/23/04; Cost $392,074)                             (a)(b)(c)                  375,000       376,695
====================================================================================================================================
                                                                                                                        1,295,522
====================================================================================================================================

REAL ESTATE--0.70%
Health Care Property Investors, Inc., Sr. Unsec. Notes, 6.88%, 06/08/05          (a)                        100,000       100,780
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott L.P.-Series I, Unsec. Gtd. Global Notes, 9.50%, 01/15/07           (a)                        325,000       346,125
====================================================================================================================================
                                                                                                                          446,905
====================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.53%
Southern Investments UK PLC (United Kingdom), Sr. Unsec.
Unsub. Yankee Notes, 6.80%, 12/01/06                                             (a)                        325,000       336,060
====================================================================================================================================

REGIONAL BANKS--3.11%
Cullen/Frost Capital Trust I, Unsec. Sub. Floating Rate Notes, 4.46%, 03/01/34   (a)(g)                     600,000       622,530
------------------------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes, 5.25%, 03/31/08                         (a)                        350,000       346,591
------------------------------------------------------------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust Pfd. Notes, 3.48%, 06/01/28        (a)(g)                     100,000        96,025
------------------------------------------------------------------------------------------------------------------------------------
Santander Financial Issuances (Cayman Islands), Sec. Sub.
Floating Rate Euro Notes, 3.25%,                                                 (a)(f)(i)                  750,000       742,502
------------------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%, 06/15/14                                 (a)                        175,000       173,950
====================================================================================================================================
                                                                                                                        1,981,598
====================================================================================================================================

REINSURANCE--0.54%
GE Global Insurance Holding Corp.,
Unsec. Notes, 7.00%, 02/15/26                                                    (a)                        125,000       135,501
------------------------------------------------------------------------------------------------------------------------------------
Unsec. Notes, 7.75%, 06/15/30                                                    (a)                        175,000       207,016
====================================================================================================================================
                                                                                                                          342,517
====================================================================================================================================


VIDIN-QTR-1                            F-8

                                                                                                           PRINCIPAL      MARKET
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS--0.36%
McDonald's Corp., Unsec. Deb., 7.05%, 11/15/25                                   (a)                     $  220,000    $  231,026
====================================================================================================================================

SOVEREIGN DEBT--3.51%
Federative Republic of Brazil (Brazil)-Series EI-L,
Floating Rate Bonds, 3.06%, 04/15/06                                             (a)(f)                     192,000       191,961
------------------------------------------------------------------------------------------------------------------------------------
Russian Federation (Russia),
Unsec. Unsub. Bonds,
7.50%, 03/31/30 (Acquired 05/18/04; Cost $360,250)                               (a)(b)(m)                  400,000       411,840
------------------------------------------------------------------------------------------------------------------------------------
8.75%, 07/24/05 (Acquired 09/10/04; Cost $52,475)                                (a)(b)                      50,000        50,750
------------------------------------------------------------------------------------------------------------------------------------
Unsec. Unsub. Euro Bonds, 8.75%, 07/24/05
(Acquired 05/14/04; Cost $554,663)                                               (a)(b)                     525,000       533,715
------------------------------------------------------------------------------------------------------------------------------------
Unsec. Unsub. Euro Bonds-REGS,  10.00%, 06/26/07
(Acquired 05/14/04; Cost $364,406)                                               (a)(b)                     325,000       358,248
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States (Mexico)-Series A, Medium Term Global Notes,
6.63%, 03/03/15                                                                  (a)                        150,000       156,300
------------------------------------------------------------------------------------------------------------------------------------
7.50%, 04/08/33                                                                  (a)                        500,000       531,825
====================================================================================================================================
                                                                                                                        2,234,639
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.49%
Greenpoint Capital Trust I, Gtd. Sub. Notes, 9.10%, 06/01/27                     (a)                        275,000       311,157
====================================================================================================================================

TOBACCO--0.97%
Altria Group, Inc.,
Unsec. Global Notes, 7.00%, 07/15/05                                             (a)                        500,000       504,770
------------------------------------------------------------------------------------------------------------------------------------
Unsec. Notes, 6.38%, 02/01/06                                                    (a)                        110,000       111,915
====================================================================================================================================
                                                                                                                          616,685
====================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--1.01%
Western Power Distribution Holdings Ltd. (United Kingdom) ,
Unsec. Unsub. Notes, 7.38%, 12/15/28
(Acquired 01/25/05-03/03/05; Cost $652,313)                                      (a)(b)                     575,000       639,751
------------------------------------------------------------------------------------------------------------------------------------

TRUCKING--1.44%
Hertz Corp. (The), Sr. Global Notes, 8.25%, 06/01/05                             (a)                        200,000       201,500
------------------------------------------------------------------------------------------------------------------------------------
Roadway Corp., Sr. Unsec. Gtd. Global Notes, 8.25%, 12/01/08                     (a)                        650,000       711,848
====================================================================================================================================
                                                                                                                          913,348
====================================================================================================================================


VIDIN-QTR-1                           F-9

                                                                                                           PRINCIPAL      MARKET
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.60%
AT&T Wireless Services Inc., Sr. Unsec. Unsub.
Global Notes, 6.88%, 04/18/05                                                    (a)                     $   40,000   $    40,052
------------------------------------------------------------------------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.63%, 07/15/10          (a)                        320,000       343,398
====================================================================================================================================
                                                                                                                          383,450
====================================================================================================================================

Total U.S. Dollar Denominated Bonds & Notes (Cost $46,860,812)                                                         46,600,309
====================================================================================================================================

NON-U.S. DOLLAR DENOMINATED BONDS & NOTES--6.67%    (N)

AUSTRALIA--1.41%
New South Wales Treasury Corp. (Sovereign Debt), Gtd.
Euro Bonds, 5.50%, 08/01/14                                                      (a)               AUD    1,200,000       899,844
====================================================================================================================================

CANADA--0.55%
Government of Canada (Sovereign Debt), Gtd. Bonds,  8.00%, 06/01/23              (a)               CAD      300,000       347,815
====================================================================================================================================

CAYMAN ISLANDS--0.71%
Sutton Bridge Financing Ltd. (Electric Utilities)-REGS, Gtd.
Euro Bonds, 8.63%, 06/30/22
(Acquired 05/29/97; Cost $333,989)                                               (a)(b)(c)         GBP      207,168       450,389
====================================================================================================================================

ITALY--1.50%
Buoni Poliennali Del Tesoro (Sovereign Debt), Euro Bonds, 4.50%, 02/01/20        (a)               EUR      275,000       376,343
------------------------------------------------------------------------------------------------------------------------------------
Italian Government (Sovereign Debt), Unsec. Unsub.
Global Bonds, 5.88%, 08/14/08                                                    (a)               AUD      750,000       576,850
====================================================================================================================================
                                                                                                                          953,193
====================================================================================================================================

LUXEMBOURG--1.44%
International Bank for Reconstruction & Development (The)
(Diversified Banks)-Series E, Sr. Unsec. Medium Term
Global Notes, 6.43%, 08/20/07                                                    (a)(l)            NZD    1,500,000       913,393
====================================================================================================================================

UNITED KINGDOM--1.06%
United Kingdom (Treasury of) (Sovereign Debt), Bonds, 5.00%, 09/07/14            (a)               GBP      350,000       677,614
====================================================================================================================================

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,933,267)                                                       4,242,248
====================================================================================================================================


VIDIN-QTR-1                           F-10

                                                                                                           PRINCIPAL      MARKET
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.71%

MULTI-SECTOR HOLDINGS--0.31%
Longport Funding Ltd. (Cayman Islands) -Series 2005-2A-A1J,
Floating Rate Bonds, 3.62%, 02/03/40
(Acquired 03/31/05; Cost $200,000)                                               (b)(c)(g)               $  200,000    $  200,000
------------------------------------------------------------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.94%
Citicorp Lease-Series 1999-1, Class A2, Pass Through Ctfs., 8.04%,               (a)(b)                     500,000       595,293
12/15/19 (Acquired 06/01/00-08/20/02; Cost $511,034)
------------------------------------------------------------------------------------------------------------------------------------
Patrons' Legacy-
Series 2003-III, Ctfs., 5.65%, 01/17/17
(Acquired 11/04/04; Cost $512,705)                                               (b)(c)                     500,000       502,050
------------------------------------------------------------------------------------------------------------------------------------
Series 2004-I, Ctfs., 6.67%, 02/04/17 (Acquired 04/30/04; Cost $1,000,000)       (b)(c)                   1,000,000     1,005,900
------------------------------------------------------------------------------------------------------------------------------------
Twin Reefs Pass Through Trust, Floating Rate Pass Through Ctfs.,
3.77%,  (Acquired 12/07/04; Cost $400,000)                                       (a)(b)(c)(i)(o)            400,000       402,323
====================================================================================================================================
                                                                                                                        2,505,566
====================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.55%
North Front Pass-Through Trust, Notes, 5.81%, 12/15/24
(Acquired 12/08/04; Cost $351,994)                                               (a)(b)(c)                  350,000       346,717
====================================================================================================================================

REINSURANCE--0.47%
Stingray Pass-Through Trust, Pass Through Ctfs., 5.90%,
01/12/15 (Acquired 01/07/05; Cost $300,000)                                      (a)(b)(c)                  300,000       299,346
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.44%
Sovereign Bank-Class A-1, Pass Through Ctfs., 10.20%,
06/30/05 (Acquired 09/22/04; Cost $293,641)                                      (a)(b)(c)                  278,663       282,487
====================================================================================================================================

Total Asset-Backed Securities (Cost $3,558,019)                                                                         3,634,116
====================================================================================================================================

U.S. MORTGAGE-BACKED SECURITIES--5.13%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--1.56%
Pass Through Ctfs.,
 8.50%, 03/01/10                                                                 (a)                          2,020         2,112
------------------------------------------------------------------------------------------------------------------------------------
 6.50%, 05/01/16 to 08/01/32                                                     (a)                         58,306        60,702
------------------------------------------------------------------------------------------------------------------------------------
 6.00%, 05/01/17 to 11/01/33                                                     (a)                        390,484       400,579
------------------------------------------------------------------------------------------------------------------------------------
 5.50%, 09/01/17                                                                 (a)                        154,871       158,242
------------------------------------------------------------------------------------------------------------------------------------
Pass Through Cfts., TBA
 5.00%, 04/01/20                                                                 (p)                        369,580       370,128
====================================================================================================================================
                                                                                                                          991,763
====================================================================================================================================


VIDIN-QTR-1                           F-11

                                                                                                           PRINCIPAL      MARKET
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--2.88%
Pass Through Ctfs.,
 7.00%, 02/01/16 to 09/01/32                                                     (a)                     $   73,515    $   77,512
------------------------------------------------------------------------------------------------------------------------------------
 6.50%, 05/01/16 to 09/01/34                                                     (a)                        323,867       337,028
------------------------------------------------------------------------------------------------------------------------------------
 6.00%, 05/01/17 to 07/01/17                                                     (a)                         49,093        50,744
------------------------------------------------------------------------------------------------------------------------------------
 5.00%, 11/01/18                                                                 (a)                        135,910       136,026
------------------------------------------------------------------------------------------------------------------------------------
 7.50%, 04/01/29 to 10/01/29                                                     (a)                        132,619       142,195
------------------------------------------------------------------------------------------------------------------------------------
 8.00%, 04/01/32                                                                 (a)                         26,953        29,011
------------------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.50%, 04/01/18                                                                 (p)                        138,565       680,395
------------------------------------------------------------------------------------------------------------------------------------
 6.00%, 04/01/32                                                                 (p)                        371,075       379,507
====================================================================================================================================
                                                                                                                        1,832,418
====================================================================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--0.69%
Pass Through Ctfs.,
 7.50%, 06/15/23 to 01/15/32                                                     (a)                         39,806        42,966
------------------------------------------------------------------------------------------------------------------------------------
 8.50%, 11/15/24                                                                 (a)                         33,514        36,959
------------------------------------------------------------------------------------------------------------------------------------
 7.00%, 07/15/31 to 08/15/31                                                     (a)                         10,883        11,511
------------------------------------------------------------------------------------------------------------------------------------
 6.50%, 11/15/31 to 09/15/32                                                     (a)                         75,339        78,807
------------------------------------------------------------------------------------------------------------------------------------
 6.00%, 12/15/31 to 11/15/32                                                     (a)                         93,797        96,591
------------------------------------------------------------------------------------------------------------------------------------
 5.50%, 02/15/34                                                                 (a)                        171,186       172,951
====================================================================================================================================
                                                                                                                          439,785
====================================================================================================================================

Total U.S. Mortgage-Backed Securities (Cost $3,265,982)                                                                 3,263,966
====================================================================================================================================

                                                                                                             SHARES
STOCKS & OTHER EQUITY INTERESTS--3.73%

INTEGRATED OIL & GAS--0.63%
Shell Frontier Oil & Gas Inc.-Series C, 3.49% Floating Rate Pfd.                 (g)                              4       400,000
====================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.00%
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired 11/15/00; Cost $0)                 (b)(c)(q)(r)                   275             0
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.24%
ABN AMRO XVIII Custodial Receipts-Series MM18, 2.79%
Floating Rate Pfd. (Acquired 09/10/04; Cost $200,000)                            (b)(c)(s)                        2       200,000
------------------------------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 3.25% Floating Rate Pfd.
(Acquired 06/03/04-09/28/04; Cost $586,361)                                      (b)(c)(g)                      600       594,630
------------------------------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV, 3.33% Floating Rate Pfd.
(Acquired 01/19/05; Cost $244,120)                                               (b)(c)(g)                      250       244,178
------------------------------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 3.51% Floating Rate Pfd.
(Acquired 01/19/05; Cost $388,587)                                               (b)(c)(g)                      400       388,584
====================================================================================================================================
                                                                                                                        1,427,392
====================================================================================================================================


VIDIN-QTR-1                           F-12

                                                                                                             SHARES        MARKET
                                                                                                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY SECURITIES--0.86%
Fannie Mae-Series J, 4.72%  Floating Rate Pfd.                                   (a)(t)                       5,550   $   278,887
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae-Series K, 5.40% Floating Rate Pfd.                                    (t)                          5,450       272,500
====================================================================================================================================
                                                                                                                          551,387
====================================================================================================================================

Total Stocks & Other Equity Interests (Cost $2,372,655)                                                                 2,378,779
====================================================================================================================================

                                                                                                           PRINCIPAL
                                                                                                            AMOUNT

U.S. GOVERNMENT AGENCY SECURITIES--1.36%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--1.36%
Unsec. Floating Rate Global Notes,
4.40%, 02/17/09                                                                  (a)(p)                    $575,000       575,172
------------------------------------------------------------------------------------------------------------------------------------
Unsec. Global Notes,
3.38%, 12/15/08                                                                  (a)                        300,000       290,151
====================================================================================================================================

Total U.S. Government Agency Securities (Cost $865,685)                                                                   865,323
====================================================================================================================================

U.S. TREASURY SECURITIES--4.17%

U.S. TREASURY NOTES--3.02%
2.75%, 06/30/06                                                                  (a)                        150,000       148,546
------------------------------------------------------------------------------------------------------------------------------------
2.50%, 09/30/06                                                                  (a)                        400,000       393,248
------------------------------------------------------------------------------------------------------------------------------------
5.00%, 02/15/11                                                                  (a)                        325,000       337,646
------------------------------------------------------------------------------------------------------------------------------------
4.88%, 02/15/12                                                                  (a)                        400,000       413,252
====================================================================================================================================
                                                                                                                        1,292,692
====================================================================================================================================

U.S. TREASURY BONDS--1.15%
3.13%, 04/15/09                                                                  (a)                        650,000       627,146
------------------------------------------------------------------------------------------------------------------------------------
7.25%, 05/15/16                                                                  (a)                        600,000       736,032
====================================================================================================================================
                                                                                                                        1,363,178
====================================================================================================================================

Total U.S. Treasury Securities (Cost $2,660,148)                                                                        2,655,870
====================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $63,516,568)                                                                        $63,640,611
____________________________________________________________________________________________________________________________________
====================================================================================================================================


VIDIN-QTR-1                           F-13

Investment Abbreviations:


AUD                                        Australian Dollar
CAD                                        Canadian Dollars
Ctfs.                                      Certificates
Deb.                                       Debentures
EUR                                        Euro
GBP                                        British Pound Sterling
GO                                         General Obligation Bonds
Gtd.                                       Guaranteed
NZD                                        New Zealand Dollar
Pfd.                                       Preferred
RB                                         Revenue Bonds
REGS                                       Regulation S
ROARS                                      Remarketable or Redeemable Securities
Sec.                                       Secured
Sr.                                        Senior
Sub.                                       Subordinated
TBA                                        To Be Announced
Unsec.                                     Unsecured
Unsub.                                     Unsubordinated
Wts.                                       Warrants

Notes to Schedule of Investments:


(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at March 31, 2005 was $57,374,692, which represented 90.15% of the Fund's Total Investments. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $14,789,695, which represented 23.24% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Security considered to be illiquid; the portfolio is limited to investing 15% of Net Assets in illiquid securities. The aggregate market value of these securities considered illiquid at March 31, 2005 was $9,033,437, which represented 14.19% of the Fund's Total Investments.

(d) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(e) Defaulted security. Currently, the issuer is in default with respect to interest payments. The market value of this security at March 31, 2005 represented 0.50% of the Fund's Total Investments.

(f) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2005.

(g) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on March 31, 2005.


VIDIN-QTR-1                           F-14

(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 4.

(i)  Perpetual bond with no specified maturity date.

(j)  Interest on this security is taxable income to the Fund.

(k) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or convert to a fixed coupon rate at a specified future date.

(l) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(m) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(n) Foreign denominated security. Par value is denominated in currency indicated.

(o) Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2005.

(p) Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(q) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security represented 0.00% of the Fund's Total Investments. See Note 1A.

(r) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(s) Interest or dividend rate is redetermined annually. Rate shown is the rate in effect on March 31, 2005.

(t) Dividend rate is redetermined bi-annually. Rate shown is rate in effect on March 31, 2005.

     See accompanying notes which are an integral part of this schedule.


VIDIN-QTR-1                           F-15

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


VIDIN-QTR-1                           F-16

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.


VIDIN-QTR-1                           F-17

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                         MARKET VALUE   PURCHASES   PROCEEDS FROM   APPRECIATION   MARKET VALUE  DIVIDEND   REALIZED
FUND                      12/31/04       AT COST        SALES      (DEPRECIATION)    03/31/05     INCOME   GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                    $    866,287  $2,962,275  $   (3,828,562) $          --   $         --  $  2,917  $       --
----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                         866,287   2,962,275      (3,828,562)            --             --     2,997          --
======================================================================================================================
   TOTAL                 $  1,732,574  $5,924,550   $  (7,657,124) $          --   $         --  $  5,914  $       --
______________________________________________________________________________________________________________________
======================================================================================================================


VIDIN-QTR-1                          F-18

NOTE 3 - FOREIGN CURRENCY CONTRACTS

                        OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------
                                         CONTRACT TO                                     UNREALIZED
   SETTLEMENT                  -------------------------------                          APPRECIATION
   DATE           CURRENCY     DELIVER             RECEIVE              VALUE          (DEPRECIATION)
----------------------------------------------------------------------------------------------------
04/20/05          AUD             1,900,000     $    1,426,596     $   1,465,043     $       (38,447)
06/29/05          CAD               400,000            327,627           331,107              (3,480)
04/20/05          EUR               275,000            359,205           356,534               2,671
06/13/05          GBP               570,000          1,090,216         1,073,082              17,134
06/16/05          NZD             1,250,000            914,938           881,763              33,175
                               ------------     --------------     -------------     ---------------
                                  4,395,000     $    4,118,582     $   4,107,529     $        11,053
                               ============     ==============     =============     ===============

NOTE 4 - FUTURES CONTRACTS

On March 31, 2005, $500,000 principal amount of investment grade corporate bonds were pledged as collateral to cover margin requirements for open futures contracts.

                              OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------
                                                                                            UNREALIZED
                                       NO. OF           MONTH/             MARKET          APPRECIATION
CONTRACT                              CONTRACTS       COMMITMENT            VALUE         (DEPRECIATION)
--------------------------            ---------      ------------       -------------     --------------
U.S. Treasury 2 Year Notes                   62      June-05/Long          12,827,219            (33,622)
--------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                   84      June-05/Long           8,995,875            (43,608)
--------------------------------------------------------------------------------------------------------
U.S.Treasury 10 Year Notes                    7      June-05/Long             764,859              2,825
--------------------------------------------------------------------------------------------------------
U.S.Treasury 30 Year Bonds                   10      June-05/Long           1,113,750              1,824
========================================================================================================
                                                                        $  23,701,703     $      (72,581)
________________________________________________________________________________________________________
========================================================================================================

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $22,359,925 and $22,620,735, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                      $      969,964
----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (845,921)
==============================================================================================
Net unrealized appreciation of investment securities                            $      124,043
______________________________________________________________________________________________
==============================================================================================

Investments have the same cost for tax and financial reporting purposes.



VIDIN-QTR-1                           F-19

                             AIM V.I. DYNAMICS FUND

           Quarterly Schedule of Portfolio Holdings o March 31, 2005


AIMinvestments.com            I-VIDYN-QTR-1 3/05            A I M Advisors, Inc.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                   MARKET
                                                                                                   SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS---98.03%

ADVERTISING--1.04%

Omnicom Group Inc.                                                                                  13,830       $ 1,224,232
============================================================================================================================

AIR FREIGHT & LOGISTICS--0.84%

Robinson (C.H.) Worldwide, Inc.                                                                     19,200           989,376
============================================================================================================================

APPAREL RETAIL--2.62%

Abercrombie & Fitch Co.-Class A                                                                     29,500         1,688,580
----------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                                   48,000         1,398,720
============================================================================================================================
                                                                                                                   3,087,300
============================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.81%

Coach, Inc.                                                           (a)                           31,000         1,755,530
----------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                                             40,000         1,552,000
============================================================================================================================
                                                                                                                   3,307,530
============================================================================================================================

APPLICATION SOFTWARE--3.58%

Amdocs Ltd. (United Kingdom)                                          (a)                           42,800         1,215,520
----------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                                      20,700           616,032
----------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.                                                      (a)                            9,700           324,950
----------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                                             (a)                           19,900           942,862
----------------------------------------------------------------------------------------------------------------------------
MicroStrategy Inc.-Class A                                            (a)                            8,300           450,441
----------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.                                                          (a)                           15,300           663,255
============================================================================================================================
                                                                                                                   4,213,060
============================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--3.06%

Investors Financial Services Corp.                                                                  26,000         1,271,660
----------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                    14,650         1,144,751
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Group Inc.                                                                            19,900         1,181,662
============================================================================================================================
                                                                                                                   3,598,073
============================================================================================================================

I-VIDYN-QTR-1                           F-1

                                                                                                                   MARKET
                                                                                                   SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--4.24%

Affymetrix, Inc.                                                      (a)                           17,300         $ 741,132
----------------------------------------------------------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.                                          (a)                           16,700           459,250
----------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                                                         (a)                           18,400         1,053,216
----------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                                 (a)                           25,500           912,900
----------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.                                                      (a)                            9,200           636,640
----------------------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.                                              (a)                           20,500         1,192,895
============================================================================================================================
                                                                                                                   4,996,033
============================================================================================================================

CASINOS & GAMING--1.56%

Station Casinos, Inc.                                                                               27,200         1,837,360
============================================================================================================================

COMMODITY CHEMICALS--1.09%

Celanese Corp.-Series A                                               (a)                           71,000         1,277,290
============================================================================================================================

COMMUNICATIONS EQUIPMENT--4.48%

Avaya Inc.                                                            (a)                          113,400         1,324,512
----------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                                             (a)                           53,600         1,351,792
----------------------------------------------------------------------------------------------------------------------------
Corning Inc.                                                          (a)                          103,100         1,147,503
----------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                                                (a)                           28,400           626,504
----------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                            29,400           829,668
============================================================================================================================
                                                                                                                   5,279,979
============================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.51%

QLogic Corp.                                                          (a)                           15,200           615,600
----------------------------------------------------------------------------------------------------------------------------
Storage Technology Corp.                                              (a)                           37,700         1,161,160
============================================================================================================================
                                                                                                                   1,776,760
============================================================================================================================

CONSTRUCTION & ENGINEERING--0.80%

Chicago Bridge & Iron Co. N.V.-New York Shares (Netherlands)                                        21,300           937,839
============================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.08%

Alliance Data Systems Corp.                                           (a)                           34,000         1,373,600
----------------------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.                                                    (a)                           37,300         1,075,732
============================================================================================================================
                                                                                                                   2,449,332
============================================================================================================================

DEPARTMENT STORES--1.18%

Kohl's Corp.                                                          (a)                           26,900         1,388,847
============================================================================================================================

DISTILLERS & VINTNERS--0.71%

Constellation Brands, Inc.-Class A                                    (a)                           15,900           840,633
============================================================================================================================



I-VIDYN-QTR-1                            F-2

                                                                                                                   MARKET
                                                                                                   SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS--0.81%

Centennial Bank Holdings, Inc. (Acquired 12/27/04; Cost $931,350)     (a)(b)                        88,700         $ 953,525
============================================================================================================================

DIVERSIFIED CHEMICALS--1.27%

Eastman Chemical Co.                                                                                25,300         1,492,700
============================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--3.43%

Career Education Corp.                                                (a)                           18,600           637,236
----------------------------------------------------------------------------------------------------------------------------
ChoicePoint Inc.                                                      (a)                           16,100           645,771
----------------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                                        30,600         1,264,086
----------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America                                          (a)                           38,700         1,493,820
============================================================================================================================
                                                                                                                   4,040,913
============================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.70%

Cooper Industries, Ltd.-Class A (Bermuda)                                                           11,500           822,480
============================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.10%

Amphenol Corp.-Class A                                                                              31,000         1,148,240
----------------------------------------------------------------------------------------------------------------------------
Dolby Laboratories Inc.-Class A                                       (a)                            6,100           143,350
============================================================================================================================
                                                                                                                   1,291,590
============================================================================================================================

EMPLOYMENT SERVICES--0.99%

Manpower Inc.                                                                                       26,900         1,170,688
============================================================================================================================

GENERAL MERCHANDISE STORES--2.14%

Dollar General Corp.                                                                                59,700         1,308,027
----------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.                                              (a)                           42,300         1,215,279
============================================================================================================================
                                                                                                                   2,523,306
============================================================================================================================

HEALTH CARE DISTRIBUTORS--0.95%

Henry Schein, Inc.                                                    (a)                           31,300         1,121,792
============================================================================================================================


I-VIDYN-QTR-1                          F-3

                                                                                                                   MARKET
                                                                                                   SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--4.79%

Biomet, Inc.                                                                                        25,000         $ 907,500
----------------------------------------------------------------------------------------------------------------------------
INAMED Corp.                                                          (a)                            9,500           663,860
----------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                                                (a)                           24,300         1,449,495
----------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                                   54,000         1,114,020
----------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                          (a)                           17,200           589,616
----------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                                          (a)                           25,700           919,803
============================================================================================================================
                                                                                                                   5,644,294
============================================================================================================================

HEALTH CARE SERVICES--3.42%

Caremark Rx, Inc.                                                     (a)                           33,600         1,336,608
----------------------------------------------------------------------------------------------------------------------------
Cerner Corp.                                                          (a)(c)                        12,000           630,120
----------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.                                                 (a)                           14,000         1,220,660
----------------------------------------------------------------------------------------------------------------------------
Renal Care Group, Inc.                                                (a)                           22,000           834,680
============================================================================================================================
                                                                                                                   4,022,068
============================================================================================================================

HEALTH CARE SUPPLIES--0.73%

Cooper Cos., Inc. (The)                                                                             11,800           860,220
============================================================================================================================

HOMEBUILDING--1.05%

Pulte Homes, Inc.                                                                                   16,800         1,236,984
============================================================================================================================

HOTELS, RESORTS & CRUISE LINES--3.26%

Hilton Hotels Corp.                                                                                 81,000         1,810,350
----------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                           33,800         2,029,014
============================================================================================================================
                                                                                                                   3,839,364
============================================================================================================================

HOUSEWARES & SPECIALTIES--0.52%

Jarden Corp.                                                          (a)                           13,300           610,204
============================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.57%

BJ's Wholesale Club, Inc.                                             (a)                           21,700           674,002
============================================================================================================================

INDUSTRIAL GASES--0.63%

Praxair, Inc.                                                                                       15,500           741,830
============================================================================================================================

INDUSTRIAL MACHINERY--2.34%

Eaton Corp.                                                                                         18,800         1,229,520
----------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                                                                19,200         1,529,280
============================================================================================================================
                                                                                                                   2,758,800
============================================================================================================================


I-VIDYN-QTR-1                          F-4

                                                                                                                   MARKET
                                                                                                   SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------
INSURANCE BROKERS--0.52%

Willis Group Holdings Ltd. (Bermuda)                                                                16,500         $ 608,355
============================================================================================================================

INTEGRATED OIL & GAS--1.36%

Murphy Oil Corp.                                                                                    16,200         1,599,426
============================================================================================================================

INTERNET SOFTWARE & SERVICES--2.03%

Ask Jeeves, Inc.                                                      (a)                           22,051           619,192
----------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                                        (a)                           61,700         1,770,790
============================================================================================================================
                                                                                                                   2,389,982
============================================================================================================================

IT CONSULTING & OTHER SERVICES--0.64%

Cognizant Technology Solutions Corp.-Class A                          (a)                           16,300           753,060
============================================================================================================================

MULTI-LINE INSURANCE--0.10%

Quanta Capital Holdings Ltd. (Bermuda)                                (a)                           14,800           118,400
============================================================================================================================

OFFICE ELECTRONICS--0.73%

Zebra Technologies Corp.-Class A                                      (a)                           18,050           857,194
============================================================================================================================

OIL & GAS DRILLING--1.77%

Nabors Industries, Ltd. (Bermuda)                                     (a)                           16,500           975,810
----------------------------------------------------------------------------------------------------------------------------
Noble Corp. (Cayman Islands)                                                                        19,700         1,107,337
============================================================================================================================
                                                                                                                   2,083,147
============================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.21%

National-Oilwell Varco Inc.                                           (a)                           17,000           793,900
----------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                           17,500         1,097,775
----------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)                              (a)                           12,300           712,662
============================================================================================================================
                                                                                                                   2,604,337
============================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.29%

Talisman Energy Inc. (Canada)                                                                       44,500         1,519,675
============================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.25%

Williams Cos., Inc. (The)                                                                           78,000         1,467,180
============================================================================================================================


I-VIDYN-QTR-1                          F-5

                                                                                                                   MARKET
                                                                                                   SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.11%

CapitalSource Inc.                                                    (a)                           56,700       $ 1,304,100
============================================================================================================================

PHARMACEUTICALS--2.60%

MGI Pharma, Inc.                                                      (a)                           34,000           859,180
----------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)                                                33,000         1,131,240
----------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                                                               47,700         1,074,204
============================================================================================================================
                                                                                                                   3,064,624
============================================================================================================================

RAILROADS--0.60%

CSX Corp.                                                                                           17,000           708,050
============================================================================================================================

REAL ESTATE--2.60%

Aames Investment Corp.                                                                              91,700           751,940
----------------------------------------------------------------------------------------------------------------------------
KKR Financial Corp. (Acquired 8/05/04-12/14/04; Cost $1,186,520)      (a)(b)                       118,400         1,243,200
----------------------------------------------------------------------------------------------------------------------------
People's Choice Financial Corp. (Acquired 12/21/04; Cost $1,069,000)  (a)(b)                       106,900         1,069,000
============================================================================================================================
                                                                                                                   3,064,140
============================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.16%

CB Richard Ellis Group, Inc.-Class A                                  (a)                           39,000         1,364,610
============================================================================================================================

REGIONAL BANKS--0.52%

Signature Bank                                                        (a)                           23,000           609,730
============================================================================================================================

SEMICONDUCTOR EQUIPMENT--2.51%

KLA-Tencor Corp.                                                      (a)                           23,100         1,062,831
----------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                                                (a)                           46,000         1,229,580
----------------------------------------------------------------------------------------------------------------------------
Tessera Technologies Inc.                                             (a)                           15,200           657,096
============================================================================================================================
                                                                                                                   2,949,507
============================================================================================================================

SEMICONDUCTORS--5.04%

Altera Corp.                                                          (a)                           60,180         1,190,360
----------------------------------------------------------------------------------------------------------------------------
ATI Technologies Inc. (Canada)                                        (a)                           60,400         1,042,504
----------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)                               (a)                           18,300           701,622
----------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                           54,482         1,417,077
----------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                        76,800         1,582,848
============================================================================================================================
                                                                                                                   5,934,411
============================================================================================================================



I-VIDYN-QTR-1                          F-6

                                                                                                                   MARKET
                                                                                                   SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCE--0.64%

Chicago Mercantile Exchange Holdings Inc.                                                            3,900      $    756,717
============================================================================================================================

SPECIALTY CHEMICALS--1.35%

Rohm & Haas Co.                                                                                     33,100         1,588,800
============================================================================================================================

SPECIALTY STORES--2.44%

Advance Auto Parts, Inc.                                              (a)                           24,600         1,241,070
----------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                       51,900         1,631,217
============================================================================================================================
                                                                                                                   2,872,287
============================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.52%

MGIC Investment Corp.                                                                                9,900           610,533
============================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.51%

W.W. Grainger, Inc.                                                                                  9,700           604,019
============================================================================================================================

TRUCKING--0.74%

Swift Transportation Co., Inc.                                        (a)                           39,100           865,674
============================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--3.49%

American Tower Corp.-Class A                                          (a)                           98,100         1,788,363
----------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.-Class A                                         (a)                           67,950         1,492,182
----------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.                                                     (a)                           14,300           828,971
============================================================================================================================
                                                                                                                   4,109,516
============================================================================================================================


Total Common Stocks & Other Equity Interests (Cost $102,107,689)                                                 115,415,878
============================================================================================================================

MONEY MARKET FUNDS--1.56%

Premier Portfolio-Institutional Class   (Cost $1,831,787)             (d)                        1,831,787         1,831,787
============================================================================================================================

TOTAL INVESTMENTS--99.59% (excluding investments purchased with cash collateral from
securities loaned) (Cost $103,939,476)                                                                           117,247,665
============================================================================================================================


I-VIDYN-QTR-1                       F-7

                                                                                                                   MARKET
                                                                                                   SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--0.41%

Premier Portfolio-Institutional Class                                 (d)(e)                       486,000     $     486,000
----------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $486,000)                     486,000
============================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $104,425,476)                                                                $ 117,733,665
____________________________________________________________________________________________________________________________
============================================================================================================================

    Investment Abbreviations:

    ADR          American Depositary Receipt

    Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $3,265,725, which represented 2.77% of the Fund's Total Investments. These securities are considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at March 31, 2005.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.




    See accompanying notes which are an integral part of this schedule.



I-VIDYN-QTR-1                        F-8

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

I-VIDYN-QTR-1                           F-9
    include information relating to sector indices, ADRs, domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.




I-VIDYN-QTR-1                       F-10

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                   MARKET                  PROCEEDS     UNREALIZED    MARKET
                    VALUE     PURCHASES      FROM      APPRECIATION   VALUE     DIVIDEND    REALIZED
FUND               12/31/04    AT COST       SALES    (DEPRECIATION) 03/31/05    INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class*         $ 3,341,046 $19,437,634 $(20,946,893)  $         --   $1,831,78  $21,418    $        --
======================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                   MARKET                  PROCEEDS     UNREALIZED     MARKET
                   VALUE       PURCHASES     FROM      APPRECIATION    VALUE     DIVIDEND   REALIZED
FUND              12/31/04      AT COST      SALES     (DEPRECIATION) 03/31/05   INCOME**  GAIN (LOSS)
------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class*           $   561,100     645,538 $   (720,638) $        --    $ 486,000  $  2,138  $       --
======================================================================================================
   TOTAL         $ 3,902,146 $20,083,172 $(21,667,531) $        --    $2,317,78  $ 23,556  $       --
______________________________________________________________________________________________________
======================================================================================================


* On February 25, 2005, the Premier Portfolio investments were transferred from the original share class with no name designation to the newly structured share class designated as Institutional Class.

** Dividend income is net of income rebate paid to securities lending counterparties.


NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At March 31, 2005, securities with an aggregate value of $472,590 were on loan to brokers. The loans were secured by cash collateral of $486,000 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $2,138 for securities lending transactions.




I-VIDYN-QTR-                        F-11

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $30,093,592 and $32,900,231, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------


Aggregate unrealized appreciation of investment securities              $     15,357,249
-----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (2,703,914)
-----------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                    $     12,653,335
=========================================================================================

Cost of investments for tax purposes is $105,080,330.



I-VIDYN-QTR-                         F-12

                        AIM V.I. FINANCIAL SERVICES FUND
         Quarterly Schedule of Portfolio Holdings o March 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         I-VIFSE-QTR-1 3/05        A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.66%
ASSET MANAGEMENT & CUSTODY BANKS--9.09%
Bank of New York Co., Inc. (The)                                                             294,175                    $ 8,545,784
-----------------------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                                                            100,800                      2,853,648
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                      51,200                      3,514,880
-----------------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                            27,300                      1,193,556
===================================================================================================================================
                                                                                                                         16,107,868
===================================================================================================================================

CONSUMER FINANCE--3.29%
Capital One Financial Corp.                                                                   77,900                      5,824,583
===================================================================================================================================

DIVERSIFIED BANKS--15.25%
Anglo Irish Bank Corp. PLC (Ireland)(a)                                                       88,300                      2,207,250
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                        205,024                      9,041,558
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                 118,200                      3,406,524
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                               110,800                      5,640,828
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                            112,450                      6,724,510
===================================================================================================================================
                                                                                                                         27,020,670
===================================================================================================================================

DIVERSIFIED CAPITAL MARKETS--1.27%
UBS A.G. (Switzerland)                                                                        26,700                      2,253,480
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.12%
H&R Block, Inc.                                                                               39,300                      1,987,794
===================================================================================================================================

INSURANCE BROKERS--4.38%
Aon Corp.                                                                                    144,000                      3,288,960
-----------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                  147,000                      4,471,740
===================================================================================================================================
                                                                                                                          7,760,700
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--10.64%
Goldman Sachs Group, Inc. (The)                                                               10,100                      1,110,899
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                                 24,900                      2,344,584
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                    154,600                      8,750,360
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                               116,100                      6,646,725
===================================================================================================================================
                                                                                                                         18,852,568
===================================================================================================================================

LIFE & HEALTH INSURANCE--2.45%
Prudential Financial, Inc.                                                                    75,600                      4,339,440
===================================================================================================================================

MULTI-LINE INSURANCE--9.64%
American International Group, Inc.                                                            76,750                      4,252,717
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial Inc.-Class A                                                              128,300                      3,530,816
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                                135,600                      9,296,736
===================================================================================================================================
                                                                                                                         17,080,269
===================================================================================================================================

I-VIFSE-QTR-1                          F-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--12.00%
Citigroup Inc.                                                                               235,940                   $ 10,603,144
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                         307,920                     10,654,032
===================================================================================================================================
                                                                                                                         21,257,176
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--9.29%
ACE Ltd. (Cayman Islands)                                                                    158,700                      6,549,549
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp. (The)                                                                             16,100                      1,276,247
-----------------------------------------------------------------------------------------------------------------------------------
MBIA Inc.                                                                                     50,300                      2,629,684
-----------------------------------------------------------------------------------------------------------------------------------
SAFECO Corp.                                                                                  70,300                      3,424,313
-----------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                           70,406                      2,586,012
===================================================================================================================================
                                                                                                                         16,465,805
===================================================================================================================================

REGIONAL BANKS--6.30%
Cullen/Frost Bankers, Inc.                                                                    43,800                      1,977,570
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                                          108,725                      4,673,001
-----------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                                                    107,050                      2,969,567
-----------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp.                                                                                22,500                      1,552,950
===================================================================================================================================
                                                                                                                         11,173,088
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--12.94%
Fannie Mae                                                                                   207,600                     11,303,820
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                  125,650                      7,941,080
-----------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                         97,000                      3,686,970
===================================================================================================================================
                                                                                                                         22,931,870
===================================================================================================================================

Total Common Stocks (Cost $160,668,403)                                                                                 173,055,311
===================================================================================================================================

MONEY MARKET FUNDS--2.34%
Premier Portfolio-Institutional Class   (Cost $4,151,314)(b)                               4,151,314                      4,151,314
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $164,819,717)                                                                       $ 177,206,625
___________________________________________________________________________________________________________________________________
===================================================================================================================================

     Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at March 31, 2005 represented 1.25% of the Fund's Total Investments. See Note 1A.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

     See accompanying notes which are an integral part of this schedule.

I-VIFSE-QTR-1                          F-2

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may


I-VIFSE-QTR-1                          F-3
     include information relating to sector indices, ADRs, and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I-VIFSE-QTR-1                          F-4

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                             MARKET                                      UNREALIZED        MARKET
                             VALUE     PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      REALIZED
FUND                        12/31/04       COST             SALES      (DEPRECIATION)     03/31/05      INCOME      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional Class*      $10,351,853  $ 24,253,474    $ (30,454,013)  $          --     $4,151,314    $ 67,117     $        --
===============================================================================================================================

*On February 25, 2005, the Premier Portfolio investments were transferred from the original share class with no name designation to the newly structured share class designated as Institutional Class.


NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $10,247,364 and $17,234,060, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 18,803,177
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (8,410,891)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities              $ 10,392,286
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $166,814,339.


I-VIFSE-QTR-1                          F-5

                      AIM V.I. GOVERNMENT SECURITIES FUND
         Quarterly Schedule of Portfolio Holdings o March 31, 2005



AIMinvestments.com          VIGOV-QTR-1 3/05           A I M Advisors, Inc.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                   PRINCIPAL             MARKET
                                                                                    AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES--63.99%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--20.51%

Pass Through Ctfs.,
 6.00%, 11/01/08 to 11/01/34                                   (a)                 $16,484,211          $ 17,003,148
--------------------------------------------------------------------------------------------------------------------
 6.50%, 12/01/08 to 01/01/35                                   (a)                  40,930,815            42,721,434
--------------------------------------------------------------------------------------------------------------------
 7.00%, 11/01/10 to 02/01/35                                   (a)                  43,604,356            45,928,865
--------------------------------------------------------------------------------------------------------------------
 8.00%, 07/01/15 to 05/01/32                                   (a)                   5,178,002             5,546,246
--------------------------------------------------------------------------------------------------------------------
 5.00%, 05/01/18                                               (a)                  10,309,199            10,329,158
--------------------------------------------------------------------------------------------------------------------
 4.50%, 05/01/19                                               (a)                  16,327,404            16,005,217
--------------------------------------------------------------------------------------------------------------------
 10.50%, 08/01/19                                              (a)                      23,624                26,264
--------------------------------------------------------------------------------------------------------------------
 8.50%, 09/01/20 to 10/01/29                                   (a)                   1,242,168             1,353,374
--------------------------------------------------------------------------------------------------------------------
 10.00%, 03/01/21                                              (a)                     349,284               391,220
--------------------------------------------------------------------------------------------------------------------
 9.00%, 06/01/21                                               (a)                   1,957,882             2,131,960
--------------------------------------------------------------------------------------------------------------------
 7.05%, 05/20/27                                               (a)                   1,243,147             1,313,085
--------------------------------------------------------------------------------------------------------------------
 7.50%, 09/01/30 to 12/01/34                                   (a)                   7,302,120             7,815,406
--------------------------------------------------------------------------------------------------------------------
 5.50%, 10/01/33 to 01/01/34                                   (a)                   6,158,802             6,181,743
--------------------------------------------------------------------------------------------------------------------
Pass Through Cfts., TBA,
 4.50%, 04/01/20                                               (b)                   9,500,000             9,298,125
--------------------------------------------------------------------------------------------------------------------
 5.00%, 04/01/20                                               (b)(c)                8,732,000             8,744,945
====================================================================================================================
                                                                                                         174,790,190
====================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--34.63%

Pass Through Ctfs.,

 7.50%, 11/01/09 to 11/01/34                                   (a)                  16,069,054            17,290,302
--------------------------------------------------------------------------------------------------------------------
 6.50%, 10/01/10 to 03/01/35                                   (a)                  50,169,724            52,278,496
--------------------------------------------------------------------------------------------------------------------
 7.00%, 07/01/11 to 12/01/34                                   (a)                  63,280,266            66,729,810
--------------------------------------------------------------------------------------------------------------------
 8.00%, 06/01/12 to 08/01/32                                   (a)                   8,085,815             8,653,089
--------------------------------------------------------------------------------------------------------------------
 8.50%, 06/01/12 to 10/01/33                                   (a)                  10,102,274            11,038,244
--------------------------------------------------------------------------------------------------------------------
 10.00%, 09/01/13 to 03/01/16                                  (a)                     341,295               373,444
--------------------------------------------------------------------------------------------------------------------
 6.00%, 06/01/16 to 02/01/34                                   (a)                  42,462,565            43,860,459
--------------------------------------------------------------------------------------------------------------------
 5.00%, 11/01/17 to 08/01/33                                   (a)                   3,032,110             3,034,808
--------------------------------------------------------------------------------------------------------------------
 5.50%, 02/01/18 to 11/01/33                                   (a)                  11,410,063            11,546,823
--------------------------------------------------------------------------------------------------------------------
 6.95%, 10/01/25 to 09/01/26                                   (a)                     354,271               375,162
--------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 04/01/20 to 04/01/35                                   (b)(c)               17,489,250            17,185,192
--------------------------------------------------------------------------------------------------------------------
 5.50%, 04/01/20 to 04/01/35                                   (b)(c)               31,693,309            32,041,133
--------------------------------------------------------------------------------------------------------------------
 6.00%, 04/01/35                                               (b)(c)               29,920,200            30,600,069
====================================================================================================================
                                                                                                         295,007,031
====================================================================================================================


VIGOV-QTR-1                           F-1

                                                                                   PRINCIPAL             MARKET
                                                                                    AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--8.85%

Pass Through Ctfs.,
 7.50%, 03/15/08 to 07/15/32                                   (a)                 $ 2,733,480           $ 2,940,678
--------------------------------------------------------------------------------------------------------------------
 9.00%, 09/15/08 to 09/20/17                                   (a)                     429,685               467,383
--------------------------------------------------------------------------------------------------------------------
 11.00%, 10/15/15                                              (a)                       3,112                 3,462
--------------------------------------------------------------------------------------------------------------------
 9.50%, 09/15/16                                               (a)                       4,536                 5,012
--------------------------------------------------------------------------------------------------------------------
 10.50%, 09/15/17 to 11/15/19                                  (a)                       5,963                 6,788
--------------------------------------------------------------------------------------------------------------------
 6.50%, 10/15/18 to 02/15/35                                   (a)                  42,663,235            44,682,008
--------------------------------------------------------------------------------------------------------------------
 10.00%, 06/15/19                                              (a)                     124,417               139,851
--------------------------------------------------------------------------------------------------------------------
 7.00%, 07/15/19 to 01/15/35                                   (a)                   6,136,794             6,490,323
--------------------------------------------------------------------------------------------------------------------
 8.00%, 07/15/24 to 11/15/31                                   (a)                   2,046,537             2,225,273
--------------------------------------------------------------------------------------------------------------------
 8.50%, 02/15/25                                               (a)                      59,912                66,117
--------------------------------------------------------------------------------------------------------------------
 6.95%, 08/20/25 to 08/20/27                                   (a)                   3,209,867             3,390,605
--------------------------------------------------------------------------------------------------------------------
 6.00%, 10/15/31 to 01/15/35                                   (a)                  14,518,803            14,953,038
====================================================================================================================
                                                                                                          75,370,538
====================================================================================================================

Total U.S. Mortgage-Backed Securities (Cost $550,089,827)                                                545,167,759
====================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--20.88%

FEDERAL FARM CREDIT BANK--2.97%

Bonds,
 6.00%, 06/11/08                                               (a)                   2,600,000             2,735,564
--------------------------------------------------------------------------------------------------------------------
 5.75%, 01/18/11                                               (a)                   2,000,000             2,114,260
--------------------------------------------------------------------------------------------------------------------
Medium Term Notes,
 5.75%, 12/07/28                                               (a)                   5,500,000             5,900,015
--------------------------------------------------------------------------------------------------------------------
Unsec. Bonds,
 7.25%, 06/12/07                                               (a)                  13,625,000            14,533,651
====================================================================================================================
                                                                                                          25,283,490
====================================================================================================================

FEDERAL HOME LOAN BANK (FHLB)--5.27%

Unsec. Bonds,
 6.50%, 11/15/05                                               (a)                     275,000               280,062
--------------------------------------------------------------------------------------------------------------------
 7.25%, 02/15/07                                               (a)                     895,000               947,671
--------------------------------------------------------------------------------------------------------------------
 4.88%, 05/15/07                                               (a)(d)                4,000,000             4,068,600
--------------------------------------------------------------------------------------------------------------------
 3.50%, 11/15/07                                               (a)                   4,650,000             4,578,669
--------------------------------------------------------------------------------------------------------------------
 4.50%, 02/15/08                                               (a)                  15,000,000            15,042,600
--------------------------------------------------------------------------------------------------------------------
 5.48%, 01/28/09                                               (a)                   1,500,000             1,557,900
--------------------------------------------------------------------------------------------------------------------
 6.00%, 12/23/11                                               (a)(d)               18,000,000            18,406,800
====================================================================================================================
                                                                                                          44,882,302
====================================================================================================================

VIGOV-QTR-1                           F-2

                                                                                   PRINCIPAL             MARKET
                                                                                    AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--5.66%

Unsec. Global Notes,
 3.75%, 08/03/07                                               (a)                 $14,375,000          $ 14,244,188
--------------------------------------------------------------------------------------------------------------------
 5.13%, 10/15/08                                               (a)                   4,000,000             4,105,560
--------------------------------------------------------------------------------------------------------------------
 4.75%, 12/08/10                                               (a)                  30,000,000            29,919,000
====================================================================================================================
                                                                                                          48,268,748
====================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--5.06%

Unsec. Global Bonds,
 6.63%, 11/15/30                                               (a)                     700,000               838,663
--------------------------------------------------------------------------------------------------------------------
Unsec. Global Notes,
 7.00%, 07/15/05                                               (a)                   8,100,000             8,190,072
--------------------------------------------------------------------------------------------------------------------
 3.66%, 02/25/09                                               (a)                  26,055,000            25,346,043
--------------------------------------------------------------------------------------------------------------------
 3.85%, 04/14/09                                               (a)                   4,695,000             4,593,494
--------------------------------------------------------------------------------------------------------------------
Unsec. Notes,
 5.00%, 12/15/08                                               (a)                   3,300,000             3,330,063
--------------------------------------------------------------------------------------------------------------------
Unsec. Sub. Disc. Deb.,
 7.37%, 10/09/19                                               (a)(e)                1,800,000               846,864
====================================================================================================================
                                                                                                          43,145,199
====================================================================================================================

PRIVATE EXPORT FUNDING COMPANY--0.53%

Series G, Sec. Gtd. Notes,
 6.67%, 09/15/09                                               (a)                   2,701,000             2,940,795
--------------------------------------------------------------------------------------------------------------------
Series J, Sec. Gtd. Notes,
 7.65%, 05/15/06                                               (a)                   1,500,000             1,564,230
====================================================================================================================
                                                                                                           4,505,025
====================================================================================================================

TENNESSEE VALLEY AUTHORITY--1.39%

Series A, Bonds,
 6.79%, 05/23/12                                               (a)                   5,000,000             5,629,300
---------------------------------------------------------------------------------------------------------------------
Series G, Global Bonds,
 5.38%, 11/13/08                                               (a)                   6,000,000             6,208,980
====================================================================================================================
                                                                                                          11,838,280
====================================================================================================================

Total U.S. Government Agency Securities (Cost $179,416,614)                                              177,923,044
====================================================================================================================

U.S. TREASURY SECURITIES--4.99%

U.S. TREASURY NOTES--3.64%

4.63%, 05/15/06                                                (a)                  14,375,000            14,552,388
--------------------------------------------------------------------------------------------------------------------
4.00%, 11/15/12                                                (a)                   1,480,000             1,445,782
--------------------------------------------------------------------------------------------------------------------
4.25%, 08/15/13 to 08/15/14                                    (a)(d)                7,700,000             7,577,987
--------------------------------------------------------------------------------------------------------------------
6.88%, 08/15/25                                                (a)                     500,000               627,500
--------------------------------------------------------------------------------------------------------------------
                                                                                                          24,203,657
====================================================================================================================

VIGOV-QTR-1                           F-3

                                                                                   PRINCIPAL             MARKET
                                                                                    AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS--1.17%
2.38%, 08/31/06                                                (a)                 $ 7,500,000           $ 7,373,400
--------------------------------------------------------------------------------------------------------------------
9.25%, 02/15/16                                                (a)                     550,000               767,850
--------------------------------------------------------------------------------------------------------------------
7.50%, 11/15/16 to 11/15/24                                    (a)                   6,050,000             7,845,914
--------------------------------------------------------------------------------------------------------------------
7.63%, 02/15/25                                                (a)                     550,000               740,525
====================================================================================================================
                                                                                                          16,727,689
====================================================================================================================

U.S. TREASURY STRIPS--0.18%

6.79%, 11/15/18                                                (a)(e)                3,005,000             1,543,338
====================================================================================================================

Total U.S. Treasury Securities (Cost $42,103,437)                                                         42,474,684
====================================================================================================================

                                                                                    SHARES
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--10.14%

Government & Agency Portfolio-Institutional Class
(Cost $86,389,199)                                             (f)                  86,389,199            86,389,199
====================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $857,999,077)                                                        $ 851,954,686
____________________________________________________________________________________________________________________
====================================================================================================================

Investment Abbreviations:

Ctfs.         Certificates
Deb.          Debentures
Disc.         Discounted
Gtd.          Guaranteed
Sec.          Secured
STRIPS        Separately Traded Registered Interest and Principal Security
Sub.          Subordinated
TBA           To Be Announced
Unsec.        Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at March 31, 2005 was $667,696,023, which represented 78.37% of the Fund's Total Investments. See Note 1A.

(b)  Security purchased on a forward commitment basis.

(c)  This security is subject to dollar roll transactions. See Note 1C.

(d) All or a portion of the principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at March 31, 2005.

(e) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

     See accompanying notes which are an integral part of this schedule.


VIGOV-QTR-1                           F-4

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. For purposes of determining net asset value per share, option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

VIGOV-QTR-1                            F-5

C. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                   MARKET                     PROCEEDS        UNREALIZED         MARKET
                                   VALUE       PURCHASES        FROM         APPRECIATION        VALUE      DIVIDEND     REALIZED
FUND                              12/31/04      AT COST         SALES       (DEPRECIATION)      03/31/05     INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio
-Institutional Class            $ 87,204,509  $166,224,99   $(167,040,306)  $          --     $ 86,389,199   $451,500    $     --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $169,284,726 and $100,713,867, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $ 1,911,960
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (8,160,523)
=================================================================================
Net unrealized appreciation (depreciation) of investment securities  $(6,248,563)
_________________________________________________________________________________
=================================================================================

Cost of investments for tax purposes is $858,203,249.


VIGOV-QTR-1                            F-6

                              AIM V.I. GROWTH FUND
           Quarterly Schedule of Portfolio Holdings o March 31, 2005


      YOUR GOALS. OUR SOLUTIONS.      [AIM INVESTMENTS LOGO APPEARS HERE]
       --Registered Trademark--              --Registered Trademark--

AIMinvestments.com         VIGRO-QTR-1 3/05           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                               MARKET
                                                                             SHARES            VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--99.32%

AEROSPACE & DEFENSE--1.63%

Boeing Co. (The)                                                               48,000     $     2,806,080
---------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                         27,000           2,890,350
=========================================================================================================
                                                                                                5,696,430
=========================================================================================================

AIR FREIGHT & Logistics--1.16%

FedEx Corp.                                                                    43,000           4,039,850
=========================================================================================================

APPAREL RETAIL--1.02%

Chico's FAS, Inc.                                           (a)               126,000           3,560,760
=========================================================================================================

APPLICATION SOFTWARE--1.91%

Amdocs Ltd. (United Kingdom)                                (a)               235,000           6,674,000
=========================================================================================================

BIOTECHNOLOGY--1.45%

Gilead Sciences, Inc.                                       (a)               142,000           5,083,600
=========================================================================================================

CASINOS & Gaming--1.03%

Las Vegas Sands Corp.                                       (a)                80,000           3,600,000
=========================================================================================================

COMMUNICATIONS EQUIPMENT--5.04%

Cisco Systems, Inc.                                         (a)               310,000           5,545,900
---------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                120,000           1,796,400
---------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                 205,000           7,513,250
---------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)                            (a)                36,000           2,751,120
=========================================================================================================
                                                                                               17,606,670
=========================================================================================================

COMPUTER & Electronics Retail--0.73%

Best Buy Co., Inc.                                                             47,000           2,538,470
=========================================================================================================

COMPUTER HARDWARE--4.69%

Apple Computer, Inc.                                        (a)               135,000           5,625,450
---------------------------------------------------------------------------------------------------------
Dell Inc.                                                   (a)               280,000          10,757,600
=========================================================================================================
                                                                                               16,383,050
=========================================================================================================

COMPUTER STORAGE & Peripherals--2.62%

EMC Corp.                                                   (a)               425,000           5,236,000
---------------------------------------------------------------------------------------------------------
Lexmark International, Inc.-Class A                         (a)                49,000           3,918,530
=========================================================================================================
                                                                                                9,154,530
=========================================================================================================

CONSUMER ELECTRONICS--1.01%

Harman International Industries, Inc.                                          40,000           3,538,400
=========================================================================================================



VIGRO-QTR-1                           F-1

                                                                                               MARKET
                                                                             SHARES            VALUE
---------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--3.55%

American Express Co.                                                           85,000     $     4,366,450
---------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                    100,000           2,455,000
---------------------------------------------------------------------------------------------------------
SLM Corp.                                                                     112,000           5,582,080
=========================================================================================================
                                                                                               12,403,530
=========================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.88%

Alliance Data Systems Corp.                              (a)                   96,000           3,878,400
---------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                60,000           2,697,000
=========================================================================================================
                                                                                                6,575,400

DEPARTMENT STORES--3.07%

J.C. Penney Co., Inc.                                                          63,000           3,270,960
---------------------------------------------------------------------------------------------------------
Kohl's Corp.                                             (a)                   32,000           1,652,160
---------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                               105,000           5,814,900
=========================================================================================================
                                                                                               10,738,020
=========================================================================================================

DISTILLERS & VINTNERS--0.39%

Constellation Brands, Inc.-Class A                       (a)                   26,000           1,374,620
=========================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.44%

Cendant Corp.                                                                 245,000           5,032,300
=========================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--2.82%

Cooper Industries, Ltd.-Class A (Bermuda)                                      43,000           3,075,360
---------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                     120,000           6,796,800
=========================================================================================================
                                                                                                9,872,160
=========================================================================================================

FOOTWEAR--1.31%

NIKE, Inc.-Class B                                                             55,000           4,582,050
=========================================================================================================

GENERAL MERCHANDISE STORES--1.14%

Target Corp.                                                                   80,000           4,001,600
=========================================================================================================

HEALTH CARE EQUIPMENT--3.20%

Bard (C.R.), Inc.                                                              47,000           3,199,760
---------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                                   (a)                   45,000           2,684,250
---------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                             (a)                   75,000           2,571,000
---------------------------------------------------------------------------------------------------------
Waters Corp.                                             (a)                   76,000           2,720,040
=========================================================================================================
                                                                                               11,175,050
=========================================================================================================

HEALTH CARE SERVICES--0.98%

Caremark Rx, Inc.                                        (a)                   86,000           3,421,080
=========================================================================================================

HEALTH CARE SUPPLIES--1.28%

Alcon, Inc. (Switzerland)                                                      50,000           4,464,500
=========================================================================================================

HOME IMPROVEMENT RETAIL--0.98%

Home Depot, Inc. (The)                                                         90,000           3,441,600
=========================================================================================================



VIGRO-QTR-1                           F-2

                                                                                               MARKET
                                                                             SHARES            VALUE
---------------------------------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES--1.18%

Hilton Hotels Corp.                                                           185,000     $     4,134,750
=========================================================================================================

HOUSEWARES & SPECIALTIES--1.20%

Fortune Brands, Inc.                                                           52,000           4,192,760
=========================================================================================================

HYPERMARKETS & SUPER CENTERS--1.52%

Costco Wholesale Corp.                                                        120,000           5,301,600
=========================================================================================================

INDUSTRIAL CONGLOMERATES--4.67%

Textron Inc.                                                                   51,000           3,805,620
---------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                             370,000          12,506,000
=========================================================================================================
                                                                                               16,311,620
=========================================================================================================

INDUSTRIAL MACHINERY--0.92%

Danaher Corp.                                                                  60,000           3,204,600
=========================================================================================================

INTEGRATED OIL & GAS--1.53%

ChevronTexaco Corp.                                                            40,000           2,332,400
---------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                 28,000           3,019,520
=========================================================================================================
                                                                                                5,351,920
=========================================================================================================

INTERNET RETAIL--1.17%

eBay Inc.                                                (a)                  110,000           4,098,600
=========================================================================================================

INTERNET SOFTWARE & SERVICES--4.71%

Google Inc.-Class A                                      (a)                   32,000           5,776,320
---------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                           (a)                  130,000           3,731,000
---------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                              (a)                  205,000           6,949,500
=========================================================================================================
                                                                                               16,456,820
=========================================================================================================

INVESTMENT BANKING & BROKERAGE--4.24%

Goldman Sachs Group, Inc. (The)                                                67,000           7,369,330
---------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                  40,000           3,766,400
---------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                      65,000           3,679,000
=========================================================================================================
                                                                                               14,814,730
=========================================================================================================

MANAGED HEALTH CARE--5.34%

Aetna Inc.                                                                    120,000           8,994,000
---------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                        70,000           6,676,600
---------------------------------------------------------------------------------------------------------
WellPoint Inc.                                           (a)                   24,000           3,008,400
=========================================================================================================
                                                                                               18,679,000
=========================================================================================================

MOVIES & ENTERTAINMENT--1.75%

Pixar                                                    (a)                   20,000           1,951,000
---------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                         145,000           4,165,850
=========================================================================================================
                                                                                                6,116,850
=========================================================================================================



VIGRO-QTR-1                           F-3

                                                                                               MARKET
                                                                             SHARES            VALUE
---------------------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--2.68%

BJ Services Co.                                                               111,000     $     5,758,680
---------------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc.                                   (a)              77,000           3,595,900
=========================================================================================================
                                                                                                9,354,580
=========================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.19%

Valero Energy Corp.                                                            57,000           4,176,390
=========================================================================================================

PERSONAL PRODUCTS--2.79%

Estee Lauder Cos. Inc. (The)-Class A                                           60,000           2,698,800
---------------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                            140,000           7,067,200
=========================================================================================================
                                                                                                9,766,000
=========================================================================================================

PHARMACEUTICALS--5.69%

Johnson & Johnson                                                             135,000           9,066,600
---------------------------------------------------------------------------------------------------------
Sepracor Inc.                                                 (a)              63,000           3,616,830
---------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)                          112,000           3,839,360
---------------------------------------------------------------------------------------------------------
Wyeth                                                                          80,000           3,374,400
=========================================================================================================
                                                                                               19,897,190
=========================================================================================================

RESTAURANTS--2.89%

McDonald's Corp.                                                              150,000           4,671,000
---------------------------------------------------------------------------------------------------------
Starbucks Corp.                                               (a)              50,000           2,583,000
---------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                              55,000           2,849,550
=========================================================================================================
                                                                                               10,103,550
=========================================================================================================

SEMICONDUCTOR EQUIPMENT--0.92%

Novellus Systems, Inc.                                        (a)             120,000           3,207,600
=========================================================================================================

SEMICONDUCTORS--4.32%

Analog Devices, Inc.                                                          160,000           5,782,400
---------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                     143,700           3,737,637
---------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                  270,000           5,564,700
=========================================================================================================
                                                                                               15,084,737
=========================================================================================================

SPECIALIZED FINANCE--0.83%

Chicago Mercantile Exchange (The)                                              15,000           2,910,450
=========================================================================================================

SPECIALTY CHEMICALS--0.76%

Ecolab Inc.                                                                    80,000           2,644,000
=========================================================================================================

SYSTEMS SOFTWARE--4.69%

McAfee Inc.                                                   (a)             135,000           3,045,600
---------------------------------------------------------------------------------------------------------
Oracle Corp.                                                  (a)             475,000           5,928,000
---------------------------------------------------------------------------------------------------------
VERITAS Software Corp.                                        (a)             320,000           7,430,400
=========================================================================================================
                                                                                               16,404,000
=========================================================================================================

Total Common Stocks & Other Equity Interests
(Cost $279,615,604)                                                                           347,169,417
=========================================================================================================



VIGRO-QTR-1                           F-4

                                                                                               MARKET
                                                                             SHARES            VALUE
---------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--0.68%

Liquid Assets Portfolio-Institutional Class                       (b)       1,180,728     $     1,180,728
---------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                          (b)       1,180,728           1,180,728
=========================================================================================================
Total Money Market Funds (Cost $2,361,456)                                                      2,361,456
=========================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $281,977,060)                                           $   349,530,873
_________________________________________________________________________________________________________
=========================================================================================================

     Investment Abbreviations:

     ADR - American Depositary Receipt

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


     See accompanying notes which are an integral part of this schedule.


VIGRO-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

VIGRO-QTR-1
     include information relating to sector indices, ADRs and domestic and foreign index.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


VIGRO-QTR-1

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                    MARKET                                          UNREALIZED       MARKET                         REALIZED
                    VALUE         PURCHASES        PROCEEDS        APPRECIATION      VALUE          DIVIDEND          GAIN
FUND               12/31/04        AT COST        FROM SALES      (DEPRECIATION)    03/31/05         INCOME          (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class            $  2,220,563     $ 11,510,03    $(12,549,868)    $         --    $  1,180,728    $      3,882    $         --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class               2,220,563      11,510,033     (12,549,868)              --       1,180,728           3,971              --
==============================================================================================================================
     Total       $  4,441,126     $ 23,020,06    $(25,099,736)    $         --    $  2,361,456    $      7,853    $         --
______________________________________________________________________________________________________________________________
==============================================================================================================================


NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $85,448,574 and $103,787,041, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $    70,291,620
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (5,557,499)
=================================================================================
Net unrealized appreciation of investment securities             $    64,734,121
_________________________________________________________________________________
=================================================================================

Cost of investments for tax purposes is $284,796,752

VIGRO-QTR-1

                         AIM V.I. HEALTH SCIENCES FUND
           Quarterly Schedule of Portfolio Holdings o March 31, 2005


     YOUR GOALS. OUR SOLUTIONS.        [AIM INVESTMENTS LOGO APPEARS HERE]
     --Registered Trademark--                --Registered Trademark--

AIMinvestments.com             I-VIHSC-QTR-1 3/05           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                MARKET
                                                                              SHARES            VALUE
---------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--64.97%

BIOTECHNOLOGY--14.88%

Amgen Inc.                                               (a)                  318,100     $    18,516,601
---------------------------------------------------------------------------------------------------------
Corgentech Inc.                                          (a)(b)                67,200             155,904
---------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.                             (a)                  507,000           5,384,340
---------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                    (a)                  233,600           8,362,880
---------------------------------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc.                            (a)                  337,000             936,860
---------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.                               (a)(b)                59,470             230,149
---------------------------------------------------------------------------------------------------------
Nabi Biopharmaceuticals                                  (a)                  120,100           1,498,848
---------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.                                (a)                   89,200           3,687,528
---------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc.                                (a)                  520,900           8,329,191
=========================================================================================================
                                                                                               47,102,301
=========================================================================================================

HEALTH CARE EQUIPMENT--17.52%

ATS Medical, Inc.                                        (a)                  191,000             697,150
---------------------------------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                              16,900           1,150,552
---------------------------------------------------------------------------------------------------------
Baxter International Inc.                                                      29,900           1,016,002
---------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                        22,400           1,308,608
---------------------------------------------------------------------------------------------------------
Boston Scientific Corp.                                  (a)                  143,000           4,188,470
---------------------------------------------------------------------------------------------------------
Cytyc Corp.                                              (a)                   15,300             352,053
---------------------------------------------------------------------------------------------------------
EPIX Pharmaceuticals Inc.                                (a)                   38,000             266,000
---------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.                     (a)                   44,500           2,532,940
---------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                 169,400          12,518,660
---------------------------------------------------------------------------------------------------------
IntraLase Corp.                                          (a)                   51,700             865,458
---------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                                   (a)                   26,500           1,580,725
---------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                               194,900           9,930,155
---------------------------------------------------------------------------------------------------------
SonoSite, Inc.                                           (a)                  153,700           3,993,126
---------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                                   (a)                  276,000           9,936,000
---------------------------------------------------------------------------------------------------------
Thermo Electron Corp.                                    (a)                   25,900             655,011
---------------------------------------------------------------------------------------------------------
Varian Inc.                                              (a)                   64,000           2,424,960
---------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                             (a)                   18,700             641,036
---------------------------------------------------------------------------------------------------------
Vnus Medical Technologies                                (a)(b)                67,200             778,176
---------------------------------------------------------------------------------------------------------
Waters Corp.                                             (a)                   17,500             626,325
=========================================================================================================
                                                                                               55,461,407
=========================================================================================================

HEALTH CARE FACILITIES--3.80%

Community Health Systems Inc.                            (a)                  264,000           9,216,240
---------------------------------------------------------------------------------------------------------
HCA Inc.                                                                       32,400           1,735,668
---------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.                                    (a)                    5,000             250,500
---------------------------------------------------------------------------------------------------------
Universal Health Services, Inc.-Class B                                        15,800             827,920
=========================================================================================================
                                                                                               12,030,328
=========================================================================================================



I-VIHSC-QTR-1                        F-1

                                                                                                MARKET
                                                                              SHARES            VALUE
---------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES--3.28%

Caremark Rx, Inc.                                        (a)                   88,000     $     3,500,640
---------------------------------------------------------------------------------------------------------
DaVita, Inc.                                             (a)                   31,600           1,322,460
---------------------------------------------------------------------------------------------------------
HMS Holdings Corp.                                       (a)                  196,000           1,450,400
---------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                 (a)                   85,200           4,127,940
=========================================================================================================
                                                                                               10,401,440
=========================================================================================================

HEALTH CARE SUPPLIES--1.11%

Advanced Medical Optics, Inc.                            (a)                   20,500             742,305
---------------------------------------------------------------------------------------------------------
DENTSPLY International Inc.                                                    13,000             707,330
---------------------------------------------------------------------------------------------------------
Gen-Probe Inc.                                           (a)                    1,100              49,016
---------------------------------------------------------------------------------------------------------
Symmetry Medical Inc.                                    (a)                  106,000           2,016,120
=========================================================================================================
                                                                                                3,514,771
=========================================================================================================

MANAGED HEALTH CARE--2.84%

Aetna Inc.                                                                     20,000           1,499,000
---------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.                          (a)                  128,700           7,325,604
---------------------------------------------------------------------------------------------------------
WellPoint Inc.                                           (a)                    1,300             162,955
=========================================================================================================
                                                                                                8,987,559
=========================================================================================================

PHARMACEUTICALS--21.54%

Bristol-Myers Squibb Co.                                                       74,500           1,896,770
---------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                                (a)                  387,200          14,307,040
---------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                               6,000             402,960
---------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                             209,400          10,909,740
---------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                                           40,700           1,220,186
---------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.                                         (a)                   32,700             826,329
---------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                   683,100          17,945,037
---------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                                          25,900             583,268
---------------------------------------------------------------------------------------------------------
Wyeth                                                                         477,000          20,119,860
=========================================================================================================
                                                                                               68,211,190
=========================================================================================================

Total Domestic Common Stocks (Cost $210,391,020)                                              205,708,996
=========================================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--28.81%

CANADA--2.42%

QLT Inc. (Biotechnology)                                 (a)                  595,900           7,663,274
=========================================================================================================

DENMARK--1.57%

Novo Nordisk A.S.-Class B (Pharmaceuticals)              (c)                   89,500           4,980,357
=========================================================================================================

FRANCE--6.39%

Sanofi-Aventis-ADR (Pharmaceuticals)                                          477,700          20,225,818
=========================================================================================================

GERMANY--0.40%

Altana A.G. (Pharmaceuticals)                            (c)                    9,000             572,019
---------------------------------------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)                             (b)(c)                 9,500             677,438
=========================================================================================================
                                                                                                1,249,457
=========================================================================================================



 I-VIHSC-QTR-1                        F-2

                                                                                                MARKET
                                                                              SHARES            VALUE
---------------------------------------------------------------------------------------------------------
JAPAN--10.12%

Astellas Pharma Inc. (Pharmaceuticals)                        (c)             392,950     $    13,260,116
---------------------------------------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)                             (c)             431,300          14,609,995
---------------------------------------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd. (Pharmaceuticals)             (c)             145,000           2,051,560
---------------------------------------------------------------------------------------------------------
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)             (c)              22,000             471,715
---------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)              (c)              35,000           1,663,984
=========================================================================================================
                                                                                               32,057,370
=========================================================================================================

NETHERLANDS--0.22%

Akzo Nobel N.V.-ADR (Diversified Chemicals)                                    15,000             689,700
=========================================================================================================

SWITZERLAND--5.47%

Novartis A.G.-ADR (Pharmaceuticals)                                           124,000           5,800,720
---------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                          (b)(c)          107,500          11,522,161
=========================================================================================================
                                                                                               17,322,881
=========================================================================================================

UNITED KINGDOM--2.22%

Shire Pharmaceuticals Group PLC-ADR (Pharmaceuticals)                         205,000           7,027,400
=========================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $87,360,735)                                                                             91,216,257
=========================================================================================================

MONEY MARKET FUNDS--5.07%

Premier Portfolio-Institutional Class (Cost $16,065,936)      (d)          16,065,936          16,065,936
=========================================================================================================

TOTAL INVESTMENTS--98.85% (excluding investments purchased with
  cash collateral from securities loaned) (Cost $313,817,691)                                 312,991,189
=========================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--1.15%

Premier Portfolio-Institutional Class                         (d)(e)        3,652,793           3,652,793
=========================================================================================================

Total Money Market Funds (purchased with cash collateral
  from securities loaned) (Cost $3,652,793)                                                     3,652,793
=========================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $317,470,484)                                           $   316,643,982
_________________________________________________________________________________________________________
=========================================================================================================

     Investment Abbreviations:

     ADR - American Depositary Receipt

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at March 31, 2005.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $49,809,345, which represented 15.73% of the Fund's Total Investments. See
     Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part of this schedule.



I-VIHSC-QTR-1                         F-3

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may



I-VIHSC-QTR-1                          F-4
     include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.



I-VIHSC-QTR-1                         F-5

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                         MARKET                                          UNREALIZED        MARKET                        REALIZED
                         VALUE          PURCHASES       PROCEEDS        APPRECIATION       VALUE         DIVIDEND          GAIN
FUND                    12/31/04         AT COST       FROM SALES      (DEPRECIATION)     03/31/05        INCOME          (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional
Class*                $ 17,415,842     $ 55,248,12    $(56,598,032)    $         --     $ 16,065,93    $    113,541    $         --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                         MARKET                                          UNREALIZED       MARKET                         REALIZED
                         VALUE          PURCHASES       PROCEEDS        APPRECIATION      VALUE          DIVIDEND          GAIN
FUND                    12/31/04         AT COST       FROM SALES      (DEPRECIATION)    03/31/05         INCOME  **      (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional
Class*                $  3,476,275     $ 14,405,70    $(14,229,183)    $         --    $  3,652,793    $      1,941    $         --
===================================================================================================================================
   TOTAL              $ 20,892,117     $ 69,653,82    $(70,827,215)    $         --     $ 19,718,72    $    115,482    $         --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* On February 25, 2005, the Premier Portfolio investments were transferred from the original share class with no name designation to the newly structured share class designated as Institutional Class.

** Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At March 31, 2005, securities with an aggregate value of $3,494,833 were on loan to brokers. The loans were secured by cash collateral of $3,652,793 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $1,941 for securities lending transactions.



I-VIHSC-QTR-1                        F-6

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $33,259,707 and $49,165,320, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities              $    17,303,749
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (20,338,386)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities     $    (3,034,637)
________________________________________________________________________________________
========================================================================================

Cost of investments for tax purposes is $319,678,619


I-VIHSC-QTR-1                          F-7

                            AIM V.I. HIGH YIELD FUND
         Quarterly Schedule of Portfolio Holdings o March 31, 2005



AIMinvestments.com          VIHYI-QTR-1 3/05           A I M Advisors, Inc.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                              PRINCIPAL                    MARKET
                                                                                               AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES--95.46%

ADVERTISING--0.48%

Dex Media Inc., Unsec. Disc. Global  Notes, 9.00%, 11/15/13                     (a)(b)       $200,000                   $   153,000
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media Finance Co., Sr. Global Notes,
5.88%, 11/15/11                                                                 (b)           215,000                       207,475
===================================================================================================================================
                                                                                                                            360,475
===================================================================================================================================

AEROSPACE & DEFENSE--1.93%

Argo-Tech Corp., Sr. Unsec. Gtd. Global Notes, 9.25%, 06/01/11                  (b)           190,000                       205,675
-----------------------------------------------------------------------------------------------------------------------------------
Armor Holdings, Inc., Sr. Sub. Global Notes, 8.25%, 08/15/13                    (b)           200,000                       219,000
-----------------------------------------------------------------------------------------------------------------------------------
DRS Technologies Inc. Sr. Sub. Notes, 6.88%, 11/01/13
(Acquired 12/15/04; Cost $73,500)                                               (b)(c)         70,000                        70,700
-----------------------------------------------------------------------------------------------------------------------------------
DRS Technologies Inc., Sr. Unsec. Sub. Global Notes, 6.88%,
11/01/13                                                                        (b)           160,000                       161,600
-----------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., Notes, 6.75%, 02/01/15 (Acquired 01/27/05; Cost
$185,000)                                                                       (b)(c)        185,000                       179,450
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., Sr. Unsec. Gtd. Sub. Global Notes,
6.13%, 01/15/14                                                                 (b)           415,000                       407,737
-----------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp.-Series B, Sr. Global Notes, 9.00%,
07/15/11                                                                        (b)            80,000                        88,200
-----------------------------------------------------------------------------------------------------------------------------------
Standard Aero Holdings, Inc. Sr. Sub. Notes, 8.25%, 09/01/14
(Acquired 08/17/04; Cost $100,000)                                              (b)(c)        100,000                       103,500
===================================================================================================================================
                                                                                                                          1,435,862
===================================================================================================================================

AIR FREIGHT & LOGISTICS--0.36%

Park-Ohio Industries Inc., Sr. Sub. Notes, 8.38%, 11/15/14
(Acquired 11/19/04-12/07/04; Cost $280,875)                                     (b)(c)        280,000                       266,000
===================================================================================================================================

AIRLINES--1.05%

Continental Airlines, Inc., Notes, 8.00%, 12/15/05                              (b)           220,000                       217,800
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd. Notes, 8.88%, 06/01/06                 (b)           650,000                       560,625
===================================================================================================================================
                                                                                                                            778,425
===================================================================================================================================

ALTERNATIVE CARRIERS--0.62%

Embratel Participacoes S.A.-Series B (Brazil), Gtd. Global Notes,
11.00%, 12/15/08                                                                (b)           415,000                       460,650
===================================================================================================================================

VIHYI-QTR-1                           F-1

                                                                                                   PRINCIPAL             MARKET
                                                                                                    AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------------------------------
ALUMINUM--0.18%

Century Aluminum Co., Sr. Unsec. Gtd. Global Notes, 7.50%,
08/15/14                                                                        (b)               $  130,000           $   131,300
==================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.61%

Broder Brothers Co., Sr. Notes, 11.25%, 10/15/10 (Acquired
02/04/05; Cost $5,369)                                                          (b)(c)                 5,000                 5,500
----------------------------------------------------------------------------------------------------------------------------------
Broder Brothers Co., Sr. Unsec. Gtd. Global Notes,  11.25%,
10/15/10                                                                        (b)                  115,000               126,500
----------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., Sr. Floating Rate Notes,  7.73%, 04/01/12
(Acquired 03/07/05; Cost $70,000)                                               (b)(c)(d)(e)          70,000                68,950
----------------------------------------------------------------------------------------------------------------------------------
Warnaco Inc., Sr. Unsec. Global Notes, 8.88%, 06/15/13                          (b)                  235,000               253,212
==================================================================================================================================
                                                                                                                           454,162
==================================================================================================================================

AUTO PARTS & EQUIPMENT--1.21%

Accuride Corp., Sr. Sub. Notes, 8.50%, 02/01/15 (Acquired
01/26/05; Cost $185,000)                                                        (b)(c)               185,000               181,762
----------------------------------------------------------------------------------------------------------------------------------
Autocam Corp., Sr. Unsec. Gtd. Sub. Global Notes, 10.88%,
06/15/14                                                                        (b)                  115,000               101,200
----------------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., Sr. Unsec. Gtd. Notes, 10.00%, 11/01/13
(Acquired 10/20/03-09/23/04; Cost $276,000)                                     (b)(c)               280,000               259,000
----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive Inc.-Series B, Sr. Sec. Second Lien Global
Notes, 10.25%, 07/15/13                                                         (b)                   80,000                90,000
----------------------------------------------------------------------------------------------------------------------------------
TRW Automotive Inc., Sr. Global Notes, 9.38%, 02/15/13                          (b)                  249,000               268,920
==================================================================================================================================
                                                                                                                           900,882
==================================================================================================================================

BROADCASTING & CABLE TV--6.28%

Adelphia Communications Corp., Sr. Unsec. Notes, 10.88%,
10/01/10                                                                        (b)(f)             1,030,000               929,575
----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., Sr. Unsec. Sub. Global Notes,
7.75%, 12/15/12                                                                 (b)                  190,000               189,050
----------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp.-New York Group, Sr. Floating Rate
Notes, 6.67%, 04/01/09 (Acquired 03/30/04; Cost $305,000)                       (b)(c)(g)            305,000               324,825
----------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
Communications Holdings Capital Corp., Sr. Unsec. Global
Notes, 11.13%, 01/15/11                                                         (b)                  190,000               155,325
----------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
Communications Holdings Capital Corp., Sr. Unsec. Notes,
9.92%, 04/01/11                                                                 (b)                  140,000               108,500
----------------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp., Sr. Second Lien Notes,
8.00%, 04/30/12 (Acquired 05/11/04-07/09/04; Cost $270,988)                     (b)(c)               280,000               280,000
----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Unsub. Notes, 7.63%,
04/01/11                                                                        (b)                  395,000               411,787
----------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.75%,
10/01/08                                                                        (b)                  430,000               426,775
----------------------------------------------------------------------------------------------------------------------------------

VIHYI-QTR-1                           F-2

                                                                                              PRINCIPAL                    MARKET
                                                                                               AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Granite Broadcasting Corp., Sr. Sec. Global Notes, 9.75%,
12/01/10                                                                        (b)        $  365,000                   $   341,275
-----------------------------------------------------------------------------------------------------------------------------------
Knology, Inc., Sr. Unsec. PIK Notes, 12.00%, 11/30/09 (Acquired
05/15/03-12/02/04; Cost $325,574)                                               (b)(c)        221,877                       213,557
-----------------------------------------------------------------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr. Notes, 9.63%,
10/15/05                                                                        (b)(e)(f)     390,000                       220,350
-----------------------------------------------------------------------------------------------------------------------------------
Rainbow National Services, LLC, Sr. Notes, 8.75%, 09/01/12
(Acquired 08/13/04; Cost $323,125)                                              (b)(c)        325,000                       351,000
-----------------------------------------------------------------------------------------------------------------------------------
Videotron Ltee (Canada), Sr. Notes, 6.88%, 01/15/14 (Acquired
11/15/04; Cost $220,500)                                                        (b)(c)        210,000                       213,150
-----------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Sec. Global Notes, 12.00%, 06/15/10                (b)           429,000                       507,292
===================================================================================================================================
                                                                                                                          4,672,461
===================================================================================================================================

BUILDING PRODUCTS--1.07%

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes,
8.00%, 12/01/08                                                                 (b)           415,000                       427,450
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America-Series B, Sr. Unsec. Notes,
7.75%, 07/15/05                                                                 (b)           180,000                       181,800
-----------------------------------------------------------------------------------------------------------------------------------
NTK Holdings Inc., Sr. Disc. Notes, 10.75%, 03/01/14 (Acquired
02/10/05; Cost $68,350)                                                         (a)(b)(c)     110,000                        59,400
-----------------------------------------------------------------------------------------------------------------------------------
THL Buildco Inc. (Nortek Inc.), Sr. Unsec. Gtd. Sub. Global
Notes, 8.50%, 09/01/14                                                          (b)           130,000                       125,450
===================================================================================================================================
                                                                                                                            794,100
===================================================================================================================================

CASINOS & GAMING--3.53%

Aztar Corp., Sr. Sub. Global Notes, 7.88%, 06/15/14                             (b)           240,000                       257,400
-----------------------------------------------------------------------------------------------------------------------------------
Aztar Corp., Sr. Unsec. Sub. Global Notes, 9.00%, 08/15/11                      (b)           190,000                       205,200
-----------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Sub. Global Notes, 6.75%, 04/15/14                       (b)           400,000                       399,000
-----------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
7.00%, 03/01/14                                                                 (b)           695,000                       691,525
-----------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp., Sr. Notes, 6.38%, 02/15/15 (Acquired
02/03/05; Cost $163,497)                                                        (b)(c)        165,000                       155,925
-----------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming Inc., Sr. Sub. Notes, 6.75%, 03/01/15
(Acquired 02/24/05-02/25/05; Cost $255,325)                                     (b)(c)        250,000                       243,750
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
8.25%, 03/15/12                                                                 (b)           455,000                       459,550
-----------------------------------------------------------------------------------------------------------------------------------
Poster Financial Group Inc., Sr. Sec. Global Notes, 8.75%,
12/01/11                                                                        (b)           130,000                       135,850
-----------------------------------------------------------------------------------------------------------------------------------
Seneca Gaming Corp., Sr. Global Notes, 7.25%, 05/01/12                          (b)            80,000                        80,400
===================================================================================================================================
                                                                                                                          2,628,600
===================================================================================================================================

COMMODITY CHEMICALS--1.74%

Equistar Chemicals L.P./Equistar Funding Corp., Sr. Unsec. Gtd.
Global Notes, 10.13%, 09/01/08                                                  (b)           550,000                       607,750
-----------------------------------------------------------------------------------------------------------------------------------
Millennium America Inc., Sr. Unsec. Gtd. Global Notes, 9.25%,
06/15/08                                                                        (b)           502,000                       544,670
-----------------------------------------------------------------------------------------------------------------------------------
Montell Finance Co. B.V. (Netherlands), Unsec. Gtd. Deb.,
8.10%, 03/15/27 (Acquired 01/06/05; Cost $141,400)                              (b)(c)        140,000                       138,782
===================================================================================================================================
                                                                                                                          1,291,202
===================================================================================================================================

VIHYI-QTR-1                           F-3

                                                                                              PRINCIPAL                    MARKET
                                                                                               AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.03%

Lucent Technologies Inc., Unsec. Unsub. Global Deb., 6.45%,
03/01/29                                                                        (b)        $  235,000                   $   204,450
-----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd. (Canada), Sr. Global Notes, 6.13%,
02/15/06                                                                        (b)           350,000                       352,625
-----------------------------------------------------------------------------------------------------------------------------------
Superior Essex Communications LLC/Essex Group Inc., Sr.
Global Notes, 9.00%, 04/15/12                                                   (b)           205,000                       209,100
===================================================================================================================================
                                                                                                                            766,175
===================================================================================================================================

CONSTRUCTION & ENGINEERING--0.22%

Great Lakes Dredge & Dock Co., Sr. Unsec. Gtd. Sub. Global
Notes, 7.75%, 12/15/13                                                          (b)           195,000                       166,725
===================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.68%

Case New Holland Inc., Sr. Notes, 9.25%, 08/01/11 (Acquired
 07/29/03; Cost $192,075)                                                       (b)(c)        195,000                       208,650
-----------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., Sr. Notes, 6.25%, 03/01/12
(Acquired 02/23/05; Cost $290,000)                                              (b)(c)        290,000                       275,500
-----------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., Sr. Notes, 7.50%, 06/15/11                        (b)            55,000                        55,825
-----------------------------------------------------------------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 07/15/11                 (b)           530,000                       580,350
-----------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., Sr. Global Notes, 6.50%, 03/15/14                     (b)           530,000                       511,450
-----------------------------------------------------------------------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/31/13                     (b)           365,000                       365,000
===================================================================================================================================
                                                                                                                          1,996,775
===================================================================================================================================

CONSTRUCTION MATERIALS--0.67%

Goodman Global Holding Co., Inc., Sr. Sub. Notes, 7.88%,
12/15/12 (Acquired 12/15/04; Cost $70,000)                                      (b)(c)         70,000                        64,750
-----------------------------------------------------------------------------------------------------------------------------------
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/01/12
(Acquired 10/28/04; Cost $205,000)                                              (b)(c)        205,000                       203,975
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Concrete, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.38%,
04/01/14                                                                        (b)           225,000                       226,125
===================================================================================================================================
                                                                                                                            494,850
===================================================================================================================================

CONSUMER FINANCE--0.79%

Dollar Financial Group, Inc., Sr. Gtd. Global Notes, 9.75%,
11/15/11                                                                        (b)           555,000                       591,075
===================================================================================================================================

DISTILLERS & VINTNERS--0.36%

Constellation Brands, Inc.-Series B, Sr. Unsec. Gtd. Sub. Notes,
8.13%, 01/15/12                                                                 (b)           250,000                       267,500
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--0.62%

Coinmach Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 02/01/10                   (b)            70,000                        71,925
-----------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, Sr. Notes, 6.25%, 03/15/13
(Acquired 03/08/05; Cost $215,000)                                              (b)(c)(e)     215,000                       204,250
-----------------------------------------------------------------------------------------------------------------------------------

VIHYI-QTR-1                           F-4

                                                                                              PRINCIPAL                    MARKET
                                                                                               AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

Geo Group Inc. (The), Sr. Unsec. Global Notes, 8.25%, 07/15/13                  (b)           180,000                      $187,200
===================================================================================================================================
                                                                                                                            463,375
===================================================================================================================================

DIVERSIFIED METALS & MINING--0.18%

Massey Energy Co., Sr. Global Notes, 6.63%, 11/15/10                            (b)           130,000                       130,650
===================================================================================================================================

DRUG RETAIL--1.17%

Jean Coutu Group (PJC) Inc. (The) (Canada), Sr. Unsec. Global
Notes, 7.63%, 08/01/12                                                          (b)            60,000                        61,500
-----------------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC) Inc. (The) (Canada), Sr. Sub. Global
Notes, 8.50%, 08/01/14                                                          (b)           475,000                       463,719
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., Sr. Sec. Notes, 7.50%, 01/15/15 (Acquired
01/04/05; Cost $140,000)                                                        (b)(c)        140,000                       135,100
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., Sr. Unsec. Unsub. Notes, 7.13%, 01/15/07                        (b)           210,000                       211,050
===================================================================================================================================
                                                                                                                            871,369
===================================================================================================================================

ELECTRIC UTILITIES--4.03%

Allegheny Energy Supply Co., LLC, Unsec. Global Notes, 7.80%,
03/15/11                                                                        (b)           355,000                       370,975
-----------------------------------------------------------------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.-Series C, Sr. Sec.
Bonds, 7.16%, 01/15/14                                                          (b)           263,340                       271,899
-----------------------------------------------------------------------------------------------------------------------------------
Midwest Generation, LLC, Sr. Sec. Second Priority Global Notes,
8.75%, 05/01/34                                                                 (b)           315,000                       352,800
-----------------------------------------------------------------------------------------------------------------------------------
Midwest Generation, LLC-Series B, Global Asset-Backed Pass
Through Ctfs., 8.56%, 01/02/16                                                  (b)           635,000                       714,375
-----------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global Notes, 13.50%,
07/15/08                                                                        (b)           705,000                       849,525
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Gtd. Second Priority Notes, 8.00%,
12/15/13 (Acquired 12/17/03; Cost $413,000)                                     (b)(c)        413,000                       439,845
===================================================================================================================================
                                                                                                                          2,999,419
===================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.74%

Flextronics International Ltd. (Singapore), Sr. Sub. Global Notes,
6.50%, 05/15/13                                                                 (b)           345,000                       343,275
-----------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., Sr. Sec. Gtd. Global Notes, 10.38%,
01/15/10                                                                        (b)           120,000                       135,300
-----------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., Sub. Notes, 6.75%, 03/01/13 (Acquired
02/16/05; Cost $75,000)                                                         (b)(c)         75,000                        70,687
===================================================================================================================================
                                                                                                                            549,262
===================================================================================================================================

ENVIRONMENTAL SERVICES--0.68%

Allied Waste North America, Inc.-Series B, Sr. Sec. Gtd. Global
Notes, 8.50%, 12/01/08                                                          (b)           490,000                       508,375
===================================================================================================================================

VIHYI-QTR-1                           F-5

                                                                                             PRINCIPAL                    MARKET
                                                                                              AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.37%

IMC Global Inc., Sr. Unsec. Global Notes, 10.88%, 08/01/13                      (b)          $225,000                 $   266,625
-----------------------------------------------------------------------------------------------------------------------------------
IMC Global Inc.-Series B, Sr. Unsec. Gtd. Global Notes, 10.88%,
06/01/08                                                                        (b)             7,000                         8,085
===================================================================================================================================
                                                                                                                            274,710
===================================================================================================================================

FOOD RETAIL--0.18%

Ahold Finance USA, Inc., Sr. Unsec. Gtd. Unsub. Notes, 8.25%,
07/15/10                                                                        (b)           125,000                       137,187
===================================================================================================================================

FOREST PRODUCTS--0.58%

Ainsworth Lumber Co. Ltd. (Canada), Sr. Unsec. Global Notes,
6.75%, 03/15/14                                                                 (b)           100,000                        95,000
-----------------------------------------------------------------------------------------------------------------------------------
Ainsworth Lumber Co. Ltd. (Canada), Sr. Unsec. Yankee Notes,
6.75%, 03/15/14                                                                 (b)           250,000                       235,625
-----------------------------------------------------------------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global s
Notes, 7.75%, 11/15/13                                                          (b)           100,000                        99,500
===================================================================================================================================
                                                                                                                            430,125
===================================================================================================================================

GAS UTILITIES--0.35%

Inergy L.P./Inergy Finance Corp., Sr. Notes, 6.88%, 12/15/14
(Acquired 12/17/04; Cost $100,000)                                              (b)(c)        100,000                        97,250
-----------------------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., Sr. Global Notes, 7.75%, 05/15/13                           (b)            85,000                        89,037
-----------------------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., Sr. Unsec. Global Notes, 7.13%, 05/15/08                    (b)            75,000                        76,125
===================================================================================================================================
                                                                                                                            262,412
===================================================================================================================================

HEALTH CARE DISTRIBUTORS--0.12%

National Nephrology Associates, Inc., Sr. Sub. Notes, 9.00%,
11/01/11 (Acquired 10/16/03; Cost $80,000)                                      (b)(c)         80,000                        89,100
===================================================================================================================================

HEALTH CARE EQUIPMENT--1.13%

Fisher Scientific International Inc., Sr. Unsec. Sub. Global Notes,
8.13%, 05/01/12                                                                 (b)           337,000                       365,645
-----------------------------------------------------------------------------------------------------------------------------------
Medex, Inc., Sr. Sub. Global Notes, 8.88%, 05/15/13                             (b)           275,000                       312,812
-----------------------------------------------------------------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes, 9.88%, 12/01/09                   (b)           150,000                       162,750
===================================================================================================================================
                                                                                                                            841,207
===================================================================================================================================

HEALTH CARE FACILITIES--3.94%

Ardent Health Services Inc., Sr. Sub. Global Notes, 10.00%,
08/15/13                                                                        (b)            50,000                        59,750
-----------------------------------------------------------------------------------------------------------------------------------
Concentra Operating Corp., Sr. Unsec. Gtd. Sub. Notes, 9.13%,
06/01/12                                                                        (b)           115,000                       123,050
-----------------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., Sr. Sub. Global Notes, 8.00%,
10/15/13                                                                        (b)           160,000                       174,400
-----------------------------------------------------------------------------------------------------------------------------------
HCA Inc., Global Notes, 5.50%, 12/01/09                                         (b)           140,000                       139,110
-----------------------------------------------------------------------------------------------------------------------------------

VIHYI-QTR-1                           F-6

                                                                                             PRINCIPAL                    MARKET
                                                                                              AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES-(CONTINUED)

HCA Inc., Global Notes, 6.38%, 01/15/15                                         (b)       $    70,000                   $    69,977
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., Sr. Unsec. Global Notes, 8.38%,
10/01/11                                                                        (b)           720,000                       721,800
-----------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., Sr. Sub. Notes, 7.63%, 02/01/15 (Acquired
02/03/05; Cost $165,000)                                                        (b)(c)        165,000                       165,000
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., Sr. Notes, 9.88%, 07/01/14                              (b)            90,000                        93,825
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., Sr. Unsec. Notes, 6.38%, 12/01/11                       (b)           345,000                       320,850
-----------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., Sr. Unsec. Sub. Notes, 7.00%, 11/15/13                   (b)           545,000                       538,187
-----------------------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc., Sr. Unsec. Gtd. Sub.
Global Notes, 10.00%, 12/15/11                                                  (b)           470,000                       522,875
===================================================================================================================================
                                                                                                                          2,928,824
===================================================================================================================================

HEALTH CARE SERVICES--0.73%

Quintiles Transnational Corp., Sr. Unsec. Sub. Global Notes,
10.00%, 10/01/13                                                                (b)           250,000                       278,750
-----------------------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sub. Notes, 9.88%, 03/15/15 (Acquired
02/28/05; Cost $70,000)                                                         (b)(c)         70,000                        71,750
-----------------------------------------------------------------------------------------------------------------------------------
Team Health Inc., Sr. Sub. Global Notes, 9.00%, 04/01/12                        (b)           200,000                       196,000
===================================================================================================================================
                                                                                                                            546,500
===================================================================================================================================

HEALTH CARE SUPPLIES--0.27%

Inverness Medical Innovations, Inc., Sr. Sub. Global Notes,
8.75%, 02/15/12                                                                 (b)           195,000                       197,925
===================================================================================================================================

HOMEBUILDING--0.53%

Technical Olympic USA, Inc., Sr. Unsec. Gtd. Global Notes,
9.00%, 07/01/10                                                                 (b)           205,000                       213,712
-----------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
10.63%, 02/15/11                                                                (b)           170,000                       183,812
===================================================================================================================================
                                                                                                                            397,524
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--2.61%

Grupo Posadas S.A. de C.V. (Mexico), Sr. Notes, 8.75%,
10/04/11 (Acquired 09/27/04; Cost $250,000)                                     (b)(c)        250,000                       267,500
-----------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Global Notes, 7.50%,
10/15/13                                                                        (b)           465,000                       473,137
-----------------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr. Unsec. Gtd. Sub.
Global Notes, 8.88%, 08/15/11                                                   (b)           200,000                       216,000
-----------------------------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc.,  Sr. Global Notes, 8.88%, 03/15/11                  (b)           120,000                       130,200
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec. Global Notes,
8.00%, 05/15/10                                                                 (b)           120,000                       132,450
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec. Unsub. Global
Notes, 8.75%, 02/02/11                                                          (b)           450,000                       513,562
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., Sr. Gtd. Global
Notes, 7.88%, 05/01/12                                                          (b)           185,000                       204,887
===================================================================================================================================
                                                                                                                          1,937,736
===================================================================================================================================

VIHYI-QTR-1                           F-7

                                                                                             PRINCIPAL                    MARKET
                                                                                              AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEWARES & SPECIALTIES--0.38%

Ames True Temper Inc., Floating Rate Notes, 6.64%, 01/15/12
(Acquired 02/15/05; Cost $176,850)                                              (b)(c)(d)(e) $180,000                   $   165,600
-----------------------------------------------------------------------------------------------------------------------------------
Ames True Temper Inc., Sr. Sub. Global Notes, 10.00%, 07/15/12                  (b)           135,000                       115,425
===================================================================================================================================
                                                                                                                            281,025
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--0.34%

Polypore Inc., Sr. Sub. Global Notes, 8.75%, 05/15/12                           (b)           270,000                       255,150
===================================================================================================================================

INDUSTRIAL MACHINERY--0.67%

Aearo Co. Inc.,  Sr. Sub. Global Notes, 8.25%, 04/15/12                         (b)           140,000                       145,250
-----------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), Sr. Unsec. Gtd. Sub. Global Notes,
10.50%, 08/01/12                                                                (b)           143,000                       163,020
-----------------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc., Sr. Gtd. Sub. Global Notes, 6.88%,
05/01/14                                                                        (b)           180,000                       179,100
-----------------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., Sr. Notes, 7.38%, 08/01/08 (Acquired
10/20/03; Cost $8,700)                                                          (b)(c)         10,000                         9,600
===================================================================================================================================
                                                                                                                            496,970
===================================================================================================================================

INTEGRATED OIL & GAS--0.79%

Petrobras International Finance Co. (Cayman Islands), Sr. Unsec.
Unsub. Global Notes, 9.13%, 07/02/13                                            (b)           545,000                       587,237
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--3.43%

Citizens Communications Co., Sr. Notes, 6.25%, 01/15/13                         (b)           205,000                       193,725
-----------------------------------------------------------------------------------------------------------------------------------
LCI International, Inc., Sr. Notes, 7.25%, 06/15/07                             (b)           620,000                       587,450
-----------------------------------------------------------------------------------------------------------------------------------
Madison River Capital LLC/Madison River Finance Corp., Sr.
Unsec. Notes, 13.25%, 03/01/10                                                  (b)           500,000                       536,250
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., Unsec. Gtd. Global Notes, 7.00%,
08/03/09                                                                        (b)           280,000                       264,600
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., Unsec. Gtd. Global Notes, 7.25%,
02/15/11                                                                        (b)           100,000                        94,000
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International Inc., Sr. Notes, 7.75%,
02/15/11 (Acquired 01/30/04-05/12/04; Cost $564,753)                            (b)(c)        595,000                       584,587
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., Sr. Notes, 7.88%, 09/01/11 (Acquired 11/18/04;
Cost $301,000)                                                                  (b)(c)        280,000                       290,500
===================================================================================================================================
                                                                                                                          2,551,112
===================================================================================================================================

LEISURE FACILITIES--0.72%

Six Flags, Inc., Sr. Global Notes, 9.63%, 06/01/14                              (b)           290,000                       268,250
===================================================================================================================================
Universal City Development Partners, Ltd., Sr. Global Notes,
11.75%, 04/01/10                                                                (b)           170,000                       194,225
-----------------------------------------------------------------------------------------------------------------------------------

VIHYI-QTR-1                           F-8

                                                                                             PRINCIPAL                    MARKET
                                                                                              AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE FACILITIES-(CONTINUED)

Universal City Florida Holding Co. I/II, Sr. Notes,
8.38%, 05/01/10 (Acquired 12/02/04; Cost $70,000)                               (b)(c)       $  70,000                  $    71,750
===================================================================================================================================
                                                                                                                            534,225
===================================================================================================================================

MARINE--0.56%

Overseas Shipholding Group, Inc., Sr. Unsec. Global Notes,
8.25%, 03/15/13                                                                 (b)           265,000                       286,200
-----------------------------------------------------------------------------------------------------------------------------------
Stena A.B. (Sweden), Sr. Notes, 7.00%, 12/01/16                                 (b)           140,000                       131,600
===================================================================================================================================
                                                                                                                            417,800
===================================================================================================================================

METAL & GLASS CONTAINERS--4.22%

Constar International Inc., Sr. Sub. Notes, 11.00%, 12/01/12                    (b)           270,000                       268,650
-----------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A. (France), Sr. Sec. Second Lien
Global Notes, 9.50%, 03/01/11                                                   (b)           120,000                       132,000
-----------------------------------------------------------------------------------------------------------------------------------
Greif Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.88%, 08/01/12                  (b)           520,000                       564,200
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Notes, 6.75%,
12/01/14 (Acquired 11/23/04; Cost $175,000)                                     (b)(c)        175,000                       172,812
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Sec. Gtd. Global
Notes, 7.75%, 05/15/11                                                          (b)           215,000                       227,362
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Sec. Gtd. Global
Notes, 8.75%, 11/15/12                                                          (b)           375,000                       408,750
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Global
Notes, 8.25%, 05/15/13                                                          (b)           220,000                       234,850
-----------------------------------------------------------------------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd. Global Notes, 10.75%,
09/01/11                                                                        (b)           285,000                       316,350
-----------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., Sr. Sec. Disc. Global Notes, 11.13%, 06/15/09                     (a)(b)        435,000                       400,200
-----------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., Sr. Sec. Second Lien Global Notes, 11.13%,
09/01/09                                                                        (b)           210,000                       215,250
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Can Corp., Sr. Sec. Gtd. Global Notes, 10.88%, 07/15/10                    (b)           185,000                       195,175
===================================================================================================================================
                                                                                                                          3,135,599
===================================================================================================================================

MOVIES & ENTERTAINMENT--1.11%

AMC Entertainment Inc., Sr. Unsec. Sub. Global  Notes,  9.88%,
02/01/12                                                                        (b)           325,000                       344,500
-----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment Inc., Sr. Unsec. Sub. Global Notes, 8.00%,
03/01/14                                                                        (b)           125,000                       120,000
-----------------------------------------------------------------------------------------------------------------------------------
River Rock Entertainment Authority, Sr. Notes, 9.75%, 11/01/11                  (b)           130,000                       143,975
-----------------------------------------------------------------------------------------------------------------------------------
Warner Music Group, Sr. Sub. Global Notes, 7.38%, 04/15/14                      (b)           205,000                       213,712
===================================================================================================================================
                                                                                                                            822,187
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--6.91%

AES Corp. (The), Sr. Unsec. Unsub. Notes, 7.75%, 03/01/14                       (b)           965,000                     1,001,188
-----------------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19                       (b)           449,469                       505,652
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada), Sr. Unsec. Gtd.
Notes, 8.50%, 05/01/08                                                          (b)            85,000                        60,988
-----------------------------------------------------------------------------------------------------------------------------------

VIHYI-QTR-1                           F-9

                                                                                             PRINCIPAL                    MARKET
                                                                                              AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER-(CONTINUED)

Calpine Corp., Sr. Sec. Notes, 8.75%, 07/15/13 (Acquired
07/10/03-05/11/04; Cost $391,888)                                               (b)(c)       $415,000                   $   314,363
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Notes, 9.63%, 09/30/14 (Acquired
09/28/04; Cost $342,281)                                                        (b)(c)        345,000                       346,725
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., Sr. Unsec. Notes, 8.75%, 07/15/07                                (b)           780,000                       614,250
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Generating Co., Sec. Floating Rate Global Notes, 8.44%,
04/01/10                                                                        (b)(h)        395,000                       387,100
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., Sr. Global Notes, 7.75%, 08/01/10                             (b)            90,000                        94,500
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08                      (b)           280,000                       302,050
-----------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Sec. Gtd. Second Priority Notes,
10.13%, 07/15/13 (Acquired 08/01/03-08/25/03; Cost $301,310)                    (b)(c)        300,000                       330,000
-----------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Unsec. Unsub. Notes, 8.75%, 02/15/12                  (b)            95,000                        91,438
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation, LLC, Sr. Unsec. Notes, 7.63%,
05/01/06                                                                        (b)(e)(f)      85,000                        96,263
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy Inc., Sr. Sec. Global Notes, 9.25%, 07/15/10                     (b)           275,000                       295,625
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy Inc., Sr. Sec. Global Notes, 9.50%, 07/15/13                     (b)           255,000                       277,950
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy Inc., Sr. Sec. Notes, 6.75%, 12/15/14                            (b)           210,000                       196,875
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy Mid-Atlantic Power Holdings, LLC-Series B, Sr.
Unsec. Asset-Backed Pass Through Ctfs., 9.24%, 07/02/17                         (b)           190,553                       221,994
===================================================================================================================================
                                                                                                                          5,136,961
===================================================================================================================================

OFFICE ELECTRONICS--0.61%

Xerox Corp., Sr. Unsec. Notes, 7.63%, 06/15/13                                  (b)           435,000                       456,750
===================================================================================================================================

OIL & GAS DRILLING--0.23%

Parker Drilling Co., Sr. Floating Rate Global Notes, 7.66%,
09/01/10                                                                        (b)(d)        165,000                       173,250
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.91%

CHC Helicopter Corp. (Canada), Sr. Sub. Global Notes, 7.38%,
05/01/14                                                                        (b)           265,000                       259,369
-----------------------------------------------------------------------------------------------------------------------------------
Grant Prideco Escrow Corp., Sr. Unsec. Gtd. Global Notes,
9.00%, 12/15/09                                                                 (b)           260,000                       282,100
-----------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., Sr. Notes, 9.00%, 06/01/14                              (b)           115,000                       124,775
-----------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., Sr. Unsec. Gtd. Sub. Notes,  8.63%,
12/15/10                                                                        (b)           135,000                       145,125
-----------------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc., Sr. Notes, 6.38%, 05/01/13                           (b)           335,000                       326,625
-----------------------------------------------------------------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/11                        (b)           265,000                       285,538
===================================================================================================================================
                                                                                                                          1,423,532
===================================================================================================================================

VIHYI-QTR-1                           F-10

                                                                                             PRINCIPAL                    MARKET
                                                                                              AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--0.70%

Delta Petroleum Corp., Sr. Notes, 7.00%, 04/01/15 (Acquired
03/09/05; Cost $139,300)                                                        (b)(c)(e)    $140,000                   $   138,600
-----------------------------------------------------------------------------------------------------------------------------------
Paramount Resource Ltd.(Canada), Sr. Unsec. Unsub. Yankee
Notes, 8.50%, 01/31/13                                                          (b)           188,000                       189,880
-----------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., Sr. Unsec. Sub. Global Notes, 6.75%,
12/15/14                                                                        (b)            70,000                        68,950
-----------------------------------------------------------------------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Notes, 7.63%, 07/15/11                             (b)           120,000                       125,400
===================================================================================================================================
                                                                                                                            522,830
===================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--4.31%

CITGO Petroleum Corp., Sr. Unsec. Global Notes, 6.00%,
10/15/11                                                                        (b)           520,000                       520,000
-----------------------------------------------------------------------------------------------------------------------------------
El Paso CGP Co., Unsec. Notes, 7.75%, 06/15/10                                  (b)           550,000                       552,750
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec. Gtd. Global Notes,
7.75%, 06/01/13                                                                 (b)           225,000                       228,375
-----------------------------------------------------------------------------------------------------------------------------------
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Notes, 6.88%, 11/01/14 (Acquired 10/19/04-10/20/04; Cost
$372,388)                                                                       (b)(c)        370,000                       377,400
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners L.P./Pacific Energy Finance Corp., Sr.
Unsec. Global Notes, 7.13%, 06/15/14                                            (b)           160,000                       168,000
-----------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group Inc. (The), Sr. Unsec. Global Notes,
7.50%, 06/15/15                                                                 (b)           230,000                       241,500
-----------------------------------------------------------------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%, 07/15/11                                   (b)           495,000                       489,431
-----------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Sr. Unsec. Global Notes, 8.88%,
03/15/10                                                                        (b)            35,000                        37,931
-----------------------------------------------------------------------------------------------------------------------------------
United Refining Co., Sr. Unsec. Gtd. Global Notes, 10.50%,
08/15/12                                                                        (b)           435,000                       442,613
-----------------------------------------------------------------------------------------------------------------------------------
United Refining Co., Sr. Notes, 10.50%, 08/15/12 (Acquired
02/16/05; Cost $152,975)                                                        (b)(c)        145,000                       147,538
===================================================================================================================================
                                                                                                                          3,205,538
===================================================================================================================================

PACKAGED FOODS & MEATS--1.08%

Dean Foods Co., Sr. Unsec. Notes, 6.90%, 10/15/17                               (b)           115,000                       116,438
-----------------------------------------------------------------------------------------------------------------------------------
Del Monte Corp., Sr. Sub. Notes, 6.75%, 02/15/15 (Acquired
01/25/05; Cost $60,000)                                                         (b)(c)         60,000                        58,950
-----------------------------------------------------------------------------------------------------------------------------------
Del Monte Corp., Sr. Unsec. Sub. Global Notes, 8.63%, 12/15/12                  (b)           140,000                       152,250
-----------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., Sr. Unsec. Global Notes, 8.88%, 03/15/11                   (b)             9,360                        10,109
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., Sr. Sub. Global Notes, 8.25%,
12/01/13                                                                        (b)           295,000                       253,700
-----------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., Sr. Global Notes, 7.00%, 08/01/11                       (b)           210,000                       214,200
===================================================================================================================================
                                                                                                                            805,647
===================================================================================================================================

PAPER PACKAGING--0.34%

Jefferson Smurfit Corp., Sr. Unsec. Gtd. Unsub. Global Notes,
7.50%, 06/01/13                                                                 (b)           250,000                       250,000
===================================================================================================================================

VIHYI-QTR-1                           F-11

                                                                                             PRINCIPAL                    MARKET
                                                                                              AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PAPER PRODUCTS--3.04%

Bowater Inc., Global Notes, 6.50%, 06/15/13                                     (b)          $475,000                   $   456,000
-----------------------------------------------------------------------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Unsec. Global Notes, 7.25%,
02/15/13                                                                        (b)           445,000                       456,125
-----------------------------------------------------------------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd. Global Notes, 9.75%,
03/15/10                                                                        (b)           315,000                       326,025
-----------------------------------------------------------------------------------------------------------------------------------
Fraser Papers Inc. (Canada)., Sr. Notes, 8.75%, 03/15/15
(Acquired 03/10/05; Cost $215,000)                                              (b)(c)(e)     215,000                       203,175
-----------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Gtd. Global Notes, 7.38%, 07/15/08                   (b)           100,000                       105,250
-----------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Unsec. Gtd. Global Notes, 8.88%,
02/01/10                                                                        (b)           325,000                       364,000
-----------------------------------------------------------------------------------------------------------------------------------
Mercer International Inc., Sr. Global Notes, 9.25%, 02/15/13                    (b)           210,000                       198,450
-----------------------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc., Sr. Notes, 7.38%, 11/15/14 (Acquired
11/18/04; Cost $157,275)                                                        (b)(c)        155,000                       149,575
===================================================================================================================================
                                                                                                                          2,258,600
===================================================================================================================================

PERSONAL PRODUCTS--0.56%

Playtex Products, Inc., Sr. Sec. Global Notes, 8.00%, 03/01/11                  (b)           385,000                       416,763
===================================================================================================================================

PHARMACEUTICALS--0.79%

Athena Neurosciences Finance, LLC, Sr. Unsec. Unsub. Gtd.
Notes, 7.25%, 02/21/08                                                          (b)            95,000                        80,275
-----------------------------------------------------------------------------------------------------------------------------------
Elan Finance PLC/Elan Finance Corp. (Ireland), Sr. Notes,
7.75%, 11/15/11 (Acquired 11/10/04; Cost $70,000)                               (b)(c)         70,000                        52,850
-----------------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr. Unsec. Global Notes,
7.00%, 12/15/11                                                                 (b)           445,000                       451,675
===================================================================================================================================
                                                                                                                            584,800
===================================================================================================================================

PUBLISHING--0.25%

PRIMEDIA Inc., Sr. Global Notes, 8.00%, 05/15/13                                (b)           185,000                       187,313
===================================================================================================================================

RAILROADS--1.44%

Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.
(Mexico), Sr. Gtd. Yankee Notes, 10.25%, 06/15/07                               (b)           605,000                       638,275
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.
(Mexico), Sr. Unsec. Gtd. Yankee Deb., 11.75%, 06/15/09                         (b)           200,000                       200,124
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway, Sr. Unsec. Gtd. Global Notes,
9.50%, 10/01/08                                                                 (b)           210,000                       229,950
===================================================================================================================================
                                                                                                                          1,068,349
===================================================================================================================================

REAL ESTATE--2.16%

Host Marriott L.P., Sr. Notes, 6.38%, 03/15/15 (Acquired
03/03/05; Cost $250,000)                                                        (b)(c)(e)     250,000                       239,375
-----------------------------------------------------------------------------------------------------------------------------------
Host Marriott L.P., Sr. Unsec. Notes, 7.00%, 08/15/12 (Acquired
07/27/04; Cost $160,000)                                                        (b)(c)        160,000                       161,600
-----------------------------------------------------------------------------------------------------------------------------------

VIHYI-QTR-1                           F-12

                                                                                              PRINCIPAL                    MARKET
                                                                                               AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE-(CONTINUED)

Host Marriott L.P.-Series G, Sr. Gtd. Global Notes, 9.25%,
10/01/07                                                                        (b)          $175,000                   $   189,438
-----------------------------------------------------------------------------------------------------------------------------------
Host Marriott L.P.-Series I, Unsec. Gtd. Global Notes, 9.50%,
01/15/07                                                                        (b)           250,000                       266,250
-----------------------------------------------------------------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes, 6.50%, 12/15/13                         (b)           265,000                       269,489
-----------------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd. Global Notes, 9.13%,
01/15/11                                                                        (b)           350,000                       371,000
-----------------------------------------------------------------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Global
Notes, 8.75%, 05/01/09                                                          (b)           100,000                       108,500
===================================================================================================================================
                                                                                                                          1,605,652
===================================================================================================================================

REGIONAL BANKS--0.25%

Western Financial Bank, Unsec. Sub. Deb., 9.63%, 05/15/12                       (b)           170,000                       185,725
===================================================================================================================================

RESTAURANTS--0.46%

Landry's Restaurants, Inc., Sr. Notes, 7.50%, 12/15/14 (Acquired
12/15/04; Cost $350,000)                                                        (b)(c)        350,000                       343,875
===================================================================================================================================

SEMICONDUCTORS--1.43%

Advanced Micro Devices, Inc., Sr. Unsec. Notes, 7.75%,
11/01/12 (Acquired 10/22/04-01/11/05; Cost $340,000)                            (b)(c)        480,000                       474,000
-----------------------------------------------------------------------------------------------------------------------------------
MagnaChip Semiconductor S.A./MagnaChip Semiconductor
Finance Co., Sr. Sec. Notes, 6.88%, 12/15/11 (Acquired
12/16/04; Cost $105,000)                                                        (b)(c)        105,000                       106,575
-----------------------------------------------------------------------------------------------------------------------------------
MagnaChip Semiconductor S.A./MagnaChip Semiconductor
Finance Co., Sr. Sub. Notes, 8.00%, 12/15/14 (Acquired
12/16/04; Cost $70,000)                                                         (b)(c)         70,000                        72,100
-----------------------------------------------------------------------------------------------------------------------------------
Viasystems Inc., Sr. Unsec. Sub. Global Notes, 10.50%, 01/15/11                 (b)           415,000                       412,925
===================================================================================================================================
                                                                                                                          1,065,600
===================================================================================================================================

SPECIALTY CHEMICALS--3.05%

BCP Caylux Holdings Luxembourg S.C.A. (Luxembourg), Sr.
Sub. Notes, 9.63%, 06/15/14 (Acquired 06/03/04; Cost $140,000)                  (b)(c)        140,000                       160,300
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman Advanced Materials LLC, Sr. Sec. Second Lien Notes,
11.00%, 07/15/10 (Acquired 06/23/03; Cost $170,000)                             (b)(c)        170,000                       196,350
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Unsec. Gtd. Global Notes,
9.88%, 03/01/09                                                                 (b)           515,000                       556,200
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman LLC, Sr. Unsec. Gtd. Global Notes, 11.63%, 10/15/10                    (b)            80,000                        94,200
-----------------------------------------------------------------------------------------------------------------------------------
Nalco Co., Sr. Unsec. Sub. Global Notes, 8.88%, 11/15/13                        (b)           345,000                       371,738
-----------------------------------------------------------------------------------------------------------------------------------

VIHYI-QTR-1                           F-13

                                                                                              PRINCIPAL                    MARKET
                                                                                               AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS-(CONTINUED)

OM Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%,
12/15/11                                                                        (b)          $500,000                   $   520,000
-----------------------------------------------------------------------------------------------------------------------------------
Rhodia S.A. (France), Sr. Unsec. Global Notes, 7.63%, 06/01/10                  (b)           120,000                       121,800
-----------------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Unsec. Gtd. Global Notes, 8.75%,
07/15/11                                                                        (b)           228,000                       250,515
===================================================================================================================================
                                                                                                                          2,271,103
===================================================================================================================================

SPECIALTY STORES--1.99%

Boise Cascade LLC, Sr. Sub. Notes, 7.13%, 10/15/14 (Acquired
10/15/04; Cost $375,000)                                                        (b)(c)        375,000                       383,438
-----------------------------------------------------------------------------------------------------------------------------------
Couche-Tard U.S. L.P./Couche-Tard Finance Corp., Sr. Sub.
Global Notes, 7.50%, 12/15/13                                                   (b)           170,000                       178,925
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska Book Co., Inc., Sr. Unsec. Sub. Global Notes, 8.63%,
03/15/12                                                                        (b)           335,000                       327,463
-----------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), Sr. Sub. Global Notes, 7.75%, 02/15/14                      (b)           380,000                       387,600
-----------------------------------------------------------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack (The), Sr. Sub. Notes, 7.50%,
12/15/14                                                                        (b)           210,000                       202,650
===================================================================================================================================
                                                                                                                          1,480,076
===================================================================================================================================

STEEL--0.35%

IPSCO, Inc. (Canada), Sr. Global Notes, 8.75%, 06/01/13                         (b)           235,000                       262,025
===================================================================================================================================

TEXTILES--0.37%

INVISTA, Sr. Notes,  9.25%, 05/01/12 (Acquired 06/17/04-
07/20/04; Cost $253,563)                                                        (b)(c)        250,000                       273,125
===================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.45%

United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes,
6.50%, 02/15/12                                                                 (b)           345,000                       338,100
===================================================================================================================================

TRUCKING--0.56%

Laidlaw International Inc., Sr. Unsec. Gtd. Global Notes, 10.75%,
06/15/11                                                                        (b)           360,000                       414,000
===================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--6.96%

AirGate PCS, Inc., Sr. Sec. Floating Rate Notes, 6.41%, 10/15/11
(Acquired 10/07/04; Cost $105,000)                                              (b)(c)(d)     105,000                       107,625
-----------------------------------------------------------------------------------------------------------------------------------
AirGate PCS, Inc., Sr. Sec. Sub. Notes, 9.38%, 09/01/09                         (b)           181,300                       193,538
-----------------------------------------------------------------------------------------------------------------------------------
Alamosa (Delaware), Inc., Sr. Unsec. Gtd. Disc. Notes, 12.00%,
07/31/09                                                                        (a)(b)        327,000                       355,613
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., Sr. Unsec. Global Notes, 7.13%,
10/15/12 (Acquired 09/28/04; Cost $340,000)                                     (b)(c)(e)     340,000                       340,000
-----------------------------------------------------------------------------------------------------------------------------------

VIHYI-QTR-1                           F-14

                                                                                              PRINCIPAL                    MARKET
                                                                                               AMOUNT                       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Centennial Cellular Operating Co./Centennial Communications
Corp., Sr. Unsec. Gtd. Global Notes, 10.13%, 06/15/13                           (b)          $430,000                   $   478,375
-----------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., Sr. Global Notes, 9.38%,
08/01/11                                                                        (b)           300,000                       328,500
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Sr. Global Notes, 8.88%,
10/01/13                                                                        (b)           265,000                       212,000
-----------------------------------------------------------------------------------------------------------------------------------
Innova S. de R.L. (Mexico), Unsec. Global Notes, 9.38%,
09/19/13                                                                        (b)           560,000                       627,200
-----------------------------------------------------------------------------------------------------------------------------------
iPCS Escrow Co., Sr. Unsec. Global Notes, 11.50%, 05/01/12                      (b)           145,000                       163,850
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec. Notes, 5.95%, 03/15/14                  (b)           330,000                       330,000
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., Sr. Global Notes, 8.13%, 07/01/11                        (b)           250,000                       266,250
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless Communications, Inc. (Canada), Sr. Sec. Global
Notes, 7.25%, 12/15/12                                                          (b)           175,000                       180,688
-----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., Sr. Unsec. Global Notes, 9.88%, 02/01/10                  (b)           260,000                       263,900
-----------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., Sr. Notes, 8.50%, 12/01/12
(Acquired 12/01/04; Cost $140,000)                                              (b)(c)        140,000                       146,650
-----------------------------------------------------------------------------------------------------------------------------------
SBA Telecommunications Inc./SBA Communications Corp., Sr.
Unsec. Disc. Global Notes, 9.75%, 12/15/11                                      (a)(b)        565,000                       490,138
-----------------------------------------------------------------------------------------------------------------------------------
Telcordia Technologies, Inc. Sr. Sub. Notes, 10.00%, 03/15/13
(Acquired 03/11/05; Cost $145,000)                                              (b)(c)(e)     145,000                       144,275
-----------------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Notes, 9.88%, 03/01/11 (Acquired
09/29/04; Cost $72,450)                                                         (b)(c)         70,000                        77,700
-----------------------------------------------------------------------------------------------------------------------------------
US Unwired Inc., Sr. Sec. Floating Rate Global Notes, 7.26%,
06/15/10                                                                        (b)(d)        190,000                       197,125
-----------------------------------------------------------------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Sec. Second Priority Global Notes,
10.00%, 06/15/12                                                                (b)            65,000                        72,475
-----------------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., Sr. Unsec. Global Notes, 9.25%,
07/15/13                                                                        (b)           175,000                       199,500
===================================================================================================================================
                                                                                                                          5,175,402
===================================================================================================================================

Total Bonds & Notes (Cost $68,928,737)                                                                                   71,009,240
===================================================================================================================================

                                                                                               SHARES
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS--3.48%

BROADCASTING & CABLE TV--0.55%

ONO Finance PLC (United Kingdom)-Wts., expiring 05/31/09                        (i)               550                             0
-----------------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.                                                           (k)            21,941                       390,330
-----------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Inc.-Wts., expiring 03/15/10                                 (b)(i)            230                        16,366
===================================================================================================================================
                                                                                                                            406,696
===================================================================================================================================

CONSTRUCTION MATERIALS--0.00%

Dayton Superior-Wts., expiring 06/15/09 (Acquired 08/07/00;
Cost $0)                                                                        (b)(c)(e)(i)      220                             0
===================================================================================================================================

VIHYI-QTR-1                           F-15

                                                                                                                          MARKET
                                                                                               SHARES                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES--0.00%

Travelcenters of America Inc.-Wts., expiring 05/01/09 (Acquired
01/29/01; Cost $0)                                                              (b)(c)(e)(i)      300                   $       375
-----------------------------------------------------------------------------------------------------------------------------------
Travelcenters of America Inc.-Wts., expiring 05/01/09                           (b)(i)            100                           125
===================================================================================================================================
                                                                                                                                500
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.67%

McLeodUSA Inc.-Wts., expiring 04/16/07                                          (i)             8,399                           151
-----------------------------------------------------------------------------------------------------------------------------------
NTELOS Inc. (Acquired 04/10/03-09/10/03; Cost $1,612,500)                       (c)(e)(j)      13,772                       495,792
-----------------------------------------------------------------------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired 07/21/00-
11/15/00; Cost $9,735)                                                          (c)(e)(h)(j)    1,050                             0
===================================================================================================================================
                                                                                                                            495,943
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--1.04%

AES Trust VII-$3.00 Conv. Pfd.                                                                 15,750                       771,750
===================================================================================================================================

PUBLISHING--0.32%

PRIMEDIA Inc.-Series D, 10.00% Pfd.                                             (b)             2,330                       238,243
===================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.90%

Alamosa Holdings, Inc.-Series B, $18.75 Conv. Pfd.                              (b)               349                       308,544
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.-Wts., expiring 08/01/08 (Acquired
01/22/03-04/29/03; Cost $46,375)                                                (b)(c)(e)(i)      735                       188,840
-----------------------------------------------------------------------------------------------------------------------------------
Horizon PCS Inc.-Class A                                                        (k)             1,984                        51,589
-----------------------------------------------------------------------------------------------------------------------------------
Horizon PCS Inc.-Wts., expiring 01/15/11 (Acquired 05/02/01;
Cost $0)                                                                        (e)(c)(i)(k)      500                             0
-----------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc.                                                                      (k)                 0                       122,608
-----------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired 01/19/01; Cost $0)                 (c)(e)(i)(j)      100                             0
-----------------------------------------------------------------------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11 (Acquired 08/24/01-
09/04/01; Cost $2,600)                                                          (c)(e)(i)(j)      240                             0
-----------------------------------------------------------------------------------------------------------------------------------
Ubiqui Tel Operating Co.-Wts., expiring 04/15/10 (Acquired
08/10/00; Cost $72,450)                                                         (c)(e)(i)(j)      300                             0
===================================================================================================================================
                                                                                                                            671,581
===================================================================================================================================

Total Stocks & Other Equity Interests (Cost $1,934,260)                                                                   2,584,713
===================================================================================================================================

                                                                                             PRINCIPAL
                                                                                              AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
BUNDLED SECURITIES--1.06%

Targeted Return Index Securities Trust-Series HY 2004-I, Sec.
Bonds, 8.21%, 08/01/15 (Acquired 02/16/05; Cost $824,385)
(Cost $823,861)                                                                 (b)(c)       $757,074                       787,780
===================================================================================================================================

VIHYI-QTR-1                           F-16

                                                                                                                          MARKET
                                                                                               SHARES                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--0.00%

Liquid Assets Portfolio-Institutional Class                                     (l)               440                   $       440
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                                        (l)               440                           440
===================================================================================================================================

Total Money Market Funds (Cost $880)                                                                                            880
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $71,687,738)                                                                          $74,382,613
___________________________________________________________________________________________________________________________________
===================================================================================================================================


     Investment Abbreviations:

     Conv.              Convertible
     Ctfs.              Certificates
     Deb.               Debentures
     Disc.              Discounted
     Gtd.               Guaranteed
     Pfd.               Preferred
     PIK                Payment in Kind
     Sec.               Secured
     Sr.                Senior
     Sub.               Subordinated
     Unsec.             Unsecured
     Unsub.             Unsubordinated
     Wts.               Warrants

     Notes to Schedule of Investments:

(a) Discounted note at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at March 31, 2005 was $72,665,239, which represented 97.69% of the Fund's Total Investments. See Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $13,522,408, which represented 18.18% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Interest rate is redetermined quarterly. Rate shown is the rate in effect on March 31, 2005.

(e) Security considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at March 31, 2005 was $2,505,845, which represented 3.37% of the Fund's Total Investments.

(f) Defaulted security. Adelphia Communications Corp. has filed for protection under Chapter 11 of the U.S. Bankruptcy Code. Pegasus Communications Corp. and Mirant Americas Generation, LLC are in default with respect to interest payments. The aggregate market value of these securities at March 31, 2005 was $1,361,950, which represented 1.83% of the Fund's Total Investments.

(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2005.

(h) Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2005.

(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.


VIHYI-QTR-1                           F-17

(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at March 31, 2005 was $495,798, which represented 0.67% of the Fund's Total Investments. See Note 1A.

(k)  Non-income producing security.

(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


     See accompanying notes which are an integral part of this schedule.


VIHYI-QTR-1                           F-18

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be

VIHYI-QTR-1                           F-19
     considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

VIHYI-QTR-1                           F-20

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            MARKET                                        UNREALIZED       MARKET
                            VALUE       PURCHASES      PROCEEDS          APPRECIATION      VALUE        DIVIDEND          REALIZED
FUND                       12/31/04      AT COST      FROM SALES        (DEPRECIATION)    03/31/05       INCOME          GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class                      $3,812,208   $10,193,751   $(14,005,519)     $          --     $      440       $ 17,596        $     --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class         3,812,208    10,193,751    (14,005,519)                --            440         18,045              --
===================================================================================================================================
   TOTAL                   $7,624,416   $20,387,502   $(28,011,038)     $          --      $     880       $ 35,641        $     --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $14,269,046 and $26,290,617, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     Receivable for investments matured represents the estimated proceeds to the Fund by Adelphia Communications Corp., which is in default with respect to the principal payments on $135,000 par value, Series B Senior Unsecured Notes, 9.25%, which was due October 1, 2002 and $600,000 par value, Senior Unsecured Notes, 9.50%, which was due March 1, 2005. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $  3,774,926
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (1,269,454)
================================================================================
Net unrealized appreciation of investment securities               $  2,505,472
________________________________________________________________________________
================================================================================

Cost of investments for tax purposes is $71,877,141.

VIHYI-QTR-1                           F-21

                       AIM V.I. INTERNATIONAL GROWTH FUND
            Quarterly Schedule of Porfolio Holdings o March 31, 2005


AIMinvestments.com             VIIGR-QTR-1 3/05             A I M Advisors, Inc.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                     MARKET
                                                                                                    SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS--86.73%

AUSTRALIA--3.36%

BHP Billiton Ltd. (Diversified Metals & Mining)                                   (a)               390,900      $  5,450,068
-----------------------------------------------------------------------------------------------------------------------------
Brambles Industries Ltd. (Diversified Commercial Services)                        (a)(b)            310,600         1,906,052
-----------------------------------------------------------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Soft Drinks)                                               (a)               363,000         2,402,584
-----------------------------------------------------------------------------------------------------------------------------
Promina Group Ltd. (Property & Casualty Insurance)                                (a)               485,900         1,853,042
-----------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty Insurance)                          (a)(b)            181,500         2,086,462
=============================================================================================================================
                                                                                                                   13,698,208
=============================================================================================================================

AUSTRIA--1.07%

Bank Austria Creditanstalt (Diversified Banks)                                    (a)(b)             21,960         2,163,282
-----------------------------------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen A.G. (Diversified Banks)              (a)                42,300         2,212,056
=============================================================================================================================
                                                                                                                    4,375,338
=============================================================================================================================

BELGIUM--1.14%

KBC Group N.V. (Diversified Banks)                                                (a)                55,185         4,651,662
=============================================================================================================================

BERMUDA--0.65%

Esprit Holdings Ltd. (Apparel Retail)                                             (a)               391,500         2,669,105
=============================================================================================================================

BRAZIL--0.65%

Companhia de Bebidas das Americas-ADR (Brewers)                                                      92,300         2,666,547
=============================================================================================================================

CANADA--5.92%

Canadian National Railway Co. (Railroads)                                                            62,250         3,930,035
-----------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)                                 43,200         2,451,935
-----------------------------------------------------------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration & Production)                                                    39,400         2,783,265
-----------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health Insurance)                                                  101,900         4,866,023
-----------------------------------------------------------------------------------------------------------------------------
Power Corp. of Canada (Other Diversified Financial Services)                                         78,000         1,932,989
-----------------------------------------------------------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)                                                               69,900         2,332,794
-----------------------------------------------------------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail) (Acquired 11/18/03; Cost $533,415)         (c)(d)(e)          25,000           834,332
-----------------------------------------------------------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)                                                          125,200         5,044,856
=============================================================================================================================
                                                                                                                   24,176,229
=============================================================================================================================



VIIGR-QTR-1                           F-1

                                                                                                                     MARKET
                                                                                                    SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
FRANCE--9.94%

BNP Paribas S.A. (Diversified Banks)                                              (a)                71,490      $  5,068,843
-----------------------------------------------------------------------------------------------------------------------------
Bouygues S.A. (Wireless Telecommunication Services)                               (a)(b)             66,700         2,643,321
-----------------------------------------------------------------------------------------------------------------------------
Lafarge S.A. (Construction Materials)                                             (a)(d)             24,824         2,405,335
-----------------------------------------------------------------------------------------------------------------------------
Pernod Ricard  (Distillers & Vintners)                                            (a)(b)             26,697         3,726,458
-----------------------------------------------------------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)                                           (a)(b)(d)          32,800         2,929,208
-----------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)                                                  (a)                38,700         3,267,885
-----------------------------------------------------------------------------------------------------------------------------
Societe Generale (Diversified Banks)                                              (a)(d)             43,600         4,532,753
-----------------------------------------------------------------------------------------------------------------------------
Technip S.A. (Oil & Gas Equipment & Services) (Acquired 12/16/04-12/20/2004;
Cost $1,816,177)                                                                  (a)(b)(c)          10,200         1,700,422
-----------------------------------------------------------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)                                                 (a)                34,505         8,075,592
-----------------------------------------------------------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)                                           (a)                43,210         6,227,582
=============================================================================================================================
                                                                                                                   40,577,399
=============================================================================================================================

GERMANY--4.04%

Adidas-Salomon A.G. (Apparel, Accessories & Luxury Goods)                         (a)                26,050         4,131,213
-----------------------------------------------------------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)                                                 (a)                54,700         4,240,413
-----------------------------------------------------------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)                                                   (a)(d)             43,000         1,922,815
-----------------------------------------------------------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)                                                      (a)(b)(d)          29,214         2,083,227
-----------------------------------------------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear) (Acquired 10/08/03-02/15/05;
Cost $2,759,823)                                                                  (a)(b)(c)(d)       16,379         4,098,629
=============================================================================================================================
                                                                                                                   16,476,297
=============================================================================================================================

GREECE--1.99%

Alpha Bank A.E. (Diversified Banks)                                               (a)(d)             53,500         1,805,393
-----------------------------------------------------------------------------------------------------------------------------
EFG Eurobank Ergasias (Diversified Banks)                                         (a)                61,300         1,884,930
-----------------------------------------------------------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming) (Acquired 04/02/04-08/27/04; Cost $2,704,227)        (a)(c)            152,600         4,440,882
=============================================================================================================================
                                                                                                                    8,131,205
=============================================================================================================================

HONG KONG--1.45%

Cheung Kong (Holdings) Ltd. (Real Estate Management & Development)                (a)               224,000         1,983,693
-----------------------------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial Conglomerates)                                 (a)               248,000         2,102,920
-----------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate Management & Development)               (a)               202,000         1,828,126
=============================================================================================================================
                                                                                                                    5,914,739
=============================================================================================================================

HUNGARY--1.26%

OTP Bank Rt. (Diversified Banks)                                                  (a)               150,900         5,148,740
=============================================================================================================================
INDIA--2.68%

Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)                                 105,264         1,751,227
-----------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting & Other Services)                        (a)               121,880         6,241,748
-----------------------------------------------------------------------------------------------------------------------------
Tata Consultancy Services (IT Consulting & Other Services)                        (a)                89,800         2,946,792
=============================================================================================================================
                                                                                                                   10,939,767
=============================================================================================================================


VIIGR-QTR-1                           F-2

                                                                                                                     MARKET
                                                                                                    SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.01%

PT Lippo Bank Tbk (Diversified Banks)                                             (a)(d)            228,137       $    18,994
=============================================================================================================================

IRELAND--2.44%

Anglo Irish Bank Corp. PLC (Diversified Banks)                                    (a)               267,871         6,696,017
-----------------------------------------------------------------------------------------------------------------------------
CRH PLC (Construction Materials)                                                  (a)               124,220         3,263,644
=============================================================================================================================
                                                                                                                    9,959,661
=============================================================================================================================

ISRAEL--0.84%

Teva Pharmaceutical Industries Ltd.-ADR (Pharmaceuticals)                         (b)               111,100         3,444,100
=============================================================================================================================

ITALY--4.51%

Banca Intesa S.p.A. (Diversified Banks)                                           (a)               540,500         2,745,468
-----------------------------------------------------------------------------------------------------------------------------
Banco Popolare di Verona e Novara Scrl (Diversified Banks)                        (a)               104,800         1,956,107
-----------------------------------------------------------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)                                                 (a)(d)            288,800         7,503,511
-----------------------------------------------------------------------------------------------------------------------------
Mediaset S.p.A. (Broadcasting & Cable TV)                                         (a)(d)            432,100         6,211,879
=============================================================================================================================
                                                                                                                   18,416,965
=============================================================================================================================

JAPAN--12.73%

Astellas Pharma Inc. (Pharmaceuticals)                                            (a)               111,800         3,772,696
-----------------------------------------------------------------------------------------------------------------------------
Canon Inc. (Office Electronics)                                                   (a)                59,600         3,184,387
-----------------------------------------------------------------------------------------------------------------------------
Daiwa House Industry Co., Ltd. (Homebuilding)                                     (a)(b)            189,000         2,164,856
-----------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd. (Industrial Machinery)                                                 (a)                48,500         3,022,365
-----------------------------------------------------------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment Manufacturers)                                   (a)(b)             41,800         4,588,677
-----------------------------------------------------------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals)                                                   (a)                94,700         1,863,449
-----------------------------------------------------------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment Manufacturers)                                (a)                18,300         4,227,348
-----------------------------------------------------------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment Manufacturers)                                  (a)                19,400         2,409,411
-----------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile Manufacturers)                                 (a)(b)            165,100         1,686,974
-----------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)                                           (a)                43,800         2,289,016
-----------------------------------------------------------------------------------------------------------------------------
OMRON Corp. (Electronic Equipment Manufacturers)                                  (a)                76,000         1,656,331
-----------------------------------------------------------------------------------------------------------------------------
ORIX Corp. (Consumer Finance)                                                     (a)                14,500         1,847,375
-----------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co., Ltd. (Homebuilding)                                         (a)(b)            287,000         2,079,562
-----------------------------------------------------------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)                                                  (a)                14,900         1,679,578
-----------------------------------------------------------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile Manufacturers)                                     (a)                93,000         1,659,841
-----------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)                                  (a)(b)             81,300         3,865,197
-----------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)                                     (a)(b)            114,600         4,247,701
-----------------------------------------------------------------------------------------------------------------------------
Trend Micro Inc. (Application Software)                                           (a)                80,300         3,428,730
-----------------------------------------------------------------------------------------------------------------------------
Yamaha Motor Co., Ltd (Motorcycle Manufacturers)                                  (a)               134,700         2,300,116
=============================================================================================================================
                                                                                                                   51,973,610
=============================================================================================================================



VIIGR-QTR-1                           F-3

                                                                                                                     MARKET
                                                                                                    SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
MEXICO--1.95%

America Movil S.A. de C.V.-Series L-ADR (Wireless Telecommunication Services)                        71,836      $  3,706,738
-----------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable TV)                                                    24,400         1,434,720
-----------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V (Hypermarkets & Super Centers)                             800,300         2,808,196
=============================================================================================================================
                                                                                                                    7,949,654
=============================================================================================================================

NETHERLANDS--1.77%

DSM N.V. (Specialty Chemicals)                                                    (a)                28,000         1,971,866
-----------------------------------------------------------------------------------------------------------------------------
Royal Numico N.V. (Packaged Foods & Meats)                                        (a)(d)             50,400         2,062,030
-----------------------------------------------------------------------------------------------------------------------------
TPG N.V. (Air Freight & Logistics)                                                (a)               112,800         3,204,115
=============================================================================================================================
                                                                                                                    7,238,011
=============================================================================================================================

NORWAY--0.70%

Telenor A.S.A. (Integrated Telecommunication Services)                            (a)               317,000         2,852,903
=============================================================================================================================

SINGAPORE--1.88%

DBS Group Holdings Ltd. (Diversified Banks)                                       (a)               193,000         1,740,282
-----------------------------------------------------------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial Conglomerates)                                      (a)               380,000         2,506,013
-----------------------------------------------------------------------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)                                                (a)               201,000         1,446,026
-----------------------------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified Banks)                                     (a)               228,001         1,987,736
=============================================================================================================================
                                                                                                                    7,680,057
=============================================================================================================================

SOUTH AFRICA--0.49%

Standard Bank Group Ltd. (Diversified Banks)                                      (a)               197,581         1,987,651
=============================================================================================================================

SOUTH KOREA--1.72%

Hana Bank (Diversified Banks)                                                     (a)                73,400         2,013,927
-----------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic Equipment Manufacturers)                (a)                 5,760         2,833,498
-----------------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co., Ltd. (Diversified Banks)                             (a)                82,000         2,188,318
=============================================================================================================================
                                                                                                                    7,035,743
=============================================================================================================================

SPAIN--1.82%

Grupo Ferrovial, S.A. (Construction & Engineering)                                (a)                41,000         2,321,252
-----------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel Retail)                                 (a)(b)(d)         114,325         3,416,840
-----------------------------------------------------------------------------------------------------------------------------
Telefonica, S.A. (Integrated Telecommunication Services)                          (a)(b)             97,500         1,692,517
=============================================================================================================================
                                                                                                                    7,430,609
=============================================================================================================================

SWEDEN--2.51%

Assa Abloy A.B.-Class B (Building Products)                                       (a)(b)(d)         174,250         2,466,573
-----------------------------------------------------------------------------------------------------------------------------
Nordea Bank A.B. (Diversified Banks)                                              (a)(d)            186,000         1,879,098
-----------------------------------------------------------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm Machinery & Heavy Trucks)                 (a)               132,580         5,878,007
=============================================================================================================================
                                                                                                                   10,223,678
=============================================================================================================================




VIIGR-QTR-1                           F-4

                                                                                                                     MARKET
                                                                                                    SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
SWITZERLAND--5.36%

Compagnie Financiere Richemont A.G.-Class A (Apparel, Accessories
& Luxury Goods)                                                                   (a)(d)(f)         115,200      $  3,620,102
-----------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                                              (a)                37,010         3,966,839
-----------------------------------------------------------------------------------------------------------------------------
Swatch Group A.G. (The)-Class B (Apparel, Accessories & Luxury Goods)             (a)(d)             13,270         1,826,243
-----------------------------------------------------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural Chemicals)                              (a)(d)             61,885         6,475,253
-----------------------------------------------------------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)                                            (a)                70,900         5,987,405
=============================================================================================================================
                                                                                                                   21,875,842
=============================================================================================================================

TAIWAN--1.00%

Hon Hai Precision Industry Co., Ltd. (Electronic Manufacturing Services)          (a)               529,649         2,345,371
-----------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR (Semiconductors)                  (b)               203,657         1,727,011
=============================================================================================================================
                                                                                                                    4,072,382
=============================================================================================================================

THAILAND--0.01%

Siam Commercial Bank PCL (Diversified Banks)                                      (a)                32,800            42,314
=============================================================================================================================

UNITED KINGDOM--12.84%

Aviva PLC (Multi-Line Insurance)                                                  (a)               323,483         3,880,325
-----------------------------------------------------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                                                 (a)               209,000         3,045,395
-----------------------------------------------------------------------------------------------------------------------------
GUS PLC (Catalog Retail)                                                          (a)               213,810         3,678,858
-----------------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)                                              (a)               244,020         6,404,047
-----------------------------------------------------------------------------------------------------------------------------
Next PLC (Department Stores)                                                      (a)               163,950         4,927,618
-----------------------------------------------------------------------------------------------------------------------------
O2 PLC (Wireless Telecommunication Services)                                      (d)             1,477,600         3,329,811
-----------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)                                        (a)               184,170         5,848,217
-----------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified Banks)                              (a)                75,490         2,401,701
-----------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC (Pharmaceuticals)                                 (a)               343,300         3,916,660
-----------------------------------------------------------------------------------------------------------------------------
Tesco PLC (Food Retail)                                                           (a)             1,086,821         6,500,268
-----------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Telecommunication Services)                          (a)             2,125,160         5,643,952
-----------------------------------------------------------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)                                               (a)               274,080         2,854,652
=============================================================================================================================
                                                                                                                   52,431,504
=============================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $243,360,065)                                                 354,058,914
=============================================================================================================================

MONEY MARKET FUNDS--5.57%

Liquid Assets Portfolio-Institutional Class                                       (g)            11,360,573        11,360,573
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                                          (g)            11,360,573        11,360,573
=============================================================================================================================

Total Money Market Funds (Cost $22,721,146)                                                                        22,721,146
=============================================================================================================================

TOTAL INVESTMENTS--92.30% (excluding investments purchased with
cash collateral from securities loaned) (Cost $266,081,211)                                                       376,780,060
=============================================================================================================================



VIIGR-QTR-1                           F-5

                                                                                                                     MARKET
                                                                                                    SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--7.70%

Liquid Assets Portfolio-Institutional Class                                       (g)(h)         15,713,042      $ 15,713,042
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                                          (g)(h)         15,713,041        15,713,041
=============================================================================================================================

Total Money Market Funds (purchased with cash collateral from
securities loaned) (Cost $31,426,083)                                                                              31,426,083
=============================================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $297,507,294)                                    (i)                            $408,206,143
_____________________________________________________________________________________________________________________________
=============================================================================================================================



    Investment Abbreviations:


    ADR        American Depositary Receipt

    Notes to Schedule of Investments:


(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $309,014,335, which represented 75.70% of the Fund's Total Investments. See
    Note 1A.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at March 31, 2005.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $11,074,265, which represented 2.71% of the Fund's Total Investments. These securities are not considered to be illiquid.

(d) Non-income producing security.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at March 31, 2005 represented 0.20% of the Fund's Total Investments. See Note 1A.

(f) Each unit represents one A bearer share in the company and one bearer participation certificate in Richemont S.A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

(i) Companhia Vale do Rio Doce security was acquired through a corporate action with no cost basis and has no market value.



    See accompanying notes which are an integral part of this schedule.



VIIGR-QTR-1                           F-6

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.



VIIGR-QTR-1                            F-7

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.



VIIGR-QTR-1                            F-8

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                     UNREALIZED
                     MARKET VALUE     PURCHASES    PROCEEDS FROM    APPRECIATION   MARKET VALUE   DIVIDEND      REALIZED
FUND                   12/31/04        AT COST        SALES        (DEPRECIATION)    03/31/05      INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class  $13,314,230    $12,519,585    $(14,473,242)        $     --   $11,360,573    $ 63,367          $     --
----------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class   13,314,230     12,519,585     (14,473,242)              --    11,360,573      65,032                --
============================================================================================================================
   SUBTOTAL          $26,628,460    $25,039,170    $(28,946,484)        $     --   $22,721,146     $128,399         $     --
____________________________________________________________________________________________________________________________
============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                     UNREALIZED
                     MARKET VALUE     PURCHASES    PROCEEDS FROM    APPRECIATION   MARKET VALUE   DIVIDEND      REALIZED
FUND                   12/31/04        AT COST        SALES        (DEPRECIATION)    03/31/05      INCOME      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class  $18,094,922    $19,949,445    $(22,331,325)        $     --   $15,713,042    $ 17,518        $     --
--------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class   18,094,922     19,949,444     (22,331,325)              --    15,713,041      17,966              --
==========================================================================================================================
   SUBTOTAL          $36,189,844    $39,898,889    $(44,662,650)        $     --   $31,426,083    $ 35,484        $     --
==========================================================================================================================
   TOTAL             $62,818,304    $64,938,059    $(73,609,134)        $     --   $54,147,229    $163,883        $     --
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.


VIIGR-QTR-1                            F-9

    At March 31, 2005, securities with an aggregate value of $30,001,429 were on loan to brokers. The loans were secured by cash collateral of $31,426,083 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $35,484 for securities lending transactions.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $41,043,296 and $28,683,483, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $111,083,423
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (1,869,048)
================================================================================
Net unrealized appreciation of investment securities               $109,214,375
________________________________________________________________________________
================================================================================

Cost of investments for tax purposes is $298,991,768.



VIIGR-QTR-1                            F-10

                         AIM V.I. LARGE CAP GROWTH FUND
           Quarterly Schedule of Portfolio Holdings o March 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                            --Registered Trademark--


AIMinvestments.com             VILCG--QTR-1 3/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)


                                                                                                                          MARKET
                                                                                             SHARES                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--100.00%

AEROSPACE & DEFENSE--4.68%
Boeing Co. (The)                                                                                220                       $ 12,861
----------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                          110                         11,775
----------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                       120                          9,241
----------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                                          250                         11,898
----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                        80                          8,133
==================================================================================================================================
                                                                                                                            53,908

AIR FREIGHT & LOGISTICS--0.65%
FedEx Corp.                                                                                      80                          7,516
==================================================================================================================================

APPAREL RETAIL--2.05%
Abercrombie & Fitch Co.-Class A                                                                 200                         11,448
----------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                                            500                         12,150
==================================================================================================================================
                                                                                                                            23,598
==================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.74%
Coach, Inc.                                                         (a)                         150                          8,495
==================================================================================================================================

APPLICATION SOFTWARE--1.03%
Autodesk, Inc.                                                                                  400                         11,904
==================================================================================================================================

COMMUNICATIONS EQUIPMENT--2.49%
Cisco Systems, Inc.                                                 (a)                         730                         13,060
----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                  430                          6,437
----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                                   250                          9,163
==================================================================================================================================
                                                                                                                            28,660
==================================================================================================================================

COMPUTER HARDWARE--6.00%
Apple Computer, Inc.                                                (a)                         240                         10,001
----------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                                           (a)                       1,330                         51,099
----------------------------------------------------------------------------------------------------------------------------------
NCR Corp.                                                           (a)                         240                          8,098
==================================================================================================================================
                                                                                                                            69,198
==================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.70%
Network Appliance, Inc.                                             (a)                         290                          8,021
==================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.75%
PACCAR Inc.                                                                                     120                          8,687
==================================================================================================================================



VILCG-QTR-1                         F-1

                                                                                                                          MARKET
                                                                                             SHARES                        VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--3.17%
American Express Co.                                                                            130                        $ 6,678
----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                       600                         29,904
==================================================================================================================================
                                                                                                                            36,582
==================================================================================================================================

DEPARTMENT STORES--2.76%
J.C. Penney Co., Inc.                                                                           240                         12,461
----------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                                 350                         19,383
==================================================================================================================================
                                                                                                                            31,844
==================================================================================================================================

DIVERSIFIED METALS & MINING--0.67%
Southern Peru Copper Corp.                                                                      140                          7,764
==================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.38%
Rockwell Automation, Inc.                                                                       280                         15,859
==================================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.84%
Monsanto Co.                                                                                    150                          9,675
==================================================================================================================================

FOOTWEAR--2.13%
NIKE, Inc.-Class B                                                                              295                         24,576
==================================================================================================================================

HEALTH CARE EQUIPMENT--3.48%
Bard (C.R.), Inc.                                                                               140                          9,531
----------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                         420                         24,536
----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                                        (a)                         170                          6,084
==================================================================================================================================
                                                                                                                            40,151
==================================================================================================================================

HEALTH CARE SERVICES--2.09%
Medco Health Solutions, Inc.                                        (a)                         190                          9,418
----------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics Inc.                                                                          140                         14,718
==================================================================================================================================
                                                                                                                            24,136
==================================================================================================================================

HEALTH CARE SUPPLIES--2.40%
Alcon, Inc. (Switzerland)                                                                       310                         27,680
==================================================================================================================================

HOME IMPROVEMENT RETAIL--1.09%
Home Depot, Inc. (The)                                                                          330                         12,619
==================================================================================================================================

HOMEBUILDING--1.85%
D.R. Horton, Inc.                                                                               353                         10,322
----------------------------------------------------------------------------------------------------------------------------------
NVR, Inc.                                                           (a)                          14                         10,990
==================================================================================================================================
                                                                                                                            21,312
==================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.70%
Marriott International, Inc.-Class A                                                            120                          8,023
==================================================================================================================================

HOUSEHOLD APPLIANCES--0.79%
Black & Decker Corp. (The)                                                                      115                          9,084
==================================================================================================================================


VILCG-QTR-1                          F-2

                                                                                                                          MARKET
                                                                                             SHARES                        VALUE
----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.43%
Procter & Gamble Co. (The)                                                                      310                       $ 16,430
==================================================================================================================================

HOUSEWARES & SPECIALTIES--1.12%
Fortune Brands, Inc.                                                                            160                         12,901
==================================================================================================================================

HYPERMARKETS & SUPER CENTERS--1.57%
Costco Wholesale Corp.                                                                          410                         18,114
==================================================================================================================================

INDUSTRIAL CONGLOMERATES--1.08%
Tyco International Ltd. (Bermuda)                                                               370                         12,506
==================================================================================================================================

INDUSTRIAL MACHINERY--0.74%
Danaher Corp.                                                                                   160                          8,546
==================================================================================================================================

INTEGRATED OIL & GAS--4.86%
BP PLC-ADR (United Kingdom)                                                                     210                         13,104
----------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                             330                         19,242
----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                  220                         23,725
==================================================================================================================================
                                                                                                                            56,071
==================================================================================================================================

INVESTMENT BANKING & BROKERAGE--2.65%
Bear Stearns Cos. Inc. (The)                                                                    100                          9,990
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                 110                         12,099
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                                    90                          8,474
==================================================================================================================================
                                                                                                                            30,563
==================================================================================================================================

IT CONSULTING & OTHER SERVICES--1.49%
Accenture Ltd.-Class A (Bermuda)                                    (a)                         710                         17,147
==================================================================================================================================

LEISURE PRODUCTS--0.76%
Mattel, Inc.                                                                                    410                          8,754
==================================================================================================================================

MANAGED HEALTH CARE--6.90%
Aetna Inc.                                                                                      372                         27,881
----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                         390                         37,198
----------------------------------------------------------------------------------------------------------------------------------
WellPoint Inc.                                                      (a)                         115                         14,415
==================================================================================================================================
                                                                                                                            79,494
==================================================================================================================================

MOTORCYCLE MANUFACTURERS--0.70%
Harley-Davidson, Inc.                                                                           140                          8,086
==================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.62%
Apache Corp.                                                                                    150                          9,185
----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                              200                          9,550
==================================================================================================================================
                                                                                                                            18,735
==================================================================================================================================

OIL & GAS REFINING, MARKETING &
TRANSPORTATION--2.16%
Valero Energy Corp.                                                                             340                         24,912
==================================================================================================================================


VILCG-QTR-1                        F-3

                                                                                                                          MARKET
                                                                                             SHARES                        VALUE
----------------------------------------------------------------------------------------------------------------------------------
PACKAGED FOODS & MEATS--1.00%
Hershey Foods Corp.                                                                             190                       $ 11,487
==================================================================================================================================

PERSONAL PRODUCTS--3.20%
Gillette Co. (The)                                                                              730                         36,850
==================================================================================================================================

PHARMACEUTICALS--5.81%
GlaxoSmithKline PLC-ADR (United Kingdom)                                                        190                          8,725
----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               720                         48,355
----------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)                                            290                          9,941
==================================================================================================================================
                                                                                                                            67,021
==================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.89%
Allstate Corp. (The)                                                                            190                         10,271
==================================================================================================================================

RAILROADS--0.80%
Norfolk Southern Corp.                                                                          250                          9,263
==================================================================================================================================

RESTAURANTS--4.34%
McDonald's Corp.                                                                                740                         23,044
----------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                               520                         26,941
==================================================================================================================================
                                                                                                                            49,985
==================================================================================================================================

SEMICONDUCTORS--1.17%
Intel Corp.                                                                                     210                          4,878
----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                    420                          8,656
==================================================================================================================================
                                                                                                                            13,534
==================================================================================================================================

SOFT DRINKS--0.97%
PepsiCo, Inc.                                                                                   210                         11,136
==================================================================================================================================

SPECIALTY STORES--2.48%
Staples, Inc.                                                                                   910                         28,601
==================================================================================================================================

STEEL--2.01%
Nucor Corp.                                                                                     270                         15,541
----------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                       150                          7,628
==================================================================================================================================
                                                                                                                            23,169
==================================================================================================================================

SYSTEMS SOFTWARE--5.15%
Adobe Systems Inc.                                                                              350                         23,510
----------------------------------------------------------------------------------------------------------------------------------
McAfee Inc.                                                         (a)                         220                          4,963
----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                 610                         14,744
----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                        (a)                         560                          6,989
----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                                      (a)                         430                          9,172
==================================================================================================================================
                                                                                                                            59,378
==================================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.63%
Countrywide Financial Corp.                                                                     580                         18,827
==================================================================================================================================

VILCG-QTR-1                         F-4

                                                                                                                          MARKET
                                                                                             SHARES                        VALUE
----------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.03%
W.W. Grainger, Inc.                                                                             190                       $ 11,831
==================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost                                                                       1,152,904
$1,020,265)
==================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $1,020,265)                                                                          $ 1,152,904
__________________________________________________________________________________________________________________________________
==================================================================================================================================

        Investment Abbreviations:

        ADR - American Depositary Receipt

        Notes to Schedule of Investments:

(a)     Non-income producing security.


        See accompanying notes which are an integral part of this schedule.




VILCG-QTR-1                        F-5

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

VILCG-QTR-1                         F-6
    include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.


NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $306,238 and $290,917, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------


Aggregate unrealized appreciation of investment securities                 $     146,895
-----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                     (14,256)
=========================================================================================
Net unrealized appreciation of investment securities                       $     132,639
_________________________________________________________________________________________
=========================================================================================

Investments have the same cost for tax and financial statement purposes.



VILCG-QTR-1                           F-7

                             AIM V.I. LEISURE FUND
           Quarterly Schedule of Portfolio Holdings o March 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                            --Registered Trademark--


AIMinvestments.com           I-VILEI-QTR-1 3/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)


                                                                                                                     MARKET
                                                                                             SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS & OTHER EQUITY INTERESTS--77.04%
ADVERTISING--7.25%

Harte-Hanks, Inc.                                                                             14,977                $ 412,766
-----------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                            36,924                3,268,512
=============================================================================================================================
                                                                                                                    3,681,278
=============================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.79%
Carter's, Inc.                                                  (a)                            3,300                  131,175
-----------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.                                         (a)                            5,100                  271,473
-----------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                                       26,119                1,013,417
=============================================================================================================================
                                                                                                                    1,416,065
=============================================================================================================================

BREWERS--1.81%
Anheuser-Busch Cos., Inc.                                                                     19,390                  918,892
=============================================================================================================================

BROADCASTING & CABLE TV--16.26%
Cablevision Systems Corp.-Class A                               (a)                           69,670                1,954,244
-----------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                            16,315                  562,378
-----------------------------------------------------------------------------------------------------------------------------
Comcast Corp.-Class A                                           (a)                           25,834                  872,673
-----------------------------------------------------------------------------------------------------------------------------
DIRECTV Group, Inc. (The)                                       (a)                            8,397                  121,085
-----------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp.-Class A                                                         21,940                  641,745
-----------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc.                                                                         35,385                  512,021
-----------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp.-Class A                                     (a)                          169,393                1,756,605
-----------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp.-Class B                                     (a)                           10,500                  111,195
-----------------------------------------------------------------------------------------------------------------------------
Liberty Media International, Inc.-Class A                       (a)                            9,099                  397,990
-----------------------------------------------------------------------------------------------------------------------------
NTL Inc.                                                        (a)                            3,430                  218,388
-----------------------------------------------------------------------------------------------------------------------------
Scripps Co. (E.W.) (The)-Class A                                                               9,150                  446,063
-----------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.-Class A                                                        31,538                  253,250
-----------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.-Class A                       (a)                           14,733                  151,161
-----------------------------------------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A                           (a)                            9,414                  260,674
=============================================================================================================================
                                                                                                                    8,259,472
=============================================================================================================================

CASINOS & GAMING--11.90%
Aztar Corp.                                                     (a)                            7,200                  205,632
-----------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                                  46,470                3,001,033
-----------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                 55,500                1,479,630
-----------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group                                                                          3,960                  279,140
-----------------------------------------------------------------------------------------------------------------------------
MGM MIRAGE                                                      (a)                            6,439                  456,010
-----------------------------------------------------------------------------------------------------------------------------
Wynn Resorts, Ltd.                                              (a)                            9,223                  624,766
=============================================================================================================================
                                                                                                                    6,046,211
=============================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.44%
Cendant Corp.                                                                                 35,511                  729,396
=============================================================================================================================

I-VILEI-QTR-1                          F-1

                                                                                                                     MARKET
                                                                                             SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------

FOOTWEAR--0.65%
NIKE, Inc.-Class B                                                                             3,977                $ 331,324
=============================================================================================================================

GENERAL MERCHANDISE STORES--0.91%
Target Corp.                                                                                   9,220                  461,184
=============================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.35%
Electronic Arts Inc.                                            (a)                            3,422                  177,191
=============================================================================================================================

HOTELS, RESORTS & CRUISE LINES--6.32%
Hilton Hotels Corp.                                                                           37,726                  843,176
-----------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc.-Class A                                                          13,351                  892,648
-----------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                       (b)                           24,567                1,474,757
=============================================================================================================================
                                                                                                                    3,210,581
=============================================================================================================================

INTERNET RETAIL--0.68%
IAC/InterActiveCorp                                             (a)                           15,610                  347,635
=============================================================================================================================

INTERNET SOFTWARE & SERVICES--1.30%
Yahoo! Inc.                                                     (a)                           19,400                  657,660
=============================================================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--2.87%
iShares Russell 3000 Index Fund                                                                7,500                  504,750
-----------------------------------------------------------------------------------------------------------------------------
iShares S&P 500 Index Fund                                                                     3,759                  442,961
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Depositary Receipts Trust-Series 1                                                     4,320                  509,760
=============================================================================================================================
                                                                                                                    1,457,471
=============================================================================================================================

LEISURE FACILITIES--0.33%
Cedar Fair, L.P.                                                                               5,377                  169,214
=============================================================================================================================

LEISURE PRODUCTS--1.62%
Hasbro, Inc.                                                                                  19,595                  400,718
-----------------------------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc.                                        (a)                            6,420                  128,400
-----------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                  13,770                  293,990
=============================================================================================================================
                                                                                                                      823,108
=============================================================================================================================

MOTORCYCLE MANUFACTURERS--0.20%
Harley-Davidson, Inc.                                                                          1,800                  103,968
=============================================================================================================================

MOVIES & ENTERTAINMENT--9.87%
Metro-Goldwyn-Mayer Inc.                                        (a)                           24,089                  287,864
-----------------------------------------------------------------------------------------------------------------------------
News Corp.-Class A                                                                           114,480                1,936,995
-----------------------------------------------------------------------------------------------------------------------------
Pixar                                                           (a)                            2,132                  207,977
-----------------------------------------------------------------------------------------------------------------------------
Regal Entertainment Group-Class A                                                              9,437                  198,460
-----------------------------------------------------------------------------------------------------------------------------
Time Warner Inc.                                                (a)                           67,360                1,182,168
-----------------------------------------------------------------------------------------------------------------------------
Viacom Inc.-Class A                                                                            8,163                  286,032
-----------------------------------------------------------------------------------------------------------------------------
Viacom Inc.-Class B                                                                            8,362                  291,248
-----------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                         21,670                  622,579
=============================================================================================================================
                                                                                                                    5,013,323
=============================================================================================================================

I-VILEI-QTR-1                       F-2

                                                                                                                     MARKET
                                                                                             SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------

PERSONAL PRODUCTS--0.44%
NBTY, Inc.                                                      (a)                            9,000                $ 225,810
=============================================================================================================================

PUBLISHING--7.43%
Belo Corp.-Class A                                                                            19,916                  480,772
-----------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                              8,390                  663,481
-----------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                           12,961                  871,627
-----------------------------------------------------------------------------------------------------------------------------
McClatchy Co. (The)-Class A                                                                    8,896                  659,727
-----------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                                   4,749                  414,350
-----------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                   17,100                  681,777
=============================================================================================================================
                                                                                                                    3,771,734
=============================================================================================================================

RESTAURANTS--2.33%
CBRL Group, Inc.                                                                              19,098                  788,747
-----------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                              7,589                  393,186
=============================================================================================================================
                                                                                                                    1,181,933
=============================================================================================================================

SPECIALTY STORES--0.29%
PETsMART, Inc.                                                                                 5,100                  146,625
=============================================================================================================================
Total Domestic Common Stocks & Other Equity Interests (Cost $34,770,042)                                           39,130,075
=============================================================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--19.31%

BELGIUM--3.87%
Compagnie Nationale a Portefeuille (Multi-Sector Holdings)      (c)                              592                  133,633
-----------------------------------------------------------------------------------------------------------------------------
Groupe Bruxelles Lambert S.A. (Multi-Sector Holdings)           (c)                           17,184                1,565,989
-----------------------------------------------------------------------------------------------------------------------------
InBev N.V. (Brewers)                                            (c)                            7,669                  268,654
=============================================================================================================================
                                                                                                                    1,968,276
=============================================================================================================================

BRAZIL--0.67%
Companhia de Bebidas das Americas-ADR (Brewers)                                               11,830                  341,769
=============================================================================================================================

CANADA--0.77%
Intrawest Corp. (Hotels, Resorts & Cruise Lines)                                              20,322                  388,760
=============================================================================================================================

DENMARK--0.95%
Carlsberg A.S.-Class B (Brewers)                                (c)                            9,760                  483,519
=============================================================================================================================

FRANCE--2.00%
Accor S.A. (Hotels, Resorts & Cruise Lines)                     (c)                           13,513                  661,415
-----------------------------------------------------------------------------------------------------------------------------
JC Decaux S.A. (Advertising)                                    (a)(c)                        12,923                  352,287
=============================================================================================================================
                                                                                                                    1,013,702
=============================================================================================================================

HONG KONG--0.14%
Television Broadcasts Ltd.-ADR (Broadcasting & Cable TV)        (d)                            6,976                   70,303
=============================================================================================================================


I-VILEI-QTR-1                       F-3

                                                                                                                     MARKET
                                                                                             SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------

JAPAN--0.33%
Jupiter Telecommunications Co., Ltd. (Broadcasting &            (a)(e)                            23                 $ 18,338
Cable TV) (Acquired 03/14/05; Cost $17,686)
-----------------------------------------------------------------------------------------------------------------------------
Sony Corp.-ADR (Consumer Electronics)                                                          3,741                  149,715
=============================================================================================================================
                                                                                                                      168,053
=============================================================================================================================

LIBERIA--1.09%
Royal Caribbean Cruises Ltd. (Hotels, Resorts & Cruise Lines)                                 12,342                  551,564
=============================================================================================================================

NETHERLANDS--1.19%
Jetix Europe N.V. (Broadcasting & Cable TV)                     (a)(c)                        33,368                  602,494
=============================================================================================================================

PANAMA--1.98%
Carnival Corp. (Hotels, Resorts & Cruise Lines)                                               19,413                1,005,788
=============================================================================================================================

SPAIN--0.57%
NH Hoteles, S.A. (Hotels, Resorts & Cruise Lines)               (c)                           22,724                  292,149
=============================================================================================================================

SWITZERLAND--1.54%
Compagnie Financiere Richemont A.G.-Class A (Apparel,
Accessories & Luxury Goods)                                     (c)                           12,114                  380,676
-----------------------------------------------------------------------------------------------------------------------------
Pargesa Holding A.G.-Class B (Multi-Sector Holdings)            (c)                              106                  403,093
=============================================================================================================================
                                                                                                                      783,769
=============================================================================================================================

UNITED KINGDOM--4.21%
Allied Domecq PLC (Distillers & Vintners)                       (c)                          105,471                1,063,331
-----------------------------------------------------------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)                              (c)                           21,673                  305,794
-----------------------------------------------------------------------------------------------------------------------------
WPP Group PLC (Advertising)                                     (c)                           67,607                  768,678
=============================================================================================================================
                                                                                                                    2,137,803
=============================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $7,423,072)                                                     9,807,949
=============================================================================================================================

MONEY MARKET FUNDS--3.65%

Premier Portfolio-Institutional Class   (Cost $1,852,512)       (f)                        1,852,512                1,852,512
=============================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $44,045,626)                                                                   $ 50,790,536
_____________________________________________________________________________________________________________________________
=============================================================================================================================

         Investment Abbreviations:

         ADR - American Depositary Receipt

         Notes to Schedule of Investments:

(a)      Non-income producing security.

(b)      Each unit represents one common share and one Class B share.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $7,281,712, which represented 14.34% of the Fund's Total Investments. See Note 1A.

I-VILEI-QTR-1                     F-4

(d) In accordance with the procedures established by the Board of Trustees, the security is fair valued based on an evaluated quote provided by an independent pricing service. The market value of this security at March 31, 2005 represented 0.14% of the Fund's Total Investments. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at March 31, 2005 represented 0.04% of the Fund's Total Investments. This security is not considered to be illiquid.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

         See accompanying notes which are an integral part of this schedule.




I-VILEI-QTR-1                    F-5

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

I-VILEI-QTR-                       F-6
    include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


I-VILEI-QTR-1                      F-7

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                       MARKET                                UNREALIZED     MARKET                 REALIZED
                       VALUE     PURCHASES     PROCEEDS     APPRECIATION    VALUE     DIVIDEND       GAIN
FUND                  12/31/04    AT COST     FROM SALES   (DEPRECIATION)  03/31/05    INCOME       (LOSS)
-----------------------------------------------------------------------------------------------------------
Premier Portfolio
- Institutional
Class*              $ 1,397,060  $5,345,487  $(4,890,035)  $      --    $ 1,852,512   $  7,469     $     --
___________________________________________________________________________________________________________
===========================================================================================================

*On February 25, 2005, the Premier Portfolio investments were transferred from the original share class with no name designation to the newly structured share class designated as Institutional Class.


NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $1,577,274 and $5,872,309, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------


Aggregate unrealized appreciation of investment securities             $    7,321,597
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               (1,243,413)
======================================================================================
Net unrealized appreciation of investment securities                   $    6,078,184
______________________________________________________________________________________
======================================================================================

Cost of investments for tax purposes is $44,712,352.

I-VILEI-QTR-1                                       F-8

                        AIM V.I. MID CAP CORE EQUITY FUND
         Quarterly Schedule of Portfolio Holdings o March 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         VIMCCE-QTR-1 3/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
EQUITY INTERESTS--82.11%
ADVERTISING--1.24%
Valassis Communications, Inc.(a)                                                             202,500                 $    7,079,400
===================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.06%
V. F. Corp.                                                                                  102,000                      6,032,280
===================================================================================================================================

APPLICATION SOFTWARE--1.93%
Fair Issac Corp.                                                                             151,200                      5,207,328
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A                                                        215,000                      5,817,900
===================================================================================================================================
                                                                                                                         11,025,228
===================================================================================================================================

BIOTECHNOLOGY--0.75%
Techne Corp.(a)                                                                              106,800                      4,291,224
===================================================================================================================================

BREWERS--1.30%
Heineken N.V. (Netherlands)(b)                                                               214,511                      7,434,971
===================================================================================================================================

CASINOS & GAMING--0.82%
GTECH Holdings Corp.                                                                         198,300                      4,665,999
===================================================================================================================================

COMPUTER HARDWARE--1.35%
Diebold, Inc.                                                                                140,700                      7,717,395
===================================================================================================================================

CONSUMER FINANCE--0.54%
MoneyGram International, Inc.                                                                162,200                      3,063,958
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.24%
Ceridian Corp.(a)                                                                            413,550                      7,051,027
===================================================================================================================================

DISTRIBUTORS--1.19%
Genuine Parts Co.                                                                            155,800                      6,775,742
===================================================================================================================================

VIMCCE-QTR-1                          F-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--0.98%
Engelhard Corp.                                                                              185,300                 $    5,564,559
===================================================================================================================================


DIVERSIFIED COMMERCIAL SERVICES--1.85%
H&R Block, Inc.                                                                               81,150                      4,104,567
-----------------------------------------------------------------------------------------------------------------------------------
Rentokil Initial PLC (United Kingdom)(b)                                                   2,117,400                      6,480,061
===================================================================================================================================
                                                                                                                         10,584,628
===================================================================================================================================

ELECTRIC UTILITIES--3.09%
FPL Group, Inc.                                                                              169,800                      6,817,470
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                                       305,500                     10,845,250
===================================================================================================================================
                                                                                                                         17,662,720
===================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--3.24%
Agilent Technologies, Inc.(a)                                                                262,200                      5,820,840
-----------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp.-Class A                                                                       154,300                      5,715,272
-----------------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)                                                         146,400                      6,954,000
===================================================================================================================================
                                                                                                                         18,490,112
===================================================================================================================================

ENVIRONMENTAL SERVICES--2.21%
Republic Services, Inc.                                                                      376,500                     12,605,220
===================================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--1.35%
Scotts Miracle-Gro Co. (The)-Class A(a)                                                      109,500                      7,690,185
===================================================================================================================================


FOOD RETAIL--1.60%
Kroger Co. (The)(a)                                                                          570,200                      9,140,306
===================================================================================================================================

GENERAL MERCHANDISE STORES--0.77%
Family Dollar Stores, Inc.                                                                   144,000                      4,371,840
===================================================================================================================================

HEALTH CARE SERVICES--1.59%
IMS Health Inc.                                                                              244,000                      5,951,160
-----------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                                                               63,400                      3,142,738
===================================================================================================================================
                                                                                                                          9,093,898
===================================================================================================================================

HOME FURNISHINGS--1.65%
Mohawk Industries, Inc.(a)                                                                   112,050                      9,445,815
===================================================================================================================================

INDUSTRIAL MACHINERY--2.60%
Dover Corp.                                                                                  181,900                      6,874,001
-----------------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                          88,200                      7,959,168
===================================================================================================================================
                                                                                                                         14,833,169
===================================================================================================================================

VIMCCE-QTR-1                          F-2

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED OIL & GAS--2.35%
Amerada Hess Corp.                                                                            80,175                 $    7,713,637
-----------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                              57,625                      5,689,316
===================================================================================================================================
                                                                                                                         13,402,953
===================================================================================================================================

LEISURE PRODUCTS--1.54%
Mattel, Inc.                                                                                 412,250                      8,801,538
===================================================================================================================================


METAL & GLASS CONTAINERS--1.96%
Ball Corp.                                                                                   129,300                      5,363,364
-----------------------------------------------------------------------------------------------------------------------------------
Pactiv Corp.(a)                                                                              249,500                      5,825,825
===================================================================================================================================
                                                                                                                         11,189,189
===================================================================================================================================

OFFICE ELECTRONICS--1.60%
Xerox Corp.(a)                                                                               604,000                      9,150,600
===================================================================================================================================

OFFICE SERVICES & SUPPLIES--0.96%
Pitney Bowes Inc.                                                                            121,000                      5,459,520
===================================================================================================================================

OIL & GAS DRILLING--2.52%
Nabors Industries, Ltd. (Bermuda)(a)                                                         109,700                      6,487,658
-----------------------------------------------------------------------------------------------------------------------------------
Noble Corp. (Cayman Islands)                                                                 140,200                      7,880,642
===================================================================================================================================
                                                                                                                         14,368,300
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--3.53%
BJ Services Co.                                                                              164,200                      8,518,696
-----------------------------------------------------------------------------------------------------------------------------------
FMC Technologies, Inc.(a)                                                                    173,350                      5,751,753
-----------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                     94,000                      5,896,620
===================================================================================================================================
                                                                                                                         20,167,069
===================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--4.93%
Apache Corp.                                                                                 111,800                      6,845,514
-----------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.(a)                                                                   90,700                      6,735,382
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.                                                                165,700                      7,078,704
-----------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co.(a)                                                       214,000                      7,468,600
===================================================================================================================================
                                                                                                                         28,128,200
===================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.34%
Williams Cos., Inc. (The)                                                                    709,500                     13,345,695
===================================================================================================================================

PACKAGED FOODS & MEATS--2.96%
Campbell Soup Co.                                                                            263,400                      7,643,868
-----------------------------------------------------------------------------------------------------------------------------------
Tate & Lyle PLC (United Kingdom)(b)                                                          922,600                      9,258,318
===================================================================================================================================
                                                                                                                         16,902,186
===================================================================================================================================

VIMCCE-QTR-1                          F-3

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PAPER PRODUCTS--1.31%
Georgia-Pacific Corp.                                                                        211,100                 $    7,491,939
===================================================================================================================================


PHARMACEUTICALS--3.23%
Forest Laboratories, Inc.(a)                                                                 257,100                      9,499,845
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)                                             287,400                      8,909,400
===================================================================================================================================
                                                                                                                         18,409,245
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.11%
ACE Ltd. (Cayman Islands)                                                                    192,400                      7,940,348
-----------------------------------------------------------------------------------------------------------------------------------
Axis Capital Holding Ltd. (Bermuda)                                                          152,300                      4,118,192
===================================================================================================================================
                                                                                                                         12,058,540
===================================================================================================================================

PUBLISHING--1.86%
Belo Corp.-Class A                                                                           226,300                      5,462,882
-----------------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                           76,980                      5,176,905
===================================================================================================================================
                                                                                                                         10,639,787
===================================================================================================================================

REGIONAL BANKS--3.13%
City National Corp.                                                                           64,350                      4,492,917
-----------------------------------------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                                                      92,700                      4,208,580
-----------------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                                      104,400                      4,358,700
-----------------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                                          176,600                      4,794,690
===================================================================================================================================
                                                                                                                         17,854,887
===================================================================================================================================

REINSURANCE--1.67%
Montpelier Re Holdings Ltd. (Bermuda)                                                        122,500                      4,305,875
-----------------------------------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd. (Bermuda)                                                        112,200                      5,239,740
===================================================================================================================================
                                                                                                                          9,545,615
===================================================================================================================================

RESTAURANTS--1.62%
Outback Steakhouse, Inc.                                                                     124,900                      5,719,171
-----------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                   90,800                      3,544,832
===================================================================================================================================
                                                                                                                          9,264,003
===================================================================================================================================

SEMICONDUCTORS--3.33%
International Rectifier Corp.(a)                                                             127,200                      5,787,600
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                 371,600                      7,658,676
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                 190,400                      5,565,392
===================================================================================================================================
                                                                                                                         19,011,668
===================================================================================================================================

SPECIALTY CHEMICALS--4.78%
International Flavors & Fragrances Inc.                                                      335,800                     13,264,100
-----------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                              128,600                      6,172,800
-----------------------------------------------------------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                                                          128,600                      7,876,750
===================================================================================================================================
                                                                                                                         27,313,650
===================================================================================================================================

VIMCCE-QTR-1                          F-4

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SYSTEMS SOFTWARE--1.25%
Computer Associates International, Inc.                                                      263,100                 $    7,130,010
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.78%
New York Community Bancorp, Inc.                                                             246,500                      4,476,440
===================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost
$404,197,893)                                                                                                           468,730,710
===================================================================================================================================

MONEY MARKET FUNDS--17.89%
Liquid Assets Portfolio-Institutional Class(c)                                            51,078,109                     51,078,109
===================================================================================================================================
STIC Prime Portfolio-Institutional Class(c)                                               51,078,109                     51,078,109
===================================================================================================================================

Total Money Market Funds (Cost $102,156,218)                                                                            102,156,218
===================================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $506,354,111)                                                                      $  570,886,928
___________________________________________________________________________________________________________________________________
===================================================================================================================================


Investment Abbreviations:

ADR                                      American Depositary Receipt

Notes to Schedule of Investments:


(a)   Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $23,173,350, which represented 4.06% of the Fund's Total Investments. See
      Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.


VIMCCE-QTR-1                          F-5

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to


VIMCCE-QTR-1                           F-6
     reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually


VIMCCE-QTR-1                           F-7
     received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                             MARKET                                     UNREALIZED
                             VALUE      PURCHASES       PROCEEDS FROM   APPRECIATION     MARKET VALUE   DIVIDEND     REALIZED
FUND                        12/31/04     AT COST           SALES       (DEPRECIATION)      03/31/05      INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class       $29,925,367  $ 36,198,823    $ (15,046,081)  $          --     $  51,078,109  $ 239,147   $        --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class        29,925,367    36,198,823      (15,046,081)             --        51,078,109    245,163            --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL                     $59,850,734  $ 72,397,646   $  (30,092,162)  $          --     $ 102,156,218  $ 484,310    $       --
===============================================================================================================================


NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $65,732,258 and $70,554,304, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 68,344,697
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (4,220,087)
==============================================================================
Net unrealized appreciation of investment securities              $ 64,124,610
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $506,762,318.


VIMCCE-QTR-1                           F-8

                           AIM V.I. MONEY MARKET FUND
            Quarterly Schedule of Portfolio Holdings o March 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com             VIMKT-QTR-1 3/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)


                                                                                        PAR
                                                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--26.54% (a)

ASSET-BACKED SECURITIES -
CONSUMER RECEIVABLES--3.50%
Old Line Funding, LLC
(Acquired 03/04/05; Cost $1,992,113)
2.73%                                                      (b)            04/25/05    $ 2,000      $  1,996,360
===============================================================================================================

ASSET-BACKED SECURITIES - FULLY BACKED--7.51%
Concord Minutemen Capital Co., LLC-Series A
(Multi CEP's-Liberty Hampshire Co., LLC
(The); agent bank)
(Acquired 03/03/05; Cost $2,781,823)
2.85%                                                      (b)            05/24/05      2,800         2,788,251
---------------------------------------------------------------------------------------------------------------
Variable Funding Capital Corp.
(CEP-Wachovia Bank, N.A.)
(Acquired 03/03/05; Cost $1,490,060)
2.84%                                                      (b)            05/26/05      1,500         1,493,492
===============================================================================================================
                                                                                                      4,281,743
===============================================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE--3.50%
Jupiter Securitization Corp.
(Acquired 03/23/05; Cost $1,995,970)
2.79%                                                      (b)            04/18/05      2,000         1,997,365
===============================================================================================================

ASSET-BACKED SECURITIES - STRUCTURED INVESTMENT
VEHICLES/SECURITY ARBITRAGE--7.14%
Klio Funding Ltd./Corp.
(Acquired 03/18/05; Cost $1,994,867)
2.80%                                                      (b)            04/20/05      2,000         1,997,044
---------------------------------------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.
(Acquired 02/09/05; Cost $2,067,208)
2.70%                                                      (b)            05/04/05      2,080         2,074,852
===============================================================================================================
                                                                                                      4,071,896
===============================================================================================================

ASSET-BACKED SECURITIES - TRADE RECEIVABLES--4.89%
CAFCO LLC (Acquired 03/08/05; Cost $2,779,464)
2.87%                                                      (b)            06/08/05      2,800         2,784,821
===============================================================================================================

Total Commercial  Paper (Cost $15,132,185)                                                           15,132,185
===============================================================================================================

VARIABLE RATE DEMAND NOTES--14.54% (c)

INSURED--2.68%
Omaha (City of), Nebraska; Special Tax
Redevelopment Taxable Series 2002 B RB,
2.95%                                                      (d)(e)         02/01/13      1,530         1,530,000
===============================================================================================================


VIMKT-QTR-1                            F-1

                                                                                        PAR
                                                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT--11.86% (f)
Albuquerque (City of), New Mexico
(Ktech Corp. Project); Taxable Series
2002 IDR (LOC-Wells Fargo Bank N.A.),
2.90%                                                      (e)            11/01/22    $ 1,600      $  1,600,000
---------------------------------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Floating Rate Notes
(LOC-Wells Fargo Bank N.A.)
2.90%                                                      (e)            02/02/43      1,825         1,825,000
---------------------------------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes
(LOC-Wachovia Bank, N.A.)
(Acquired 12/20/02; Cost $665,000)
2.87%                                                      (b)(e)         08/31/16        665           665,000
---------------------------------------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
Floating Rate Loan Program Notes
(LOC-National City Bank)
2.99%                                                      (e)            10/15/27         85            85,000
---------------------------------------------------------------------------------------------------------------
Moon (City of), Pennsylvania Industrial Development
Authority (One Thorn Run Project);
Taxable Series 1995 B IDR (LOC-National City Bank),
2.95%                                                      (e)            11/01/15      1,385         1,385,000
---------------------------------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte;
Series 2002 Floating Rate Bonds
(LOC-Wachovia Bank, N.A.)
2.86%                                                      (e)            05/01/14      1,200         1,200,000
===============================================================================================================
                                                                                                      6,760,000
===============================================================================================================

Total Variable Rate Demand Notes (Cost $8,290,000)                                                    8,290,000
===============================================================================================================

ASSET-BACKED SECURITIES--7.08%

FULLY BACKED--1.75%
Racers Trust-Series 2004-6-MM, Floating Rate Notes
(CEP-Lehman Brothers Holdings Inc.)
(Acquired 04/13/04; $1,000,000)
2.85%                                                      (b)(g)         08/22/05      1,000         1,000,000
===============================================================================================================

STRUCTURED--5.33%
Holmes Financing (No. 8) PLC (United Kingdom)
-Series 1, Class 1A, Floating Rate Bonds
2.76%                                                      (g)            04/15/05      1,000         1,000,000
---------------------------------------------------------------------------------------------------------------
Residential Mortgage Securities
(United Kingdom)-Series 17A, Class A-1,
Floating Rate Bonds
(Acquired 02/10/05; Cost $2,037,150)
2.81%                                                      (b)(g)         02/14/06      2,037         2,037,150
===============================================================================================================
                                                                                                      3,037,150
===============================================================================================================

Total Asset-Backed Securities (Cost $4,037,150)                                                       4,037,150
===============================================================================================================

CERTIFICATES OF DEPOSIT--3.51%
Northern Rock PLC (United Kingdom) (Cost $2,000,000)
2.25%                                                                     04/04/05      2,000         2,000,000
===============================================================================================================

FUNDING AGREEMENTS--3.51%
New York Life Insurance Co.
(Acquired 04/07/04; Cost $2,000,000)
2.77%                                                      (b)(g)(h)      04/06/05      2,000         2,000,000
===============================================================================================================


VIMKT-QTR-1                            F-2

                                                                                        PAR
                                                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS--3.51%
Merrill Lynch Mortgage Capital, Inc.
(Acquired 03/23/05; $2,000,000)
3.02%                                                      (b)(i)(j)(k)   04/21/05    $ 2,000      $  2,000,000
===============================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--1.75%

FEDERAL HOME LOAN BANK (FHLB)--1.75%
Unsec. Bonds,
1.35%  (Cost $1,000,000)                                                  04/29/05      1,000         1,000,000
===============================================================================================================

MEDIUM-TERM NOTES--1.23%
MetLife Global Funding, Floating Rate Global MTN
(Acquired 11/10/04; Cost $700,525) (Cost $700,467)
2.89%                                                      (b)(g)         03/28/06        700           700,467
===============================================================================================================

Total Investments (excluding Repurchase Agreements)
(Cost $35,159,802)                                                                                   35,159,802
===============================================================================================================

REPURCHASE AGREEMENTS--38.33%
Banc of America Securities LLC
2.90%                                                      (l)            04/01/05      2,500         2,500,000
---------------------------------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United Kingdom)
2.90%                                                      (m)            04/01/05      9,356         9,356,299
---------------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co.
2.90%                                                      (n)            04/01/05      2,500         2,500,000
---------------------------------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York Branch
(United Kingdom)
2.90%                                                      (o)            04/01/05      2,500         2,500,000
---------------------------------------------------------------------------------------------------------------
Morgan Stanley
2.90%                                                      (p)            04/01/05      2,500         2,500,000
---------------------------------------------------------------------------------------------------------------
Wachovia Securities, Inc.
2.90%                                                      (q)            04/01/05      2,500         2,500,000
===============================================================================================================

Total Repurchase Agreements (Cost $21,856,299)                                                       21,856,299
===============================================================================================================

Total Investments--100.00% (Cost $57,016,101)              (r)                                     $ 57,016,101
_______________________________________________________________________________________________________________
===============================================================================================================


VIMKT-QTR-1                            F-3

Investment Abbreviations:

ABS                       Asset Backed Security
CEP                       Credit Enhancement Provider
IDR                       Industrial Development Revenue Bonds
LOC                       Letter of Credit
MTN                       Medium Term Notes
RB                        Revenue Bonds
Unsec.                    Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $ 23,534,802, which represented 41.28% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(d) Principal and/or interest payments are secured by bond insurance provided Ambac Assurance Corp.

(e) Interest rate is redetermined weekly. Rate shown is the rate in effect on March 31, 2005.

(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g) Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2005.

(h) Security considered to be illiquid; the portfolio is limited to investing 10% of net assets in illiquid securities. The market value of this security considered illiquid at March 31, 2005 represented 3.51% of the Fund's Total Investments.

(i) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on March 31, 2005.

(k) Interest rate is redetermined daily. Rate shown is the rate in effect on March 31, 2005.

(l) Joint repurchase agreement entered into 03/31/05 with a maturing value of $250,020,139. Collateralized by $262,202,744 U.S. Government obligations, 5.50% due 12/01/34 with an aggregate market value at 03/31/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $2,500,201.

(m) Joint repurchase agreement entered into 03/31/05 with a maturing value of $500,040,278. Collateralized by $499,891,567 U.S. Government obligations, 2.75% to 8.00% due 12/01/11 to 04/01/35 with an aggregate market value at 03/31/05 of $510,000,000. The amount to be received upon repurchase by the Fund is $9,357,053.

(n) Joint repurchase agreement entered into 03/31/05 with a maturing value of $250,020,139. Collateralized by $250,427,407 U.S. Government obligations, 4.00% to 7.00% due 10/01/13 to 09/01/34 with an aggregate market value at 03/31/05 of $255,000,000. The amount to be received upon repurchase by the Fund is $2,500,201.

(o) Joint repurchase agreement entered into 03/31/05 with a maturing value of $500,040,278. Collateralized by $512,193,563 U.S. Government obligations, 0.00% to 5.29% due 03/01/25 to 04/01/35 with an aggregate market value at 03/31/05 of $510,002,763. The amount to be received upon repurchase by the Fund is $2,500,201.

(p) Joint repurchase agreement entered into 03/31/05 with a maturing value of $250,020,139. Collateralized by $251,548,672 U.S. Government obligations, 1.88% to 6.63% due 09/15/05 to 12/01/34 with an aggregate market value at 03/31/05 of $256,791,038. The amount to be received upon repurchase by the Fund is $2,500,201.

(q) Joint repurchase agreement entered into 03/31/05 with a maturing value of $250,020,139. Collateralized by $256,548,672 U.S. Government obligations, 3.75% to 5.38% due 07/15/09 to 03/20/34 with an aggregate market value at 03/31/05 of $255,002,160. The amount to be received upon repurchase by the Fund is $2,500,201.

(r)  Also represents cost for federal income tax purposes.


VIMKT-QTR-1                            F-4

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


VIMKT-QTR-1                            F-5

                          AIM V.I. PREMIER EQUITY FUND
         Quarterly Schedule of Portfolio Holdings o March 31, 2005

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         VIPEQ-QTR-1 3/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--90.84%
ADVERTISING--1.04%
Interpublic Group of Cos., Inc. (The)(a)(b)                                                362,000                   $    4,445,360
-----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                         148,300                       13,127,516
===================================================================================================================================
                                                                                                                         17,572,876
===================================================================================================================================

AEROSPACE & DEFENSE--1.56%
Boeing Co. (The)                                                                            60,000                        3,507,600
-----------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                      45,000                        4,817,250
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell International Inc.                                                               183,400                        6,824,314
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                     210,500                       11,362,790
===================================================================================================================================
                                                                                                                         26,511,954
===================================================================================================================================

AIR FREIGHT & LOGISTICS--0.19%
FedEx Corp.                                                                                 35,000                        3,288,250
===================================================================================================================================

ALUMINUM--0.30%
Alcoa Inc.                                                                                 170,300                        5,175,417
===================================================================================================================================

APPAREL RETAIL--0.48%
Gap, Inc. (The)                                                                            371,000                        8,102,640
===================================================================================================================================

APPLICATION SOFTWARE--0.52%
Amdocs Ltd. (United Kingdom)(a)                                                            310,000                        8,804,000
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.96%
Bank of New York Co., Inc. (The)                                                           559,100                       16,241,855
===================================================================================================================================

BIOTECHNOLOGY--0.34%
Gilead Sciences, Inc.(a)                                                                   160,000                        5,728,000
===================================================================================================================================

BREWERS--0.83%
Heineken N.V. (Netherlands)(c)                                                             405,081                       14,040,144
===================================================================================================================================

BUILDING PRODUCTS--0.56%
Masco Corp.                                                                                271,800                        9,423,306
===================================================================================================================================


VIPEQ-QTR-1                           F-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.56%
Cisco Systems, Inc.(a)                                                                     355,000                   $    6,350,950
-----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                             140,000                        2,095,800
-----------------------------------------------------------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)(a)                                                                 574,600                        8,866,078
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                              250,000                        9,162,500
===================================================================================================================================
                                                                                                                         26,475,328
===================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.24%
Best Buy Co., Inc.                                                                          75,000                        4,050,750
===================================================================================================================================

COMPUTER HARDWARE--2.12%
Apple Computer, Inc.(a)                                                                    135,000                        5,625,450
-----------------------------------------------------------------------------------------------------------------------------------
Dell Inc.(a)                                                                               500,000                       19,210,000
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                      122,600                       11,203,188
===================================================================================================================================
                                                                                                                         36,038,638
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.87%
EMC Corp.(a)                                                                               265,000                        3,264,800
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc.-Class A(a)                                                     143,000                       11,435,710
===================================================================================================================================
                                                                                                                         14,700,510
===================================================================================================================================

CONSUMER ELECTRONICS--1.31%
Harman International Industries, Inc.                                                       47,000                        4,157,620
-----------------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
(Netherlands)(a)(c)                                                                        333,000                        9,167,917
-----------------------------------------------------------------------------------------------------------------------------------
Sony Corp.-ADR (Japan)(b)                                                                  221,000                        8,844,420
===================================================================================================================================
                                                                                                                         22,169,957
===================================================================================================================================

CONSUMER FINANCE--0.99%
American Express Co.                                                                        85,000                        4,366,450
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                  80,000                        1,964,000
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                  210,000                       10,466,400
===================================================================================================================================
                                                                                                                         16,796,850
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.26%
First Data Corp.                                                                           543,600                       21,368,916
===================================================================================================================================

DEPARTMENT STORES--1.63%
J.C. Penney Co., Inc.                                                                       80,000                        4,153,600
-----------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.(a)(b)                                                                         325,200                       16,790,076
-----------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                            120,000                        6,645,600
===================================================================================================================================
                                                                                                                         27,589,276
===================================================================================================================================

DIVERSIFIED BANKS--0.76%
Bank of America Corp.                                                                      293,100                       12,925,710
===================================================================================================================================


VIPEQ-QTR-1                           F-2

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--0.99%
Dow Chemical Co. (The)                                                                     336,900                   $   16,794,465
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.03%
Cendant Corp.                                                                              850,300                       17,465,162
===================================================================================================================================

ELECTRIC UTILITIES--0.55%
FPL Group, Inc.(b)                                                                         234,400                        9,411,160
===================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.48%
Rockwell Automation, Inc.                                                                  145,000                        8,212,800
===================================================================================================================================

ENVIRONMENTAL SERVICES--1.80%
Waste Management, Inc.                                                                   1,058,900                       30,549,265
===================================================================================================================================

FOOD RETAIL--1.79%
Kroger Co. (The)(a)                                                                      1,508,400                       24,179,652
-----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.(a)                                                                            336,000                        6,226,080
===================================================================================================================================
                                                                                                                         30,405,732
===================================================================================================================================

FOOTWEAR--0.64%
NIKE, Inc.-Class B                                                                         130,000                       10,830,300
===================================================================================================================================

GENERAL MERCHANDISE STORES--0.83%
Target Corp.                                                                               281,600                       14,085,632
===================================================================================================================================

HEALTH CARE DISTRIBUTORS--1.64%
Cardinal Health, Inc.                                                                      305,800                       17,063,640
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                             284,000                       10,721,000
===================================================================================================================================
                                                                                                                         27,784,640
===================================================================================================================================

HEALTH CARE EQUIPMENT--1.26%
Baxter International Inc.                                                                  225,000                        7,645,500
-----------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                    155,000                        9,055,100
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                                            130,000                        4,652,700
===================================================================================================================================
                                                                                                                         21,353,300
===================================================================================================================================

HEALTH CARE FACILITIES--0.68%
HCA Inc.                                                                                   214,000                       11,463,980
===================================================================================================================================

HEALTH CARE SERVICES--0.37%
Quest Diagnostics Inc.                                                                      60,000                        6,307,800
===================================================================================================================================


VIPEQ-QTR-1                           F-3

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SUPPLIES--0.55%
Alcon, Inc. (Switzerland)                                                                  105,000                   $    9,375,450
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.53%
Hilton Hotels Corp.                                                                        150,000                        3,352,500
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(d)                                                92,800                        5,570,784
===================================================================================================================================
                                                                                                                          8,923,284
===================================================================================================================================

HOUSEHOLD PRODUCTS--0.85%
Kimberly-Clark Corp.                                                                       154,200                       10,135,566
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                                  80,000                        4,240,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         14,375,566
===================================================================================================================================

HOUSEWARES & SPECIALTIES--0.33%
Fortune Brands, Inc.                                                                        70,000                        5,644,100
===================================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.51%
Costco Wholesale Corp.                                                                     195,000                        8,615,100
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--4.50%
General Electric Co.                                                                       709,300                       25,577,358
-----------------------------------------------------------------------------------------------------------------------------------
Textron Inc.                                                                                65,000                        4,850,300
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)(b)                                                     1,356,800                       45,859,840
===================================================================================================================================
                                                                                                                         76,287,498
===================================================================================================================================

INDUSTRIAL MACHINERY--1.32%
Danaher Corp.                                                                               80,000                        4,272,800
-----------------------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                                283,000                       10,694,570
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                                    83,400                        7,466,802
===================================================================================================================================
                                                                                                                         22,434,172
===================================================================================================================================

INTEGRATED OIL & GAS--3.80%
Amerada Hess Corp.(b)                                                                      118,450                       11,396,075
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC-ADR (United Kingdom)                                                                241,400                       15,063,360
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                              60,000                        6,470,400
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                          207,100                       12,343,160
-----------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                            83,900                        8,283,447
-----------------------------------------------------------------------------------------------------------------------------------
Total S.A. (France)(c)                                                                      47,000                       10,999,937
===================================================================================================================================
                                                                                                                         64,556,379
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.46%
SBC Communications Inc.                                                                    330,000                        7,817,700
===================================================================================================================================

INTERNET RETAIL--0.18%
eBay Inc.(a)                                                                                80,000                        2,980,800
===================================================================================================================================


VIPEQ-QTR-1                           F-4

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.68%
Google Inc.-Class  A(a)(b)                                                                  20,000                   $    3,610,200
-----------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.(a)                                                                          120,000                        3,444,000
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.(a)                                                                             130,000                        4,407,000
===================================================================================================================================
                                                                                                                         11,461,200
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--2.50%
Goldman Sachs Group, Inc. (The)                                                             85,000                        9,349,150
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                  150,400                        8,512,640
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                             428,400                       24,525,900
===================================================================================================================================
                                                                                                                         42,387,690
===================================================================================================================================

IT CONSULTING & OTHER SERVICES--1.15%
Accenture Ltd.-Class A (Bermuda)(a)                                                        811,600                       19,600,140
===================================================================================================================================

MANAGED HEALTH CARE--2.22%
Aetna Inc.                                                                                 140,000                       10,493,000
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                    135,000                       12,876,300
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint Inc.(a)                                                                          114,100                       14,302,435
===================================================================================================================================
                                                                                                                         37,671,735
===================================================================================================================================

MOVIES & ENTERTAINMENT--0.94%
Walt Disney Co. (The)                                                                      555,000                       15,945,150
===================================================================================================================================

MULTI-LINE INSURANCE--0.40%
Hartford Financial Services Group, Inc. (The)                                               98,000                        6,718,880
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.57%
Dominion Resources, Inc.                                                                   130,200                        9,690,786
===================================================================================================================================

OFFICE ELECTRONICS--0.85%
Xerox Corp.(a)                                                                             949,000                       14,377,350
===================================================================================================================================

OIL & GAS DRILLING--2.01%
GlobalSanteFe Corp. (Cayman Islands)                                                       301,600                       11,171,264
-----------------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)                                                       172,300                       10,189,822
-----------------------------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                                                        248,000                       12,762,080
===================================================================================================================================
                                                                                                                         34,123,166
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--3.37%
Baker Hughes Inc.(b)                                                                       187,600                        8,346,324
-----------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                            327,500                       16,990,700
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                            299,100                       12,936,075
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                                            136,300                        9,606,424
-----------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                  148,600                        9,321,678
===================================================================================================================================
                                                                                                                         57,201,201
===================================================================================================================================


VIPEQ-QTR-1                           F-5

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.43%
Valero Energy Corp.                                                                        100,000                   $    7,327,000
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.01%
Citigroup Inc.                                                                             506,000                       22,739,640
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                       327,500                       11,331,500
===================================================================================================================================
                                                                                                                         34,071,140
===================================================================================================================================

PACKAGED FOODS & MEATS--4.09%
Campbell Soup Co.                                                                          425,200                       12,339,304
-----------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                        465,300                       22,869,495
-----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods Inc.-Class A(b)                                                                559,900                       18,504,695
-----------------------------------------------------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)(c)                                                             231,000                       15,724,839
===================================================================================================================================
                                                                                                                         69,438,333
===================================================================================================================================

PAPER PRODUCTS--0.67%
Georgia-Pacific Corp.                                                                      318,500                       11,303,565
===================================================================================================================================

PERSONAL PRODUCTS--0.88%
Gillette Co. (The)                                                                         295,000                       14,891,600
===================================================================================================================================

PHARMACEUTICALS--9.11%
Bristol-Myers Squibb Co.                                                                   491,600                       12,516,136
-----------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                                                               393,200                       14,528,740
-----------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (United Kingdom)                                                   430,000                       19,745,600
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                          300,000                       20,148,000
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                           705,400                       22,833,798
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                                367,700                        9,659,479
-----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)(C)                                                                 214,000                       18,070,473
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)                                           454,500                       14,089,500
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth(b)                                                                                   544,100                       22,950,138
===================================================================================================================================
                                                                                                                        154,541,864
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--3.35%
ACE Ltd. (Cayman Islands)                                                                  551,600                       22,764,532
-----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.-Class A(a)(b)                                                          180                       15,660,000
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp. (The)                                                                          117,200                        9,290,444
-----------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                        249,000                        9,145,770
===================================================================================================================================
                                                                                                                         56,860,746
===================================================================================================================================

PUBLISHING--1.26%
Gannett Co., Inc.                                                                          135,300                       10,699,524
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                268,200                       10,693,134
===================================================================================================================================
                                                                                                                         21,392,658
===================================================================================================================================

RAILROADS--0.66%
Union Pacific Corp.                                                                        161,800                       11,277,460
===================================================================================================================================


VIPEQ-QTR-1                           F-6

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS--0.47%
Fifth Third Bancorp                                                                        186,900                   $    8,032,962
===================================================================================================================================


RESTAURANTS--1.30%
McDonald's Corp.                                                                           270,000                        8,407,800
-----------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.(a)                                                                          65,000                        3,357,900
-----------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                          200,000                       10,362,000
===================================================================================================================================
                                                                                                                         22,127,700
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.42%
Applied Materials, Inc.(a)                                                                 440,000                        7,150,000
===================================================================================================================================

SEMICONDUCTORS--2.62%
Analog Devices, Inc.                                                                       449,800                       16,255,772
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                415,100                        9,642,773
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                               519,500                       10,706,895
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                               268,400                        7,845,332
===================================================================================================================================
                                                                                                                         44,450,772
===================================================================================================================================

SOFT DRINKS--0.51%
Coca-Cola Co. (The)                                                                        208,300                        8,679,861
===================================================================================================================================

SPECIALTY STORES--0.37%
Staples, Inc.                                                                              200,000                        6,286,000
===================================================================================================================================


SYSTEMS SOFTWARE--3.95%
Adobe Systems Inc.                                                                          85,000                        5,709,450
-----------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                    926,000                       25,094,600
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                            988,300                       23,887,211
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                                            645,000                        8,049,600
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                                          200,000                        4,266,000
===================================================================================================================================
                                                                                                                         67,006,861
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.44%
Countrywide Financial Corp.(b)                                                             150,000                        4,869,000
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                 203,300                       11,069,685
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                    216,800                        8,563,600
===================================================================================================================================
                                                                                                                         24,502,285
===================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost
$1,368,362,093)                                                                                                       1,541,196,767
===================================================================================================================================


VIPEQ-QTR-1                           F-7

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--6.46%
Liquid Assets Portfolio-Institutional Class(e)                                          54,791,404                   $   54,791,404
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)                                             54,791,403                       54,791,403
-----------------------------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $109,582,807)                                                                            109,582,807
===================================================================================================================================
TOTAL INVESTMENTS--97.30% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $1,477,944,900)                                                                              1,650,779,574
===================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
Money Market Funds--2.70%
STIC Prime Portfolio-Institutional Class(e)(f)                                          45,844,496                       45,844,496
===================================================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $45,844,496)                                                                    45,844,496
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $1,523,789,396)                                                                    $1,696,624,070
___________________________________________________________________________________________________________________________________
===================================================================================================================================


     Investment Abbreviations:

     ADR                                American Depositary Receipt

     Notes to Schedule of Investments:


(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at March 31, 2005.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $68,003,310, which represented 4.01% of the Fund's Total Investments. See
     Note 1A.

(d)  Each unit represents one common share and one Class B share.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part of this schedule.


VIPEQ-QTR-1                           F-8

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, and domestic and foreign index futures.

VIPEQ-QTR-1                           F-9

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


VIPEQ-QTR-1                           F-10

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                             MARKET                                      UNREALIZED        MARKET
                             VALUE      PURCHASES      PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      REALIZED
FUND                        12/31/04     AT COST            SALES      (DEPRECIATION)     03/31/05      INCOME      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class       $ 57,924,372  $ 84,858,703   $ (87,991,671)  $          --     $ 54,791,404  $ 256,388    $        --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class         57,924,371    84,858,703     (87,991,671)             --       54,791,403    263,032             --
===============================================================================================================================
      SUBTOTAL            $115,848,743  $169,717,406   $(175,983,342)  $          --     $109,582,807  $ 519,420    $        --
===============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                             MARKET                                      UNREALIZED        MARKET
                             VALUE      PURCHASES      PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      REALIZED
FUND                        12/31/04     AT COST            SALES      (DEPRECIATION)     03/31/05      INCOME *    GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class       $  5,027,000  $170,570,169    $(129,752,673)  $         --      $ 45,844,496  $   2,010    $       --
===============================================================================================================================
      TOTAL               $120,875,743  $340,287,575    $(305,736,015)  $         --      $155,427,303  $ 521,430    $       --
===============================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

          At March 31, 2005, securities with an aggregate value of $45,179,813 were on loan to brokers. The loans were secured by cash collateral of $45,844,496 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $2,010 for securities lending transactions.



VIPEQ-QTR-1                           F-11

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $228,673,788 and $263,959,503, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $210,005,373
-----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (47,455,894)
=============================================================================
Net unrealized appreciation of investment securities             $162,549,479
_____________________________________________________________________________
=============================================================================
Cost of investments for tax purposes is $1,534,074,591.


VIPEQ-QTR-1                           F-12

                           AIM V.I. REAL ESTATE FUND
           Quarterly Schedule of Portfolio Holdings o March 31, 2005


     YOUR GOALS. OUR SOLUTIONS.        [AIM INVESTMENTS LOGO APPEARS HERE]
     --Registered Trademark --               --Registered Trademark--

AIMinvestments.com              VIREA-QTR-1 3/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                               MARKET
                                                                              SHARES           VALUE
---------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS &
  OTHER EQUITY INTERESTS--98.24%

APARTMENTS--16.72%

American Campus Communities, Inc.                                              12,400     $       260,400
---------------------------------------------------------------------------------------------------------
Archstone-Smith Trust                                                          72,700           2,479,797
---------------------------------------------------------------------------------------------------------
AvalonBay Communities, Inc.                                                    27,100           1,812,719
---------------------------------------------------------------------------------------------------------
BRE Properties, Inc.-Class A                                                   15,300             540,090
---------------------------------------------------------------------------------------------------------
Canadian Apartment Properties Real Estate
  Investment Trust (Canada)                                                    30,300             361,290
---------------------------------------------------------------------------------------------------------
Education Realty Trust, Inc.                                      (a)          15,600             259,428
---------------------------------------------------------------------------------------------------------
Equity Residential                                                            105,700           3,404,597
---------------------------------------------------------------------------------------------------------
Essex Property Trust, Inc.                                                     26,900           1,854,486
---------------------------------------------------------------------------------------------------------
GMH Communities Trust                                                           8,500              99,535
---------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                                             74,900           1,563,163
=========================================================================================================
                                                                                               12,635,505
=========================================================================================================

DIVERSIFIED--6.92%

British Land Co. PLC (United Kingdom)                             (b)           5,900              89,638
---------------------------------------------------------------------------------------------------------
CapitaCommercial Trust (Singapore)                                (b)          69,900              60,543
---------------------------------------------------------------------------------------------------------
Capital & Regional PLC (United Kingdom)                           (b)          11,300             148,325
---------------------------------------------------------------------------------------------------------
CapitaLand Ltd. (Singapore)                                       (b)          29,000              41,212
---------------------------------------------------------------------------------------------------------
Cominar Real Estate Investment Trust (Canada)                                   5,400              78,007
---------------------------------------------------------------------------------------------------------
Cousins Properties Inc.-Series B, 7.50% Pfd.                                    6,100             152,500
---------------------------------------------------------------------------------------------------------
Hammerson PLC (United Kingdom)                                    (b)           7,100             111,564
---------------------------------------------------------------------------------------------------------
Hang Lung Properties Ltd. (Hong Kong)                             (b)          77,000             111,341
---------------------------------------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Bermuda)                             (b)          98,000             263,405
---------------------------------------------------------------------------------------------------------
Hysan Development Co. Ltd. (Hong Kong)                            (b)          58,000             114,576
---------------------------------------------------------------------------------------------------------
Land Securities Group PLC (United Kingdom)                        (b)           3,000              73,255
---------------------------------------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Japan)                                  (b)          17,000             198,761
---------------------------------------------------------------------------------------------------------
Multiplex Group (Australia)                                                    70,000             233,544
---------------------------------------------------------------------------------------------------------
Singapore Land Ltd. (Singapore)                                   (b)          25,000              80,991
---------------------------------------------------------------------------------------------------------
Sino Land Co. Ltd. (Hong Kong)                                    (b)          60,594              54,644
---------------------------------------------------------------------------------------------------------
Stockland (Australia)                                             (b)          41,400             186,777
---------------------------------------------------------------------------------------------------------
Vornado Realty Trust                                                           46,600           3,227,982
=========================================================================================================
                                                                                                5,227,065
=========================================================================================================

HEALTHCARE--0.70%

Ventas, Inc.                                                                   21,200             529,152
=========================================================================================================

VIREA-QTR-1

                                                                                               MARKET
                                                                              SHARES           VALUE
---------------------------------------------------------------------------------------------------------
INDUSTRIAL PROPERTIES--10.59%

Ascendas Real Estate Investment Trust (Singapore)                 (b)          75,200     $        85,562
---------------------------------------------------------------------------------------------------------
Brixton PLC (United Kingdom)                                      (b)          17,500             112,778
---------------------------------------------------------------------------------------------------------
Catellus Development Corp.                                                     19,947             531,588
---------------------------------------------------------------------------------------------------------
CenterPoint Properties Trust                                                   60,100           2,464,100
---------------------------------------------------------------------------------------------------------
First Potomac Realty Trust                                                      6,000             137,100
---------------------------------------------------------------------------------------------------------
Macquarie Goodman Group (Australia)                                            30,000              88,042
---------------------------------------------------------------------------------------------------------
ProLogis                                                                      121,114           4,493,329
---------------------------------------------------------------------------------------------------------
Summit Real Estate Investment Trust (Canada)                                    6,100              93,214
=========================================================================================================
                                                                                                8,005,713
=========================================================================================================

INDUSTRIAL/OFFICE MIXED--0.51%

Duke Realty Corp.                                                              13,000             388,050
=========================================================================================================

LODGING-RESORTS--10.85%

Equity Inns Inc.                                                               25,100             276,853
---------------------------------------------------------------------------------------------------------
Fairmont Hotels & Resorts Inc. (Canada)                                        27,900             924,606
---------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                           103,900           2,322,165
---------------------------------------------------------------------------------------------------------
Host Marriott Corp.                                                           135,200           2,238,912
---------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties                                                       12,900             374,745
---------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                         (c)          34,300           2,059,029
=========================================================================================================
                                                                                                8,196,310
=========================================================================================================

OFFICE PROPERTIES--17.73%

Alexandria Real Estate Equities, Inc.                                          19,300           1,242,534
---------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.-Series C, 8.38% Pfd.                      1,800              46,800
---------------------------------------------------------------------------------------------------------
American Financial Realty Trust                                                47,100             689,073
---------------------------------------------------------------------------------------------------------
Arden Realty, Inc.                                                             16,300             551,755
---------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                        55,300           3,330,719
---------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                        21,900             621,960
---------------------------------------------------------------------------------------------------------
Brookfield Properties Corp. (Canada)                                           24,700             950,950
---------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                        7,300             230,315
---------------------------------------------------------------------------------------------------------
Derwent Valley Holdings PLC (United Kingdom)                      (b)          10,300             214,064
---------------------------------------------------------------------------------------------------------
Digital Realty Trust, Inc.-Series A, 8.50% Pfd.                                 2,900              75,400
---------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                            17,400             711,834
---------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                         17,900             758,065
---------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp.                                                   800              24,560
---------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                          47,600           2,676,072
---------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.                                                        67,200           1,276,800
=========================================================================================================
                                                                                               13,400,901
=========================================================================================================

VIREA-QTR-1

                                                                                               MARKET
                                                                              SHARES           VALUE
---------------------------------------------------------------------------------------------------------
REGIONAL MALLS--20.75%

CapitaMall Trust (Singapore)                                      (b)          38,700     $        47,817
---------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                               2,600             185,926
---------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.-Series D, 7.38% Pfd.                          3,100              76,632
---------------------------------------------------------------------------------------------------------
General Growth Properties, Inc.                                               159,000           5,421,900
---------------------------------------------------------------------------------------------------------
Liberty International PLC (United Kingdom)                        (b)          20,100             365,881
---------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                                             47,300           2,520,144
---------------------------------------------------------------------------------------------------------
Mills Corp. (The)                                                              30,800           1,629,320
---------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                     88,300           5,349,214
---------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.-Series G, 8.00% Pfd.                                      3,100              80,290
=========================================================================================================
                                                                                               15,677,124
=========================================================================================================

SELF STORAGE FACILITIES--1.94%

Extra Space Storage Inc.                                                       14,400             194,400
---------------------------------------------------------------------------------------------------------
Public Storage, Inc.                                                           22,300           1,269,762
=========================================================================================================
                                                                                                1,464,162
=========================================================================================================

SHOPPING CENTERS--9.07%

Citycon Oyj (Finland)                                             (b)          21,600              68,505
---------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                            53,300           2,118,675
---------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                                15,300             739,755
---------------------------------------------------------------------------------------------------------
Inland Real Estate Corp.                                                       18,800             282,564
---------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                                            17,000             964,750
---------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                          44,000           2,095,720
---------------------------------------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                                              38,200             582,550
=========================================================================================================
                                                                                                6,852,519
=========================================================================================================

SPECIALTY PROPERTIES--2.46%

Capital Automotive REIT                                                         7,100             235,152
---------------------------------------------------------------------------------------------------------
Entertainment Properties Trust                                                 12,700             526,161
---------------------------------------------------------------------------------------------------------
Entertainment Properties Trust-Series B, 7.75% Pfd.                             4,900             122,794
---------------------------------------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                                                    21,400             763,980
---------------------------------------------------------------------------------------------------------
Spirit Finance Corp.                                              (a)          19,500             211,770
=========================================================================================================
                                                                                                1,859,857
=========================================================================================================

Total Real Estate Investment Trusts, Common Stocks &
  Other Equity Interests (Cost $65,141,077)                                                    74,236,358
=========================================================================================================

MONEY MARKET FUNDS--1.76%

Premier Portfolio-Institutional Class (Cost $1,330,833)           (d)       1,330,833           1,330,833
=========================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $66,471,910)                                            $    75,567,191
_________________________________________________________________________________________________________
=========================================================================================================

     Investment Abbreviations:

     Pfd.                              Preferred
     REIT                              Real Estate Investment Trust

VIREA-QTR-1

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $2,429,639, which represented 3.22% of the Fund's Total Investments. See
     Note 1A.

(c)  Each unit represents one common share and one Class B share.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

     See accompanying notes which are an integral part of this schedule.



VIREA-QTR-1                          F-4

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


VIREA-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

VIREA-QTR-1

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                          MARKET                        PROCEEDS         UNREALIZED       MARKET                          REALIZED
                          VALUE         PURCHASE          FROM          APPRECIATION      VALUE          DIVIDEND           GAIN
FUND                     12/31/04        AT COST          SALES        (DEPRECIATION)    03/31/05         INCOME           (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
Institutional
Class*                $  6,720,218    $ 10,166,748    $(15,556,133)    $         --    $  1,330,833    $     24,526    $         --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* On February 25, 2005, the Premier Portfolio investments were transferred from the original share class with no name designated as Institutional Share Class.

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $14,832,279 and $7,028,578, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $     9,295,313
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (242,910)
=================================================================================
Net unrealized appreciation of investment securities             $     9,052,403
_________________________________________________________________________________
=================================================================================

Cost of investments for tax purposes is $66,514,788

VIREA-QTR-1

                         AIM V.I. SMALL CAP EQUITY FUND
            Quarterly Schedule of Portfolio Holdings o March 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com             VISCE-QTR-1 3/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                         MARKET
                                                                                            SHARES                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--94.71%

ADVERTISING--1.25%
R.H. Donnelley Corp.                                                       (a)               6,250                   $       363,062
====================================================================================================================================

AEROSPACE & DEFENSE--2.23%
Alliant Techsystems Inc.                                                   (a)               4,800                           342,960
------------------------------------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp.                                                                         5,300                           302,100
====================================================================================================================================
                                                                                                                             645,060
====================================================================================================================================

AIR FREIGHT & LOGISTICS--1.80%
EGL, Inc.                                                                  (a)               9,500                           216,600
------------------------------------------------------------------------------------------------------------------------------------
UTI Worldwide, Inc. (United Kingdom)                                                         4,400                           305,580
====================================================================================================================================
                                                                                                                             522,180
====================================================================================================================================

ALUMINUM--0.60%
Century Aluminum Co.                                                       (a)               5,700                           172,482
====================================================================================================================================

APPAREL RETAIL--6.72%
Dress Barn, Inc. (The)                                                     (a)              14,800                           269,656
------------------------------------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The)-Class A                                                              9,500                           219,925
------------------------------------------------------------------------------------------------------------------------------------
Genesco Inc.                                                               (a)               9,500                           269,990
------------------------------------------------------------------------------------------------------------------------------------
Guess?, Inc.                                                               (a)              21,600                           295,920
------------------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                                (a)               8,100                           341,901
------------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                         (a)               7,250                           278,327
------------------------------------------------------------------------------------------------------------------------------------
Too Inc.                                                                   (a)              11,000                           271,370
====================================================================================================================================
                                                                                                                           1,947,089
====================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.89%
Quiksilver, Inc.                                                           (a)               8,900                           258,367
====================================================================================================================================

APPLICATION SOFTWARE--1.75%
Hyperion Solutions Corp.                                                   (a)               4,500                           198,495
------------------------------------------------------------------------------------------------------------------------------------
SERENA Software, Inc.                                                      (a)              13,000                           308,880
====================================================================================================================================
                                                                                                                             507,375
====================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.07%
Affiliated Managers Group, Inc.                                            (a)               5,000                           310,150
====================================================================================================================================


VISCE-QTR-1                            F-1

                                                                                                                          MARKET
                                                                                            SHARES                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.28%
DOV Pharmaceutical, Inc.                                                   (a)               7,500                   $       102,600
------------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.                                               (a)               4,500                           171,270
------------------------------------------------------------------------------------------------------------------------------------
Serologicals Corp.                                                         (a)               9,900                           241,956
------------------------------------------------------------------------------------------------------------------------------------
Transkaryotic Therapies, Inc.                                              (a)               5,800                           144,797
====================================================================================================================================
                                                                                                                             660,623
====================================================================================================================================

BUILDING PRODUCTS--0.59%
NCI Building Systems, Inc.                                                 (a)               4,400                           169,840
====================================================================================================================================

COMMERCIAL PRINTING--0.52%
Banta Corp.                                                                                  3,500                           149,800
====================================================================================================================================

COMMUNICATIONS EQUIPMENT--1.66%
CommScope, Inc.                                                            (a)              14,300                           213,928
------------------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.                                                     (a)              27,000                           267,300
====================================================================================================================================
                                                                                                                             481,228
====================================================================================================================================

COMPUTER HARDWARE--1.51%
Intergraph Corp.                                                           (a)               5,500                           158,455
------------------------------------------------------------------------------------------------------------------------------------
Stratasys, Inc.                                                            (a)               9,800                           277,634
====================================================================================================================================
                                                                                                                             436,089
====================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.44%
Synaptics Inc.                                                             (a)               5,500                           127,600
====================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.12%
Wabash National Corp.                                                                       11,500                           280,600
------------------------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                                16,300                           333,987
====================================================================================================================================
                                                                                                                             614,587
====================================================================================================================================

CONSUMER FINANCE--0.72%
Dollar Financial Corp.                                                     (a)              17,600                           209,088
====================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.97%
BISYS Group, Inc. (The)                                                    (a)              20,300                           318,304
------------------------------------------------------------------------------------------------------------------------------------
Wright Express Corp.                                                       (a)              14,700                           251,370
====================================================================================================================================
                                                                                                                             569,674
====================================================================================================================================

DIVERSIFIED CHEMICALS--0.33%
FMC Corp.                                                                  (a)               1,800                            96,210
====================================================================================================================================


VISCE-QTR-1                            F-2

                                                                                                                         MARKET
                                                                                            SHARES                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING--1.46%
Compass Minerals International, Inc.                                                        16,600                    $      422,470
====================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.01%
Paxar Corp.                                                                (a)              13,700                           292,358
====================================================================================================================================

ENVIRONMENTAL SERVICES--1.14%
Waste Connections, Inc.                                                    (a)               9,500                           330,125
====================================================================================================================================

GAS UTILITIES--0.50%
New Jersey Resources Corp.                                                                   3,300                           143,649
====================================================================================================================================

HEALTH CARE EQUIPMENT--1.32%
Datascope Corp.                                                                              3,300                           100,914
------------------------------------------------------------------------------------------------------------------------------------
Invacare Corp.                                                                               6,300                           281,169
====================================================================================================================================
                                                                                                                             382,083
====================================================================================================================================

HEALTH CARE FACILITIES--3.18%
Genesis HealthCare Corp.                                                   (a)               7,000                           300,230
------------------------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc.                                                   (a)               9,300                           326,430
------------------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc.                                                           (a)              14,600                           295,358
====================================================================================================================================
                                                                                                                             922,018
====================================================================================================================================

HEALTH CARE SERVICES--1.01%
Apria Healthcare Group Inc.                                                (a)               9,100                           292,110
====================================================================================================================================

HEALTH CARE SUPPLIES--2.66%
DJ Orthopedics Inc.                                                        (a)               4,200                           105,210
------------------------------------------------------------------------------------------------------------------------------------
Haemonetics Corp.                                                          (a)               7,700                           324,632
------------------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.                                            (a)               9,500                           341,050
====================================================================================================================================
                                                                                                                             770,892
====================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--2.30%
Kerzner International Ltd. (Bahamas)                                       (a)               5,900                           361,257
------------------------------------------------------------------------------------------------------------------------------------
La Quinta Corp.                                                            (a)              35,700                           303,450
====================================================================================================================================
                                                                                                                             664,707
====================================================================================================================================

HOUSEWARES & SPECIALTIES--2.50%
Jarden Corp.                                                               (a)               8,400                           385,392
------------------------------------------------------------------------------------------------------------------------------------
Yankee Candle Co., Inc. (The)                                              (a)              10,700                           339,190
====================================================================================================================================
                                                                                                                             724,582
====================================================================================================================================

INDUSTRIAL GASES--0.88%
Airgas, Inc.                                                                                10,700                           255,623
====================================================================================================================================


VISCE-QTR-1                            F-3

                                                                                                                          MARKET
                                                                                            SHARES                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY--2.08%
Kaydon Corp.                                                                                 9,300                    $      292,020
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                    7,700                           311,003
====================================================================================================================================
                                                                                                                             603,023
====================================================================================================================================

INSURANCE BROKERS--0.78%
Hilb Rogal & Hobbs Co.                                                                       6,300                           225,540
====================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.06%
CMET Finance Holdings, Inc. (Acquired 12/08/03; Cost $20,000)              (a)(b)(c)           200                            16,840
====================================================================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--0.90%
iShares Nasdaq Biotechnology Index Fund                                    (a)               4,100                           261,252
====================================================================================================================================

MANAGED HEALTH CARE--1.43%
AMERIGROUP Corp.                                                           (a)               5,400                           197,424
------------------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc.                                               (a)               3,400                           217,056
====================================================================================================================================
                                                                                                                             414,480
====================================================================================================================================

METAL & GLASS CONTAINERS--1.13%
AptarGroup, Inc.                                                                             6,300                           327,474
====================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--1.42%
Avista Corp.                                                                                 7,800                           136,500
------------------------------------------------------------------------------------------------------------------------------------
Energen Corp.                                                                                4,100                           273,060
====================================================================================================================================
                                                                                                                             409,560
====================================================================================================================================

OFFICE SERVICES & SUPPLIES--0.67%
Brady Corp.-Class A                                                                          6,000                           194,100
====================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.83%
FMC Technologies, Inc.                                                     (a)               7,500                           248,850
------------------------------------------------------------------------------------------------------------------------------------
Oceaneering International, Inc.                                            (a)               7,500                           281,250
====================================================================================================================================
                                                                                                                             530,100
====================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--4.59%
Comstock Resources, Inc.                                                   (a)               8,800                           252,912
------------------------------------------------------------------------------------------------------------------------------------
Penn Virginia Corp.                                                                          8,000                           367,200
------------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co.                                        (a)              10,900                           380,410
------------------------------------------------------------------------------------------------------------------------------------
Warren Resources Inc.                                                      (a)              30,700                           329,411
====================================================================================================================================
                                                                                                                           1,329,933
====================================================================================================================================


VISCE-QTR-1                            F-4

                                                                                                                          MARKET
                                                                                            SHARES                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.52%
Golar LNG Ltd. (Bermuda)                                                   (a)(d)           11,947                    $      150,757
====================================================================================================================================

PACKAGED FOODS & MEATS--1.08%
Flowers Foods, Inc.                                                                         11,100                           313,131
====================================================================================================================================

PAPER PRODUCTS--0.88%
Wausau-Mosinee Paper Corp.                                                                  18,000                           254,520
====================================================================================================================================

PHARMACEUTICALS--1.46%
Aspreva Pharmaceuticals Corp. (Canada)                                     (a)              12,900                           187,695
------------------------------------------------------------------------------------------------------------------------------------
Par Pharmaceutical Cos. Inc.                                               (a)               7,000                           234,080
====================================================================================================================================
                                                                                                                             421,775
====================================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.01%
Assured Guaranty Ltd. (Bermuda)                                                             15,600                           280,020
------------------------------------------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Corp.                                    (a)               3,900                           302,367
====================================================================================================================================
                                                                                                                             582,387
====================================================================================================================================

REAL ESTATE--0.53%
Alexandria Real Estate Equities, Inc.                                                        2,400                           154,512
====================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.25%
Jones Lang LaSalle Inc.                                                    (a)               7,750                           361,538
====================================================================================================================================

REGIONAL BANKS--4.64%
Alabama National BanCorp.                                                                    3,600                           222,804
------------------------------------------------------------------------------------------------------------------------------------
Boston Private Financial Holdings, Inc.                                                      5,600                           133,000
------------------------------------------------------------------------------------------------------------------------------------
Cathay General Bancorp                                                                       4,200                           132,300
------------------------------------------------------------------------------------------------------------------------------------
CVB Financial Corp.                                                                          7,875                           142,853
------------------------------------------------------------------------------------------------------------------------------------
Hancock Holding Co.                                                                          4,400                           143,000
------------------------------------------------------------------------------------------------------------------------------------
Hudson United Bancorp                                                                        3,800                           133,950
------------------------------------------------------------------------------------------------------------------------------------
MB Financial, Inc.                                                                           3,500                           134,050
------------------------------------------------------------------------------------------------------------------------------------
Signature Bank                                                             (a)               6,700                           177,617
------------------------------------------------------------------------------------------------------------------------------------
Wintrust Financial Corp.                                                                     2,600                           122,434
====================================================================================================================================
                                                                                                                           1,342,008
====================================================================================================================================

RESTAURANTS--3.66%
Dave & Buster's, Inc.                                                      (a)              14,900                           278,630
------------------------------------------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                                                         10,400                           300,612
------------------------------------------------------------------------------------------------------------------------------------
Papa John's International, Inc.                                            (a)               4,800                           166,656
------------------------------------------------------------------------------------------------------------------------------------
Steak n Shake Co. (The)                                                    (a)              16,200                           313,470
====================================================================================================================================
                                                                                                                           1,059,368
====================================================================================================================================


VISCE-QTR-1                            F-5

                                                                                                                          MARKET
                                                                                            SHARES                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--2.29%
ATMI, Inc.                                                                 (a)              11,100                     $     277,944
------------------------------------------------------------------------------------------------------------------------------------
Cymer, Inc.                                                                (a)               5,300                           141,881
------------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.                            (a)               6,400                           243,264
====================================================================================================================================
                                                                                                                             663,089
====================================================================================================================================

SEMICONDUCTORS--1.92%
DSP Group, Inc.                                                            (a)              11,600                           298,816
------------------------------------------------------------------------------------------------------------------------------------
Semtech Corp.                                                              (a)               7,700                           137,599
------------------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories Inc.                                                  (a)               4,000                           118,840
====================================================================================================================================
                                                                                                                             555,255
====================================================================================================================================

SPECIALTY CHEMICALS--2.08%
Albemarle Corp.                                                                              8,500                           309,060
------------------------------------------------------------------------------------------------------------------------------------
Minerals Technologies Inc.                                                                   4,450                           292,721
====================================================================================================================================
                                                                                                                             601,781
====================================================================================================================================

SPECIALTY STORES--1.17%
Hibbett Sporting Goods, Inc.                                               (a)              11,300                           339,452
====================================================================================================================================

STEEL--1.04%
Commercial Metals Co.                                                                        8,900                           301,621
====================================================================================================================================

SYSTEMS SOFTWARE--2.65%
MICROS Systems, Inc.                                                       (a)               7,000                           256,970
------------------------------------------------------------------------------------------------------------------------------------
RADWARE Ltd. (Israel)                                                      (a)              11,900                           279,293
------------------------------------------------------------------------------------------------------------------------------------
RSA Security Inc.                                                          (a)              14,600                           231,410
====================================================================================================================================
                                                                                                                             767,673
====================================================================================================================================

TECHNOLOGY DISTRIBUTORS--1.97%
Global Imaging Systems, Inc.                                               (a)               8,400                           297,864
------------------------------------------------------------------------------------------------------------------------------------
ScanSource, Inc.                                                           (a)               5,250                           272,108
====================================================================================================================================
                                                                                                                             569,972
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.49%
Sterling Financial Corp.                                                   (a)               4,000                           142,800
====================================================================================================================================

TIRES & RUBBER--0.50%
Bandag, Inc.                                                                                 3,100                           145,638
====================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--1.35%
Watsco, Inc.                                                                                 9,300                           391,530
====================================================================================================================================


VISCE-QTR-1                            F-6

                                                                                                                          MARKET
                                                                                            SHARES                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
TRUCKING--1.92%
Landstar System, Inc.                                                      (a)               8,000                      $    262,000
------------------------------------------------------------------------------------------------------------------------------------
Overnite Corp.                                                                               9,200                           294,308
====================================================================================================================================
                                                                                                                             556,308
====================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $25,224,222)                                                           27,428,538
====================================================================================================================================

MONEY MARKET FUNDS--5.29%
Liquid Assets Portfolio-Institutional Class                                (e)             765,756                           765,756
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                                   (e)             765,756                           765,756
------------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $1,531,512)                                                                                 1,531,512
====================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $26,755,734)                                                                           $28,960,050
____________________________________________________________________________________________________________________________________
====================================================================================================================================

Notes to Schedule of Investments:


(a)  Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at March 31, 2005 represented 0.06% of the Fund's Total Investments. See Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at March 31, 2005 represented 0.06% of the Fund's Total Investments. This security is considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at March 31, 2005 represented 0.52% of the Fund's Total Investments. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


See accompanying notes which are an integral part of this schedule.


VISCE-QTR-1                            F-7

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


VISCE-QTR-1                            F-8

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


VISCE-QTR-1                            F-9

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                      MARKET                                UNREALIZED      MARKET
                                      VALUE    PURCHASES     PROCEEDS      APPRECIATION      VALUE     DIVIDEND   REALIZED
FUND                                12/31/04    AT COST     FROM SALES    (DEPRECIATION)    03/31/05    INCOME   GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets                     $  344,833  $ 2,729,467  $ (2,308,544)  $          --    $  765,756  $  3,048  $       --
Portfolio-Institutional Class
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
Porfolio-Institutional Class         344,833    2,729,467    (2,308,544)             --       765,756     3,126          --
===========================================================================================================================

TOTAL                             $  689,666  $ 5,458,934  $ (4,617,088)  $          --    $1,531,512  $  6,174  $       --
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $6,258,116 and $6,414,736, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $      3,040,518
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (869,069)
================================================================================
Net unrealized appreciation of investment securities           $      2,171,449
________________________________________________________________________________
================================================================================

Cost of investments for tax purposes is $26,788,601.



VISCE-QTR-1                           F-10

                       AIM V.I. SMALL COMPANY GROWTH FUND

           Quarterly Schedule of Portfolio Holdings o March 31, 2005


AIMinvestments.com         I-VISCG-QTR-1 3/05               A I M Advisors, Inc.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                            --Registered Trademark--

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)


                                                                                                                             MARKET
                                                                                              SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS--94.43%

AEROSPACE & DEFENSE--0.31%

Ceradyne, Inc.                                                  (a)                            6,000                       $ 134,220
====================================================================================================================================

AIRLINES--1.26%

AirTran Holdings, Inc.                                          (a)                           29,900                         270,595
------------------------------------------------------------------------------------------------------------------------------------
JetBlue Airways Corp.                                           (a)(b)                        14,800                         281,792
====================================================================================================================================
                                                                                                                             552,387
====================================================================================================================================

APPAREL RETAIL--1.52%

Aeropostale, Inc.                                               (a)                            5,500                         180,125
------------------------------------------------------------------------------------------------------------------------------------
Gymboree Corp. (The)                                            (a)                           14,300                         179,322
------------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.                                                 (a)(c)                        14,000                         305,900
====================================================================================================================================
                                                                                                                             665,347
====================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.84%

Hartmarx Corp.                                                  (a)                           38,700                         369,198
====================================================================================================================================

APPLICATION SOFTWARE--5.54%

Altiris, Inc.                                                   (a)                           10,900                         259,965
------------------------------------------------------------------------------------------------------------------------------------
Catapult Communications Corp.                                   (a)                            8,700                         185,745
------------------------------------------------------------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                                                               25,800                         464,142
------------------------------------------------------------------------------------------------------------------------------------
Intervoice, Inc.                                                (a)                           12,300                         138,129
------------------------------------------------------------------------------------------------------------------------------------
Open Solutions Inc.                                             (a)                           17,200                         341,076
------------------------------------------------------------------------------------------------------------------------------------
Sonic Solutions                                                 (a)                           19,100                         287,455
------------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc.                                                  (a)                           13,900                         251,590
------------------------------------------------------------------------------------------------------------------------------------
TIBCO Software Inc.                                             (a)                           24,900                         185,505
------------------------------------------------------------------------------------------------------------------------------------
Ulticom, Inc.                                                   (a)                           27,900                         310,527
====================================================================================================================================
                                                                                                                           2,424,134
====================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--3.39%

Affiliated Managers Group, Inc.                                 (a)                            6,475                         401,644
------------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                            15,000                         733,650
------------------------------------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                                              8,700                         346,260
====================================================================================================================================
                                                                                                                           1,481,554
====================================================================================================================================


I-VISCG-QTR-1                          F-1

                                                                                                                             MARKET
                                                                                              SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT--0.77%

Keystone Automotive Industries, Inc.                            (a)                            6,000                       $ 138,960
------------------------------------------------------------------------------------------------------------------------------------
Midas, Inc.                                                     (a)                            8,600                         196,338
====================================================================================================================================
                                                                                                                             335,298
====================================================================================================================================

BIOTECHNOLOGY--6.34%

Amylin Pharmaceuticals, Inc.                                    (a)                           17,200                         300,828
------------------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.                                           (a)                           12,000                         244,320
------------------------------------------------------------------------------------------------------------------------------------
Digene Corp.                                                    (a)                           16,300                         338,225
------------------------------------------------------------------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc.                                     (a)                           17,200                         175,268
------------------------------------------------------------------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.                                    (a)                           11,300                         310,750
------------------------------------------------------------------------------------------------------------------------------------
Incyte Corp.                                                    (a)                           23,300                         159,139
------------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.                                    (a)                            8,800                         334,928
------------------------------------------------------------------------------------------------------------------------------------
Nuvelo, Inc.                                                    (a)                           23,600                         153,400
------------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.                                       (a)                            5,200                         214,968
------------------------------------------------------------------------------------------------------------------------------------
QLT Inc. (Canada)                                               (a)                           28,000                         360,080
------------------------------------------------------------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc.                                     (a)                           11,500                         184,460
====================================================================================================================================
                                                                                                                           2,776,366
====================================================================================================================================

BROADCASTING & CABLE TV--1.83%

New Frontier Media, Inc.                                        (a)                           32,200                         230,359
------------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc.-Class D                                         (a)                           38,700                         570,825
====================================================================================================================================
                                                                                                                             801,184
====================================================================================================================================

BUILDING PRODUCTS--0.53%

Quixote Corp.                                                                                 10,700                         231,869
====================================================================================================================================


CASINOS & GAMING--1.52%

Aztar Corp.                                                     (a)                            9,800                         279,888
------------------------------------------------------------------------------------------------------------------------------------
Multimedia Games, Inc.                                          (a)                           21,500                         166,840
------------------------------------------------------------------------------------------------------------------------------------
Nevada Gold & Casinos, Inc.                                     (a)                           17,100                         218,880
====================================================================================================================================
                                                                                                                             665,608
====================================================================================================================================

COMMUNICATIONS EQUIPMENT--0.90%

ADTRAN, Inc.                                                                                  10,500                         185,220
------------------------------------------------------------------------------------------------------------------------------------
Tekelec                                                         (a)                           13,200                         210,408
====================================================================================================================================
                                                                                                                             395,628
====================================================================================================================================

COMPUTER HARDWARE--0.57%

Intergraph Corp.                                                (a)                            8,600                         247,766
====================================================================================================================================



I-VISCG-QTR-1                       F-2

                                                                                                                             MARKET
                                                                                              SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--0.64%

Brocade Communications Systems, Inc.                            (a)                            2,200                        $ 13,024
------------------------------------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc.                                   (a)                           15,000                         267,600
====================================================================================================================================
                                                                                                                             280,624
====================================================================================================================================

CONSTRUCTION & ENGINEERING--0.81%

Perini Corp.                                                    (a)                           25,800                         355,782
====================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.95%

Astec Industries, Inc.                                          (a)                           21,000                         463,050
------------------------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                                            2,900                         237,771
------------------------------------------------------------------------------------------------------------------------------------
Terex Corp.                                                     (a)                            3,500                         151,550
====================================================================================================================================
                                                                                                                             852,371
====================================================================================================================================

CONSUMER FINANCE--1.46%

ACE Cash Express, Inc.                                          (a)                           12,900                         293,475
------------------------------------------------------------------------------------------------------------------------------------
Advanta Corp.-Class B                                                                         15,000                         345,000
====================================================================================================================================
                                                                                                                             638,475
====================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.66%

Alliance Data Systems Corp.                                     (a)                           17,100                         690,840
------------------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.                                                  (a)                           17,400                         296,670
------------------------------------------------------------------------------------------------------------------------------------
Infocrossing, Inc.                                              (a)                           11,100                         175,824
====================================================================================================================================
                                                                                                                           1,163,334
====================================================================================================================================

DISTRIBUTORS--0.49%

Design Within Reach Inc.                                        (a)                           13,700                         215,569
====================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--4.00%

CoStar Group Inc.                                               (a)                            7,300                         269,005
------------------------------------------------------------------------------------------------------------------------------------
G & K Services, Inc.-Class A                                                                   8,000                         322,320
------------------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                                                               16,900                         353,548
------------------------------------------------------------------------------------------------------------------------------------
Sirva Inc.                                                      (a)                           23,600                         167,796
------------------------------------------------------------------------------------------------------------------------------------
SOURCECORP, Inc.                                                (a)                           15,000                         302,100
------------------------------------------------------------------------------------------------------------------------------------
Standard Parking Corp.                                          (a)                           21,400                         336,622
====================================================================================================================================
                                                                                                                           1,751,391
====================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.70%

EnerSys                                                         (a)                           33,800                         442,780
------------------------------------------------------------------------------------------------------------------------------------
Ultralife Batteries, Inc.                                       (a)                           17,700                         303,024
====================================================================================================================================
                                                                                                                             745,804
====================================================================================================================================



I-VISCG-QTR-1                          F-3

                                                                                                                            MARKET
                                                                                              SHARES                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--3.80%

Aeroflex Inc.                                                   (a)                           53,420                     $   498,409
------------------------------------------------------------------------------------------------------------------------------------
Applied Films Corp.                                             (a)                            8,700                         201,144
------------------------------------------------------------------------------------------------------------------------------------
Identix Inc.                                                    (a)                           47,000                         237,350
------------------------------------------------------------------------------------------------------------------------------------
Lipman Electronic Engineering Ltd. (Israel)                                                   13,800                         396,612
------------------------------------------------------------------------------------------------------------------------------------
Photon Dynamics, Inc.                                           (a)                           17,400                         331,644
====================================================================================================================================
                                                                                                                           1,665,159
====================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.58%

Staktek Holdings Inc.                                           (a)                           64,400                         255,024
====================================================================================================================================

EMPLOYMENT SERVICES--2.07%

Heidrick & Struggles International, Inc.                        (a)                            4,800                         176,496
------------------------------------------------------------------------------------------------------------------------------------
Hudson Highland Group, Inc.                                     (a)                           16,800                         287,112
------------------------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc.                                               (a)                           23,600                         440,140
====================================================================================================================================
                                                                                                                             903,748
====================================================================================================================================

GENERAL MERCHANDISE STORES--0.51%

Tuesday Morning Corp.                                           (a)                            7,700                         222,299
====================================================================================================================================

HEALTH CARE EQUIPMENT--4.50%

Adeza Biomedical Corp.                                          (a)                           21,600                         263,088
------------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.                                                     (a)                           21,500                         494,715
------------------------------------------------------------------------------------------------------------------------------------
IntraLase Corp.                                                 (a)                           18,000                         301,320
------------------------------------------------------------------------------------------------------------------------------------
Kyphon Inc.                                                     (a)                           10,500                         264,285
------------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                             12,200                         251,686
------------------------------------------------------------------------------------------------------------------------------------
Vnus Medical Technologies                                       (a)(b)                        16,800                         194,544
------------------------------------------------------------------------------------------------------------------------------------
Wright Medical Group, Inc.                                      (a)                            8,300                         199,200
====================================================================================================================================
                                                                                                                           1,968,838
====================================================================================================================================

HEALTH CARE FACILITIES--2.31%

Community Health Systems Inc.                                   (a)                           11,600                         404,956
------------------------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc.                                        (a)                            6,700                         235,170
------------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.                                           (a)                            7,400                         370,740
====================================================================================================================================
                                                                                                                           1,010,866
====================================================================================================================================

HEALTH CARE SERVICES--3.34%

DaVita, Inc.                                                    (a)(c)                        11,300                         472,905
------------------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc.                                   (a)                           15,200                         245,936
------------------------------------------------------------------------------------------------------------------------------------
HealthExtras, Inc.                                              (a)                           32,700                         544,455
------------------------------------------------------------------------------------------------------------------------------------
Horizon Health Corp.                                            (a)                            4,700                         199,750
====================================================================================================================================
                                                                                                                           1,463,046
====================================================================================================================================


I-VISCG-QTR-1                       F-4

                                                                                                                             MARKET
                                                                                              SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SUPPLIES--1.08%

Advanced Medical Optics, Inc.                                   (a)                            8,600                       $ 311,406
------------------------------------------------------------------------------------------------------------------------------------
Align Technology, Inc.                                          (a)                           26,100                         162,864
====================================================================================================================================
                                                                                                                             474,270
====================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.48%

La Quinta Corp.                                                 (a)                           24,600                         209,100
====================================================================================================================================

HOUSEHOLD APPLIANCES--1.50%

Blount International, Inc.                                      (a)                           38,600                         655,428
====================================================================================================================================

INDUSTRIAL GASES--0.33%

Airgas, Inc.                                                                                   6,000                         143,340
====================================================================================================================================

INDUSTRIAL MACHINERY--1.96%

CUNO Inc.                                                       (a)                            3,500                         179,865
------------------------------------------------------------------------------------------------------------------------------------
Kadant Inc.                                                     (a)                           13,500                         250,425
------------------------------------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                                  8,400                         309,288
------------------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc.                                            (a)                           13,400                         119,930
====================================================================================================================================
                                                                                                                             859,508
====================================================================================================================================

INTERNET RETAIL--0.46%

Blue Nile, Inc.                                                 (a)                            7,200                         199,080
====================================================================================================================================

INTERNET SOFTWARE & SERVICES--1.96%

CyberSource Corp.                                               (a)                           60,000                         309,000
------------------------------------------------------------------------------------------------------------------------------------
Digitas Inc.                                                    (a)                           27,400                         276,740
------------------------------------------------------------------------------------------------------------------------------------
Kintera Inc.                                                    (a)                           51,500                         272,950
====================================================================================================================================
                                                                                                                             858,690
====================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.52%

Knight Trading Group, Inc.-Class A                              (a)                           23,600                         227,504
====================================================================================================================================

IT CONSULTING & OTHER SERVICES--3.19%

Acxiom Corp.                                                                                   8,400                         175,812
------------------------------------------------------------------------------------------------------------------------------------
MPS Group, Inc.                                                 (a)                           21,100                         221,761
------------------------------------------------------------------------------------------------------------------------------------
Perot Systems Corp.-Class A                                     (a)                           14,300                         192,192
------------------------------------------------------------------------------------------------------------------------------------
Tier Technologies, Inc.-Class B                                 (a)                           25,800                         190,146
------------------------------------------------------------------------------------------------------------------------------------
TNS Inc.                                                        (a)                           34,300                         615,685
====================================================================================================================================
                                                                                                                           1,395,596
====================================================================================================================================


I-VISCG-QTR-1                      F-5

                                                                                                                             MARKET
                                                                                              SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------

LEISURE FACILITIES--0.63%

Speedway Motorsports, Inc.                                                                     7,700                       $ 274,890
====================================================================================================================================

LEISURE PRODUCTS--1.05%

K2 Inc.                                                         (a)                           16,700                         229,625
------------------------------------------------------------------------------------------------------------------------------------
MarineMax, Inc.                                                 (a)                            7,400                         230,732
====================================================================================================================================
                                                                                                                             460,357
====================================================================================================================================

OFFICE SERVICES & SUPPLIES--0.66%

Mine Safety Appliances Co.                                                                     7,500                         290,550
====================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.65%

Input/Output, Inc.                                              (a)                           44,400                         286,380
====================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.69%

Spinnaker Exploration Co.                                       (a)                            8,500                         302,005
====================================================================================================================================

PAPER PRODUCTS--1.44%

Bowater Inc.                                                                                   8,500                         320,195
------------------------------------------------------------------------------------------------------------------------------------
Sappi Ltd.-ADR (South Africa)                                                                 25,300                         311,190
====================================================================================================================================
                                                                                                                             631,385
====================================================================================================================================

PHARMACEUTICALS--4.62%

Bone Care International, Inc.                                   (a)                            8,400                         217,896
------------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.                              (a)                           17,200                         387,860
------------------------------------------------------------------------------------------------------------------------------------
Impax Laboratories, Inc.                                        (a)                            9,800                         156,800
------------------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.                                                (a)                           18,000                         454,860
------------------------------------------------------------------------------------------------------------------------------------
Par Pharmaceutical Cos. Inc.                                    (a)                            6,700                         224,048
------------------------------------------------------------------------------------------------------------------------------------
Salix Pharmaceuticals, Ltd.                                     (a)                           13,500                         222,615
------------------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                                                         15,800                         355,816
====================================================================================================================================
                                                                                                                           2,019,895
====================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.56%

United America Indemnity, Ltd.-Class A (Cayman Islands)         (a)                           12,900                         243,036
====================================================================================================================================

PUBLISHING--0.61%

Reader's Digest Association, Inc. (The)                                                       15,300                         264,843
====================================================================================================================================



I-VISCG-QTR-1                        F-6

                                                                                                                             MARKET
                                                                                              SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.72%

CB Richard Ellis Group, Inc.-Class A                            (a)                            9,000                       $ 314,910
====================================================================================================================================

REGIONAL BANKS--0.72%

Amegy Bancorp., Inc.                                                                          17,200                         315,620
====================================================================================================================================

RESTAURANTS--2.04%

RARE Hospitality International, Inc.                            (a)                           13,700                         423,056
------------------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                                            19,300                         468,797
====================================================================================================================================
                                                                                                                             891,853
====================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.29%

Cascade Microtech, Inc.                                         (a)                           19,300                         185,280
------------------------------------------------------------------------------------------------------------------------------------
Mattson Technology, Inc.                                        (a)                           47,500                         377,150
====================================================================================================================================
                                                                                                                             562,430
====================================================================================================================================

SEMICONDUCTORS--3.10%

AMIS Holdings, Inc.                                             (a)                           40,100                         452,729
------------------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.                                (a)                           16,100                         307,832
------------------------------------------------------------------------------------------------------------------------------------
Micrel, Inc.                                                    (a)                           15,000                         138,300
------------------------------------------------------------------------------------------------------------------------------------
Microsemi Corp.                                                 (a)                           28,000                         456,120
====================================================================================================================================
                                                                                                                           1,354,981
====================================================================================================================================

SPECIALIZED FINANCE--1.39%

Marlin Business Services Inc.                                   (a)                           19,000                         387,220
------------------------------------------------------------------------------------------------------------------------------------
Primus Guaranty, Ltd. (Bermuda)                                 (a)                           16,800                         218,904
====================================================================================================================================
                                                                                                                             606,124
====================================================================================================================================

SPECIALTY CHEMICALS--0.40%

Nalco Holding Co.                                               (a)                            9,400                         177,002
====================================================================================================================================

SPECIALTY STORES--2.24%

Bombay Co., Inc. (The)                                          (a)                            6,800                          36,040
------------------------------------------------------------------------------------------------------------------------------------
Cost Plus, Inc.                                                 (a)                            8,400                         225,792
------------------------------------------------------------------------------------------------------------------------------------
Gander Mountain Co.                                             (a)(b)                        14,000                         183,400
------------------------------------------------------------------------------------------------------------------------------------
Linens 'n Things, Inc.                                          (a)                           21,500                         533,845
====================================================================================================================================
                                                                                                                             979,077
====================================================================================================================================



I-VISCG-QTR-1                        F-7

                                                                                                                             MARKET
                                                                                              SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
SYSTEMS SOFTWARE--1.22%

Internet Security Systems, Inc.                                 (a)                           11,600                       $ 212,280
------------------------------------------------------------------------------------------------------------------------------------
RSA Security Inc.                                               (a)                           20,400                         323,340
====================================================================================================================================
                                                                                                                             535,620
====================================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.48%

PC Connection, Inc.                                             (a)                           36,100                         211,907
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.47%

Franklin Bank Corp.                                             (a)                           11,900                         205,275
====================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--1.83%

MSC Industrial Direct Co., Inc.-Class A                                                       10,400                         317,824
------------------------------------------------------------------------------------------------------------------------------------
Watsco, Inc.                                                                                   7,700                         324,170
------------------------------------------------------------------------------------------------------------------------------------
WESCO International, Inc.                                       (a)                            5,700                         159,600
====================================================================================================================================
                                                                                                                             801,594
====================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $41,277,885)                                                           41,325,139
====================================================================================================================================

MONEY MARKET FUNDS--4.78%

Premier Portfolio-Institutional Class   (Cost $2,092,629)       (d)                        2,092,629                       2,092,629
====================================================================================================================================

TOTAL INVESTMENTS--99.21% (excluding investments purchased with cash
collateral from securities loaned) (Cost $43,370,514)                                                                     43,417,768
====================================================================================================================================



I-VISCG-QTR-1                        F-8

                                                                                                                             MARKET
                                                                                              SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--0.79%

Premier Portfolio-Institutional Class                           (d)(e)                       347,230                       $ 347,230
------------------------------------------------------------------------------------------------------------------------------------

Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $347,230)                             347,230
====================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $43,717,744)                                                                          $ 43,764,998
____________________________________________________________________________________________________________________________________
====================================================================================================================================




    Investment Abbreviations:

    ADR        American Depositary Receipt

    Notes to Schedule of Investments:


(a) Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at March 31, 2005.

(c) A portion of this security is subject to call options written. See Note 1C and Note 4.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.




    See accompanying notes which are an integral part of this schedule.




I-VISCG-QTR-1                       F-9

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may


I-VISCG-QTR-1                       F-10
    include information relating to sector indices, ADR and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.



I-VISCG-QTR-1                         F-11

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

     INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     MARKET                               UNREALIZED    MARKET
                     VALUE     PURCHASES     PROCEEDS    APPRECIATION   VALUE       DIVIDEND    REALIZED
FUND                12/31/04    AT COST     FROM SALES  (DEPRECIATION) 03/31/05      INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class*           $  6,346,809 $10,006,705 $ (14,260,885) $     --    $ 2,092,629 $   14,787    $       --
=========================================================================================================

     INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                    MARKET                  PROCEEDS      UNREALIZED     MARKET
                    VALUE      PURCHASES      FROM       APPRECIATION    VALUE       DIVIDEND    REALIZED
FUND               12/31/04     AT COST       SALES     (DEPRECIATION)  03/31/05      INCOME**  GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class*           $    163,764 $ 1,630,490 $ (1,447,024)  $        --   $   347,230   $     557    $     --
==========================================================================================================
   TOTAL         $  6,510,573 $11,637,195 $(15,707,909)  $             $ 2,439,859   $  15,344    $     --
__________________________________________________________________________________________________________
==========================================================================================================

 * On February 25, 2005, the Premier Portfolio investments were transferred from the original share class with no name designation to the newly structured share class designated as Institutional Class.

** Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At March 31, 2005, securities with an aggregate value of $335,517 were on loan to brokers. The loans were secured by cash collateral of $347,230 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $557 for securities lending transactions.



I-VISCG-QTR-1                     F-12

NOTE 4 - OPTION CONTRACTS WRITTEN

                             TRANSACTIONS DURING THE PERIOD
     ------------------------------------------------------------------------------

                                                     CALL OPTION CONTRACTS
                                               ------------------------------------
                                                 NUMBER OF           PREMIUMS
                                                 CONTRACTS           RECEIVED
                                               --------------   -------------------
     Beginning of period                                 521           $     51,840
     ------------------------------------------------------------------------------
     Written                                             133                 14,287
     ------------------------------------------------------------------------------
     Closed                                             (150)               (18,100)
     ------------------------------------------------------------------------------
     Expired                                            (384)               (34,689)
     ==============================================================================
     End of period                                       120           $     13,338
     ______________________________________________________________________________
     ==============================================================================

                                   OPEN CALL OPTIONS WRITTEN AT PERIOD END
-----------------------------------------------------------------------------------------------------------

                                                                                     MARCH 31
                                                              NUMBER                   2005
                                             CONTRACT  STRIKE OF         PREMIUMS     MARKET    UNREALIZED
                                              MONTH    PRICE  CONTRACTS  RECEIVED      VALUE   APPRECIATION
                                             --------- ------ ---------- ---------- -----------------------

   DaVita, Inc.                              Apr-05    $45.0         53     $5,547        $530       $5,017
   --------------------------------------------------------------------------------------------------------
   Hot Topic, Inc.                           Apr-05     22.5         67      7,791       2,680        5,111
   ========================================================================================================
   Total outstanding options written                                120    $13,338      $3,210      $10,128
   ________________________________________________________________________________________________________
   ========================================================================================================


NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $22,678,865 and $20,207,134, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

          UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     -----------------------------------------------------------------------------------------

     Aggregate unrealized appreciation of investment securities                $     2,557,187
     -----------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                   (2,630,597)
     =========================================================================================
     Net unrealized appreciation of investment securities                      $       (73,410)
     _________________________________________________________________________________________
     =========================================================================================
     Cost of investments for tax purposes is $43,838,408.



I-VISCG-QTR-1                       F-13

                            AIM V.I. TECHNOLOGY FUND
           Quarterly Schedule of Portfolio Holdings o March 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                            --Registered Trademark--


AIMinvestments.com               I-VITEC-QTR-1 3/05         A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)


                                                                                                                            MARKET
                                                                                                         SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS & OTHER EQUITY INTERESTS--81.73%
APPLICATION SOFTWARE--3.32%

Kronos Inc.                                                                       (a)                      8,400  $          429,324
------------------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.                                                                  (a)                     52,300           1,752,050
------------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                                                         (a)                     29,300           1,388,234
------------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.                                                                      (a)                     33,900           1,469,565
------------------------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc.                                                              (a)                     85,100             776,963
====================================================================================================================================
                                                                                                                           5,816,136
====================================================================================================================================

BIOTECHNOLOGY--0.91%
Genzyme Corp.                                                                     (a)                     27,800           1,591,272
====================================================================================================================================


BROADCASTING & CABLE TV--2.25%
Cablevision Systems Corp.-New York Group-Class A                                  (a)                     16,600             465,630
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp.-Class A                                                             (a)                     98,421           3,324,661
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media International, Inc.-Class A                                         (a)                      3,547             155,146
====================================================================================================================================
                                                                                                                           3,945,437
====================================================================================================================================

COMMUNICATIONS EQUIPMENT--7.93%
Avaya Inc.                                                                        (a)                     71,670             837,106
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                               (a)                    271,200           4,851,768
------------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                                                         (a)                    138,760           3,499,527
------------------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc.                                                                 (a)(b)                  32,100           1,620,729
------------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                                                            (a)                     39,971             881,760
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                                             59,880           2,194,602
====================================================================================================================================
                                                                                                                          13,885,492
====================================================================================================================================

COMPUTER HARDWARE--10.26%
Apple Computer, Inc.                                                              (a)                    124,000           5,167,080
------------------------------------------------------------------------------------------------------------------------------------
Avid Technology, Inc.                                                             (a)                     38,400           2,078,208
------------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                                                         (a)                    128,500           4,936,970
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                       77,800           1,706,932
------------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                     44,700           4,084,686
====================================================================================================================================
                                                                                                                          17,973,876
====================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--6.03%
Brocade Communications Systems, Inc.                                              (a)                    104,700             619,824
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                                                                         (a)                    371,200           4,573,184
------------------------------------------------------------------------------------------------------------------------------------
Emulex Corp.                                                                      (a)                     68,000           1,281,120
------------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.                                                           (a)                     62,100           1,717,686
------------------------------------------------------------------------------------------------------------------------------------
QLogic Corp.                                                                      (a)                     24,200             980,100
------------------------------------------------------------------------------------------------------------------------------------
Storage Technology Corp.                                                          (a)                     45,500           1,401,400
====================================================================================================================================
                                                                                                                          10,573,314
====================================================================================================================================


I-VITEC-QTR-1                          F-1

                                                                                                                            MARKET
                                                                                                         SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING--0.22%
Dycom Industries, Inc.                                                            (a)                     16,900  $          388,531
====================================================================================================================================


DATA PROCESSING & OUTSOURCED SERVICES--3.04%
Automatic Data Processing, Inc.                                                                           27,500           1,236,125
------------------------------------------------------------------------------------------------------------------------------------
CheckFree Corp.                                                                   (a)                     21,500             876,340
------------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.                                                                 (a)                     40,400           1,865,672
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                          34,100           1,340,471
====================================================================================================================================
                                                                                                                           5,318,608
====================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.98%
Amphenol Corp.-Class A                                                                                    43,800           1,622,352
------------------------------------------------------------------------------------------------------------------------------------
Dolby Laboratories Inc.-Class A                                                   (a)                      4,300             101,050
====================================================================================================================================
                                                                                                                           1,723,402
====================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.61%
Trimble Navigation Ltd.                                                           (a)                     31,300           1,058,253
====================================================================================================================================


HEALTH CARE EQUIPMENT--0.48%

Medtronic, Inc.                                                                                           16,400             835,580
====================================================================================================================================


HEALTH CARE SERVICES--0.53%
Quest Diagnostics Inc.                                                                                     8,800             925,144
====================================================================================================================================


HOME ENTERTAINMENT SOFTWARE--0.67%
Activision, Inc.                                                                  (a)                     79,333           1,174,128
====================================================================================================================================


INTEGRATED TELECOMMUNICATION SERVICES--1.15%
Sprint Corp.                                                                                              88,455           2,012,351
====================================================================================================================================


INTERNET RETAIL--1.02%
eBay Inc.                                                                         (a)                     47,980           1,787,735
====================================================================================================================================


INTERNET SOFTWARE & SERVICES--7.83%
Google Inc.-Class  A                                                              (a)                     12,100           2,184,171
------------------------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc.                                                                   (a)                     23,600             963,588
------------------------------------------------------------------------------------------------------------------------------------
Niku Corp.                                                                        (a)                     21,000             379,050
------------------------------------------------------------------------------------------------------------------------------------
Openwave Systems Inc.                                                             (a)                     87,800           1,070,282
------------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                                                    (a)(b)                 122,750           3,522,925
------------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                                                       (a)                    165,260           5,602,314
====================================================================================================================================
                                                                                                                          13,722,330
====================================================================================================================================

I-VITEC-QTR-1                      F-2

                                                                                                                            MARKET
                                                                                                         SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES--2.09%
Anteon International Corp.                                                        (a)                     19,400  $          755,242
------------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.-Class A                                      (a)                     60,900           2,813,580
------------------------------------------------------------------------------------------------------------------------------------
Sapient Corp.                                                                     (a)                     13,500              99,158
====================================================================================================================================
                                                                                                                           3,667,980
====================================================================================================================================

MOVIES & ENTERTAINMENT--1.83%
Time Warner Inc.                                                                  (a)                    182,800           3,208,140
====================================================================================================================================


OFFICE ELECTRONICS--0.52%
Zebra Technologies Corp.-Class A                                                  (a)                     19,150             909,434
====================================================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES--0.43%
BlueStream Ventures L.P. (Acquired 08/03/00-01/07/05; Cost $2,170,905)            (a)(c)(d)(e)(f)(g)   2,295,000             751,199
====================================================================================================================================


SEMICONDUCTOR EQUIPMENT--2.16%
ATMI, Inc.                                                                        (a)                     17,600             440,704
------------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                  (a)                     37,200           1,711,572
------------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp.                                                                (a)                     21,500             620,490
------------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                                                            (a)                     17,800             475,794
------------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.                                                                    (a)                     36,300             529,980
====================================================================================================================================
                                                                                                                           3,778,540
====================================================================================================================================

SEMICONDUCTORS--17.47%
Altera Corp.                                                                      (a)                    152,100           3,008,538
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                      48,900           1,767,246
------------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp.-Class A                                                            (a)                     70,900           2,121,328
------------------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.                                                       (a)                     70,400             887,040
------------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class A                                              (a)                     29,500             500,025
------------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B                                              (a)                     29,030             500,768
------------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.                                                (a)                     35,100             422,253
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                              250,400           5,816,792
------------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                                   47,900           1,835,049
------------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                           66,300           2,709,681
------------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                                 65,575           1,705,606
------------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                             127,300           2,623,653
------------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.                                                                  (a)                    101,500             893,200
------------------------------------------------------------------------------------------------------------------------------------
Sigmatel Inc.                                                                     (a)                     11,100             415,473
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                                                    95,970           2,446,275
------------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                             101,000           2,952,230
====================================================================================================================================
                                                                                                                          30,605,157
====================================================================================================================================

I-VITEC-QTR-1                       F-3

                                                                                                                            MARKET
                                                                                                         SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------

SYSTEMS SOFTWARE--6.11%
McAfee Inc.                                                                       (a)                     37,700  $          850,512
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                          143,400           3,465,978
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                                      (a)                    408,400           5,096,832
------------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                                                    (a)                     20,800             443,664
------------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.                                                            (a)                     36,500             847,530
====================================================================================================================================
                                                                                                                          10,704,516
====================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--3.89%
American Tower Corp.-Class A                                                      (a)                     55,600           1,013,588
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.-Class A                                               (a)                     58,500           1,662,570
------------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.-Class A                                                     (a)                     91,620           2,011,975
------------------------------------------------------------------------------------------------------------------------------------
NII Holdings Inc.                                                                 (a)                     24,100           1,385,750
------------------------------------------------------------------------------------------------------------------------------------
Syniverse Holdings Inc.                                                           (a)                     53,500             738,300
====================================================================================================================================
                                                                                                                           6,812,183
====================================================================================================================================

Total Domestic Common Stocks & Other Equity Interests (Cost $131,862,376)                                                143,168,738
____________________________________________________________________________________________________________________________________
====================================================================================================================================


FOREIGN STOCKS & OTHER EQUITY INTERESTS--12.45%

BERMUDA--1.91%
Marvell Technology Group Ltd. (Semiconductors)                                    (a)(b)                  87,500           3,354,750
====================================================================================================================================

CANADA--1.85%
ATI Technologies Inc. (Semiconductors)                                            (a)(b)                  80,200           1,384,252
------------------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. (Application Software)                                               (a)                     44,300           1,857,942
====================================================================================================================================
                                                                                                                           3,242,194
====================================================================================================================================

FINLAND --1.55%
Nokia Oyj-ADR (Communications Equipment)                                                                 175,763           2,712,023
====================================================================================================================================

GERMANY--0.27%
SAP A.G.-ADR (Application Software)                                                                       11,700             468,936
====================================================================================================================================

INDIA--0.93%
Infosys Technologies Ltd.-ADR (IT Consulting & Other Services)                                             5,700             420,261
------------------------------------------------------------------------------------------------------------------------------------
Wipro Ltd.-ADR (IT Consulting & Other Services)                                   (h)                     59,000           1,204,190
====================================================================================================================================
                                                                                                                           1,624,451
====================================================================================================================================

ISRAEL--1.29%

Check Point Software Technologies Ltd. (Systems Software)                         (a)                    104,000           2,260,960
====================================================================================================================================

I-VITEC-QTR-1                       F-4

                                                                                                                            MARKET
                                                                                                         SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------

JAPAN--0.19%
Jupiter Telecommunications Co., Ltd. (Internet Software & Services)
(Acquired 03/14/05; Cost $67,666)                                                 (a)(c)                      88  $           70,164
------------------------------------------------------------------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication Services)                            (i)                        159             265,647
====================================================================================================================================
                                                                                                                             335,811
====================================================================================================================================

MEXICO--0.69%
America Movil S.A. de C.V.-Series L-ADR (Wireless Telecommunication Services)                             23,430           1,208,988
====================================================================================================================================

RUSSIA--0.93%
AO VimpelCom-ADR (Wireless Telecommunication Services)                            (a)                     47,100           1,621,182
====================================================================================================================================

TAIWAN--0.49%
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR (Semiconductors)                                         101,851             863,696
====================================================================================================================================

UNITED KINGDOM--2.35%
Amdocs Ltd. (Application Software)                                                (a)                    144,830           4,113,172
====================================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $19,390,936)                                                          21,806,163
====================================================================================================================================

                                                                                                NUMBER
                                                                                                  OF      EXERCISE  EXPIRATION
                                                                                               CONTRACTS    PRICE      DATE
PUT OPTIONS PURCHASED--0.00%
ATI Technologies Inc. (Semiconductors)  (Cost $10,745)                                         415          $ 15       Apr-05  1,038
====================================================================================================================================


                                                                                                     SHARES
MONEY MARKET FUNDS--5.30%
Premier Portfolio-Institutional Class   (Cost $9,288,022)                         (j)                  9,288,022           9,288,022
====================================================================================================================================

TOTAL INVESTMENTS--99.48% (excluding investments purchased with cash collateral
from securities loaned) (Cost $160,552,079)                                                                              174,263,961
====================================================================================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--0.52%
Premier Portfolio-Institutional Class                                             (j)(k)                 914,598             914,598
====================================================================================================================================

Total Money Market Funds (purchased with cash collateral from securities loaned)
(Cost $914,598)                                                                                                              914,598
====================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $161,466,677)                                                                   $      175,178,559
____________________________________________________________________________________________________________________________________
====================================================================================================================================



I-VITEC-QTR-1                      F-5

Investment Abbreviations:

ADR               American Depositary Receipt

Notes to Schedule of Investments:


(a)      Non-income producing security.

(b) A portion of this security is subject to call options written. See Note 1E and Note 4.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2005 was $821,363, which represented 0.47% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security considered to be illiquid; the portfolio is limited to investing 15% of net assets in illiquid securities. The market value of this security considered illiquid at March 31, 2005 represented 0.43% of the Fund's Total Investments.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at March 31, 2005 represented 0.43% of the Fund's Total Investments. See Note 1A.

(f) The Fund has a remaining commitment of $89,273,600 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(g)      Security is considered venture capital. See Note 1G.

(h) All or a portion of this security has been pledged as collateral for securities lending transactions at March 31, 2005.

(i) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at March 31, 2005 represented 0.15% of the Fund's Total Investments. See Note 1A.

(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(k) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.




I-VITEC-QTR-1                          F-6

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

I-VITEC-QTR-1                        F-7

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written.

I-VITEC-QTR-1                        F-8

    The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. VENTURE CAPITAL INVESTMENTS - The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.


NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                         MARKET                                UNREALIZED    MARKET                  REALIZED
                         VALUE     PURCHASES     PROCEEDS     APPRECIATION   VALUE       DIVIDEND      GAIN
FUND                    12/31/04    AT COST     FROM SALES   (DEPRECIATION) 03/31/05      INCOME      (LOSS)
--------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class*              $  2,875,986 $ 26,866,094 $ (20,454,058    $      --   $ 9,288,022  $  40,587       $   --
==============================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                         MARKET                                UNREALIZED    MARKET                  REALIZED
                         VALUE     PURCHASES     PROCEEDS     APPRECIATION   VALUE       DIVIDEND      GAIN
FUND                    12/31/04    AT COST     FROM SALES   (DEPRECIATION) 03/31/05     INCOME**     (LOSS)
--------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class*              $   898,697  $  8,133,714 $ (8,117,813)    $  --       $   914,598  $  4,483        $   --
==============================================================================================================
TOTAL               $ 3,774,683  $ 34,999,808 $(28,571,871)    $  --       $10,202,620  $ 45,070        $   --
______________________________________________________________________________________________________________
==============================================================================================================


* On February 25, 2005, the Premier Portfolio investments were transferred from the original share class with no name designation to the newly structured share class designated as Institutional Class.

** Dividend income is net of income rebate paid to securities lending counterparties.


I-VITEC-QTR-1                       F-9

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At March 31, 2005, securities with an aggregate value of $899,612 were on loan to brokers. The loans were secured by cash collateral of $914,598 received by the Fund and subsequently invested in an affiliated money market funds. For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $4,483 for securities lending transactions.

NOTE 4 - OPTION CONTRACTS WRITTEN

                                        TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------------------------------------
                                                                              CALL OPTION CONTRACTS
                                                           ---------------------------------------------------
                                                                     NUMBER OF                     PREMIUMS
                                                                     CONTRACTS                     RECEIVED
                                                           ---------------------------------------------------
Beginning of period                                                         --                    $         --
--------------------------------------------------------------------------------------------------------------
Written                                                                  1,265                          78,548
==============================================================================================================
End of period                                                            1,265                    $     78,548
______________________________________________________________________________________________________________
==============================================================================================================


                                       OPEN CALL OPTIONS WRITTEN AT PERIOD END
---------------------------------------------------------------------------------------------------------------------
                                                                                                       UNREALIZED
                                         CONTRACT  STRIKE  NUMBER OF   PREMIUMS    MARCH 31, 2005     APPRECIATION
                                          MONTH    PRICE   CONTRACTS   RECEIVED     MARKET VALUE     (DEPRECIATION)
                                        --------- ------- ---------- ----------- -----------------   ----------------

Marvell Technology Group Ltd.            May-05   $40.0      219      $16,506        $33,397          $(16,891)
---------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.            May-05    42.5      193       15,054         13,993             1,061
---------------------------------------------------------------------------------------------------------------------
ATI Technologies Inc.                    May-05    20.0      415        7,178          7,263               (85)
---------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc.                        Apr-05    60.0      247       23,958          2,470            21,488
---------------------------------------------------------------------------------------------------------------------
Verisign, Inc.                           Apr-05    30.0      191       15,852         10,027             5,825
=====================================================================================================================
Total outstanding options written                          1,265      $78,548        $67,150          $ 11,398
_____________________________________________________________________________________________________________________
=====================================================================================================================



I-VITEC-QTR-1                    F-10

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $38,534,973 and $56,046,450, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


      UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                $     19,339,243
-------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                    (6,006,479)
===========================================================================================
Net unrealized appreciation of investment securities                      $     13,332,764
___________________________________________________________________________________________
===========================================================================================

Cost of investments for tax purposes is $161,845,795.




I-VITEC-QTR-1                    F-11

                           AIM V.I. TOTAL RETURN FUND
            Quarterly Schedule of Portfolio Holdings o March 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com            I-VITRE-QTR-1 3/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                       MARKET
                                                                                         SHARES                        VALUE
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--65.56%
AEROSPACE & DEFENSE--2.69%
Honeywell International Inc.                                                               3,990                   $    148,468
-------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                  1,890                        192,137
===============================================================================================================================
                                                                                                                        340,605
===============================================================================================================================

ALUMINUM--0.83%
Alcoa Inc.                                                                                 3,450                        104,845
===============================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.86%
Bank of New York Co., Inc. (The)                                                           3,750                        108,937
===============================================================================================================================

BIOTECHNOLOGY--2.20%
Amgen Inc.                                                  (a)                            2,340                        136,211
-------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                                             (a)                            2,510                        142,091
===============================================================================================================================
                                                                                                                        278,302
===============================================================================================================================

CASINOS & GAMING--0.63%
International Game Technology                                                              3,000                         79,980
===============================================================================================================================

COMMUNICATIONS EQUIPMENT--1.98%
Cisco Systems, Inc.                                         (a)                            8,640                        154,570
-------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                              2,640                         96,756
===============================================================================================================================
                                                                                                                        251,326
===============================================================================================================================

COMPUTER HARDWARE--2.33%
Dell Inc.                                                   (a)                            4,840                        185,953
-------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                      1,200                        109,656
===============================================================================================================================
                                                                                                                        295,609
===============================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.09%
EMC Corp.                                                   (a)                           11,190                        137,861
===============================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.80%
Caterpillar Inc.                                                                           1,420                        129,845
-------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                1,460                         98,010
===============================================================================================================================
                                                                                                                        227,855
===============================================================================================================================

CONSUMER FINANCE--1.01%
MBNA Corp.                                                                                 5,220                        128,151
===============================================================================================================================

I-VITRE-QTR-1

                                                                                                                       MARKET
                                                                                         SHARES                        VALUE
-------------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--0.83%
First Data Corp.                                                                           2,670                   $    104,958
===============================================================================================================================

DIVERSIFIED BANKS--1.27%
Bank of America Corp.                                                                      3,640                        160,524
===============================================================================================================================

DIVERSIFIED CHEMICALS--1.39%
E. I. du Pont de Nemours & Co.                                                             1,490                         76,348
-------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                       1,390                         99,413
===============================================================================================================================
                                                                                                                        175,761
===============================================================================================================================

DRUG RETAIL--1.16%
Walgreen Co.                                                                               3,310                        147,030
===============================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.00%
Emerson Electric Co.                                                                       1,955                        126,938
===============================================================================================================================

FOREST PRODUCTS--0.87%
Weyerhaeuser Co.                                                                           1,610                        110,285
===============================================================================================================================

GENERAL MERCHANDISE STORES--0.86%
Target Corp.                                                                               2,170                        108,543
===============================================================================================================================

HEALTH CARE EQUIPMENT--1.82%
Boston Scientific Corp.                                     (a)                            2,010                         58,873
-------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                            3,380                        172,211
===============================================================================================================================
                                                                                                                        231,084
===============================================================================================================================

HOME IMPROVEMENT RETAIL--1.76%
Home Depot, Inc. (The)                                                                     3,070                        117,397
-------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                          1,860                        106,187
===============================================================================================================================
                                                                                                                        223,584
===============================================================================================================================

HOUSEHOLD PRODUCTS--1.04%
Procter & Gamble Co. (The)                                                                 2,480                        131,440
===============================================================================================================================

HYPERMARKETS & SUPER CENTERS--1.83%
Wal-Mart Stores, Inc.                                                                      4,630                        232,009
===============================================================================================================================

INDUSTRIAL CONGLOMERATES--1.96%
General Electric Co.                                                                       6,890                        248,453
===============================================================================================================================

INDUSTRIAL GASES--2.21%
Air Products & Chemicals, Inc.                                                             2,340                        148,099
-------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                              2,760                        132,094
===============================================================================================================================
                                                                                                                        280,193
===============================================================================================================================

I-VITRE-QTR-1

                                                                                                                       MARKET
                                                                                         SHARES                        VALUE
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY--2.82%
Eaton Corp.                                                                                2,100                   $    137,340
-------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                                   1,350                        120,866
-------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                                                       1,250                         99,563
===============================================================================================================================
                                                                                                                        357,769
===============================================================================================================================

INTEGRATED OIL & GAS--0.69%
Exxon Mobil Corp.                                                                          1,470                         87,612
===============================================================================================================================

INVESTMENT BANKING & BROKERAGE--3.87%
Goldman Sachs Group, Inc. (The)                                                            1,490                        163,885
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                  2,670                        151,122
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                             3,050                        174,613
===============================================================================================================================
                                                                                                                        489,620
===============================================================================================================================

MOVIES & ENTERTAINMENT--1.01%
Viacom Inc.-Class B                                                                        3,680                        128,174
===============================================================================================================================

MULTI-LINE INSURANCE--1.50%
American International Group, Inc.                                                         3,420                        189,502
===============================================================================================================================

OIL & GAS DRILLING--1.30%
ENSCO International Inc.                                                                   1,230                         46,322
-------------------------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)                            (a)                            2,290                        117,843
===============================================================================================================================
                                                                                                                        164,165
===============================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.68%
Schlumberger Ltd. (Netherlands)                                                            1,230                         86,690
===============================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.43%
Citigroup Inc.                                                                             4,813                        216,296
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                       2,640                         91,344
===============================================================================================================================
                                                                                                                        307,640
===============================================================================================================================

PHARMACEUTICALS--5.80%
Johnson & Johnson                                                                          4,040                        271,326
-------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                          2,150                        112,015
-------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                                9,680                        254,294
-------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                      2,290                         96,592
===============================================================================================================================
                                                                                                                        734,227
===============================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.74%
Applied Materials, Inc.                                     (a)                            5,760                         93,600
===============================================================================================================================

I-VITRE-QTR-1

                                                                                                                       MARKET
                                                                                         SHARES                        VALUE
-------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS--5.02%
Altera Corp.                                                (a)                            4,580                   $     90,592
-------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                7,650                        177,710
-------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                    3,070                        117,612
-------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                            1,460                         59,670
-------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                                     7,460                        190,155
===============================================================================================================================
                                                                                                                        635,739
===============================================================================================================================

SOFT DRINKS--1.74%
Coca-Cola Co. (The)                                                                        3,140                        130,844
-------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                              1,700                         90,151
===============================================================================================================================
                                                                                                                        220,995
===============================================================================================================================

SPECIALTY STORES--1.21%
Tiffany & Co.                                                                              4,440                        153,269
===============================================================================================================================

SYSTEMS SOFTWARE--2.34%
Microsoft Corp.                                                                            8,240                        199,161
-------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                              (a)                            4,580                         97,691
===============================================================================================================================
                                                                                                                        296,852
===============================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.99%
Fannie Mae                                                                                 2,310                        125,780
===============================================================================================================================
Total Common Stocks (Cost $8,139,716)                                                                                 8,305,907
===============================================================================================================================

U.S. MORTGAGE-BACKED SECURITIES--11.05%                                            PRINCIPAL
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--11.05%                                 AMOUNT
Pass Through Ctfs.,
 5.00%, 01/01/17 to 03/01/34                                (b)               $          500,040                        497,180
-------------------------------------------------------------------------------------------------------------------------------
 4.50%, 05/01/18                                            (b)                          741,006                        726,079
-------------------------------------------------------------------------------------------------------------------------------
 5.50%, 10/01/34                                            (b)                          141,540                        141,887
-------------------------------------------------------------------------------------------------------------------------------
Pass Through Cfts., TBA
 5.00%, 04/01/35                                            (c)                           35,000                         34,270
-------------------------------------------------------------------------------------------------------------------------------
Total U.S. Mortgage-Backed Securities (Cost $1,429,939)                                                               1,399,416
===============================================================================================================================

BONDS & NOTES--7.45%
APPAREL RETAIL--0.08%
Limited Brands, Inc., Notes, 5.25%, 11/01/14                (b)                           10,000                          9,693
===============================================================================================================================

AUTOMOBILE MANUFACTURERS--0.23%
DaimlerChrysler N.A. Holding Corp.,
Unsec. Gtd. Global Notes, 8.50%, 01/18/31                   (b)                           20,000                         24,046
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., Unsec. Global Notes, 7.45%, 07/16/31        (b)                            5,000                          4,533
===============================================================================================================================
                                                                                                                         28,579
===============================================================================================================================

I-VITRE-QTR-1

                                                                                    PRINCIPAL                        MARKET
                                                                                      AMOUNT                          VALUE
-------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--0.55%
Comcast Cable Communications, Inc.,
Sr. Unsec. Unsub. Notes, 6.75%, 01/30/11                    (b)               $           50,000                   $     54,434
-------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Notes, 4.63%,
01/15/10 (Acquired 12/10/04; Cost $14,984)                  (b)(d)                        15,000                         14,634
===============================================================================================================================
                                                                                                                         69,068
===============================================================================================================================

CONSUMER FINANCE--0.28%
Capital One Bank, Sub. Notes, 6.50%, 06/13/13               (b)                           15,000                         16,170
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Sr. Unsec. Notes, 4.95%,
01/15/08                                                    (b)                           10,000                          9,657
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Global Notes, 7.38%,
10/28/09                                                    (b)                           10,000                         10,092
===============================================================================================================================
                                                                                                                         35,919
===============================================================================================================================

DEPARTMENT STORES--0.25%
Federated Department Stores, Inc., Bonds, 6.79%,
07/15/27                                                    (b)                           30,000                         31,522
===============================================================================================================================

DIVERSIFIED BANKS--0.08%
Wachovia Bank N.A., Sub. Global Notes, 4.80%,
11/01/14                                                    (b)                           10,000                          9,781
===============================================================================================================================

DIVERSIFIED CAPITAL MARKETS--0.34%
Credit Suisse First Boston U.S.A., Inc.,
Global Notes, 6.13%, 11/15/11                               (b)                           10,000                         10,636
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., Global Sub. Notes, 6.75%,
02/01/11                                                    (b)                           30,000                         32,930
===============================================================================================================================
                                                                                                                         43,566
===============================================================================================================================

ELECTRIC UTILITIES--0.97%
Appalachian Power Co., Sr. Notes, 4.95%, 02/01/15           (b)                           10,000                          9,793
-------------------------------------------------------------------------------------------------------------------------------
Ohio Power Co.-Series G, Sr. Unsec. Global Notes,
6.60%, 02/15/33                                             (b)                           25,000                         28,341
-------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage Bonds,
6.05%, 03/01/34                                             (b)                           30,000                         30,873
-------------------------------------------------------------------------------------------------------------------------------
PPL Energy Supply LLC, Sr. Unsec. Notes,
5.40%, 08/15/14                                             (b)                            5,000                          5,047
-------------------------------------------------------------------------------------------------------------------------------
PPL Energy Supply LLC-Series A, Sr. Unsec.
Global Notes, 6.40%, 11/01/11                               (b)                           10,000                         10,815
-------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., Sr. Global Notes, 7.00%, 03/15/13           (b)                           35,000                         38,522
===============================================================================================================================
                                                                                                                        123,391
===============================================================================================================================

GAS UTILITIES--0.08%
Kinder Morgan Energy Partners, L.P., Notes,
5.80%, 03/15/35                                             (b)                           10,000                          9,540
===============================================================================================================================

HOMEBUILDING--0.08%
Pulte Homes, Inc., Notes, 5.20%, 02/15/15                   (b)                            5,000                          4,726
-------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., Sr. Unsec. Gtd. Unsub. Bonds,
7.88%, 06/15/32                                             (b)                            5,000                          5,772
===============================================================================================================================
                                                                                                                         10,498
===============================================================================================================================

I-VITRE-QTR-1

                                                                                    PRINCIPAL                        MARKET
                                                                                      AMOUNT                          VALUE
-------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.83%
Colgate-Palmolive Co.-Series C, Medium Term Notes,
5.58%, 11/06/08                                             (b)               $          100,000                   $    104,663
===============================================================================================================================

INTEGRATED OIL & GAS--0.18%
Duke Energy Field Services Corp., Sr. Unsec. Notes,
7.88%, 08/16/10                                             (b)                           20,000                         22,850
===============================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.94%
BellSouth Corp., Bonds, 6.55%, 06/15/34                     (b)                           20,000                         21,448
-------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., Global Bonds, 5.20%, 09/15/14              (b)                           15,000                         14,867
-------------------------------------------------------------------------------------------------------------------------------
British Telecommunications PLC (United Kingdom),
Global Bonds, 8.88%, 12/15/30                               (b)                           10,000                         13,312
-------------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V. (Netherlands), Sr. Unsub.
Global Notes, 8.00%, 10/01/10                               (b)                           20,000                         22,946
-------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc., Global Notes,
  5.10%, 09/15/14                                           (b)                           20,000                         19,502
-------------------------------------------------------------------------------------------------------------------------------
  6.15%, 09/15/34                                           (b)                           10,000                         10,016
-------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/28                                             (b)                            5,000                          5,350
-------------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec. Unsub.
Global Notes, 7.25%, 12/01/10                               (b)                           10,000                         11,118
===============================================================================================================================
                                                                                                                        118,559
===============================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.63%
Goldman Sachs Group, Inc. (The), Global Notes,
4.75%, 07/15/13                                             (b)                           15,000                         14,530
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Unsec. Unsub.
Global Notes, 3.50%, 08/07/08                               (b)                           10,000                          9,699
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B, Medium Term Notes,
5.30%, 09/30/15                                             (b)                            5,000                          4,980
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Sr. Unsec. Unsub. Global Notes,
5.30%, 03/01/13                                             (b)                           50,000                         50,537
===============================================================================================================================
                                                                                                                         79,746
===============================================================================================================================

MOVIES & ENTERTAINMENT--0.09%
Time Warner Inc., Sr. Unsec. Gtd. Unsub. Global Notes,
7.63%, 04/15/31                                             (b)                           10,000                         11,841
===============================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.31%
Pemex Project Funding Master Trust, Unsec. Gtd. Unsub.
Global Notes, 7.38%, 12/15/14                               (b)                            5,000                          5,360
-------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., Global Notes, 5.00%, 01/31/15             (b)                           15,000                         14,610
-------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., Unsec. Notes, 4.90%, 02/01/14             (b)                           20,000                         19,590
===============================================================================================================================
                                                                                                                         39,560
===============================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.19%
Valero Energy Corp., Unsec. Notes, 7.50%, 04/15/32          (b)                           20,000                         24,196
===============================================================================================================================

I-VITRE-QTR-1

                                                                                    PRINCIPAL                        MARKET
                                                                                      AMOUNT                          VALUE
-------------------------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.29%
General Electric Capital Corp.-Series A, Medium Term
Global Notes, 3.75%, 12/15/09                               (b)               $           15,000                   $     14,402
-------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., Sr. Unsec. Global Notes,
6.75%, 05/15/11                                             (b)                           20,000                         21,810
===============================================================================================================================
                                                                                                                         36,212
===============================================================================================================================

PHARMACEUTICALS--0.20%
Wyeth, Unsec. Notes, 5.50%, 02/01/14                        (b)                           25,000                         25,573
===============================================================================================================================

PUBLISHING--0.16%
News America Inc., Sr. Unsec. Gtd. Global Notes,
6.55%, 03/15/33                                             (b)                           20,000                         20,871
===============================================================================================================================

RAILROADS--0.23%
Burlington Northern Santa Fe Railway Co. (The), Notes,
4.88%, 01/15/15                                             (b)                           30,000                         29,320
===============================================================================================================================

REAL ESTATE--0.29%
Simon Property Group, L.P., Unsec. Unsub. Global Notes,
6.35%, 08/28/12                                             (b)                           35,000                         36,991
===============================================================================================================================

SOVEREIGN DEBT--0.12%
United Mexican States (Mexico)-Series A, Medium Term
Global Notes, 6.75%, 09/27/34                               (b)                           15,000                         14,678
===============================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.05%
New Cingular Wireless Services Inc., Sr. Unsec. Unsub.
Global Notes, 8.75%, 03/01/31                               (b)                            5,000                          6,582
===============================================================================================================================

Total Bonds & Notes (Cost $942,159)                                                                                     943,199
===============================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--3.11%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--1.90%
Unsec. Global Notes, 2.88%, 09/15/05                        (b)                          150,000                        149,724
-------------------------------------------------------------------------------------------------------------------------------
 2.38%, 02/15/07                                            (b)                           40,000                         38,871
-------------------------------------------------------------------------------------------------------------------------------
 6.25%, 07/15/32                                            (b)                           45,000                         52,037
===============================================================================================================================
                                                                                                                        240,632
===============================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--1.21%
Unsec. Global Notes, 5.25%, 04/15/07                        (b)                          150,000                        153,639
===============================================================================================================================
Total U.S. Government Agency Securities (Cost $391,623)                                                                 394,271
===============================================================================================================================

I-VITRE-QTR-1

                                                                                    PRINCIPAL                        MARKET
                                                                                      AMOUNT                          VALUE
-------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.68%
COLLATERALIZED MORTGAGE OBLIGATIONS--2.68%
Capital One Multi-Asset Execution Trust-Series
2003-B4, Class B4, Floating Rate Pass Through
Ctfs., 3.61%, 07/15/11                                      (b)(e)            $           35,000                   $     35,660
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
Corp.-Series 2004-AR3, Class 5A1, Pass Through
Ctfs., 4.80%, 04/25/34                                      (b)                           38,675                         38,775
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
Corp.-Series 2004-AR7, Class 2A1, Pass Through
Ctfs., 4.85%, 11/25/34                                      (b)                           42,168                         42,111
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
Corp.-Series 2004-C4, Class A6, Pass Through
Ctfs., 4.69%, 10/15/39                                      (b)                           50,000                         48,539
-------------------------------------------------------------------------------------------------------------------------------
Master Asset Securitization Trust-Series 2003-8,
Class 1A1, Pass Through Ctfs., 5.50%, 09/25/33              (b)                           73,578                         73,187
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust-Series 2004-
6AR, Class 2A2, Pass Through Ctfs., 4.16%,
08/25/34                                                    (b)                           16,573                         16,543
-------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp.-Series 2004-2AC,
Class A1, Pass Through Ctfs., 5.04%, 02/25/34               (b)                           69,318                         69,480
-------------------------------------------------------------------------------------------------------------------------------
Vanderbilt Mortgage Finance Inc.-Series 2002-B,
Class A4, Pass Through Ctfs., 5.84%, 02/07/26               (b)                           15,000                         15,007
===============================================================================================================================
Total Asset-Backed Securities (Cost $345,576)                                                                           339,302
===============================================================================================================================

U.S. TREASURY SECURITIES--8.89%
U.S. TREASURY BONDS--1.60%
 7.25%, 05/15/16                                            (b)                          100,000                        122,672
-------------------------------------------------------------------------------------------------------------------------------
 6.00%, 02/15/26                                            (b)                           70,000                         80,084
===============================================================================================================================
                                                                                                                        202,756
===============================================================================================================================

U.S. TREASURY NOTES--7.29%
 1.63%, 04/30/05                                                                         400,000                        399,728
-------------------------------------------------------------------------------------------------------------------------------
 1.88%, 11/30/05                                            (b)                          230,000                        227,969
-------------------------------------------------------------------------------------------------------------------------------
 4.25%, 11/15/13                                            (b)                          300,000                        295,500
===============================================================================================================================
                                                                                                                        923,197
===============================================================================================================================

Total U.S. Treasury Securities (Cost $1,127,614)                                                                      1,125,953
===============================================================================================================================

MONEY MARKET FUNDS--1.26%
Premier Portfolio-Institutional Class   (Cost $160,111)     (f)                          160,111                        160,111
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.00%  (Cost $12,536,738)                                                                     $ 12,668,159
_______________________________________________________________________________________________________________________________
===============================================================================================================================

I-VITRE-QTR-1

Investment Abbreviations:

Ctfs.                               Certificates
Gtd.                                Guaranteed
Sr.                                 Senior
Sub.                                Subordinated
TBA                                 To Be Announced
Unsec.                              Unsecured
Unsub.                              Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at March 31, 2005 was $3,768,143, which represented 29.74% of the Fund's Total Investments. See Note 1A.

(c) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at March 31, 2005 represented 0.12% of the Fund's Total Investments. This security is considered to be illiquid..

(e) Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2005.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


       See accompanying notes which are an integral part of this schedule.

I-VITRE-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to

I-VITRE-QTR-1
     reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

I-VITRE-QTR-1

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       UNREALIZED
                         MARKET VALUE     PURCHASES   PROCEEDS FROM   APPRECIATION    MARKET VALUE     DIVIDEND      REALIZED
FUND                        12/31/04       AT COST        SALES      (DEPRECIATION)     03/31/05        INCOME      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------

Premier Portfolio
-Institutional
Class*                   $  1,098,425   $  2,223,197   $ (3,161,511)   $    --        $    160,111   $      3,238     $   --
-------------------------------------------------------------------------------------------------------------------------------

*On February 25, 2005, the Premier Portfolio investments were transferred from the original share class with no name designation to the newly structured share class designated as Institutional Class.

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $3,058,738 and $3,240,229, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $    748,918
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               (631,607)
===================================================================================
Net unrealized appreciation of investment securities                   $    117,311
___________________________________________________________________________________
===================================================================================

Cost of investments for tax purposes is $12,550,848

I-VITRE-QTR-1

                            AIM V.I. UTILITIES FUND
           Quarterly Schedule of Portfolio Holdings o March 31, 2005


YOUR GOALS, OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com             I-VIUTI-QTR-1 3/05           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)



                                                                                                                MARKET
                                                                                              SHARES            VALUE
========================================================================================================================
DOMESTIC COMMON STOCKS--81.44%

DIVERSIFIED METALS & MINING--2.72%

Peabody Energy Corp.                                                                          110,000        $ 5,099,600
========================================================================================================================

ELECTRIC UTILITIES--42.23%

Ameren Corp.                                                                                   95,000          4,655,950
------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                              90,000          3,065,400
------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                                                      240,000          2,887,200
------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                  80,000          3,241,600
------------------------------------------------------------------------------------------------------------------------
DTE Energy Co.                                                                                 39,000          1,773,720
------------------------------------------------------------------------------------------------------------------------
Edison International                                                                          150,000          5,208,000
------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                 115,000          8,125,900
------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                  190,024          8,720,201
------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                             150,000          6,292,500
------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                               172,000          6,905,800
------------------------------------------------------------------------------------------------------------------------
OGE Energy Corp.                                                                               70,000          1,886,500
------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Corp.                                                                  240,000          8,184,000
------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                      95,000          5,129,050
------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                     138,000         10,988,940
------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc.                                                                           100,000          2,164,000
========================================================================================================================
                                                                                                              79,228,761
========================================================================================================================

GAS UTILITIES--3.22%

KeySpan Corp.                                                                                 110,000          4,286,700
------------------------------------------------------------------------------------------------------------------------
Peoples Energy Corp.                                                                           42,000          1,760,640
========================================================================================================================
                                                                                                               6,047,340
========================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--4.75%

Citizens Communications Co.                                                                   320,000          4,140,800
------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                  210,000          4,777,500
========================================================================================================================
                                                                                                               8,918,300
========================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--19.01%

Calpine Corp.                                                                   (a)         1,100,000          3,080,000
------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                      110,000          8,187,300
------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                              70,000          1,960,700
------------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                                      75,000          4,308,000
------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                                   105,000          3,236,100
------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                 125,000          7,406,250
------------------------------------------------------------------------------------------------------------------------
SCANA Corp.                                                                                    60,000          2,293,200
------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                 130,000          5,179,200
========================================================================================================================
                                                                                                              35,650,750
========================================================================================================================


I-VIUTI-QTR-1                            F-1

                                                                                                                MARKET
                                                                                              SHARES            VALUE
========================================================================================================================
OIL & GAS REFINING MARKETING & TRANSPORTATION--7.95%

Kinder Morgan, Inc.                                                                            95,000       $  7,191,500
------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                     410,000          7,712,100
========================================================================================================================
                                                                                                              14,903,600
========================================================================================================================

WATER UTILITIES--1.56%

Aqua America Inc.                                                                             120,000          2,922,000
------------------------------------------------------------------------------------------------------------------------
Total Domestic Common Stocks (Cost $124,530,768)                                                             152,770,351
========================================================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--14.38%

FRANCE--1.70%

Veolia Environnement S.A. (Multi-Utilities & Unregulated Power)                 (b)            90,000          3,189,577
========================================================================================================================

GERMANY--2.29%

E.ON A.G. (Electric Utilities)                                                  (b)            50,000          4,302,654
========================================================================================================================

ITALY--3.76%

Enel S.p.A. (Electric Utilities)                                                (b)           400,000          3,827,371
------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated Telecommunication Services)                   (b)           350,022          1,093,978
------------------------------------------------------------------------------------------------------------------------
Terna S.p.A. (Electric Utilities)                                               (b)           800,000          2,124,567
========================================================================================================================
                                                                                                               7,045,916
========================================================================================================================

SPAIN--2.04%

Endesa, S.A. (Electric Utilities)                                               (b)            85,000          1,913,008
------------------------------------------------------------------------------------------------------------------------
Telefonica, S.A. (Integrated Telecommunication Services)                        (b)           110,000          1,909,507
========================================================================================================================
                                                                                                               3,822,515
========================================================================================================================

UNITED KINGDOM--4.59%

Centrica PLC (Gas Utilities)                                                    (b)           600,000          2,617,978
------------------------------------------------------------------------------------------------------------------------
National Grid Transco PLC (Multi-Utilities & Unregulated Power)                 (b)           300,000          2,781,498
------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Telecommunication Services)                        (b)           803,526          2,133,986
------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC-ADR (Wireless Telecommunication Services)                                   40,600          1,078,336
========================================================================================================================
                                                                                                               8,611,798
========================================================================================================================
Total Foreign Stocks & Other Equity Interests (Cost $23,619,487)                                              26,972,460
========================================================================================================================

                                                                                             PRINCIPAL
                                                                                               AMOUNT
BONDS & NOTES--0.16%

ELECTRIC UTILITIES--0.11%

AmerenEnergy Generating Co.-Series C, Sr. Unsec. Global Notes, 7.75%, 11/01/05  (c)        $  100,000            102,255
------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec. Notes, 7.13%, 12/15/05                (c)           100,000            102,239
========================================================================================================================
                                                                                                                 204,494
========================================================================================================================


I-VIUTI-QTR-1                         F-2

                                                                                             PRINCIPAL           MARKET
                                                                                               AMOUNT            VALUE
========================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.05%

British Telecommunications PLC (United Kingdom), Global Notes, 7.88%, 12/15/05  (c)        $  100,000          $ 102,922
========================================================================================================================
Total Bonds & Notes (Cost $309,372)                                                                              307,416
========================================================================================================================
                                                                                            SHARES
MONEY MARKET FUNDS--4.02%

Premier Portfolio-Institutional Class
(Cost $7,545,112)                                                               (d)         7,545,112          7,545,112
========================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $156,004,739)                                                            $ 187,595,339
________________________________________________________________________________________________________________________
========================================================================================================================

    Investment Abbreviations:

    ADR   -  American Depositary Receipt
    Sr.   -  Senior
    Unsec. - Unsecured

    Notes to Schedule of Investments:

(a) Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $25,894,124, which represented 13.80% of the Fund's Total Investments. See
    Note 1A.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at March 31, 2005 was $307,416, which represented 0.16% of the Fund's Total Investments. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


    See accompanying notes which are an integral part of this schedule.


I-VIUTI-QTR-1                        F-3

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

      A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

      Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

      Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

      Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

      Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may


I-VIUTI-QTR-1                         F-4
   include information relating to sector indices, ADRs and domestic and foreign index futures.

      Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

      Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

      The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies,
   (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


I-VIUTI-QTR-1                       F-5

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:
                                                                                 UNREALIZED
                                     MARKET VALUE  PURCHASES    PROCEEDS FROM   APPRECIATION   MARKET VALUE  DIVIDEND   REALIZED
FUND                                    12/31/04    AT COST        SALES       (DEPRECIATION)    03/31/05     INCOME   GAIN (LOSS)
====================================================================================================================================
Premier Portfolio-
Institutional
Class*                               $  6,951,654  $26,338,072  $(25,744,614)  $          --   $  7,545,112  $ 44,985  $        --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

*On February 25, 2005 the Premier Portfolio investments were transferred from the original share class with no name designation to the newly structured share class designated as Institutional Class.

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $31,279,221 and $8,414,366, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

   Receivables for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $20,233,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined to be in accordance with the fair valuation procedures authorized by the Board of Trustees.


                                             UNREALIZED APPRECIATION (DEPRECIATION) OF
                                                INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                                          $    31,918,531
------------------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                             (1,001,696)
====================================================================================================================================
Net unrealized appreciation of investment securities                                                                $    30,916,835
____________________________________________________________________________________________________________________________________
====================================================================================================================================

Cost of investments for tax purposes is $156,678,504.


I-VIUTI-QTR-1                  F-6

Item 2. Controls and Procedures.

     (a) As of March 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of March 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds

By:      /s/ ROBERT H. GRAHAM
         -------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    May 27, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         -------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    May 27, 2005


By:      /s/ SIDNEY M. DILGREN
         -------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    May 27, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.